File Nos. 33-40682
                                                                         811-632



    As filed with the Securities and Exchange Commission on October 13, 1995



                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


--------------------------------------------------------------------------------

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

                           Pre-Effective Amendment No.


                        Post-Effective Amendment No. 8 |X|


                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|


                               Amendment No. 10 |X|



--------------------------------------------------------------------------------

                             THE LAZARD FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)


                 30 Rockefeller Plaza, New York, New York 10020


               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 632-6000

                            William G. Butterly, III
                             Lazard Freres & Co. LLC


                 30 Rockefeller Plaza, New York, New York 10020


                     (Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box)

_______immediately upon filing pursuant to paragraph (b)

_______on May 1, 1995 pursuant to paragraph (b)
_______60 days after filing pursuant to paragraph (a)(i)
_______on (date) pursuant to paragraph (a)(i)
_______75 days after filing pursuant to paragraph (a)(ii)


  |X|  on December 30, 1995 pursuant to paragraph (a)(ii) of Rule 485


If appropriate, check the following box:

_______ this post-effective amendment designates a new effective date for a previously filed post effective amenedment.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         Registrant has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. On February 21, 1995, Registrant filed the notice required by such Rule for its fiscal year completed on December 31, 1994.
--------------------------------------------------------------------------------

                             THE LAZARD FUNDS, INC.

                              CROSS REFERENCE SHEET
                          (as required by Rule 404(c))
                                TABLE OF CONTENTS

N-1A Item No. ................................................................Location in Prospectus (Caption)
PART A
Item 1.      Cover Page                                                                             Cover Page
Item 2.      Synopsis                                                                       Fee Table; Summary
Item 3.      Condensed Financial Information                                              Financial Highlights
Item 4.      General Description of Registrant                    Summary; Investment Objectives and Policies:
                                                                                       Investment Restrictions
Item 5.      Management of the Fund                                    Management; Account Services; Fee Table
Item 5A.     Management's Discussion of Fund Performance                                        Not Applicable
Item 6.      Capital Stock and Other Securities                      Taxation; Organization and Description of
                                                                                                 Capital Stock
Item 7.      Purchase of Securities Being Offered               Purchase of Shares; Determination of Net Asset
                                                                                                         Value
Item 8.      Redemption of Repurchase                                                     Redemption of Shares
Item 9.      Pending Legal Proceedings                                                          Not Applicable
                                                      Location in Statement of Additional Information (Caption)

PART B
Item 10.     Cover Page                                                                             Cover Page
Item 11.     Table of Contents                                                                      Cover Page
Item 12.     General Information and History                                                    Not Applicable
Item 13.     Investment Objectives and Policies                    Additional Permitted Investment Activities;
                                                                                       Investment Restrictions
Item 14.     Management of the Fund                                                                 Management
Item 15.     Control Persons and Principal Holders of            Organization and Description of Capital Stock
             Securities
Item 16.     Investment Advisory and Other Services                                                 Management
Item 17.     Brokerage Allocation and Other Practices                                   Portfolio Transactions
Item 18.     Capital Stock and Other Securities                  Organization and Description of Capital Stock
Item 19.     Purchase, Redemption and Pricing of               Determination of Net Asset Value; Redemption of
             Securities Being Offered                                                                   Shares
Item 20.     Tax Status                                                                               Taxation
Item 21.     Underwriters                                                                       Not Applicable
Item 22.     Calculation of Performance Date                                 Yield and Total Return Quotations
Item 23.     Financial Statements                                                         Financial Statements


                              THE LAZARD FUNDS, INC.
                             ======================
                                   PROSPECTUS















                                DECEMBER 30, 1995

                             LAZARD FRERES & CO. LLC
                 30 Rockefeller Plaza, New York, New York 10020
                                 (212) 632-6400
                                 (800) 228-0203

                               DECEMBER 30, 1995

PROSPECTUS



THE LAZARD FUNDS, INC.
------------------------------------------------------
Lazard Equity Portfolio
Lazard International Equity Portfolio
Lazard International Fixed-Income Portfolio
Lazard Bond Portfolio
Lazard Strategic Yield Portfolio
Lazard Small Cap Portfolio
Lazard International Small Cap Portfolio
Lazard Special Equity Portfolio
Lazard Emerging Markets Portfolio

Lazard Global Equity Portfolio
Lazard Bantam Value Portfolio
Lazard Emerging World Funds Portfolio

30 Rockefeller Plaza, New York, New York 10020
(212) 632-6400 (New York State)
(800) 228-0203 (other continental states)
------------------------------------------------------
INVESTORS ARE ADVISED TO READ THIS PROSPECTUS AND
RETAIN IT FOR FUTURE REFERENCE.


This Prospectus sets forth concisely the information a prospective investor should know before investing in the portfolios. A Statement of Additional Information dated December 30, 1995, containing additional and more detailed information about the portfolios, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It is available without charge and can be obtained by writing or calling the Fund at the address and telephone number printed above.

------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




The Lazard Funds, Inc. is a no-load, open-end management investment company that currently has twelve separate investment portfolios. The portfolios are professionally managed by Lazard Freres Asset Management, a division of Lazard Freres & Co. LLC



LAZARD EQUITY PORTFOLIO seeks capital appreciation through investing primarily in equity securities of companies with relatively large capitalizations that appear to the investment manager to be inexpensively priced relative to the return on total capital or equity.



LAZARD INTERNATIONAL EQUITY PORTFOLIO seeks capital appreciation through investing primarily in the equity securities of non-United States companies. The companies selected are those that the investment manager believes are inexpensively priced relative to the return on total capital or equity.


LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO seeks high total return from a combination of current income and capital appreciation, consistent with what the investment manager considers to be prudent investment risk, through investing primarily in foreign fixed-income securities of varying maturities.


LAZARD BOND PORTFOLIO seeks to build and preserve capital through investing in a range of bonds, including obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, mortgage-backed securities, asset-backed securities, municipal securities and corporate fixed-income securities.


LAZARD STRATEGIC YIELD PORTFOLIO seeks to obtain a total return on its assets by placing approximately equal emphasis on capital appreciation and current income through investing principally in high-yielding fixed-income securities. The Lazard Strategic Yield Portfolio may invest up to 50% of its total assets in non-U.S. dollar denominated securities of foreign issuers. Many of the high-yielding securities in which the Lazard Strategic Yield Portfolio invests are rated in the lower rating categories (i.e., below investment grade) by the nationally recognized securities rating services. These securities, which are often referred to as "junk bonds," are subject to greater risk of loss of principal and interest than higher rated securities and are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

LAZARD SMALL CAP PORTFOLIO seeks capital appreciation through investing primarily in equity securities of companies with market capitalizations under $1 billion that are believed by the investment manager to be inexpensively priced relative to the return on total capital or equity.

LAZARD INTERNATIONAL SMALL CAP PORTFOLIO seeks capital appreciation through investing primarily in equity securities of non-United States companies with market capitalizations under $1 billion that are believed by the investment manager to be inexpensively priced relative to the return on total capital or equity. The Lazard International Small Cap Portfolio operates similarly to the Lazard Small Cap Portfolio, except that this Portfolio will invest primarily in the equity securities of non-United States issuers and, therefore, investment determinations include, among other items, the effect of currency fluctuations and the political and economic factors of other jurisdictions.


LAZARD SPECIAL EQUITY PORTFOLIO seeks capital appreciation through investing primarily in equity securities of companies that are believed by the investment manager to be undervalued in the marketplace in relation to factors such as the respective companies' assets, earnings, earnings power or growth potential.

LAZARD EMERGING MARKETS PORTFOLIO seeks capital appreciation through investing primarily in equity securities of non-United States issuers who are located, or doing significant business, in emerging market countries. Emerging market countries include countries where political and economic trends have produced recently, or are producing, a more stable economy, or countries that have developed recently, or are developing, financial markets and investment liquidity. The Lazard Emerging Markets Portfolio seeks securities of issuers whose potential is significantly enhanced by their relationship to the emerging markets country and are believed to be inexpensively priced relative to the productivity of their equity or assets.



LAZARD GLOBAL EQUITY PORTFOLIO seeks capital appreciation through investing primarily in equity securities of companies with relatively large capitalizations that are located anywhere in the world which the investment manager believes to be inexpensively priced relative to the return on total capital or equity. In addition to security specific factors, investment determinations include, among other items, analysis of U.S. and non-U.S. markets.

LAZARD BANTAM VALUE PORTFOLIO seeks capital appreciation through investing primarily in equity securities of companies with market capitalizations under $500 million that are believed by the investment manager to be inexpensively priced relative to the return on total capital or equity and which are likely to increase market capitalization as a result of growth or are likely to be the subject of acquisitions or other events.

LAZARD EMERGING WORLD FUNDS PORTFOLIO seeks capital appreciation through investing primarily in securities of closed-end funds, generally at discounts to net asset value, which in turn invest in emerging market securities. The securities in which the Portfolio will invest will be principally listed on recognized international exchanges or traded in recognized international markets.

TABLE OF CONTENTS


Fee Table .................................................................    3

Summary ...................................................................    4

Financial Highlights ......................................................    5

Investment Objectives and Policies ........................................    8


Additional Permitted Investment Activities ................................   26

Investment Restrictions ...................................................   34

Management ................................................................   35

Determination of Net Asset Value ..........................................   39

Purchase of Shares ........................................................   40

Redemption of Shares ......................................................   41

Exchange Privilege ........................................................   43

Dividends and Distributions ...............................................   43

Taxation ..................................................................   44

Account Services ..........................................................   45

Shareholder Services ......................................................   45

Organization and Description of Capital Stock .............................   45

Custodian; Transfer and Dividend Disbursing Agent .........................   46

Reports To Shareholders ...................................................   46

Performance Information ...................................................   46

Appendix (Bond and Commercial Paper Ratings) ..............................   47

FEE TABLE





                                             Lazard                           Lazard
                                    Lazard    Inter-          Lazard           Inter-                                       Lazard
                                    Inter-   national          Stra-  Lazard  national Lazard   Lazard     Lazard  Lazard  Emerging
                            Lazard  national  Fixed-   Lazard  tegic  Small    Small   Special  Emerging   Global  Bantam   World
                            Equity  Equity    Income   Bond    Yield  Cap      Cap      Equity  Markets    Equity  Value    Funds
                            Port-   Port-     Port-    Port-   Port-  Port-    Port-    Port-    Port-     Port-   Port-    Port-
                            folio   folio     folio    folio   folio  folio    folio    folio    folio     folio   folio    folio
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER
TRANSACTION EXPENSES         None    None     None     None    None    None     None    None      None      None    None    None
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND
OPERATING EXPENSES
(as a percentage
of average
net assets)
Management Fees              .75%    .75%     .75%    .50%     .75%    .75%     .75%    1.50%+     1.00%     .75%    .75%    .75%
Other Expenses
(after expense
reimbursement)*              .30%    .19%     .30%    .30%     .30%    .10%     .30%     .21%++     .30%     .30%    .30%    .30%
Total Portfolio
Operating
Expenses(after
expense
reimbursement)*             1.05%    .94%    1.05%    .80%    1.05%    .85%    1.05%    1.71%++    1.30%    1.05%   1.05%   1.05%
------------------------------------------------------------------------------------------------------------------------------------
EXAMPLE
You would pay the following expenses on a $1,000 investment, assuming a 5%
annual return (cumulatively through the end of each time period):


1 year                      $ 11    $ 10     $ 11     $ 8     $ 11    $  9     $ 11      $ 17       $ 13     $11      $11     $11
3 years                     $ 33    $ 30     $ 33     $26     $ 33    $ 27     $ 33      $ 54       $ 41     $33      $33     $33
5 years                     $ 58    $ 52     $ 58     $44     $ 58    $ 47     $ 58      $ 93       $ 71
10 years                    $128    $115     $128     $99     $128    $105     $128      $202       $157
THESE EXAMPLES SHOULD NOT BE
CONSIDERED A REPRESENTATION OF PAST
OR FUTURE EXPENSES WHICH MAY BE
MORE OR LESS THAN THOSE SHOWN. MOREOVER,
WHILE THESE EXAMPLES ASSUME A 5% ANNUAL
RETURN, A PORTFOLIO'S ACTUAL PERFORMANCE
WILL VARY AND MAY RESULT IN AN ACTUAL
RETURN GREATER OR LESS THAN 5%.
------------------------------------------------------------------------------------------------------------------------------------

  *The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in a Portfolio will bear directly or indirectly. "Other Expenses" and "Total Portfolio Operating Expenses" reflect the undertaking of Lazard Freres Asset Management to bear (i) with respect to each of the Equity Portfolio, International Fixed-Income Portfolio, Strategic Yield Portfolio, International Small Cap Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio total operating expenses in excess of 1.05% of each such Portfolio's average net assets, (ii) with respect to the Bond Portfolio total operating expenses in excess of .80% of that Portfolio's average net assets, and (iii) with respect to the Emerging Markets Portfolio total operating expenses in excess of 1.30% of that Portfolio's average net assets, until the earlier of December 31, 1994 (1996 in the case of the International Fixed-Income Portfolio, Bond Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio) or such time as the respective Portfolio reaches total net assets of $100 million. Had Lazard Freres Asset Management not undertaken to bear such expenses, total portfolio operating expenses for the fiscal year ended December 31, 1994 would have been 1.51% for the International Fixed-Income Portfolio, 1.23% for the Bond Portfolio, 1.15% for the Strategic Yield Portfolio, 1.26% for the International Small Cap Portfolio and 2.31% for the Emerging Markets Portfolio. Effective May 1, 1995, the Fund has engaged State Street Bank and Trust Company to provide certain administrative services. Each Portfolio, other than the Special Equity Portfolio, will bear the cost of such administrative expenses at the annual rate of $37,500 plus .02% of such Portfolio's average daily net assets. State Street has agreed to waive the $37,500 fee for one year for the Bond and International Fixed Income Portfolios. Administrative expenses for the Special Equity Portfolio are paid for by Lazard Freres Asset Management. "Other Expenses" with respect to the Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio are based on estimated amounts for the current fiscal year.
  +The management fee payable by the Special Equity Portfolio is substantially higher than that of most other registered investment companies.
++ For the period commencing May 1, 1995 and terminating upon the earlier to occur of (i) October 31, 1996 and (ii) the net assets of the Special Equity Portfolio equaling or exceeding $90 million, Lazard Freres Asset Management has agreed to bear total operating expenses (exclusive of extraordinary expenses) of the Special Equity Portfolio in excess of 1.50%.

SUMMARY




The Lazard Funds, Inc. (the "Fund") is a Maryland corporation incorporated on May 17, 1991. The Fund is a no-load, open-end management investment company, known as a "series fund," that currently offers shares in the following twelve separate series referred to as portfolios (individually, a "Portfolio" and collectively, the "Portfolios"): Lazard Equity Portfolio (the "Equity Portfolio"), Lazard International Equity Portfolio (the "International Equity Portfolio"), Lazard International Fixed-Income Portfolio (the "International Fixed-Income Portfolio"), Lazard Bond Portfolio (the "Bond Portfolio"), Lazard Strategic Yield Portfolio (the "Strategic Yield Portfolio"), Lazard Small Cap Portfolio (the "Small Cap Portfolio"), Lazard International Small Cap Portfolio (the "International Small Cap Portfolio"), Lazard Special Equity Portfolio (the "Special Equity Portfolio"), Lazard Emerging Markets Portfolio (the "Emerging Markets Portfolio"), Lazard Global Equity Portfolio (the "Global Equity Portfolio"), Lazard Bantam Value Portfolio (the "Bantam Value Portfolio") and Lazard Emerging World Funds Portfolio (the "Emerging World Funds Portfolio"). The Equity Portfolio and Special Equity Portfolio are operated as "diversified" portfolios as that term is defined in the Investment Company Act of 1940, as amended (the "Investment Company Act"). The remaining Portfolios are "non-diversified." Non-diversified portfolios typically invest in a smaller number of securities than diversified portfolios and, therefore, may present a slightly greater degree of risk than diversified portfolios. See "Additional Permitted Investment Activities -- Diversification."


Each Portfolio is a separate pool of assets constituting, in effect, a separate fund with its own investment objectives and policies. A shareholder in a Portfolio will be entitled to his pro rata share of all dividends and distributions arising from that Portfolio's assets and, upon redeeming shares of that Portfolio, will receive the then current net asset value of that Portfolio represented by the redeemed shares. See "Purchase of Shares" and "Redemption of Shares." The Fund is empowered to establish, without shareholder approval, additional portfolios which may have different investment objectives, policies or restrictions.

Lazard Freres Asset Management, a division of Lazard Freres & Co. LLC ("Lazard Freres"), serves as the investment manager (the "Investment Manager") to each of the Portfolios. For a description of the Investment Manager, the services it provides and the management fees, see "Management."


The Equity Portfolio seeks capital appreciation through investing primarily in equity securities of companies with relatively large capitalizations that appear to the Investment Manager to be inexpensively priced relative to the return on total capital or equity.


The International Equity Portfolio seeks capital appreciation through investing primarily in the equity securities of non-United States companies. The companies selected are those that the investment manager believes are inexpensively priced relative to the return on total capital or equity.

The International Fixed-Income Portfolio seeks high total return from a combination of current income and capital appreciation, consistent with what the Investment Manager considers to be prudent investment risk, through investing primarily in foreign fixed-income securities of varying maturities.

The Bond Portfolio seeks to build and preserve capital through investing in a range of bonds including obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, mortgage-backed securities, asset-backed securities, municipal securities and corporate fixed-income securities.

The Strategic Yield Portfolio seeks to obtain a total return on its assets by placing approximately equal emphasis on capital appreciation and current income through investing principally in high-yielding fixed-income securities. The Strategic Yield Portfolio may invest up to 50% of its total assets in non-U.S. dollar denominated securities of foreign issuers. The Portfolio may invest without limitation in U.S. dollar denominated fixed-income securities of foreign issuers. The types of securities in which the Strategic Yield Portfolio invests, which are often referred to as "junk bonds," are subject to greater risk of loss of principal and interest than higher rated securities and are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.


The Small Cap Portfolio seeks capital appreciation through investing primarily in equity securities of companies with market capitalizations under $1 billion that are believed by the Investment Manager to be inexpensively priced relative to the return on total capital or equity. Investing in small capitalization stocks can involve greater risk than is customarily associated with larger, more established companies.

The International Small Cap Portfolio seeks capital appreciation through investing primarily in equity securities of non-United States companies with market capitalizations under $1 billion that are believed by the Investment Manager to be inexpensively priced relative to the return on total capital or equity. Investing in small capitalization stocks can involve greater risk than is customarily associated with larger, more established companies. Investing in non-United States issuers involves risks associated with currency fluctuation and other political or economic risks in other countries.


The Special Equity Portfolio seeks capital appreciation through investing primarily in equity securities of companies that are believed by the Investment Manager to be undervalued in the marketplace in relation to factors such as the respective companies' assets, earnings, earnings power or growth potential. This investment policy is speculative and no assurance can be given that the objective of the Special Equity Portfolio will be achieved.

The Emerging Markets Portfolio seeks capital appreciation through investing primarily in equity securities of non-United States issuers located, or doing significant business, in emerging market countries. Investing in emerging markets involves greater risk than in developed markets due to uncertain political and economic factors.


The Global Equity Portfolio seeks capital appreciation through investing primarily in equity securities of companies with relatively large capitalizations that are located anywhere in the world which the Investment Manager believes to be inexpensively priced relative to the return on total capital or equity. In addition to security specific factors, investment determinations include, among other items, analysis of U.S. and non-U.S. markets.

The Bantam Value Portfolio seeks capital appreciation through investing primarily in equity securities of companies with market capitalizations under $500 million that are believed by the Investment Manager to be inexpensively priced relative to the return on total capital or equity and which are likely to increase market capitalization as a result of growth or are likely to be the subject of acquisitions or other events.

The Emerging World Funds Portfolio seeks capital appreciation through investing primarily in securities of closed-end funds, generally at discounts to net asset value, which in turn invest in emerging market securities. The securities in which the Portfolio will invest will be principally listed on recognized international exchanges or traded in recognized international markets.


An investment in any one or more of the Portfolios is not intended to constitute a complete investment program. Each of the Portfolios has separate investment objectives and policies and, accordingly, there may be different risks associated with an investment in each of the Portfolios. For a description of each Portfolio's investment objectives and policies and certain risks attendant to investing in each Portfolio, see "Investment Objectives and Policies" and "Additional Permitted Investment Activities."


Except as noted below, the Fund's policy with respect to turnover of securities held in the Portfolios is to purchase securities for investment purposes and not for the purpose of realizing short-term trading profits. Although a Portfolio cannot accurately predict its annual portfolio turnover rate, the Investment Manager anticipates that the annual portfolio turnover rate of the Equity Portfolio, International Equity Portfolio, Small Cap Portfolio, Special Equity Portfolio, Emerging Markets Portfolio, International Small Cap Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio will not exceed 100%. The annual turnover of the Bond Portfolio may exceed 100% and, in the case of the Strategic Yield Portfolio and International Fixed-Income Portfolio, may be in excess of 200% (but is not expected to exceed 300%). A 200% turnover rate is greater than that of most other investment companies. A high rate of portfolio turnover involves correspondingly greater transaction expenses than a lower rate, which expenses are borne by the Portfolio and its shareholders and also may result in the realization of substantial net short-term capital gains. See "Additional Permitted Investment Activities--Portfolio Turnover" and "Taxation."


Shares of any Portfolio may be purchased and redeemed through Scudder Service Corporation, the Fund's transfer agent (the "Transfer Agent") or through a brokerage account with Lazard Freres or through certain other agents. The minimum initial investment in each Portfolio is $50,000. The minimum subsequent investment is $5,000 in each Portfolio. For more information, see "Purchase of Shares" and "Redemption of Shares."


Dividends on shares of the International Fixed-Income Portfolio, Bond Portfolio and Strategic Yield Portfolio, are declared daily and paid monthly. Dividends on shares of the Equity Portfolio are declared and paid quarterly. Dividends on shares of the International Equity Portfolio, Small Cap Portfolio, Special Equity Portfolio, Emerging Markets Portfolio, International Small Cap Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio are generally declared and paid annually but may be declared and paid twice annually. Capital gain distributions for each Portfolio, if any, generally will be declared and paid annually but may be declared and paid twice annually. See "Dividends and Distributions."


FINANCIAL HIGHLIGHTS
The financial highlights set forth below for the periods ending December 31, 1994, December 31, 1993 and December 31, 1992 with respect to each Portfolio that has commenced operations and for the period from October 1, 1991 (commencement of operations) to December 31, 1991 with respect to the International Equity Portfolio, International Fixed-Income Portfolio, Bond Portfolio, Strategic Yield Portfolio and the Small Cap Portfolio have been audited by ABA Seymour Schneidman Financial Services Group, a division of Anchin, Bloch & Anchin LLP, Independent Accountants. The financial highlights for the period ending June 30, 1995 are unaudited. The financial highlights set forth below for earlier years were audited by other independent public accountants. This information should be read in conjunction with the financial statements and notes thereto with respect to each of the Portfolios that appear in the Statement of Additional Information. The Emerging Markets Portfolio commenced operations on July 15, 1994. The Global Equity Portfolio, the Bantam Value Portfolio and the Emerging World Funds Portfolio had not commenced operations as of the date of the financials and, therefore, no financial highlights data is provided for such Portfolios.

Page 6

--------------------------------------------------------------------------------
                 THE LAZARD FUNDS, INC. -- FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                                                     Income from Investment Operations
                                                                                     ---------------------------------
                                                                                               Net Gains (Losses)
                                    Net Asset Value,                                           on Securities (both      Total from
                                        Beginning                    Investment                   Realized and          Investment
               Period                   of Period                     IncomeNet                  Unrealized)Net         Operations
------------------------------------------------------------------------------------------------------------------------------------

LAZARD EQUITY PORTFOLIO
Six months ended 6/30/95                 $13.75                       $0.104                         $2.704                $2.808
Year ended 12/31/94                       13.89                        0.141                          0.441                 0.582
Year ended 12/31/93                       12.74                        0.158                          2.172                 2.330
Year ended 12/31/92                       12.34                        0.123                          0.518                 0.641
Year ended 12/31/91                       11.53                        0.107                          3.051                 3.158
Year ended 12/31/90                       12.34                        0.191                         (0.778)               (0.587)
Year ended 12/31/89                       10.32                        0.204                          2.231                 2.435
Year ended 12/31/88                        8.73                        0.181                          1.597                 1.778
6/1/87* to 12/31/87                       10.00                        0.110                         (1.280)               (1.170)
------------------------------------------------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL EQUITY PORTFOLIO
Six months ended 6/30/95                  11.23                        0.136                          0.294                 0.430
Year ended 12/31/94                       12.32                        0.078                         (0.049)                0.029
Year ended 12/31/93                        9.48                        0.021                          2.919                 2.940
Year ended 12/31/92                       10.30                        0.097                         (0.779)               (0.682)
10/29/91* to 12/31/91                     10.00                        0.020                          0.300                 0.320
------------------------------------------------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO
Six months ended 6/30/95                  10.23                        0.370                          1.630                 2.000
Year ended 12/31/94                       10.51                        0.592                         (0.161)                0.431
Year ended 12/31/93                        9.79                        0.571                          0.912                 1.483
Year ended 12/31/92                       10.28                        0.614                         (0.403)                0.211
11/8/91* to 12/31/91                      10.00                        0.110                          0.280                 0.390
------------------------------------------------------------------------------------------------------------------------------------
LAZARD BOND PORTFOLIO
Six months ended 6/30/95                   9.24                        0.304                          0.670                 0.974
Year ended 12/31/94                       10.28                        0.584                         (1.010)               (0.426)
Year ended 12/31/93                       10.21                        0.551                          0.302                 0.853
Year ended 12/31/92                       10.25                        0.577                         (0.004)                0.573
11/12/91* to 12/31/91                     10.00                        0.140                          0.250                 0.390
------------------------------------------------------------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO
Six months ended 6/30/95                   9.10                        0.421                          0.170                 0.591
Year ended 12/31/94                       10.13                        0.762                         (0.990)               (0.228)
Year ended 12/31/93                        9.50                        0.644                          0.738                 1.382
Year ended 12/31/92                        9.97                        1.049                         (0.450)                0.599
10/1/91* to 12/31/91                      10.00                        0.250                         (0.030)                0.220
------------------------------------------------------------------------------------------------------------------------------------
LAZARD SMALL CAP PORTFOLIO
Six months ended 6/30/95                  14.35                        0.060                          2.350                 2.410
Year ended 12/31/94                       15.26                        0.070                          0.220                 0.290
Year ended 12/31/93                       12.98                        0.019                          3.830                 3.849
Year ended 12/31/92                       10.42                        0.019                          2.560                 2.579
10/30/91* to 12/31/91                     10.00                        0.030                          0.420                 0.450
------------------------------------------------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL SMALL CAP PORTFOLIO
Six months ended 6/30/95                  10.38                        0.089                         (0.109)               (0.020)
Year ended 12/31/94                       10.86                        0.072                         (0.548)               (0.476)
12/1/93* to 12/31/93                      10.00                        0.004                          0.859                 0.863
------------------------------------------------------------------------------------------------------------------------------------
LAZARD SPECIAL EQUITY PORTFOLIO
Six months ended 6/30/95                  11.89                        0.085                          1.005                 1.090
Year ended 12/31/94                       15.73                        0.156                         (0.557)               (0.401)
Year ended 12/31/93                       16.90                        0.157                          1.478                 1.635
Year ended 12/31/92                       15.14                        0.161                          2.181                 2.342
Year ended 12/31/91                       11.54                        0.230                          4.160                 4.390
Year ended 12/31/90                       13.72                        0.714                         (2.155)               (1.441)
Year ended 12/31/89                       13.13                        0.260                          1.874                 2.134
Year ended 12/31/88                       10.64                        0.224                          2.761                 2.985
Year ended 12/31/87                       11.66                        0.112                         (0.291)               (0.179)
1/16/86* to 12/31/86                      10.00                        0.075                          1.585                 1.660
------------------------------------------------------------------------------------------------------------------------------------
LAZARD EMERGING MARKETS PORTFOLIO
Six months ended 6/30/95                   9.86                        0.059                         (0.779)               (0.720)
7/15/94* to 12/31/94                      10.00                        0.010                         (0.154)               (0.144)
------------------------------------------------------------------------------------------------------------------------------------



                                                                     Less:
                                                     ------------------------------------
                                                      Dividends from
                                                     and in Excess         Distributions      Net Asset
                                                       of Investment         from Capital      Value, End              Total
               Period                                   Income-Net               Gains          of Period             Return
------------------------------------------------------------------------------------------------------------------------------------
LAZARD EQUITY PORTFOLIO


Six months ended 6/30/95                                 $(0.048)                   --           $16.51               20.4%++
Year ended 12/31/94                                       (0.152)            $  (0.574)           13.75                4.2%
Year ended 12/31/93                                       (0.165)               (1.015)           13.89               18.6
Year ended 12/31/92                                       (0.132)               (0.109)           12.74                5.3
Year ended 12/31/91                                       (0.082)               (2.266)           12.34               27.5
Year ended 12/31/90                                       (0.223)(b)                --            11.53               (4.7)
Year ended 12/31/89                                       (0.214)               (0.201)           12.34               23.6
Year ended 12/31/88                                       (0.188)                   --            10.32               20.4
6/1/87* to 12/31/87                                       (0.100)                   --             8.73              (11.7)++
------------------------------------------------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL EQUITY PORTFOLIO
Six months ended 6/30/95                                      --                    --            11.66                3.8++
Year ended 12/31/94                                           --                (1.123)           11.23                0.2
Year ended 12/31/93                                       (0.021)               (0.079)           12.32               31.0
Year ended 12/31/92                                       (0.138)                   --             9.48               (6.6)
10/29/91* to 12/31/91                                     (0.020)                   --            10.30                3.2++
------------------------------------------------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO
Six months ended 6/30/95                                  (0.370)                   --            11.86               19.8++
Year ended 12/31/94                                       (0.593)               (0.116)           10.23                4.2
Year ended 12/31/93                                       (0.570)               (0.193)           10.51               15.7
Year ended 12/31/92                                       (0.614)               (0.087)            9.79                2.0
11/8/91* to 12/31/91                                      (0.110)                   --            10.28                3.9++
------------------------------------------------------------------------------------------------------------------------------------
LAZARD BOND PORTFOLIO
Six months ended 6/30/95                                  (0.304)                   --             9.91               10.7++
Year ended 12/31/94                                       (0.584)               (0.029)            9.24               (4.2)
Year ended 12/31/93                                       (0.551)               (0.232)           10.28                8.6
Year ended 12/31/92                                       (0.577)               (0.036)           10.21                5.7
11/12/91* to 12/31/91                                     (0.140)                   --            10.25                3.9++
------------------------------------------------------------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO
Six months ended 6/30/95                                  (0.421)                   --             9.27                6.7++
Year ended 12/31/94                                       (0.761)               (0.039)            9.10               (2.3)
Year ended 12/31/93                                       (0.633)               (0.119)           10.13               15.6
Year ended 12/31/92                                       (1.049)               (0.020)            9.50                6.0
10/1/91* to 12/31/91                                      (0.250)                   --             9.97                2.1++
------------------------------------------------------------------------------------------------------------------------------------
LAZARD SMALL CAP PORTFOLIO
Six months ended 6/30/95                                      --                    --            16.76               16.8++
Year ended 12/31/94                                       (0.042)               (1.158)           14.35                2.0
Year ended 12/31/93                                       (0.020)               (1.549)           15.26               30.1
Year ended 12/31/92                                       (0.019)                   --            12.98               24.8
10/30/91* to 12/31/91                                     (0.030)                   --            10.42                4.5++
------------------------------------------------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL SMALL CAP PORTFOLIO
Six months ended 6/30/95                                      --                    --            10.36               (0.2)++
Year ended 12/31/94                                           --                    --            10.38               (4.5)
12/1/93* to 12/31/93                                      (0.003)                   --            10.86                8.7++
------------------------------------------------------------------------------------------------------------------------------------
LAZARD SPECIAL EQUITY PORTFOLIO
Six months ended 6/30/95                                      --                    --            12.98                9.2++
Year ended 12/31/94                                       (0.155)               (3.279)           11.89               (2.6)
Year ended 12/31/93                                       (0.157)               (2.648)           15.73               10.2
Year ended 12/31/92                                       (0.160)               (0.422)           16.90               15.5
Year ended 12/31/91                                       (0.227)               (0.563)           15.14               38.2
Year ended 12/31/90                                       (0.739)                   --            11.54              (10.5)
Year ended 12/31/89                                       (0.264)               (1.280)           13.72               16.2
Year ended 12/31/88                                       (0.245)               (0.250)           13.13               28.0
Year ended 12/31/87                                       (0.105)               (0.736)           10.64               (1.9)
1/16/86* to 12/31/86                                          --                    --            11.66               16.6++
------------------------------------------------------------------------------------------------------------------------------------
LAZARD EMERGING MARKETS PORTFOLIO
Six months ended 6/30/95                                      --                    --             9.14               (7.3)++
7/15/94* to 12/31/94                                          --                    --             9.86               (1.4)++
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                       Net Assets,
                                                                                       Portfolio       End of
                                                                       Investment        Turnover        Period
               Period                                Expenses          Income-Net          Rate          (ooo's)
------------------------------------------------------------------------------------------------------------------------------------

LAZARD EQUITY PORTFOLIO
Six months ended 6/30/95                              0.93%               1.47%            35.85%       $132,777
Year ended 12/31/94                                   1.05%               1.15%            66.52%         89,105
Year ended 12/31/93                                   1.05(e)             1.31             63.92          47,123
Year ended 12/31/92                                   1.05(d)             1.19            174.45          24,646
Year ended 12/31/91                                   1.93                0.84             90.00          14,821
Year ended 12/31/90                                   1.77                1.62             70.00          14,397
Year ended 12/31/89                                   1.78                1.71             78.00          16,239
Year ended 12/31/88                                   1.84                1.86            111.00          12,336
6/1/87* to 12/31/87                                   1.68+               1.93+            97.00          10,186
------------------------------------------------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL EQUITY PORTFOLIO
Six months ended 6/30/95                              0.93                2.62             40.45       1,044,661
Year ended 12/31/94                                   0.94                0.75            106.15         831,877
Year ended 12/31/93                                   0.99                1.13             86.95         603,642
Year ended 12/31/92                                   1.05(d)             2.13             60.37         176,005
10/29/91* to 12/31/91                                 1.05+,(c)           2.19+             0.18           4,967
------------------------------------------------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO
Six months ended 6/30/95                              1.05(g)             6.70             83.07          44,802
Year ended 12/31/94                                   1.05 (f)            5.68             65.90          35,803
Year ended 12/31/93                                   1.05 (e)            5.50            115.84          13,546
Year ended 12/31/92                                   1.05 (d)            6.08            256.20           8,183
11/8/91* to 12/31/91                                  1.05+,(c)           4.82+             6.43           1,427
------------------------------------------------------------------------------------------------------------------------------------
LAZARD BOND PORTFOLIO
Six months ended 6/30/95                              0.80(g)             6.37             59.32          33,077
Year ended 12/31/94                                   0.80 (f)            6.11            120.51          24,494
Year ended 12/31/93                                   0.80 (e)            5.22            174.63          13,562
Year ended 12/31/92                                   0.80 (d)            5.59            131.38           8,532
11/12/91* to 12/31/91                                 0.80+,(c)           5.50+            10.46           3,256
------------------------------------------------------------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO
Six months ended 6/30/95                              1.06                9.32             94.71          73,434
Year ended 12/31/94                                   1.05 (f)            8.03            195.18          62,328
Year ended 12/31/93                                   1.05 (e)            6.36            215.60          34,943
Year ended 12/31/92                                   1.05 (d)           10.57            122.88           9,641
10/1/91* to 12/31/91                                  1.05+,(c)           9.52+            11.26           4,256
------------------------------------------------------------------------------------------------------------------------------------
LAZARD SMALL CAP PORTFOLIO
Six months ended 6/30/95                              0.83                0.86             37.63         547,622
Year ended 12/31/94                                   0.85                0.51             70.11         429,673
Year ended 12/31/93                                   0.88                0.16             98.47         350,952
Year ended 12/31/92                                   1.05 (d)            0.29            106.91         168,171
10/30/91* to 12/31/91                                 1.05 +,(c)          2.47+             5.50           2,512
------------------------------------------------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL SMALL CAP PORTFOLIO
Six months ended 6/30/95                              1.15                1.97             70.83          98,352
Year ended 12/31/94                                   1.05 (f)            0.95            112.92          83,432
12/1/93* to 12/31/93                                  1.05+,(e)           1.76+             0.84          13,522
------------------------------------------------------------------------------------------------------------------------------------
LAZARD SPECIAL EQUITY PORTFOLIO
Six months ended 6/30/95                              1.67(g)             1.33              7.00          61,156
Year ended 12/31/94                                   1.71                0.87             11.29          61,498
Year ended 12/31/93                                   1.67                0.74             26.31         118,129
Year ended 12/31/92                                   1.70                1.04             10.93         150,488
Year ended 12/31/91                                   1.77                1.63             19.48         111,395
Year ended 12/31/90                                   1.78                4.70(a)          27.18          76,972
Year ended 12/31/89                                   1.78                1.82             40.67         101,522
Year ended 12/31/88                                   1.96                1.87             64.90          74,695
Year ended 12/31/87                                   1.81                0.82             90.86          53,942
1/16/86* to 12/31/86                                  2.23+               0.71+            73.12          51,403
------------------------------------------------------------------------------------------------------------------------------------
LAZARD EMERGING MARKETS PORTFOLIO
Six months ended 6/30/95                              1.30(g)             1.63             58.16          22,798
7/15/94* to 12/31/94                                  1.30+,(f)           0.31+            30.68          17,025
------------------------------------------------------------------------------------------------------------------------------------

 *  Commencement of operations.
 +  Annualized.
++  Not annualized.
(a) The Portfolio received a special distribution from one of its portfolio investments. Had the Portfolio not received this distribution, the ratio would have been 2.20%.
(b) Includes $.032 per share of distributions from paid-in capital, none of which is a return of capital for tax purposes. (c) If the Investment
    Manager had not waived management fees and reimbursed certain expenses the ratio of expenses to average net assets would have been 10.84%+ ($0.056) for the International Equity Portfolio, 20.71%+ ($0.293) for the International Fixed-Income Portfolio, 7.80%+ ($0.114) for the Bond Portfolio, 6.22%+ ($0.075) for the Strategic Yield Portfolio, and 11.05%+ ($0.085) for the Small Cap Portfolio.
(d) If the Investment Manager had not waived management fees and reimbursed certain expenses the ratio of expenses to average net assets would have been 1.53% ($0.050) for the Equity Portfolio, 1.37% ($0.014) for the International Equity Portfolio, 2.80% ($0.176) for the International Fixed-Income Portfolio, 3.23% ($0.251) for the Bond Portfolio, 2.99% ($0.192) for the Strategic Yield Portfolio, and 1.14% ($0.006) for the Small Cap Portfolio.
(e) If the Investment Manager had not waived management fees and reimbursed certain expenses the ratio of expenses to average net assets would have been 1.18% ($0.020) for the Equity Portfolio, 2.87%+ ($0.010) for the
    International Small Cap Portfolio, 2.08% ($0.119) for the International Fixed-Income Portfolio, 1.76% ($0.101) for the Bond Portfolio, and 1.63% ($0.058) for the Strategic Yield Portfolio.
(f) If the Investment Manager had not waived management fees and reimbursed certain expenses the ratio of expenses to average net assets would have been 1.26% ($0.016) for the International Small Cap Portfolio, 1.51% ($0.048) for the International Fixed-Income Portfolio, 1.23% ($0.041) for the Bond Portfolio, 1.15% ($0.009) for the Strategic Yield Portfolio and 2.31%+ ($0.034) for the Emerging Markets Portfolio.

(g) If the Investment Manager had not waived certain expenses the ratio of expenses to average net assets (and net investment income per share) would have been 1.25% ($0.360) for the International Fixed-Income Portfolio, 1.03% ($0.295) for the Bond Portfolio, 1.75% ($0.080) for the Special Equity Portfolio and 1.98% ($0.034) for the Emerging Markets Portfolio.

Further information about each such Portfolio's performance is contained in the Fund's annual report for the fiscal year ended December 31, 1994 and the Fund's semi-annual report for the period ended June 30, 1995, which may be obtained without charge by writing to the address or calling the appropriate number set forth on the cover page of this Prospectus.

INVESTMENT OBJECTIVES AND POLICIES




Each Portfolio has a different investment objective which it pursues through separate investment policies as described herein. The differences in objectives and policies among the Portfolios determine the types of portfolio securities in which each Portfolio invests, and can be expected to affect the degree of risk to which each Portfolio is subject and its yield or return. With the exception of the Special Equity Portfolio, the following investment objectives and related policies and activities of each of the Portfolios, except as otherwise indicated, are not fundamental and may be changed by the Board of Directors of the Fund without the approval of the shareholders. If there is a change in the investment objective of any of these Portfolios, shareholders should consider whether that Portfolio remains an appropriate investment in light of their then-current financial position and needs. The investment objective and related policies of the Special Equity Portfolio are fundamental and may be changed only when permitted by law and approved by the holders of a majority of the Special Equity Portfolio's outstanding voting securities as defined in the Investment Company Act and as described under "Organization and Description of Capital Stock" in the Statement of Additional Information. The types of portfolio securities in which each Portfolio may invest are described in greater detail below. There can be no assurance, of course, that any of the Portfolios will achieve its respective investment objective.


Equity Portfolio

The investment objective of the Equity Portfolio is to seek capital appreciation through investing primarily in equity securities of companies with relatively large capitalizations that appear to the Investment Manager to be inexpensively priced relative to the return on total capital or equity. The Equity Portfolio follows a value-oriented search for equity securities before they have attracted wide investor interest. The Investment Manager attempts to ascertain inexpensive securities through traditional measures of value, including low price to earnings ratio, high yield, unrecognized assets, potential for management change and/or the potential to improve profitability. The Investment Manager focuses on individual stock selection (a "bottom-up" approach) rather than on forecasting stock market trends (a "top-down" approach). Risk is tempered by diversification of investments.



Under normal market conditions, the Equity Portfolio will invest at least 65% of its total assets in equity securities, including, in addition to common stocks, preferred stocks and securities convertible into or exchangeable for common stocks. In addition, at times judged by the Investment Manager to be appropriate, the Equity Portfolio may hold up to 20% of its total assets in U.S. Government Securities (as described below in "Bond Portfolio") and debt obligations of domestic corporations rated BBB or better by Standard & Poor's Corporation ("S&P"), or Baa or better by Moody's Investors Service, Inc. ("Moody's"). Obligations rated BBB by S&P or Baa by Moody's are considered investment grade obligations that may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. See the Appendix attached hereto for a description of the ratings of S&P and Moody's.

The Equity Portfolio may also invest without limitation in short-term money market instruments of the types described in "Additional Permitted Investment Activities--Short-Term Money Market Instruments," including non-convertible corporate debt securities such as notes, bonds and debentures that have remaining maturities of not more than 12 months and are rated AA or better by S&P or Aa or better by Moody's. The Equity Portfolio may also invest up to 10% of its total assets in foreign equity or debt securities. For a description of the risks associated with investing in foreign securities, see "Additional Permitted Investment Activities--Investment in Foreign Securities."

The Equity Portfolio may borrow up to one-half of the market value of its assets, less liabilities, in order to increase its investment in portfolio securities, but has no present intention to do so. Any such borrowing will be made only from banks, and will be made only to the extent that the value of the Equity Portfolio's assets less its liabilities other than borrowings, is equal to at least 300% of all borrowings. See "Additional Permitted Investment Activities--Borrowing for Investment" in the Statement of Additional Information.

Securities owned by the Equity Portfolio are kept under continuing supervision, and changes may be made whenever such securities no longer seem to meet the Equity Portfolio's objective. Changes in the securities owned by the Portfolio also may be made to increase or decrease investments in anticipation of changes in security prices in general or to provide funds required for redemptions, distributions to shareholders or other corporate purposes.

International Equity Portfolio

The investment objective of the International Equity Portfolio is to seek capital appreciation through investing primarily in the equity securities of non-United States companies (e.g., incorporated or organized outside the United States). The International Equity Portfolio expects to invest its assets principally in common stocks of non-United States companies, although the International Equity Portfolio may have substantial investments in American Depositary Receipts and Global Depositary Receipts and in convertible bonds and other convertible securities. There is no requirement, however, that the International Equity Portfolio invest exclusively in common stocks or other equity securities, and, if deemed advisable, the International Equity Portfolio may invest up to 20% of the value of its total assets in fixed-income securities and short-term money market instruments. See "Additional Permitted Investment Activities--Short-Term Money Market Instruments." The Portfolio will not invest in fixed-income securities rated lower than investment grade.


It is the present intention of the Investment Manager to invest the International Equity Portfolio's assets in companies based in Continental Europe, the United Kingdom, the Pacific Basin and in such other areas and countries as the Investment Manager may determine from time to time. Under normal market conditions, the Portfolio will invest at least 80% of the value of its total assets in the equity securities of companies within not less than three different countries (not including the United States). The percentage of the International Equity Portfolio's assets invested in particular geographic sectors may shift from time to time in accordance with the judgment of the Investment Manager. For a description of the risks associated with investing in foreign securities see "Additional Permitted Investment Activities--Investment in Foreign Securities."

In selecting investments for the International Equity Portfolio, the Investment Manager attempts to ascertain inexpensive markets world-wide through traditional measures of value, including low price to earnings ratio, high yield, unrecognized assets, potential for management change and/or the potential to improve profitability. In addition, the Investment Manager seeks to identify companies that it believes are financially productive and undervalued in those markets. The Investment Manager focuses on individual stock selection (a "bottom-up" approach) rather than on forecasting stock market trends (a "top-down" approach).

The Investment Manager recognizes that some of the best opportunities are in securities not generally followed by investment professionals. Thus, the Investment Manager relies on its research capability and also maintains a dialogue with foreign brokers and with the management of foreign companies in an effort to gather the type of "local knowledge" that it believes is critical to successful investment abroad. To this end, the Investment Manager communicates with its affiliates, Lazard Freres & Cie. in Paris, Lazard Brothers & Co. Ltd. in London and Lazard Freres K.K. in Japan, for information concerning current business trends, as well as for a better understanding of the management of local businesses. The information supplied by these affiliates of the Investment Manager will be limited to statistical and factual information, advice regarding economic factors and trends or advice as to occasional transactions in specific securities.

The International Equity Portfolio may enter into foreign currency forward exchange contracts in order to protect against anticipated changes in foreign currency exchange rates. See "Additional Permitted Investment
Activities--Foreign Currency Forward Exchange Contracts."


When, in the judgment of the Investment Manager, business or financial conditions warrant, the International Equity Portfolio may assume a temporary defensive position and invest without limit in the equity securities of U.S. companies or short-term money market instruments or hold its assets in cash. See "Additional Permitted Investment Activities--Short-Term Money Market Instruments."


International Fixed-Income Portfolio
The investment objective of the International Fixed-Income Portfolio is to seek high total return from a combination of current income and capital appreciation, consistent with what the Investment Manager considers to be prudent investment risk, through investing primarily in foreign fixed-income securities of varying maturities. The Portfolio seeks high current yields by investing in a portfolio of fixed-income securities denominated in a range of foreign currencies and in the U.S. Dollar. Under normal market conditions, the Portfolio will invest at least 65% of the value of its total assets in the fixed-income securities of companies within, or governments, political subdivisions, authorities, agencies or instrumentalities of, not less than three different countries (not including the United States). The Portfolio has the flexibility to invest in any region of the world. It is the present intention of the Investment Manager, however, to invest the International Fixed-Income Portfolio's assets principally in fixed-income securities of companies within, or governments of, Continental Europe, the United Kingdom, Canada, the Pacific Basin and in such other areas and countries as the Investment Manager may determine from time to time, including countries that are considered emerging market countries at the time of investment. For a description of the risks associated with investing in foreign securities, see "Additional Permitted Investment Activities-- Investment in Foreign Securities."

In pursuing its investment objective, the International Fixed-Income Portfolio invests in a broad range of fixed-income securities. Under normal market conditions, the Investment Manager anticipates that the Portfolio will be invested principally in fixed-income securities with maturities of greater than one year. A longer average maturity is generally associated with a higher level of volatility in the market value of a fixed-income security. The maturity of a security measures only the time until final payment is due; it takes no account of the pattern of the security's cash flows over time, including how cash flow is affected by prepayments and by changes in interest rates. Since the International Fixed-Income Portfolio's objective is to seek total return, the Portfolio will invest in fixed-income obligations with an emphasis on return rather than stability of the Portfolio's net asset value, and the average "duration" of the Portfolio will vary depending on anticipated market conditions. The Portfolio's average "duration" is a measure of the price sensitivity of its investment portfolio, including expected cash flow, redemptions and mortgage prepayments under a wide range of interest rate conditions. In computing the duration of the Portfolio's investment portfolio, the Investment Manager will estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates. The Portfolio's average duration generally will be shorter than the Portfolio's average maturity. Under normal market conditions, the Investment Manager anticipates that the average weighted duration of the Portfolio will be in the range of two to eight years.

In order to reduce the International Fixed-Income Portfolio's exposure to foreign currency fluctuations versus the U.S. Dollar, the Portfolio may utilize the following investment strategies: the purchase and sale of foreign currency forward exchange contracts, options on foreign currencies and options on foreign currency futures. The Portfolio may also utilize options and futures contracts to enhance income and reduce market risk. See "Additional Permitted Investment Activities-- Foreign Currency Forward Exchange Contracts; Options on Foreign Currencies; Futures Contracts and Options on Futures Contracts."


The Portfolio's investments consist of: (i) obligations issued or guaranteed by foreign governments or any of their political subdivisions, authorities, agencies, or instrumentalities, or by supranational entities; (ii) corporate fixed-income securities issued by foreign or U.S. companies; (iii) certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks (including foreign branches of U.S. banks or U.S. or foreign branches of foreign banks) having total assets of more than $500 million; (iv) commercial paper issued by foreign or U.S. companies; and (v) U.S. Government Securities (as defined below in "Bond Portfolio"). At least 85% of the International Fixed-Income Portfolio's assets will be invested in (i) fixed-income securities rated BBB or better by S&P or Baa or better by Moody's;
(ii) commercial paper issued by foreign or U.S. companies rated A or better by S&P or Prime-2 or better by Moody's; or, (iii) fixed-income securities or commercial paper that, if unrated, is determined by the Investment Manager to be of comparable quality. Up to 15% of the value of the Portfolio's assets may be invested in high yield, high risk fixed-income securities that are rated below BBB by S&P and below Baa by Moody's (i.e., below investment grade) or, if unrated, are determined by the Investment Manager to be of comparable quality. Fixed-income securities rated below investment grade are considered to be predominantly speculative as regards the issuer's capacity to pay interest and repay principal which may, in any case, decline during sustained periods of deteriorating economic conditions or rising interest rates. The Portfolio has no current intention of investing more than 5% of its total assets in securities that are in default. See the Appendix attached hereto for a description of the ratings of fixed-income securities and commercial paper. For a description of the special risks associated with investing in fixed-income securities rated below investment grade, see "Strategic Yield Portfolio--Special Risk Considerations."


The International Fixed-Income Portfolio may also invest in the fixed-income securities in which the Bond Portfolio may invest, including mortgage-backed securities and asset-backed securities, as described below.

When, in the judgment of the Investment Manager, business or financial conditions warrant, the International Fixed-Income Portfolio may assume a temporary defensive position and invest without limit in high quality short-term debt securities or hold its assets in cash. See "Additional Permitted Investment Activities--Short-Term Money Market Instruments."


Bond Portfolio

The investment objective of the Bond Portfolio is to build and preserve capital through investing in a range of bonds and fixed-income securities. It is expected that the Portfolio will invest in the following sectors of the bond and fixed-income market (i) U.S. Government Securities and repurchase agreements pertaining to U.S. Government Securities, and (ii) other fixed-income securities, including mortgage-backed securities, asset-backed securities, municipal securities and corporate fixed-income securities, including preferred stock of corporate issuers. The percentage of the Portfolio's assets invested in a particular fixed-income sector may shift from time to time in accordance with the judgment of the Investment Manager.

Under normal market conditions, the Portfolio will invest at least 65% of the value of its total assets in bonds or other debt instruments with maturities of greater than one year. The Portfolio believes that its investment objective and policies may best be implemented by investing the major portion of the Portfolio's assets in bonds and fixed-income securities rated at least BBB by S&P or Baa by Moody's. The Portfolio may also invest up to 10% of the value of its total assets in bonds and fixed-income securities rated BB or lower by S&P and Ba or lower by Moody's or non-rated bonds and fixed-income securities. Securities in the lower rating categories are subject to greater risk of loss of principal and interest than higher-rated securities and are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal, which may in any case decline during sustained periods of deteriorating economic conditions. For a description of the risks associated with investing in securities in the lower rating categories, see "Strategic Yield Portfolio--Special Risk Considerations." The Portfolio may invest in fixed-income securities that have not received a rating but are determined by the Investment Manager to be of comparable quality to the other securities in which the Bond Portfolio may invest.


When, in the judgment of the Investment Manager, business or financial conditions warrant, the Bond Portfolio may assume a temporary defensive position and invest without limit in short-term money market instruments or hold its assets in cash. See "Additional Permitted Investment Activities--Short-Term Money Market Instruments."


It is anticipated that under normal market conditions, the average duration of the Bond Portfolio's securities will vary from between two to seven years. However, there may be times when, in the Investment Manager's judgment, the average duration of the Portfolio may extend beyond this range, because of extreme economic conditions or extreme undervaluation or overvaluation in the fixed-income markets. See "International Fixed-Income Portfolio" above for a discussion of duration.

The Investment Manager analyzes sectors of the fixed-income market based on yield spread premiums relative to the U.S. Treasury obligations market. Using a variety of valuation techniques, the Investment Manager establishes a yield spread it believes represents the fair value compensation or yield spread premium required to justify the risk of investing in a given sector. Sectors of the fixed-income market which offer compensation in excess of the fair value yield spread will be emphasized by the Portfolio.

The Investment Manager selects individual securities based on maturity, duration and sector characteristics, including yield spread premium relative to risk characteristics. In determining the risk characteristics of a particular security, the Investment Manager analyzes credit quality, event risk, call features and diversification as well as the terms of the bond indenture pursuant to which the security is issued.

Once securities are purchased, performance will be evaluated by the Investment Manager on an on-going basis and a security may be sold if: (i) its yield spread premium as compared to U.S. Treasury obligation yields declines to a level the Investment Manager believes no longer reflects value; (ii) the investment expectations underlying that security are no longer valid; or (iii) the Investment Manager believes another security offers better value.

The Investment Manager's research capability is an important aspect of its program for managing the Bond Portfolio's securities. In addition to the qualitative analysis of sectors and securities, the Investment Manager applies quantitative valuation models to search for value across the entire fixed-income market for securities that meet the Portfolio's investment criteria. Special attention is paid to the valuation of call features and other options.

The Bond Portfolio may utilize options and futures contracts to enhance income and reduce market risk. See "Additional Permitted Investment Activities--Futures Contracts and Options on Futures Contracts."

U.S. GOVERNMENT SECURITIES. U.S. Government Securities include: (i) the following U.S. Treasury obligations: U.S. Treasury bills (initial maturities of one year or less), U.S. Treasury notes (initial maturities of one to 10 years), and U.S. Treasury bonds (generally initial maturities of greater than 10 years), all of which are backed by the full faith and credit of the United States; and
(ii) obligations issued or guaranteed by U.S. Government agencies or instrumentalities, including government guaranteed mortgage-related securities, some of which are backed by the full faith and credit of the U.S. Treasury, e.g., direct pass-through certificates of the Government National Mortgage Association; some of which are supported by the right of the issuer to borrow from the U.S. Government, e.g., obligations of Federal Home Loan Banks; and some of which are backed only by the credit of the issuer itself, e.g., obligations of the Student Loan Marketing Association. Although U.S. Government Securities are backed by the full faith and credit of the U.S. Government or guaranteed by the issuing agency or instrumentality and, therefore, there is generally considered to be no risk as to the issuer's capacity to pay interest and repay principal, due to fluctuations in interest rates there is no guarantee as to the market value of U.S. Government Securities. See "Additional Permitted Investment Activities" in, and Appendix A to, the Statement of Additional Information for a further description of obligations issued or guaranteed by U.S.
Government agencies or instrumentalities.

CORPORATE FIXED-INCOME SECURITIES. The Bond Portfolio may invest in corporate fixed-income securities, including preferred stocks of corporate issuers.

MUNICIPAL SECURITIES. In circumstances where the Investment Manager determines that investment in municipal obligations would facilitate the Bond Portfolio's ability to accomplish its investment objective, it may invest its assets in such obligations, including municipal bonds issued at a discount. Dividends on shares attributable to interest on municipal securities held by the Portfolio will not be exempt from Federal income taxes. Municipal securities are susceptible to risks arising from the financial condition of the states, public bodies or municipalities issuing the securities. To the extent that state or local governmental entities are unable to meet their financial obligations, the income derived by the Portfolio from municipal securities could be impaired.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The Bond Portfolio may invest without limitation in mortgage- backed and asset-backed securities. Mortgage-backed and asset-backed securities arise through the grouping by governmental, government-related and private organizations of loans, receivables and other assets originated by various lenders. Interests in pools of these assets differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Instead, these securities provide periodic payments which generally consist of both interest and principal payments. The estimated life of a mortgage-backed or asset-backed security and the average maturity of a portfolio including such securities varies with the prepayment experience with respect to the underlying debt instruments. Mortgage-backed and asset-backed securities are each a form of derivative security.

MORTGAGE-BACKED SECURITIES--GENERAL. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. There are currently three basic types of mortgage-backed securities: (i) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association ("Ginnie Mae" or "GNMA"), the Federal National Mortgage Association ("Fannie Mae" or "FNMA") and the Federal Home Loan Mortgage Corporation ("Freddie Mac" or "FHLMC"); (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee by usually having some form of private credit enhancement. An issuer of mortgage-backed securities meeting certain conditions may elect to be treated as a Real Estate Mortgage Investment Conduit

(a "REMIC") under the Internal Revenue Code of 1986, as amended (the "Code"). See "Taxation."

Ginnie Maes are pass-through interests in pools of mortgage loans insured by the Federal Housing Administration or by the Farmer's Home Administration or guaranteed by the Veterans Administration. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are backed by the full faith and credit of the United States, which means that the U.S. Government guarantees that interest and principal will be paid when due. Fannie Mae is a U.S. Government-sponsored corporation owned entirely by private stockholders. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae. FHLMC issues mortgage-related securities representing interests in residential mortgage loans pooled by it. FHLMC is a corporate instrumentality of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the United States.

COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTICLASS PASS-THROUGH SECURITIES. Collateralized mortgage obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral will be collectively referred to herein as "Mortgage Assets"). Multiclass pass-through securities are equity interests in a trust composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multiclass pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass- through securities. CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in a number of different ways. In a common structure, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to the separate tranches than exists with the underlying collateral of the CMO. Generally, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-backed securities.

The Bond Portfolio may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs ("PAC" Bonds). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds are parallel pay CMOs with the required principal on such securities having the highest priority after interest has been paid to all classes.

STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities ("SMBS") are derivative multiclass mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose subsidiaries of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of Mortgage Assets. A common type of SMBS will have one class (the principal-only or "PO" class) receiving some of the interest and most of the principal from the Mortgage Assets, while the other class (the interest-only or "IO" class) will receive most of the interest and the remainder of the principal. In the most extreme case, the IO class will receive all of the interest, while the PO class will receive all of the principal. The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and a rapid rate of principal payments in excess of that considered in pricing the securities will have a material adverse effect on an IO security's yield to maturity. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in IO securities. Due to their structure and underlying cash flows, SMBS may be more volatile than mortgage-backed securities that are not stripped. The staff of the Securities and Exchange Commission (the "Commission") currently considers certain SMBS to be illiquid securities. See "Additional Permitted Investment Activities--Illiquid Securities" and "Investment Restrictions" below.

CMO RESIDUALS. CMO Residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

The cash flow generated by the Mortgage Assets underlying series of CMOs is applied first to make required payments of principal of and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO Residual represents dividend or interest income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the Mortgage Assets, the coupon rate of each class of CMOs, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the Mortgage Assets. In particular, the yield to maturity on CMO Residuals is extremely sensitive to prepayments on the related underlying Mortgage Assets in the same manner as an IO class of SMBS. See "Stripped Mortgage-Backed Securities," above. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to the level of the index upon which interest rate adjustments are based. As described above with respect to SMBS, in certain circumstances, the Portfolio may fail to fully recoup its initial investment in a CMO Residual.


CMO Residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. CMO Residuals may not have the liquidity of other more established securities trading in other markets. Transactions in CMO Residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO Residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933 (the "Securities Act"). CMO Residuals, whether or not registered under the Securities Act, may be subject to certain restrictions on transferability. Ownership of certain CMO Residuals imposes liability for certain of the expenses of the related CMO issuer on the purchaser. The Investment Manager will not purchase any CMO Residual that imposes such liability on the Portfolio.


PRIVATE MORTGAGE PASS-THROUGH SECURITIES. Private mortgage pass-through securities ("Private Pass-Throughs") are structured similarly to the Ginnie Mae, Fannie Mae and Freddie Mac mortgage pass-through securities described above and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Private Pass-Throughs are usually backed by a pool of conventional fixed rate or adjustable rate mortgage loans. The estimated life of Private Pass-Throughs varies with the rate of prepayment on the underlying mortgage loans. See "Special Risk Considerations" below. Since Private Pass-Throughs typically are not guaranteed by an entity having the credit status of Ginnie Mae, Fannie Mae or Freddie Mac, such securities generally are structured with one or more types of credit enhancement. See "Types of Credit Support" below.

TYPES OF CREDIT SUPPORT. Mortgage-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories--(i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information regarding the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in such a security.

ASSET-BACKED SECURITIES. The Bond Portfolio also may invest in asset-backed securities including interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities, all of which are issued by non-governmental entities and carry no direct or indirect government guarantee, are structurally similar to the collateralized mortgage obligations and mortgage pass-through securities described above. As with mortgage-backed securities, asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties and use similar credit enhancement techniques.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to so do, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related securities.

SPECIAL RISK CONSIDERATIONS. The yield characteristics of mortgage-backed and asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Bond Portfolio purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if the Portfolio purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity.

Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgage properties and servicing decisions. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. As a result, mortgage-backed securities are not as effective in locking in high long-term yields. Conversely, in periods of sharply rising rates, prepayments generally slow, increasing the security's average life and its potential for price depreciation. Amounts available for reinvestment by the Portfolio are therefore likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Generally, asset-backed securities are less likely to experience substantial prepayments than are mortgage-backed securities, primarily because the collateral supporting asset-backed securities is of shorter maturity than mortgage loans; however, certain of the factors that affect the rate of prepayments on mortgage-backed securities (e.g., fluctuations in interest rates and unemployment), affect asset-backed securities, but to a lesser degree.

The Bond Portfolio's return will also be affected by the yields on instruments in which the Portfolio is able to reinvest the proceeds of payments and prepayments. Accelerated prepayments on securities purchased by the Portfolio at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full.

New types of mortgage-backed securities and asset-backed securities are developed and marketed from time to time. Consistent with its investment limitations, the Bond Portfolio expects to invest in those new types of instruments that the Investment Manager believes may assist the Portfolio in achieving its investment objective and to supplement this prospectus to appropriately describe such instruments.


YANKEE SECURITIES. The Bond Portfolio may invest without limitation in so-called "Yankee Securities" which are securities issued by non-U.S. issuers which are denominated in U.S. dollars and which trade and are capable of settlement in U.S. markets. Issuers of Yankee Securities may be corporate or government entities.


Non-rated securities may be considered for investment by the Portfolio when the Investment Manager believes that the financial condition of the issuers of the securities, or the protection afforded by the terms of the securities themselves, limits the risk to the Portfolio to a degree comparable to that of rated securities which are consistent with the Portfolio's objective and policies.


Strategic Yield Portfolio

The investment objective of the Strategic Yield Portfolio is to seek to obtain a total return on its assets by placing approximately equal emphasis on capital appreciation and current income through investing principally in high-yielding fixed-income securities. Capital appreciation may result, for example, from an improvement in the credit standing of an issuer whose securities are held by the Portfolio or from a general decline in interest rates or both. Conversely, capital depreciation may result, for example, from a lowered credit standing or a general rise in interest rates, or a combination of both.

The Strategic Yield Portfolio will seek to achieve its objective through investing, under normal market conditions, at least 65% of the value of its total assets in fixed-income securities, such as bonds, debentures, notes, convertible debt obligations, convertible preferred stocks and the types of mortgage-backed and asset-backed securities in which the Bond Portfolio may invest. The issuers of these obligations include governments, their political subdivisions, agencies or municipalities, and corporations. At least 95% of these obligations when purchased by the Portfolio will have a rating of at least CCC by S&P or Caa by Moody's or, if not rated, will be of comparable quality as determined by the Investment Manager. The Strategic Yield Portfolio may invest up to 50% of its total assets in non-U.S. dollar denominated fixed-income securities of the types described above of foreign issuers. The Strategic Yield Portfolio may invest without limitation in U.S. dollar denominated fixed-income securities of foreign issuers. See "Additional Permitted Investment Activities--Investment in Foreign Securities."

During the year ended December 31, 1994 the percentages of the Portfolio's assets invested in securities (other than U.S. Treasury obligations or obligations of foreign governments or U.S. or foreign government agencies) rated in particular rating categories by Moody's were, on a weighted average basis, as follows:

                                         Percentage of
            Moody's Ratings            Total Investments
            ---------------            ----------------
                  Aaa                       44.17%
                  A1                         5.18%
                  A3                         0.76%
                  Baa1                       6.29%
                  Baa2                       0.97%
                  Baa3                       6.63%
                  Ba1                        6.65%
                  Ba2                        6.21%
                  Ba3                       12.42%
                  B1                         3.45%
                  B2                         2.81%
                  B3                         0.69%
                  Caa                        3.76%

The Strategic Yield Portfolio invests in lower-rated fixed-income securities that are commonly referred to as "high-yield securities" or "junk bonds." The Investment Manager believes these securities offer the potential for attractive returns because the yields they afford are generally higher than those of investment grade fixed-income securities. The Investment Manager expects most of the Portfolio's investment securities will pay cash income. In a limited number of cases, however, "zero coupon" or "payment-in-kind" high-yield securities may be purchased when, in the opinion of the Investment Manager, they offer exceptional value relative to their risk. See, "Zero Coupon, `Pay-in-Kind' and `Stripped' U.S. Treasury Securities," below.

The Investment Manager will attempt to minimize the risk inherent in the high-yield market through investing in a broad range of high-yielding fixed-income securities. In structuring its portfolio of investment securities, the Investment Manager will take into consideration several factors including the issuer, industry, credit rating, currency, country and, in certain cases, the terms of a security's indenture. Security selection techniques used by the Investment Manager will focus on individual issues with appropriate maturity, duration, currency and sector characteristics. Individual securities will be selected by the Investment Manager based on their yield relative to their risk characteristics. In determining the risk characteristics of a particular security, the Investment Manager will analyze the creditworthiness of the issuer as well as the terms of the indenture pursuant to which the security is issued.

Performance of the Portfolio's investments will be continually evaluated by the Investment Manager and a security may be sold if: (i) its yield spread premium as compared to U.S. Treasury obligation yields declines to a level the Investment Manager believes no longer reflects value; (ii) the investment expectations underlying that security are no longer valid; or (iii) the Investment Manager believes another security offers better value.

The Strategic Yield Portfolio may invest up to 5% of the value of its total assets in the purchase of the time value of call and put options on the types of securities in which the Portfolio may invest. The time value of an option is the option premium less the intrinsic value of the option at the time of purchase. The Portfolio may write covered call and put options contracts to the extent that the time value of the call or put options does not exceed 10% of the value of the covered assets. The Strategic Yield Portfolio may purchase and sell call and put options on equity securities and stock indices, to the same extent as it is permitted to purchase and sell call and put options on the types of securities in which it may invest. See "Additional Permitted Investment Activities--Stock or Bond Options."

The Strategic Yield Portfolio may engage in foreign exchange transactions either on a spot basis (for settlement in two business days) at the prevailing rate in the inter bank foreign exchange market or through entering into foreign currency forward exchange contracts. A foreign currency forward exchange contract involves the obligation to purchase an amount of a specific currency in return for delivering a different amount of another currency on the specified settlement date. These contracts are entered into in the inter bank market conducted directly between currency traders (typically commercial banks or other financial institutions) and their customers.

When used for hedging purposes, foreign currency forward exchange contracts will tend to minimize the Portfolio's risk of loss on its foreign securities holdings due to a decline in the value of the underlying currency. However, at the same time, foreign currency forward exchange contracts will tend to limit any potential gain which might result should the value of the underlying currency increase during the contract period. See "Additional Permitted Investment Activities--Foreign Currency Forward Exchange Contracts."

The Strategic Yield Portfolio may also purchase and sell call and put options on foreign currencies.

ZERO COUPON, "PAY-IN-KIND" AND "STRIPPED" U.S. TREASURY SECURITIES. The Strategic Yield Portfolio may invest in "zero coupon" securities. A zero coupon security pays no interest to its holder during its life. An investor acquires a zero coupon security at a price which is generally an amount based upon its present value, and which, depending upon the time remaining until maturity, may be significantly less than its face value (sometimes referred to as a "deep discount" price). Upon maturity of the zero coupon security, the investor receives the face value of the security. The Strategic Yield Portfolio may also invest in "pay-in-kind" securities (i.e., debt obligations the interest on which may be paid in the form of additional obligations of the same type rather than cash) which have characteristics similar to zero coupon securities.

As noted above, zero coupon securities do not entitle the holder to any periodic payments of interest prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value. Zero coupon securities and "pay-in-kind" securities may be more speculative and subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, zero coupon securities eliminate the reinvestment risk and lock in a rate of return to maturity.

Federal tax law requires that a holder (such as the Strategic Yield Portfolio) of a zero coupon security accrue a portion of the discount at which the security was purchased (or, in the case of a "pay-in-kind" security, the difference between the issue price and the sum of all the amounts payable on redemption) as income each year even though the Strategic Yield Portfolio receives no interest payment in cash on the security during the year. As a regulated investment company, the Strategic Yield Portfolio must pay out substantially all of its net investment income each year. Accordingly, in any year the Portfolio may be required to pay out as an income distribution an amount which is greater than the total amount of cash interest the Portfolio actually received. Such distributions would be made from the cash assets of the Portfolio or by liquidation of portfolio securities, if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Investment Manager will select which securities to sell. The Portfolio may realize a gain or loss from such sales. In the event the Portfolio realized net capital gains from such transactions, its shareholders might receive a larger capital gain distribution, and incur a potentially greater tax liability, than they would in the absence of such transactions.

The Strategic Yield Portfolio may invest in "stripped" U.S. Treasury securities, which are U.S. Treasury bills issued without interest coupons, U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons, and receipts or certificates representing interests in such stripped debt obligations and coupons. Currently, the only U.S. Treasury security issued without coupons is the Treasury bill. Although the U.S. Treasury does not itself issue Treasury notes and bonds without coupons, under the U.S. Treasury STRIPS program, interest and principal payments on certain long-term Treasury securities may be maintained separately in the Federal Reserve book entry system and may be separately traded and owned. In addition, in the last few years a number of banks and brokerage firms have stripped the principal portions from the coupon portions of U.S. Treasury bonds and notes and sold them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account). The staff of the Commission has indicated that, in its view, these receipts or certificates should be considered as securities issued by the bank or brokerage firm involved and, therefore, should not be included in the Strategic Yield Portfolio's categorization of U.S. Government Securities.

RESTRICTED SECURITIES. The Strategic Yield Portfolio may invest in restricted securities and in other assets having no ready market if such purchases at the time thereof would not cause more than 10% of the value of the Portfolio's net assets to be invested in all such restricted or not readily marketable (or other illiquid) assets. See "Additional Permitted Investment Activities--Illiquid Securities" and "Investment Restrictions" below.

SPECIAL RISK CONSIDERATIONS. Securities in the lower rating categories are subject to greater risk of loss of principal and interest than higher-rated securities and are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal, which may in any case decline during sustained periods of deteriorating economic conditions or rising interest rates. There has been unprecedented growth in the size of the market for lower-rated securities over the past several years, although most recently that market has declined in size. This growth occurred during a period of general economic expansion. Lower-rated securities are generally considered to be subject to greater market risk than higher-rated securities in times of deteriorating economic conditions. In addition, lower-rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities.

The market for lower-rated securities may be thinner and less active than that for higher-quality securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for lower-rated securities, the Investment Manager may experience difficulty in valuing such securities and, in turn, the Portfolio's assets. In addition, adverse publicity and investor perceptions about lower-rated securities, whether or not based on fundamental analysis, may tend to decrease the market value and liquidity of such lower-rated securities. Finally, it is noted that the transaction costs with respect to lower-rated securities may be higher, and in some cases information less available, than is the case with investment grade securities.

The use of credit ratings as a method for evaluating lower-rated securities involves certain risks. The ratings of fixed-income securities by S&P and Moody's are a generally accepted barometer of credit risk. They are, however, subject to certain limitations from an investor's standpoint. The rating of an issuer is heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. In addition, there may be varying degrees of difference in credit risk of securities within each rating category.

Non-rated securities may be considered for investment by the Strategic Yield Portfolio when the Investment Manager believes that the financial condition of the issuers of the securities, or the protection afforded by the terms of the securities themselves, limits the risk to the Portfolio to a degree comparable to that of rated securities which are consistent with the Portfolio's objectives and policies.


When, in the judgment of the Investment Manager, business or financial conditions warrant, the Strategic Yield Portfolio may assume a temporary defensive position and invest without limit in investment grade debt securities or hold its assets in cash. See "Additional Permitted Investment
Activities--Short-Term Money Market Instruments."




Small Cap Portfolio


The investment objective of the Small Cap Portfolio is to seek capital appreciation through investing primarily in equity securities of United States companies with market capitalizations under $1 billion that are believed by the Investment Manager to be inexpensively priced relative to the return on total capital or equity. The equity securities in which the Small Cap Portfolio may invest include, common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants listed on national or regional securities exchanges or traded over-the-counter. Investments are generally made in equity securities of companies which in the Investment Manager's opinion have one or more of the following characteristics (the "Small Cap Factors") (i) are undervalued relative to their earnings power, cash flow, and/or asset values; (ii) have an attractive price/value relationship, i.e. have high returns on equity and/or assets with correspondingly low price-to-book and/or price-to-asset value as compared to the market generally or the companies' industry groups in particular, with expectations that some catalyst will cause the perception of value to change within a 24-month time horizon;
(iii) have experienced significant relative underperformance and are out of favor due to a set of circumstances which are unlikely to harm a company's franchise or earnings power over the longer term; (iv) have low projected price-to-earnings or price-to-cash-flow multiples relative to their industry peer group and/or the market in general; (v) have the prospect, or the industry in which the company operates has the prospect, to allow it to become a larger factor in the business and receive a higher valuation as such; (vi) have significant financial leverage but have high levels of free cash flow used to reduce leverage and enhance shareholder value; and (vii) have a relatively short corporate history with the expectation that the business may grow to generate meaningful cash flow and earnings over a reasonable investment horizon.


Under normal market conditions, the Small Cap Portfolio will invest at least 80% of the value of its total assets in the small capitalization equity securities described above.

The Investment Manager believes that the issuers of small capitalization stocks often have sales and earnings growth rates which exceed those of larger companies, and that such growth rates may in turn be reflected in more rapid share price appreciation, however, investing in smaller capitalization stocks can involve greater risk than is customarily associated with larger, more established companies. For example, smaller capitalization companies often have limited product lines, markets or financial resources. They may be dependent for management on one or a few key persons, and can be more susceptible to losses and risks of bankruptcy. Also, securities in the small capitalization sector may be thinly traded (and therefore have to be sold at a discount from current market prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings and thus may create a greater chance of loss than investing in securities of larger capitalization companies.

The Investment Manager continually evaluates the securities owned by the Small Cap Portfolio, and changes may be made whenever the Investment Manager determines such securities no longer meet the Small Cap Portfolio's objective. Portfolio changes also may be made to increase or decrease investments in anticipation of changes in security prices in general or to provide funds required for redemptions, distributions to shareholders or other corporate purposes.


When, in the judgment of the Investment Manager, business or financial conditions warrant, the Small Cap Portfolio may assume a temporary defensive position and invest without limitation in large capitalization companies or short-term money market instruments or hold its assets in cash. See "Additional Permitted Investment Activities--Short-Term Money Market Instruments."




International Small Cap Portfolio


The investment objective of the International Small Cap Portfolio is to seek capital appreciation. The Portfolio will invest primarily in equity securities of non-United States companies with market capitalizations under $1 billion that are believed by the Investment Manager to be inexpensively priced relative to the return on total capital or equity. The Portfolio will invest in equity securities listed on national or regional securities exchanges or traded over-the-counter of companies based in Continental Europe, the United Kingdom, the Pacific Basin, Latin America, Canada and such other areas as the Investment Manager may determine from time to time. The International Small Cap Portfolio may also invest in American Depositary Receipts and Global Depositary Receipts and in convertible bonds and other convertible securities. In selecting investments for the International Small Cap Portfolio, the Investment Manager will attempt to ascertain inexpensive markets world-wide through traditional measures of value, including low price-to-earnings ratio, low price-to-book ratio and/or low price-to-cash flow ratio and high yield. The Investment Manager, following a bottom-up approach, seeks to identify securities within such undervalued markets which in the Investment Manager's opinion have one or more of the characteristics listed in the Small Cap Factors. Under normal market conditions, the International Small Cap Portfolio will invest at least 80% of the value of its total assets in the small capitalization equity securities described above. Assets not invested in such small capitalization equity securities would generally be invested in large capitalization equity securities or debt securities, including cash equivalents. For a description of the risks associated with investing in small capitalization equity securities see "Small Cap Portfolio" above.


Under normal market conditions, the Portfolio will invest at least 65% of the value of its total assets in the equity securities of companies within not less than three different countries (not including the United States). The remaining portion of the assets of the Portfolio may be invested in the same or different countries. The percentage of the International Small Cap Portfolio's assets in a particular geographic sector may shift from time to time in accordance with the judgment of the Investment Manager. For a description of the risks associated with investing in foreign securities see "Additional Permitted Investment Activities--Investment in Foreign Securities."

The International Small Cap Portfolio may enter into futures contracts, options on futures contracts, and foreign currency forward exchange contracts in order to protect against anticipated changes in foreign currency exchange rates. See "Additional Permitted Investment Activities--Futures Contracts and Options on Futures Contracts, Foreign Currency Forward Exchange Contracts."


When, in the judgment of the Investment Manager, business or financial conditions warrant, the International Small Cap Portfolio may assume a temporary defensive position and invest without limit in the equity securities of U.S. companies or short-term money market instruments or hold its assets in cash. See "Additional Permitted Investment Activities--Short-Term Money Market Instruments."





Special Equity Portfolio

The investment objective of the Special Equity Portfolio is to seek capital appreciation through a policy of investing primarily in the equity securities of companies that are believed by the Investment Manager to be undervalued in the marketplace in relation to factors such as the respective companies' assets, earnings, earnings power and growth potential. The Portfolio invests in equity securities listed on national, regional or foreign exchanges or traded over-the-counter. The Portfolio will purchase equity securities only of companies with total market capitalizations in excess of $10 million. Since the commencement of operations of the Lazard Special Equity Fund, Inc., the predecessor of the Special Equity Portfolio, the Portfolio has purchased equity securities primarily of companies with total market capitalizations of less than $500 million. Investments will generally be made in equity securities of companies which in the Investment Manager's opinion have one or more of the following characteristics (i) have assets whose value is unrecognized or underrecognized by the market; (ii) may be currently earning a low return on equity or assets employed but have the potential to earn a higher return by either improving the profitability of these assets or disposing of them; (iii) have shown an ability to operate effectively in an adverse environment; (iv) have been burdened by an unprofitable subsidiary or business segment which may be reduced or eliminated; (v) have recently experienced a change in management or control (including through recent mergers or acquisitions) and have a potential for a "turnaround" in earnings; (vi) have profitability or financial characteristics that make their securities undervalued when compared to the market in general or a specified industry; (vii) have current assets which, less all liabilities, compare favorably to the aggregate market value of the company's securities; (viii) have a substantial and/or growing cash flow; or
(ix) have a management whose members, due to their own stockholdings or otherwise, are committed to managing the company in a way which increases stock values and enhances stockholder wealth.

Under normal market conditions, the Special Equity Portfolio will invest at least 65% of the value of its total assets in equity securities, including common stocks, preferred stocks, convertible securities, rights, options, options on stock indices and warrants in proportions that will vary from time to time. The Portfolio may purchase foreign equity and debt securities provided that they are listed on a domestic or foreign securities exchange or represented by American Depositary Receipts listed on a domestic securities exchange or traded in the U.S. over-the-counter market. For a description of the risks associated with investing in foreign securities see "Additional Permitted Investment Activities--Investment in Foreign Securities." The Portfolio may also invest in real estate investment trusts ("REITS"), although the Portfolio currently intends to limit investments in REITS to no more than 5% of the value of the Portfolio's net assets. See "Additional Permitted Investment Activities--REITS" in the Statement of Additional Information for a description of REITS.

The Special Equity Portfolio may invest no more than 35% of the value of its total assets in U.S. Government Securities and corporate bonds, notes and debentures rated B or higher by S&P and Moody's. The Portfolio has no current intention, however, of investing more than 5% of the value of its net assets in corporate bonds, notes and debentures rated below BBB by S&P and Baa by Moody's. For a description of the risks associated with investing in bonds rated below BBB by S&P and Baa by Moody's, see "Strategic Yield Portfolio--Special Risk Considerations."

The Special Equity Portfolio may from time to time invest a substantial portion of its assets in securities traded over-the-counter. The Portfolio may purchase the securities of any closed-end investment company in an amount of up to 5% of the value of the Portfolio's total assets and may purchase in the aggregate securities of closed-end investment companies in an amount up to 10% of the value of the Portfolio's total assets. Closed-end investment companies typically pay asset management and other fees. Shareholders of the Portfolio may, in effect, pay two fees with respect to the assets of the Portfolio invested in such closed-end investment companies.

To the extent that the Portfolio invests in securities of limited marketability (such as over-the-counter securities, securities of unseasoned companies and securities of companies with small market capitalizations), such securities may be difficult to sell and a considerable time period may elapse between a decision to sell such securities and the time the securities are actually sold. See "Additional Permitted Investment Activities--Investment in Unseasoned Companies." Furthermore, with respect to positions in securities with limited marketability, the activities of the Portfolio itself, as well as those of other investors, could have an adverse effect upon the marketability of such securities and the Portfolio might not be able to dispose of its holdings at the then current market prices. The Portfolio may not acquire securities for which there are no readily available current market quotations or bids, if as a result, more than 10% of the market value of the Portfolio's total assets would be invested in such securities together with repurchase agreements with a maturity of more than seven days. See "Additional Permitted Investment Activities--Illiquid Securities."

When, in the judgment of the Investment Manager, business or financial conditions warrant, the Special Equity Portfolio may assume a temporary defensive position and invest without limitation in short-term money market instruments or hold its assets in cash. The Portfolio may also invest in short-term money market instruments or hold assets in cash to meet redemptions and pending investment or reinvestment of new funds or proceeds from sales of portfolio securities. See "Additional Permitted Investment Activities--Short-Term Money Market Instruments."



Emerging Markets Portfolio
The investment objective of the Emerging Markets Portfolio is to seek long-term capital appreciation. The Portfolio will invest primarily in securities of issuers who are located, or doing significant business, in emerging market countries. Emerging markets include countries where political and economic trends have produced or are producing a more stable economic environment, developed or developing financial markets and investment liquidity. Factors affecting a determination of an emerging market include a legitimate program to reduce government spending and deficits and reduce excessive regulation of commercial activity, including reducing confiscatory tax rates, control of inflation, lower trade barriers, stability of currency exchange rates, increasing foreign and domestic investment, privatization of state-owned companies and expansion of developed financial product exchanges.

Although the Emerging Markets Portfolio may invest in any issuer in an emerging market, the Emerging Markets Portfolio is likely to focus on, but not be limited to, Latin America, the Pacific Basin and Europe.

Under normal market conditions, the Emerging Markets Portfolio will invest at least 65% of its total assets in securities of companies within not less than three different countries (not including the United States). The remaining portion of the assets of the Emerging Markets Portfolio may be invested in the same or different countries. The percentage of the Emerging Markets Portfolio's assets invested in particular emerging markets may shift from time to time in accordance with the judgment of the Investment Manager. Emerging market countries are generally countries that are not developed countries. Developed countries include Canada, United Kingdom, France, Germany, Australia, New Zealand, Austria, Belgium, Denmark, Finland, Ireland, Italy, Japan, Netherlands, Norway, Spain, Sweden, Switzerland and United States. For a description of the risks associated with investing in emerging markets see "Additional Permitted Investment Activities--Investment in Foreign Securities."

The Portfolio invests primarily in equity securities of issuers located, or doing significant business, in emerging markets including: issuers organized under the laws of the emerging market country or for which the principal trading market for such securities is located in the emerging market country or issuers, wherever organized, when at least 50% of the issuer's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in the emerging market country. The Portfolio will also invest in closed-end investment companies investing in emerging market securities. The Emerging Markets Portfolio may also invest in American Depositary Receipts and Global Depositary Receipts with respect to emerging market securities.

Although the Emerging Markets Portfolio expects to invest principally in equity securities of emerging markets issuers, there is no requirement that the Emerging Markets Portfolio invest exclusively in equity securities. If deemed advisable, the Emerging Markets Portfolio may invest in fixed-income securities and short-term money market instruments. See "Additional Permitted Investment Activities -- Short-Term Money Market Instruments."

Following a bottom-up approach, the Investment Manager focuses on individual stock selection rather than on forecasting stock market trends. In selecting a specific stock for the Emerging Markets Portfolio, the Investment Manager relies on its own research capability as well as information obtained from brokers located in the emerging market country and information from affiliates of the Investment Manager.

The Emerging Markets Portfolio may enter into futures contracts, options on futures contracts and foreign currency forward exchange contracts to protect against anticipated changes in foreign currency exchange rates. See "Additional Permitted Investment Activities--Futures Contracts and Options on Futures Contracts, Foreign Currency Forward Exchange Contracts."

When, in the judgment of the Investment Manager, business or financial conditions warrant, the Emerging Markets Portfolio may assume a temporary defensive position and invest in the equity securities of U.S. companies or short-term money market instruments or hold its assets in cash. See "Additional Permitted Investment Activities--Short-Term Money Market Instruments."



Global Equity Portfolio


The investment objective of the Global Equity Portfolio is to seek capital appreciation. The Portfolio will invest primarily in equity securities of companies, both U.S. and non-U.S., that the Investment Manager believes are inexpensively priced relative to the return on total capital or equity. The Global Equity Portfolio follows a value-oriented search for equity securities of issuers located anywhere in the world. In selecting investments for the Global Equity Portfolio, the Investment Manager attempts to ascertain inexpensive markets worldwide, including the U.S., through traditional measures of value, including low price to earnings ratio, high yield, unrecognized assets, potential for management change and/or potential to improve profitability. In addition, the Investment Manager seeks to identify companies that it believes are financially productive and undervalued in those markets.

At least 80% of the assets of the Global Equity Portfolio are expected to be invested in the equity securities of companies within not less than four countries, including the United States. The percentage of the Global Equity Portfolio's assets invested in particular geographic sectors may shift from time to time in accordance with the judgment of the Investment Manager. With a focus on stock picking, the country allocation decision is an outgrowth of stock selection and is used as an overlay and risk control mechanism to enhance diversification. Nonetheless, it is the current intention of the Investment Manager that not less than 25% of the assets of the Portfolio be invested in securities of U.S. issuers. For a description of the risks associated with investing in foreign securities see "Additional Permitted Investment Activities--Investment in Foreign Securities. "

The assets of the Global Equity Portfolio are expected to be invested principally in equity securities, including American Depository Receipts and Global Depository Receipts and in convertible bonds and other convertible securities. There is no requirement, however, that the Global Equity Portfolio invest exclusively in equity securities, and, if deemed advisable, the Global Equity Portfolio may invest up to 20% of the value of its total assets in fixed-income securities and short-term money market instruments. See "Additional Permitted Investment Activities--Short-Term Money Market Instruments." The Global Equity Portfolio will not invest in fixed-income securities rated lower than investment grade.

The Global Equity Portfolio may enter into foreign currency forward exchange contracts, options and futures contracts in order to protect against anticipated changes in foreign currency exchange rates. See "Additional Permitted Investment Activities--Foreign Currency Forward Exchange Contracts."

When, in the judgment of the Investment Manager, business or financial conditions warrant, the Global Equity Portfolio may assume a temporary defensive position and invest without limit in the equity securities of U.S. companies or short-term money market instruments or hold its assets in cash. See "Additional Permitted Investment Activities--Short-Term Money Market Instruments."


Bantam Value Portfolio

The investment objective of the Bantam Value Portfolio is to seek capital appreciation. The Portfolio will invest primarily in equity securities of companies with market capitalizations under $500 million that are believed by the Investment Manager to be inexpensively priced relative to the return on total capital or equity. The equity securities in which the Bantam Value Portfolio may invest include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants and American Depository Receipts and Global Depository Receipts. Investments are generally made in equity securities of companies which, in the Investment Manager's opinion, have one or more of the characteristics listed in the Small Cap Factors, as well as a potential catalyst for increasing recognition, market capitalization and value. See "Small Cap Portfolio" above.

Under normal market conditions, the Bantam Value Portfolio will invest at least 80% of the value of its total assets in the small capitalization equity securities described above. Assets not invested in such small capitalization equity securities would generally be invested in large capitalization equity securities or debt securities, including cash equivalents. For a description of the risks associated with investing in small capitalization equity securities, see "Small Cap Portfolio" above.

When, in the judgment of the Investment Manager, business or financial conditions warrant, the Bantam Value Portfolio may assume a temporary defensive position and invest without limit in larger capitalization companies or short-term money market instruments or hold its assets in cash. See "Additional Permitted Investment Activities--Short-Term Money Market Instruments."


Emerging World Funds Portfolio

The investment objective of the Emerging World Funds Portfolio is to seek capital appreciation. The Portfolio will invest primarily in equity securities of investment funds ("Emerging Markets Funds") that will largely invest in equity securities of companies in one or more emerging markets countries.

The securities of the Emerging Market Funds in which the Portfolio will invest generally will be listed on internationally recognized stock exchanges or trade in international markets, and will generally be trading at a discount to net asset value. The Portfolio may, however, invest directly in equity securities of emerging market companies when the shares of Emerging Market Funds are selling at a premium, or when a particular emerging market country is not represented in a suitable Emerging Market Fund. The Portfolio may also invest in warrants or options on, and securities convertible into, equity securities of Emerging Market Funds.

The Emerging World Funds Portfolio combines a "top-down" approach to country or market valuation with a "bottom-up" approach to Emerging Market Fund security selection. An emerging market for this purpose is described under "Emerging Markets Portfolio" above. The Investment Managers will concentrate on countries and regions that appear to be fundamentally undervalued using traditional measures of value, which include low price earnings ratios, high yield and low price to cash flow and price to book value. The Investment Manager will focus on those Emerging Market Funds that are trading at discount to net asset value where the discount has the prospect for being narrowed or eliminated due to improved performance of the securities held by such fund and/or structural changes to the Emerging Markets Fund such as conversion to an open end fund.

The assets of the Emerging World Funds Portfolio are expected to be invested principally in equity securities. There is no requirement, however, that the Emerging World Funds Portfolio invest exclusively in equity securities, and, if deemed advisable, the Emerging World Funds Portfolio may invest up to 20% of the value of its total assets in fixed-income securities and short-term money market instruments. See "Additional Permitted Investment Activities--Short-Term Money Market Instruments." The Emerging World Funds Portfolio will not invest in fixed-income securities rated lower than investment grade.

The Emerging World Funds Portfolio, together with any "affiliated person" (as defined in the Investment Company Act) may purchase only up to 3% of the total outstanding stock of any Emerging Market Fund. Consequently, when affiliated persons of the Portfolio hold shares of an Emerging Market Fund, the Portfolio's ability to invest fully in shares of such Emerging Market Fund is restricted, and the Investment Manager must then select, in some instances, alternative investments that would not have been its first preference. Investment decisions by the investment advisers of the Emerging Market Funds are made independently of the Emerging World Funds Portfolio and the Investment Manager. The investment adviser of one Emerging Market Fund may be purchasing securities of the same issuer the securities of which are being sold by the investment adviser of another Emerging Market Fund. The result of this would be an indirect expense to the Portfolio without accomplishing any investment purpose. In addition, Emerging Market Funds typically pay asset management and other fees. Shareholders of the Emerging World Funds Portfolio may pay, in effect, two fees with respect to the assets of the Portfolio invested in such Emerging Market Funds.

The Emerging World Funds Portfolio may enter into foreign currency forward exchange contracts, options and futures contracts in order to protect against anticipated changes in foreign currency exchange rates. See "Additional Permitted Investment Activities--Foreign Currency Forward Exchange Contracts."


When, in the judgment of the Investment Manager, business or financial conditions warrant, the Emerging World Funds Portfolio may assume a temporary defensive position and invest without limit in the equity securities of U.S. companies or short-term money market instruments or hold its assets in cash. See "Additional Permitted Investment Activities--Short-Term Money Market Instruments."


                                     * * * *

References to maximum or minimum investment limitations with respect to dollar amounts or percentages of each Portfolio's assets mean that such limitations are followed at the time of an investment purchase and that subsequent changes in such dollar amounts or percentages resulting in such maximum or minimum investment limitations being exceeded are not considered violations of such limitations.

Each Portfolio may purchase obligations that are not rated if, in the opinion of the Investment Manager, the obligations are of investment quality comparable to other rated investments that are permitted by each such Portfolio. After purchase by any of the Portfolios, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Portfolio. Neither event will require a sale of such security by a Portfolio. To the extent the ratings given by S&P or Moody's may change as a result of changes in such organizations or their rating systems, each Portfolio will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in this Prospectus and in the Statement of Additional Information. The ratings of S&P and Moody's are more fully described in the Appendix attached hereto.

Additional Permitted Investment Activities




Except as otherwise noted below, the following description of additional permitted investment activities is applicable to all of the Portfolios.



Short-Term Money Market Instruments


Each Portfolio may at any time invest funds awaiting investment or held as reserves for the purposes of satisfying redemption requests, payment of dividends or making other distributions to shareholders, in cash and short-term money market instruments; provided, however, that, with the exception of the Equity Portfolio and Special Equity Portfolio, such investments will not ordinarily exceed 5% of the total assets of any Portfolio. Short-term money market instruments in which each Portfolio except the Equity Portfolio may invest include (i) short-term U.S. Government Securities and, in the case of the International Equity Portfolio, International Fixed-Income Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Strategic Yield Portfolio, Global Equity Portfolio and Emerging World Funds Portfolio, short-term obligations of foreign sovereign governments and their agencies and instrumentalities, (ii) interest bearing savings deposits on, and certificates of deposit and bankers' acceptances of, United States and foreign banks, (iii) commercial paper of U.S. or, in the case of the International Equity Portfolio, International Fixed-Income Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Strategic Yield Portfolio, Global Equity Portfolio and Emerging World Funds Portfolio, of foreign issuers rated A-1 or higher by S&P or Prime-1 by Moody's, issued by companies which have an outstanding debt issue rated AA or higher by S&P or Aa or higher by Moody's or, if not rated, determined by the Investment Manager to be of comparable quality to those rated obligations which may be purchased by the Portfolio and (iv) repurchase agreements relating to the foregoing.


Short-term money market instruments in which the Equity Portfolio may invest have remaining maturities of not more than 12 months and include bank obligations, corporate commercial paper subject to the same quality restrictions as that purchased by the other Portfolios, non-convertible corporate debt securities such as notes, bonds and debentures that are rated AA or better by S&P or Aa or better by Moody's and variable amount master demand notes. For this purpose, bank obligations include negotiable certificates of deposit, bankers' acceptances, fixed time deposits and other short-term bank obligations. The Equity Portfolio limits its investments in United States bank obligations to obligations of United States banks (including foreign branches and thrift institutions, the obligations of which are guaranteed by the U.S. parent) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation ("United States banks"). The Equity Portfolio limits its investments in foreign bank obligations to United States dollar denominated obligations of foreign banks (including United States branches), which banks at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 100 largest banks in the world, as determined on the basis of assets; and (iii) have branches or agencies in the United States; and which obligations, in the opinion of the Investment Manager, are of an investment quality comparable to obligations of United States banks that may be purchased by the Portfolio. For a description of variable amount master demand notes, see "Additional Permitted Investment Activities--Variable Amount Master Demand Notes" in the Statement of Additional Information.



Temporary Bank Borrowing


Each Portfolio may borrow from banks for temporary purposes, including the meeting of redemption requests which might require the untimely disposition of securities.

With respect to the International Equity Portfolio, International Fixed-Income Portfolio, Bond Portfolio, Strategic Yield Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Small Cap Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio, temporary or emergency borrowing in the aggregate may not exceed 15%, and borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of the relevant Portfolio's total assets (including the amount borrowed) less liabilities (including the amount borrowed) at the time the borrowing is made. Securities may not be purchased by any of these Portfolios while borrowings in excess of 5% of the value of such Portfolio's total assets are outstanding.



For temporary purposes only in order to meet redemptions, the Equity Portfolio may borrow from banks up to 10% of the current value of its total net assets. Such borrowings may be secured by the pledge of not more than 10% of the value of the Portfolio's total net assets and investments may not be purchased by the Equity Portfolio while any such borrowing exists. For temporary or emergency purposes the Special Equity Portfolio may borrow up to 5% of its total assets (not including the amount borrowed). In connection with such borrowings, the Special Equity Portfolio may mortgage, pledge or hypothecate up to 5% of its total assets (excluding the amount borrowed). Temporary borrowing by the Special Equity Portfolio or Equity Portfolio will be included in calculating each Portfolio's required 300% coverage described in "Additional Permitted Investment Activities--Borrowing for Investment" in the Statement of Additional Information.



Floating and Variable Rate Instruments

Certain of the obligations that the Portfolios may purchase have a floating or variable rate of interest. Such obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the Prime Rate, and at specified intervals. Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. Each Portfolio limits its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase. The Investment Manager monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. A Portfolio's right to obtain payment at par on a demand instrument can be affected by events occurring between the date such Portfolio elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instruments permit same-day settlement. To facilitate settlement, these same-day demand instruments may be held in book entry form at a bank other than the Fund's custodian, subject to a subcustodian agreement approved by the Fund between that bank and the Fund's custodian.

The floating and variable rate obligations that the Portfolios may purchase include certificates of participation in obligations purchased from banks. A certificate of participation gives the Portfolio an undivided interest in the underlying obligations in the proportion that such Portfolio's interest bears to the total principal amount of such obligations. Certain of such certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity.

To the extent that floating and variable rate instruments without demand features are not readily marketable, they will be subject to the investment restriction that no Portfolio may invest an amount equal to 10% or more of the current value of its net assets in illiquid securities. See "Illiquid Securities" and "Investment Restrictions" below.



Letters of Credit

Municipal obligations, certificates of participation therein, commercial paper and other short-term obligations, may be backed by irrevocable letters of credit issued by banks which assume the obligation for payment of principal and interest in the event of default by an issuer. Only banks the securities of which, in the opinion of the Investment Manager, are of investment quality comparable to other permitted investments of the Portfolios may be used for letter of credit-backed investments.


Loans of Portfolio Securities

In order to increase income, each Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions if cash or cash equivalent collateral, including letters of credit, marked-to-market daily and equal to at least 100% of the current market value of the securities loaned (including accrued interest and dividends thereon) plus the interest payable to the Portfolio with respect to the loan is maintained by the borrower with the Portfolio in a segregated account. In determining whether to lend a security to a particular broker, dealer or financial institution, the Investment Manager will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. No Portfolio will enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that a Portfolio may receive as collateral will not become part of such Portfolio's investment portfolio at the time of the loan and, in the event of a default by the borrower, the Portfolio will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which such Portfolio is permitted to invest. During the time securities are on loan, the borrower will pay the Portfolio any accrued income on those securities, and the Portfolio may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower that has delivered cash equivalent collateral. No Portfolio will lend securities having a value that exceeds 10% (331/3% in the case of the International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio) of the current value of its total assets. Loans of securities by a Portfolio will be subject to termination at the Portfolio's or the borrower's option. Each Portfolio may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Fund or the Investment Manager.


In addition to the above requirements and restrictions, it is a fundamental investment policy of the Special Equity Portfolio that the Portfolio may not lend securities from its portfolio unless (a) such loans are secured continuously by collateral in cash maintained on a daily basis, or secured by a letter of credit in favor of the Portfolio, in an amount at least equal at all times to the market value of the securities loaned, or (b) such loans are pursuant to repurchase agreements. The Special Equity Portfolio must maintain the right to call such loans and to obtain the securities loaned at any time on five days' notice.

Neither the Equity Portfolio nor Special Equity Portfolio has any present intention to enter into loans of portfolio securities.

Repurchase Agreements

Each Portfolio may enter into repurchase agreements in order to permit the Portfolio to keep all of its assets at work while retaining "overnight" or short-term flexibility in pursuit of investments of a longer-term nature. A repurchase agreement arises when the seller of a security to the Portfolio agrees to repurchase that security from the Portfolio at a mutually agreed upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. A Portfolio may enter into repurchase agreements only with respect to obligations that could otherwise be purchased by that Portfolio. If the seller defaults and the value of the underlying securities has declined, the Portfolio may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Portfolio's disposition of the security may be delayed or limited.

A Portfolio may not enter into a repurchase agreement if, as a result, more than 10% of the value of that Portfolio's net assets would be invested in repurchase agreements with a maturity of more than seven days and other illiquid securities. See "Illiquid Securities" and "Investment Restrictions" below. The Portfolios will enter into repurchase agreements only with broker-dealers and commercial banks that meet guidelines established by the Board of Directors.



When-Issued Securities

Each Portfolio except the Special Equity Portfolio may purchase securities on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. A Portfolio will make commitments to purchase securities on a when-issued basis only with the intention of actually acquiring the securities but may sell them before the settlement date if it is deemed advisable. When-issued securities are subject to market fluctuations and no income accrues to the purchaser prior to issuance. The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment. Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.

Each Portfolio which may purchase securities on a when-issued basis will establish a segregated account in which it will maintain liquid assets in an amount at least equal in value to the Portfolio's commitments to purchase when-issued securities. If the value of these assets declines, the Portfolio will place additional liquid assets in the account on a daily basis so that the value of the assets in the account remains equal to the amount of such commitments.



Illiquid Securities

Each Portfolio may invest up to 10% of the value of its net assets in illiquid securities. For this purpose illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) with respect to the International Fixed-Income Portfolio, Bond Portfolio and Strategic Yield Portfolio, options purchased by each of these Portfolios over-the-counter and the cover for options written by each of these Portfolios over-the-counter, and (iii) repurchase agreements not terminable within seven days. Securities eligible for resale under Rule 144A under the Securities Act that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid securities for this purpose. The Special Equity Portfolio may not purchase securities which must be registered under the Securities Act before they may be offered or sold to the public and the Equity Portfolio may only invest up to 5% of the value of its assets, taken at cost, in such securities.

The Investment Manager will monitor the liquidity of such restricted securities with respect to each Portfolio under the supervision of the Fund's Board of Directors. See the Statement of Additional Information for further discussion of illiquid securities.


Investment in Unseasoned Companies


Assets of each Portfolio may be invested in securities of companies that have operated for less than three years, including the operations of predecessors ("Unseasoned Companies"). Each Portfolio has undertaken that it will not make investments that will result in more than 5% (10% in the case of the Small Cap Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio) of its total assets being invested in the securities of Unseasoned Companies and equity securities that are not readily marketable. See "Illiquid Securities" above. Investing in securities of Unseasoned Companies may, under certain circumstances, involve greater risk than is customarily associated with investment in more established companies.



Investment in Foreign Securities


The International Equity Portfolio, International Fixed-Income Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Special Equity Portfolio, Global Equity Portfolio and Emerging World Funds Portfolio may invest without limitation in foreign securities. The Special Equity Portfolio, however, is restricted to purchasing foreign equity and debt securities that are listed on a domestic or foreign securities exchange or represented by American Depositary Receipts listed on a domestic or foreign securities exchange or traded in the United States over-the-counter market. The Strategic Yield Portfolio may invest up to 50% of its total assets in non-U.S. dollar denominated and may invest without limitation in U.S. dollar denominated fixed-income securities of foreign issuers. The Equity Portfolio and Bantam Value Portfolio may each invest up to 10% of its total assets in foreign equity and debt securities provided that they are trading in U.S. markets or are listed on a domestic securities exchange or represented by American Depositary Receipts or Global Depositary Receipts.


Investing in securities issued by foreign governments and corporations or entities involves considerations and possible risks not typically associated with investing in obligations issued by the U.S. government and domestic corporations. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations, and could be subject to extended settlement periods.

In addition, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. In many cases, emerging market countries are among the world's largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. In recent years, the governments of some of these countries have encountered difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness.

Foreign Currency Forward Exchange Contracts


Each of the International Equity Portfolio, International Fixed-Income Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Strategic Yield Portfolio, Global Equity Portfolio and Emerging World Funds Portfolio may purchase or sell foreign currency forward exchange contracts ("forward contracts") consistent with such Portfolio's investment objective or to attempt to minimize the risk from adverse changes in the relationship between the U.S. Dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. Each Portfolio may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. Dollar price of the security ("transaction hedge"). Additionally, when the Portfolio believes that a foreign currency may suffer a substantial decline against the U.S. Dollar, it may, for example, enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Portfolio's investment securities denominated in such foreign currency, or when the Portfolio believes that the U.S. Dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount ("position hedge"). In this situation the Portfolio may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. Dollar amount where the Portfolio believes that the U.S. Dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. Dollar value of the currency in which portfolio securities of the Portfolio are denominated ("cross-hedge").


Under certain conditions, Commission guidelines require investment companies to set aside cash, U.S. Government Securities or other liquid high quality debt securities in a segregated custodial account to cover forward contracts. As required by Commission guidelines, the Portfolios will segregate assets to cover forward contracts, if any, whose purpose is essentially speculative. The Portfolios will not segregate assets to cover forward contracts entered into for hedging purposes.




Futures Contracts and Options on Futures Contracts


The International Fixed-Income Portfolio, Bond Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio and Emerging World Funds Portfolio may enter into contracts for the purchase or sale for future delivery of fixed-income securities or contracts based on financial indices including any index of U.S. Government Securities or corporate debt securities ("futures contracts") and may purchase and write "covered" put and call options to buy or sell futures contracts ("options on futures contracts"). The International Fixed-Income Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio and Emerging World Funds Portfolio may also enter into contracts for the purchase or sale for future delivery of foreign currencies. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities or foreign currencies, called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the incurring of a contractual obligation to acquire the securities or foreign currencies, called for by the contract at a specified price on a specified date. The purchaser of a futures contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. No physical delivery of the fixed-income securities underlying the index is made. Options on futures contracts to be written or purchased by the Bond Portfolio will be traded on U.S. exchanges or over-the-counter. At the time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment based on a percentage of a contract's face value. The futures contract is valued daily thereafter and the Portfolio may be required to contribute additional cash or securities that reflects any decline in the contract's value. These investment techniques will be used only to hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of the portfolio securities of the Portfolio or adversely affect the prices of securities or foreign currencies, which the Portfolio intends to purchase at a later date. Futures and options transactions involve so-called "derivative securities." See "Additional Permitted Investment Activities" in the Statement of Additional Information for further discussion of the use, risks and costs of futures contracts and options on futures contracts.

Warrants


Each of the Equity Portfolio, Strategic Yield Portfolio, International Small Cap Portfolio, Small Cap Portfolio, Emerging Markets Portfolio, Special Equity Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio may invest not more than 5% of its total assets at the time of purchase in warrants (other than those that have been acquired in units or attached to other securities). In addition, not more than 2% of the assets of any of these Portfolios may, at the time of purchase, be invested in warrants that are not listed on an exchange. Warrants represent rights to repurchase equity securities and debt securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The Equity Portfolio may only purchase warrants on securities in which it may invest directly.




Stock or Bond Options


The Equity Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio may for hedging purposes purchase put and call options and write covered put and call options on securities in which it may invest directly and that, in the case of the Equity Portfolio are traded on registered domestic securities exchanges. The Strategic Yield Portfolio may invest up to 5% of its total assets in the purchase of the time value of call and put options on the types of securities in which the Portfolio may invest. The time value of an option is the option premium less the intrinsic value of the option at the time of purchase. The Strategic Yield Portfolio may also write covered call and put options contracts to the extent that the time value of the call or put options does not exceed 10% of the value of the covered assets. The Strategic Yield Portfolio may purchase and sell call and put options on equity securities and stock indices, to the same extent as it is permitted to purchase and sell call and put options on the types of securities in which it may invest. The Special Equity Portfolio may purchase put and call options and write covered put and call options on stocks that are traded on domestic securities exchanges, although it has no present intention to do so. The writer of a call option, who receives a premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put option, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

Each of the Equity Portfolio, Strategic Yield Portfolio, Special Equity Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio may write put and call options only if they are "covered," and such options must remain "covered" as long as the Portfolio is obligated as a writer. A call option is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolio holds on a share-for-share or equal principal amount basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash, treasury bills or other high-grade short-term obligations in a segregated account with the Fund's custodian. A put option is "covered" if the Portfolio maintains cash, treasury bills or other high-grade short-term obligations with a value equal to the exercise price in a segregated account with the Fund's custodian, or else owns on a share-for-share or equal principal amount basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.


The principal reason for writing call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium, the Portfolio would give up the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. Upon exercise of a call option when the market value of the security exceeds the exercise price, the Portfolio would incur a loss equal to the difference between the exercise price and the market value, less the premium received for writing the option.

The principal reason for purchasing put options is to protect the value of a security owned against an anticipated decline in market value. Exercise of a put option will generally be profitable only if the market price of the underlying security declines sufficiently below the exercise price to offset the premium paid and the transaction costs. If the market price of the underlying security increases, the Portfolio's profit upon the sale of the security will be reduced by the premium paid for the put option less any amount for which the put is sold.


The Equity Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Special Equity Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio may purchase and sell put and call options on stock indices traded on national, domestic or foreign, securities exchanges, although the Equity Portfolio currently intends to limit investments in options on stock indices to no more than 5% of its total assets. See "Additional Permitted Investment Activities--Investment in Options on Stock Indices" for a description of options on stock indices.



Options on Foreign Currencies


The International Fixed-Income Portfolio, Strategic Yield Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio and Emerging World Funds Portfolio may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the U.S. Dollar value of foreign currency denominated portfolio securities and against increases in the U.S. Dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Portfolios could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by a Portfolio are traded on U.S. and foreign exchanges or over-the-counter. There is no specific percentage limitation on either Portfolio's investments in options on foreign currencies, although the International Fixed-Income Portfolio will limit its investments in options traded on the over-the-counter market to no more than 10% of the market value of the Portfolio's net assets. See the Statement of Additional Information for further discussion of the use, risks and costs of options on foreign currencies.




Diversification

The Equity Portfolio and the Special Equity Portfolio are operated as "diversified" portfolios as that term is defined in the Investment Company Act. As such, each of these Portfolios has at least 75% of the value of its total assets invested in cash and cash items (including receivables), U.S. Government Securities, securities of other investment companies and "other securities." For these purposes, "other securities" are securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of the Portfolio and to not more than 10% of the outstanding voting securities of such issuer.


The International Equity Portfolio, International Fixed-Income Portfolio, Bond Portfolio, Strategic Yield Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Small Cap Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio are "non-diversified," which means that none of the Portfolios is limited in the proportion of its assets that may be invested in the securities of a single issuer. Because these Portfolios are non-diversified and each may invest in a smaller number of individual issuers than a diversified investment company, an investment in any of these Portfolios may, under certain circumstances, present greater risk to an investor than an investment in a diversified company.


Each of the Portfolios intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Code, which will relieve the Portfolio of any liability for Federal income tax to the extent its earnings are distributed to shareholders. To so qualify, among other requirements, each Portfolio will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Portfolio's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Portfolio will not own more than 10% of the outstanding voting securities of a single issuer. A Portfolio's investments in U.S. Government Securities are not subject to these limitations.

Portfolio Turnover

Except as noted below, the Fund's policy with respect to turnover of securities held in the Portfolios is to purchase securities for investment purposes and not for the purpose of realizing short-term trading profits. When circumstances warrant, however, securities may be sold without regard to the length of time held.


Although a Portfolio cannot accurately predict its annual portfolio turnover rate, the Investment Manager does not expect the annual portfolio turnover of the Equity Portfolio, Small Cap Portfolio, International Equity Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Special Equity Portfolio, Global Equity Portfolio, Bantam Value Portfolio or Emerging World Funds Portfolio to exceed 100%. However the annual portfolio turnover of the Bond Portfolio and Strategic Yield Portfolio may exceed 100%. A 100% annual portfolio turnover rate would occur, for example, if all of the stocks in a portfolio were replaced in a period of one year. A 100% turnover rate is greater than that of many other investment companies, including those which emphasize capital appreciation as a basic policy, and may result in correspondingly greater brokerage commissions being paid by the Portfolio.


The International Fixed-Income Portfolio and Strategic Yield Portfolio will actively use trading to benefit from yield disparities among different issues of fixed-income securities or otherwise to achieve its investment objective and policies. The Investment Manager anticipates that the annual turnover in the International Fixed-Income Portfolio and Strategic Yield Portfolio may be in excess of 200% in future years (but is not expected to exceed 300%). A 200% turnover rate is greater than that of most other investment companies. A high rate of portfolio turnover involves correspondingly greater transaction expenses than a lower rate, which expenses are borne by the Portfolio and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains. However, in order for each Portfolio to continue to qualify as a regulated investment company for Federal tax purposes, less than 30% of the annual gross income of each Portfolio must be derived from the sale of securities held by the Portfolio for less than three months. See "Taxation."


--------------------------------------------------------------------------------

With the exception of the Special Equity Portfolio, the foregoing investment objectives and related policies and activities of each of the Portfolios, except as indicated above, are not fundamental and may be changed by the Board of Directors of the Fund without the approval of the shareholders.

Investment Restrictions




The following investment restrictions and, except as otherwise noted, those specifically so described in the Statement of Additional Information, are fundamental policies of each of the Portfolios that may be changed only when permitted by law and approved by the holders of a majority of such Portfolio's outstanding voting securities, as defined in the Investment Company Act and as described under "Organization and Description of Capital Stock" in the Statement of Additional Information. The Fund is empowered to establish, without shareholder approval, additional portfolios which may have different fundamental investment restrictions.

In addition to the fundamental investment restrictions listed in the Statement of Additional Information, no Portfolio may:


(i) issue senior securities, borrow money or pledge or mortgage its assets, except that (A) each Portfolio may borrow from banks for temporary purposes, including the meeting of redemption requests which might require the untimely disposition of securities, as described above in "Additional Permitted Investment Activities--Temporary Bank Borrowing", (B) the International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio or Emerging World Funds Portfolio also may borrow money to the extent permitted under the Investment Company Act and, as a non-fundamental policy, may pledge, hypothecate, mortgage or otherwise encumber its assets to secure permitted borrowings; provided, however, that the International Small Cap Portfolio, the Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio or Emerging World Funds Portfolio will not make new investments to the extent borrowings exceed 5% of the total assets of the Portfolio, except for borrowings that are covered within the interpretations of Section 18(f) of the Investment Company Act and (C) the Equity Portfolio and the Special Equity Portfolio may additionally utilize leverage as described in "Additional Permitted Investment Activities-- Borrowing for Investment" in the Statement of Additional Information. For purposes of this investment restriction, a Portfolio's entry into options, forward contracts, futures contracts, including those related to indexes shall not constitute borrowing;

(ii) make loans, except loans of portfolio securities not having a value in excess of 10% (331/3% in the case of the International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio or Emerging World Funds Portfolio) of a Portfolio's total assets and except that each Portfolio may purchase debt obligations in accordance with its investment objectives and policies;

(iii) with the exception of Special Equity Portfolio, invest in illiquid securities as defined in "Additional Permitted Investment Activities--Illiquid Securities" if immediately after such investment more than 10% of the value of the Portfolio's net assets, or, in the case of the Equity Portfolio, more than 10% of the value of that Portfolio's total assets, taken at market value, would be invested in such securities (this restriction is not a fundamental policy of the Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio); or

(iv) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; provided, however, that, this restriction is not a fundamental policy of the International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio or Emerging World Funds Portfolio and provided, further, that (A) the International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio may purchase securities of other investment companies to the extent permitted under the Investment Company Act (this restriction is not a fundamental policy of these Portfolios) and (B) the Equity Portfolio, International Equity Portfolio, Small Cap Portfolio and Special Equity Portfolio may purchase securities in an amount up to 5% of the value of the Portfolio's total assets in any one closed-end fund and may purchase in the aggregate securities of closed-end funds in an amount of up to 10% of the value of the Portfolio's total assets.


In addition to the investment policies noted above applicable to all the Portfolios, the Special Equity Portfolio has adopted the following fundamental investment policies. The Special Equity Portfolio may not:

(i) Deviate from the percentage restrictions set forth under "Additional Permitted Investment Activities--Temporary Bank Borrowing; Warrants; and Repurchase Agreements" in this Prospectus or under "Additional Permitted Investment Activities--Borrowing for Investment" in the Statement of Additional Information;

(ii) Deviate from the percentage restrictions set forth under "Additional Permitted Investment Activities--Investment in Unseasoned Companies" with respect to investment in unseasoned companies;

(iii) Make loans, except that the Special Equity Portfolio may purchase a portion of an issue of publicly distributed debt obligations and may also engage in the practice of lending its securities subject to the restrictions set forth in subparagraph (v) below;

(iv) Mortgage, pledge or hypothecate any assets, except in connection with temporary or emergency borrowings in amounts not exceeding 5% of the Special Equity Portfolio's total assets (not including the amount borrowed);

(v) Lend its portfolio securities unless such loans are secured continuously by collateral in cash maintained on a daily basis, or secured by a letter of credit in favor of the Special Equity Portfolio, in an amount at least equal at all times to the market value of the securities loaned, or such loans are pursuant to repurchase agreements; the Special Equity Portfolio must maintain the right to call such loans and to obtain the securities loaned at any time on five days' notice; during the existence of a loan, the Special Equity Portfolio continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also has the right to receive the interest on investment of the cash collateral in short-term money market instruments; if the Investment Manager determines to make securities loans, the value of the securities loaned (not including repurchase agreements) may not exceed 10% of the value of the Special Equity Portfolio's total assets; or

(vi) Purchase securities which must be registered under the Securities Act of 1933 before they may be offered or sold to the public.


MANAGEMENT


Directors

The Board of Directors, under applicable laws of the State of Maryland, in addition to supervising the actions of the Investment Manager, as set forth below, decides upon matters of general policy.



Investment Manager and Investment Management Agreements


Lazard Freres Asset Management, 30 Rockefeller Plaza, New York, New York 10020, has entered into investment management agreements with the Fund on behalf of each of the Portfolios. The investment management agreements entered into by Lazard Freres Asset Management will collectively be referred to herein as the "Management Agreements" and, where appropriate, individually as the "Management Agreement." Pursuant to the Management Agreements, Lazard Freres Asset Management will regularly provide the Portfolios with investment research, advice and supervision and furnish continuously an investment program for each Portfolio consistent with its investment objectives and policies, including the purchase, retention and disposition of securities.


The Investment Manager is also responsible for the selection of brokers and dealers to effect securities transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Lazard Freres. The Investment Manager has selected Lazard Freres as a broker for certain portfolio securities transactions with respect to the Portfolios. Lazard Freres performs such brokerage services in conformity with Rule 17e-1 under the Investment Company Act and procedures adopted by the Fund's Board of Directors. In addition, the Investment Manager may allocate brokerage transactions to brokers who direct to the Investment Manager persons who purchase Fund shares.

Lazard Freres Asset Management is a division of Lazard Freres, a New York limited liability company, which is registered as an investment adviser with the Commission and is a member of the New York, American and Midwest Stock Exchanges. Lazard Freres provides its clients with a wide variety of investment banking, brokerage and related services. Lazard Freres Asset Management provides investment management services to client discretionary accounts with assets totalling approximately $27 billion as of June 30, 1995. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of several of the Portfolios.


Under the terms of each Management Agreement, the Investment Manager will pay the compensation of all personnel of the Fund except the fees of Directors of the Fund who are not affiliated with the Investment Manager or its affiliates. The Investment Manager will make available to the Portfolios such of the Investment Manager's members, directors, officers and employees as are reasonably necessary for the operations of each Portfolio, or as may be duly elected officers or directors of the Fund. Under the Management Agreements, the Investment Manager also pays each Portfolio's office rent and provides investment advisory research and statistical facilities and all clerical services relating to research, statistical and investment work. The Investment Manager, including its employees who serve the Portfolios, may render investment advice, management and other services to others.


Each of the Portfolios pays the Investment Manager an investment management fee at the annual rate set forth below as a percentage of the average daily value of the net assets of the relevant Portfolio: Equity Portfolio, .75%; International Equity Portfolio, .75%; International Fixed-Income Portfolio, .75%; Bond Portfolio, .50%; Strategic Yield Portfolio, .75%; Small Cap Portfolio, .75%; International Small Cap Portfolio, .75%; Emerging Markets Portfolio, 1.00%; Special Equity Portfolio, 1.50%; Global Equity Portfolio, .75%; Bantam Value Portfolio, .75%; and Emerging World Funds Portfolio, .75%. The investment management fees are accrued daily and paid monthly with the exception of those paid by the Special Equity Portfolio, which are paid quarterly. Investment management fees at an annual rate of .75% or greater are higher than those paid by most registered investment companies. The investment management fee payable by the Special Equity Portfolio is substantially higher than that of most other registered investment companies.


Each Portfolio will bear all expenses not specifically assumed by the Investment Manager, including, among others, the fee payable to the Portfolio's Investment Manager, the fees of the Directors who are not "affiliated persons" of the Investment Manager, the expenses of all Directors and the fees and out-of-pocket expenses of the Fund's custodian and the transfer and dividend disbursing agent. For a more detailed description of the expenses to be borne by the Portfolios, see "Management" in the Statement of Additional Information.


Each of the Management Agreements provides that the Investment Manager will reimburse each Portfolio for the Portfolio's expenses (exclusive of interest, taxes, brokerage, distribution expenditures and extraordinary expenses, all to the extent permitted by applicable state securities law and regulations) which in any year exceed the limits prescribed by any state in which the Portfolio's shares are qualified for sale. The Fund may not qualify the shares of each Portfolio for sale in every state. The Fund believes that presently the most restrictive expense ratio limitation imposed by any state is 2.5% of the first $30 million of the Portfolio's average net assets, 2.0% of the next $70 million of its average net assets and 1.5% of its average net assets in excess of $100 million. The Investment Manager has undertaken to bear (i) with respect to each of the Equity Portfolio, International Fixed-Income Portfolio, Strategic Yield Portfolio, International Small Cap Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio, total operating expenses in excess of 1.05% of each such Portfolio's average net assets, (ii) with respect to the Bond Portfolio, total operating expenses in excess of .80% of that Portfolio's average net assets, and (iii) with respect to the Emerging Markets Portfolio, total operating expenses in excess of 1.30% of that Portfolio's average net assets, each until the earlier of December 31, 1994 (1996 in the case of the Bond Portfolio International Fixed-Income Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio) or such time as the respective Portfolio reaches total net assets of $100 million. In addition, for the period commencing May 1, 1995 and terminating upon the earlier to occur of (i) October 31, 1996 and (ii) the net assets of the Special Equity Portfolio equaling or exceeding $90 million, the Investment Manager has agreed to bear total operating expenses (exclusive of extraordinary expenses) of the Special Equity Portfolio in excess of 1.50% of the Special Equity Portfolio's average net assets. Pursuant to the same undertaking for each of those Portfolios for the fiscal year ended December 31, 1994, total operating expenses, as a percentage of the Portfolio's average net assets, were as follows: Equity Portfolio, 1.05%; International Fixed-Income Portfolio, 1.05%; Strategic Yield Portfolio, 1.05%; International Small Cap

Portfolio, 1.05%; Bond Portfolio, .80%; and Emerging Markets Portfolio, 1.30%. For the fiscal year ended December 31, 1994, total operating expenses, as a percentage of average net assets, were 1.71% for the Special Equity Portfolio;
 .94% for the International Equity Portfolio and .85% for the Small Cap
Portfolio.



Administrator


State Street Bank and Trust Company ("State Street"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as each Portfolio's administrator pursuant to an Administration Agreement with the Fund. Under the Administration Agreement, State Street receives from each Portfolio, except the Special Equity Portfolio, an annual fee of $37,500 plus .02% of the value of such Portfolio's average daily net assets. Administrative expenses for the Special Equity Portfolio are paid for by the Investment Manager.




Distributor

Under the terms of a distribution agreement with the Fund, Lazard Freres acts as distributor for the Portfolios and bears the cost of printing and mailing prospectuses to potential investors and of any advertising expenses incurred by it in connection with the distribution of shares.



Principal Managers

The name and title of each of the principal persons employed by or associated with the Investment Manager who are primarily responsible for the day-to-day management of the assets of each of the Portfolios are as follows:




Equity Portfolio: HERBERT W. GULLQUIST. (Since inception). Mr. Gullquist is a Managing Director of the Investment Manager and has been with the Investment Manager since 1982.

MICHAEL S. ROME. (Since 1991). Mr. Rome is a Managing Director of the Investment Manager and has been with the Investment Manager since 1991. From 1989 through 1990, he was a Senior Vice President with Mark Partners and, from 1982 through 1989, he was a Vice President with Goldman, Sachs.

Special Equity Portfolio: CHARLES DREIFUS. (Since inception). Mr. Dreifus is a Managing Director of the Investment Manager and has been with the Investment Manager since 1982.

Small Cap Portfolio: HERBERT W. GULLQUIST. (Since inception). Mr. Gullquist's biographical information is described under "Equity Portfolio".

MICHAEL S. ROME. (Since January 1, 1995). Mr. Rome's biographical information is described under "Equity Portfolio".

EILEEN ALEXANDERSON. (Since inception). Ms. Alexanderson is a Senior Vice President of the Investment Manager where she has been employed since 1979.

LEONARD M. WILSON. (Since inception). Mr. Wilson has been a Senior Vice President of the Investment Manager since 1988.

BRADLEY J. PURCELL. (Since inception). Mr. Purcell is a Vice President of the Investment Manager and has been with the Investment Manager since 1991. Prior thereto, he served as vice president/portfolio manager with the Gabelli Value Fund. Previous to that, he was associated with Market Guide, Inc. where he served as director of research.

International Equity Portfolio: HERBERT W. GULLQUIST. (Since inception). Mr. Gullquist's biographical information is described under "Equity Portfolio".

JOHN R. REINSBERG. (Since January 1992). Mr. Reinsberg is a Managing Director of the Investment Manager and has been with the Investment Manager since 1992. Prior thereto, he was Executive Vice President of General Electric Investment Company.

International Fixed-Income Portfolio: THOMAS F. DUNN. (Since January 1, 1995). Mr. Dunn is a Managing Director of the Investment Manager and has been with the Investment Manager since January 1, 1995. Prior thereto, he was a Senior Vice President of Goldman Sachs Asset Management.

IRA O. HANDLER. (Since 1992). Mr. Handler is a Senior Vice President of the Investment Manager and has been a Global & Emerging Fixed-Income Portfolio Manager of the Investment Manager since 1992. From 1990 to 1992, he was a foreign exchange manager with Timber Hill, Inc. and, from 1987 to 1990, a Vice President with Goldman, Sachs.

Bond Portfolio: THOMAS F. DUNN. (Since January 1, 1995). Mr. Dunn's biographical information is described under "International Fixed-Income Portfolio".

Strategic Yield Portfolio: THOMAS F. DUNN. (Since January 1, 1995). Mr. Dunn's biographical information is described under "International Fixed-Income Portfolio".

IRA O. HANDLER. (Since 1993). Mr. Handler's biographical information is described under "International Fixed-Income Portfolio".

International Small Cap Portfolio: HERBERT W. GULLQUIST. (Since inception). Mr. Gullquist's biographical information is described under "Equity Portfolio".

JOHN R. REINSBERG. (Since inception). Mr. Reinsberg's biographical information is described under "International Equity Portfolio".

Emerging Markets Portfolio: HERBERT W. GULLQUIST. (Since inception). Mr. Gullquist's biographical information is described under "Equity Portfolio".

JOHN R. REINSBERG. (Since inception). Mr. Reinsberg's biographical information is described under "International Equity Portfolio".

Global Equity Portfolio: HERBERT W. GULLQUIST. (Since inception). Mr. Gullquist's biographical information is described under "Equity Portfolio."

JOHN R. REINSBERG. (Since inception). Mr. Reinsberg's biographical information is described under "International Equity Portfolio".

MICHAEL S. ROME. (Since inception). Mr. Rome's biographical information is described under "Equity Portfolio".

Bantam Value Portfolio: HERBERT W. GULLQUIST. (Since inception). Mr. Gullquist's biographical information is described under "Equity Portfolio."

MICHAEL S. ROME. (Since inception). Mr. Rome's biographical information is described under "Equity Portfolio".

EILEEN ALEXANDERSON. (Since inception). Ms. Alexanderson's biographical information is described under "Small Cap Portfolio".

LEONARD M. WILSON. (Since inception). Mr. Wilson's biographical information is described under "Small Cap Portfolio".

BRADLEY J. PURCELL. (Since inception). Mr. Purcell's biographical information is described under "Small Cap Portfolio".

Emerging World Funds Portfolio: ALEXANDER E. ZAGOREOS. (Since inception). Mr. Zagoreos is a Managing Director of the Investment Manager and has been with the Investment Manager since 1977.

Determination of Net Asset Value




Net asset value per share for each Portfolio is determined by the Fund's custodian, State Street Bank and Trust Company (the "Custodian"), on each day the New York Stock Exchange is open for trading. The net asset value per share of each Portfolio is computed by dividing the value of the total assets of the Portfolio, less all liabilities, by the total number of outstanding shares of the Portfolio.

The value of securities, other than options listed on national securities exchanges and debt securities maturing in 60 days or less, is determined as of the close of regular trading on the New York Stock Exchange. Options on stocks and stock indices traded on national securities exchanges are valued as of the close of options trading on such exchanges (which is currently 4:10 p.m. New York time). Debt securities maturing in 60 days or less are valued at amortized cost. Each security for which the primary market is on a national securities exchange is valued at the last sale price on the principal exchange on which it is traded, or, if no sales are reported on such exchange on that day, at the closing bid price.


Any security held by any Portfolio, except the Special Equity Portfolio for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System, is valued at the last sale price as quoted by such system or, in the absence of any sale on the valuation date, at the closing bid price. Any other unlisted security for which current over-the-counter market quotations or bids are readily available is valued at its last quoted bid price or, for each of these Portfolios except the Equity Portfolio, if available, the mean of two such prices.


Any security held by the Special Equity Portfolio that is not listed on a national securities exchange but that is quoted on the National Association of Securities Dealers Automated Quotations System is valued at the last bid price as quoted by such system. Any other security held by the Special Equity Portfolio for which current over-the-counter market quotations or bids are readily available is valued at its last quoted bid price or, if available, the mean of two such prices.

All other securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Board of Directors and in accordance with procedures adopted by the Board of Directors. The portfolio securities of any of the Portfolios may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Manager to reflect the fair market value of such securities.


The Small Cap Portfolio, International Small Cap Portfolio, Special Equity Portfolio and Bantam Value Portfolio invest primarily in equity securities of companies with relatively small market capitalizations. Because of the difference between the bid and asked prices of over-the-counter securities, there may be an immediate reduction in the net asset value of the shares of the Small Cap Portfolio, International Small Cap Portfolio, Special Equity Portfolio or Bantam Value Portfolio after such Portfolio has completed a purchase of securities that will be valued by the relevant Portfolio at their bid price, since those securities usually will have been purchased at or near the asked price.

Purchase of Shares




The minimum initial investment is $50,000 for each Portfolio. Investments made by directors, members and employees of Lazard Freres and affiliated companies and their relatives or by the trustees of benefit plans covering those individuals are subject to a $5,000 minimum initial investment requirement for each Portfolio. All minimums may, however, be waived in the sole discretion of the Fund. The minimum subsequent investment for all investors is $5,000. The minimum investment requirements may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with the Fund or the Distributor and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan.


Shares of any Portfolio may be purchased in exchange for securities which are permissible investments of that Portfolio, subject to the Investment Manager's determination that the securities are acceptable. Securities accepted in exchange will be valued at the mean between their bid and asked quotations. In addition, securities accepted in exchange are required to be liquid securities that are not restricted as to transfer and have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange, NASDAQ, recognized non-U.S. exchanges or non NASDAQ with at least two market makers. The Fund and Lazard Freres reserve the right to reject any purchase order. All funds will be invested in full and fractional shares.




Purchases through the Transfer Agent

Orders for shares of all of the Portfolios will become effective at the net asset value per share next determined after receipt by the Transfer Agent or other agent of a check drawn on any member of the Federal Reserve System or after receipt by the Custodian or other agent of a bank wire or Federal Reserve Wire. Checks must be payable in United States dollars and will be accepted subject to collection at full face value. See "Determination of Net Asset Value."

By investing in a Portfolio, a shareholder appoints the Transfer Agent, as agent, to establish an open account to which all shares purchased will be credited, together with any dividends and capital gain distributions that are paid in additional shares. See "Dividends and Distributions." Although most shareholders elect not to receive stock certificates, certificates for full shares can be obtained on specific written request to the Transfer Agent. No certificates are issued for fractional shares. It is more complicated to redeem shares held in certificate form.





Initial Purchase by Wire

1. Telephone toll free from any continental state: (800) 854-8525. Give the Portfolio(s) to be invested in, name(s) in which shares are to be registered, address, social security or tax identification number (where applicable), dividend payment election, amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. An account number will be assigned.

2. Instruct the wiring bank to transmit the specified amount in federal funds ($50,000 or more), giving the wiring bank the account name(s) and assigned account number, to the Custodian:


     ABA #: 011000028 State Street Bank and Trust Company Boston, Massachusetts Custody and Shareholder Services Division
     DDA 9902-8102
     Attention: (Name of Portfolio)
                The Lazard Funds, Inc.
     Shareholder's Name and Account Number


3. Complete a Purchase Application. Indicate the services to be used. Mail the Purchase Application to the Transfer Agent:


     Scudder Service Corporation
     P.O. Box 9242
     Boston, Massachusetts 02106
     Attention: (Name of Portfolio)
                The Lazard Funds, Inc.

Additional Purchases by Wire

Instruct the wiring bank to transmit the specified amount ($5,000 or more) in federal funds to State Street Bank and Trust Company as instructed in Item 2 above.



Initial Purchase by Mail

1. Complete a Purchase Application. Indicate the services to be used.

2. Mail the Purchase Application and a check for $50,000 or more, payable to the Portfolio whose shares are to be purchased, to Scudder Service Corporation at the address set forth in Item 3 above.



Additional Purchases by Mail

1. Make a check ($5,000 or more) payable to the Portfolio whose shares are to be purchased. Write the shareholder's account number on the check.

2. Mail the check and the detachable stub from the Statement of Account (or a letter providing the account number) to Scudder Service Corporation at the address set forth in Item 3 above.



Purchases through a Lazard Freres Brokerage Account


Shares of all of the Portfolios are sold by Lazard Freres only to customers of Lazard Freres, without a sales charge, on a continuing basis at the net asset value of the Portfolio next determined after receipt of a purchase order by Lazard Freres. Payments must be made to Lazard Freres within three business days of the order. Because Lazard Freres does not forward investors' funds until the business day on which the order is settled, it may benefit from temporary use of these funds. See "Management" in the Statement of Additional Information.



Redemption of Shares


Upon receipt by the Transfer Agent, Lazard Freres or other agent of a redemption request in proper form, shares of any Portfolio will be redeemed at their next determined net asset value. See "Determination of Net Asset Value." For the shareholder's convenience, the Fund has established several different redemption procedures.



Redemptions through the Transfer Agent

SHAREHOLDERS OF A PORTFOLIO WHO DO NOT HAVE A BROKERAGE ACCOUNT WITH LAZARD FRERES SHOULD SUBMIT THEIR REDEMPTION REQUESTS TO THE TRANSFER AGENT BY MAIL (SEE ITEMS 1-4 BELOW). Redemption requests should be mailed to the Transfer Agent at the address set forth in Item 5 below. Upon receipt by the Transfer Agent of a redemption request in proper form, shares of a Portfolio will be redeemed at their next determined net asset value. See "Determination of Net Asset Value." Shares held in securities accounts at Lazard Freres may be redeemed through Lazard Freres. See "Redemptions through a Lazard Freres Brokerage Account."

1. Write a letter of instruction to the Fund. Indicate the dollar amount or number of shares to be redeemed. Refer to the shareholder's Portfolio account number and set forth social security or taxpayer identification number (where applicable).

2. Sign the letter in exactly the same way the account is registered. If there is more than one owner of the shares, all must sign.

3. If shares to be redeemed have a value of $50,000 or more, the signature(s) must be guaranteed by a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System, broker-dealer, registered securities association or clearing agency, or other participant in a signature guarantee program. Signature guarantees by notaries public are not acceptable. Further documentation, such as copies of corporate resolutions and instruments of authority, may be requested from corporations, administrators, executors, personal representatives, trustees or custodians to evidence the authority of the person or entity making the redemption request.

4. If shares to be redeemed are held in certificate form, enclose the certificates with the letter. Do not sign the certificates and for protection use registered mail.

5.  Mail the letter to the Transfer Agent at the following address:

     Scudder Service Corporation
     P.O. Box 2038
     Boston, Massachusetts 02106
     Attention: (Name of Portfolio)
                The Lazard Funds, Inc.

Checks for redemption proceeds normally will be mailed within seven days, but will not be mailed until all checks in payment for the purchase of the shares to be redeemed have been collected, which may take up to 7 business days. Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record. The Custodian may benefit from the use of redemption proceeds until the check issued to a redeeming shareholder for such proceeds has cleared.

When proceeds of a redemption are to be paid to someone other than the shareholder, either by wire or check, the signature(s) on the letter of instruction must be guaranteed regardless of the amount of the redemption.




Redemptions through a Lazard Freres Brokerage Account

Redemption requests for shares of a Portfolio submitted to and received by Lazard Freres are effected at the net asset value of the Portfolio next determined after redemption instructions are received from a customer by Lazard Freres.

Lazard Freres may benefit from the use of the redemption proceeds prior to the clearance of a check issued to a redeeming shareholder for such proceeds or prior to disbursement or reinvestment of such proceeds on behalf of the shareholder.

--------------------------------------------------------------------------------

Payment of redemption proceeds may be made in securities, subject to regulation by some state securities commissions. The Fund may suspend the right of redemption during any period when (i) trading on the New York Stock Exchange is restricted or that Exchange is closed, other than customary weekend and holiday closings, (ii) the Commission has by order permitted such suspension or (iii) an emergency, as defined by rules of the Commission, exists making disposal of portfolio securities or determination of the value of the net assets of the Portfolios not reasonably practicable.

The proceeds of redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.

The Fund reserves the right to redeem upon not less than 30 days' written notice the shares in an account that through redemption has a value of $5,000 or less. However, any shareholder affected by the exercise of this right will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

Exchange Privilege




Shares of any of the Portfolios that have been held for seven days or more may be exchanged for shares of one of the other Portfolios in an identically registered account. All exchanges are subject to the minimum initial and minimum subsequent investment requirements.

A shareholder may exchange shares by writing or, if the shareholder has so elected, by calling the Transfer Agent. To elect to initiate exchanges by telephone the shareholder must have properly completed either a Purchase Application authorizing such exchanges or a Telephone Exchange Authorization Form and submitted either to the Transfer Agent in advance of the first such exchange. The Transfer Agent's toll-free number for exchanges is (800) 854-8525. In order to confirm that telephone instructions for exchanges are genuine, the Fund has established reasonable procedures to be employed by the Fund and the Transfer Agent, including the requirement that a form of personal identification be provided. If the Fund or the Transfer Agent fail to follow these procedures, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. None of the Portfolios, Lazard Freres nor the Transfer Agent will be liable, however, for any loss, liability, cost or expense for acting upon telephone instructions for exchanges reasonably believed to be genuine, and the investor accordingly bears the risk of unauthorized telephone requests for exchanges in these circumstances.

Procedures applicable to redemption of a Portfolio's shares are also applicable to exchanging shares. The exchange privilege with respect to the shares of any of the Portfolios is available only in states in which shares of that Portfolio may be legally sold. The Fund reserves the right to limit the number of times shares may be exchanged between Portfolios, to reject any telephone exchange order or otherwise to modify or discontinue exchange privileges at any time. A capital gain or loss for tax purposes will be realized upon an exchange, depending upon the cost or other basis of shares redeemed.


Dividends and Distributions





Dividends from net investment income on shares of the International Fixed-Income Portfolio, Bond Portfolio and Strategic Yield Portfolio will be declared daily and paid monthly. Dividends from net investment income on shares of the Equity Portfolio will be declared and paid quarterly. Dividends from net investment income on shares of the International Equity Portfolio, Small Cap Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Special Equity Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio will be generally declared and paid annually but may be declared and paid twice annually. Investment income for a Portfolio includes, among other things, interest income, accretion of market and original issue discount and amortization of premium and, in the case of the Equity Portfolio, International Equity Portfolio, Small Cap Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Special Equity Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio would also include dividends. Net realized capital gains from each of the Portfolios, if any, generally will be distributed annually but may be distributed twice annually.


Dividends and distributions will be invested in additional shares of the same Portfolio at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash. Dividend checks and Statements of Account will be mailed approximately two business days after the payment date. Each Portfolio forwards to the Custodian the monies for dividends to be paid in cash on the payment date.

Taxation




U.S. Federal Income Taxes

It is intended that each Portfolio will qualify as a regulated investment company under Subchapter M of the Code. Each Portfolio will be treated as a separate entity for tax purposes and thus the provisions of the Code applicable to regulated investment companies generally will be applied to each Portfolio separately, rather than to the Fund as a whole. In addition, net capital gains, net investment income, and operating expenses will be determined separately for each Portfolio. By qualifying as a regulated investment company under the Code, a Portfolio will not be subject to federal income taxes with respect to net investment income and net capital gains distributed to its shareholders. In order to qualify as a regulated investment company for any taxable year, each Portfolio must, among other things, (i) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (ii) derive less than 30% of its gross income from the sale or other disposition of stock or securities held for less than three months.

Dividends from net investment income (including net short-term capital gains) will be taxable to the shareholders as ordinary income, whether received in cash or reinvested in additional shares. Distributions of net long-term capital gains, if any, will be taxable to the shareholders as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long the shareholder has held the shares.

Any dividend or distribution received by a shareholder on shares of a Portfolio shortly after the purchase of such shares by him will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Such dividend or distribution, although in effect a return of capital, is subject to applicable taxes to the extent that the investor is subject to such taxes. If a shareholder holds shares less than six months and during that period receives a distribution taxable to such shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such gain.


Corporate shareholders of the Equity Portfolio, Small Cap Portfolio, Special Equity Portfolio, Global Equity Portfolio and Bantam Value Portfolio will be eligible for the dividends-received deduction on the dividends (excluding the net capital gain dividends) paid by the Portfolio, to the extent that the Portfolio's income is derived from certain dividends received from domestic corporations. A corporation's dividends-received deduction will be disallowed unless the corporation holds shares in the Portfolio at least 46 days. Furthermore, a corporation's dividends-received deduction will be disallowed to the extent a corporation's investment in shares of the Portfolio is financed with indebtedness. It is anticipated that distributions from Portfolios other than the Equity Portfolio, Small Cap Portfolio, Special Equity Portfolio, Global Equity Portfolio and Bantam Value Portfolio will not qualify for the dividends-received deduction. Each year the Fund will notify shareholders of the federal income tax status of distributions.


The International Fixed-Income Portfolio and the Bond Portfolio may invest in REMICs. Interests in REMICs are classified as either "regular" interests or "residual" interests. Under the Code, special rules apply with respect to the treatment of a portion of the Portfolio's income from REMIC residual interests. (Such portion is referred to herein as "Excess Inclusion Income"). Excess Inclusion Income generally cannot be offset by net operating losses and, in addition, constitutes unrelated business taxable income to entities which are subject to the unrelated business income tax. The Code provides that a portion of Excess Inclusion Income attributable to REMIC residual interests held by regulated investment companies such as the Portfolios shall, pursuant to regulations, be allocated to the shareholders of such regulated investment company in proportion to the dividends received by such shareholders. Accordingly, shareholders of the International Fixed-Income Portfolio and the Bond Portfolio generally will not be able to use net operating losses to offset such Excess Inclusion Income. In addition, if a shareholder of one of the Portfolios is an entity subject to the unrelated business income tax (including a qualified pension plan, an IRA, a 401(k) plan, a Keogh plan, or another tax-exempt entity) and is allocated any amount of Excess Inclusion Income, such a shareholder may be required to file a return and pay a tax on such Excess Inclusion Income even though a shareholder might not have been required to pay such tax or file such return absent the receipt of such Excess Inclusion Income. It is anticipated that only a small portion, if any, of the assets of the International Fixed-Income Portfolio and the Bond Portfolio will be invested in REMIC residual interests. Accordingly, the amount of Excess Inclusion Income, if any, received by the Portfolios and allocated to their shareholders should be quite small. Shareholders that are subject to the unrelated business income tax should consult their own tax advisor regarding the treatment of their income derived from the Portfolios.

Except as discussed above with respect to Excess Inclusion Income, a dividend or capital gains distribution with respect to shares held by a tax-deferred or qualified plan, such as an IRA, 403(b)(7) retirement plan or corporate pension or profit sharing plan, will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

Dividends and distributions paid by a Portfolio may be subject to state and local taxes. Prior to investing in shares of a Portfolio a prospective shareholder should consult his tax adviser concerning the federal, state and local tax consequences of such an investment.

The foregoing discussion relates only to U.S. federal income tax law as it affects shareholders who are U.S. citizens or residents or U.S. corporations or trusts. The effects of federal income tax law on shareholders who are non-resident aliens or foreign corporations or trusts may be substantially different. Foreign investors should consult their counsel for further information as to the U.S. tax consequences of receipt of income from a Portfolio.



Foreign Income Taxes


Investment income received by a Portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source. It is anticipated that the International Equity Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio and Emerging World Funds Portfolio will be operated so as to meet the requirements of the Code to "pass through" to such Portfolio's shareholders credits for foreign income taxes paid, but there can be no assurance that it will qualify. It is possible that the credit for foreign taxes will pass through to shareholders of the International Fixed-Income Portfolio and the Strategic Yield Portfolio.



Account Services


Shareholders will be sent a Statement of Account from the Distributor, as agent of the Fund, whenever a share transaction is effected in the accounts. Shareholders can write or call the Fund at the address and telephone number on the cover of this Prospectus with any questions relating to their investment shares of any of the Portfolios.



Shareholders Services

A special service is available to banks, brokers, investment advisers, trust companies and others who have a number of accounts in one or more of the Portfolios. A monthly summary of accounts can be provided, showing for each account the account number, the month-end share balance and the dividends and distributions paid during the month.



Organization and Description of Capital Stock


The authorized capital stock of the Fund consists of 1,000,000,000 shares of common stock, $.001 par value, designated as thirteen separate classes of capital stock. The Fund's Board of Directors has authorized the issuance of twelve classes of shares, representing shares of the following twelve portfolios: Equity Portfolio, International Equity Portfolio, International Fixed-Income Portfolio, Bond Portfolio, Strategic Yield Portfolio, Small Cap Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Special Equity Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio. The Fund's Board of Directors may, in the future, designate and authorize the issuance of other classes of capital stock in addition to the ten classes of capital stock that currently exist, representing shares of additional portfolios. All shares of the Fund have equal voting rights and will be voted in the aggregate, and not by class, except where voting by class is required by law or where the matter involved affects only one class. A more complete statement of the voting rights of shareholders is contained in the Statement of Additional Information. All shares of the Fund, when issued, will be fully paid and non-assessable. As of October 1, 1995, the Investment Manager had the power to vote a sufficient number of the outstanding shares of the Fund so that the Investment Manager would be deemed to be a controlling person of the Fund.

On January 1, 1992, the Fund on behalf of the Equity Portfolio acquired the assets and liabilities of Lazard Equity Fund, formerly a portfolio of Scudder Fund, Inc. ("Scudder Fund") an open-end, diversified management investment company, and the Fund on behalf of the Special Equity Portfolio acquired the assets and liabilities of Lazard Special Equity Fund, Inc. ("Lazard Special Equity Fund"), formerly a single portfolio open-end, diversified management investment company.

Lazard Freres has agreed to indemnify Scudder Fund and its directors and Lazard Special Equity Fund and its directors from any and all claims arising out of the transfer of assets to the maximum extent that Scudder Fund or Lazard Special Equity Fund, as the case may be, would be so permitted by the Maryland General Corporation Law, subject to the limitations of the Investment Company Act. In addition, the Fund has agreed to indemnify, with respect to the Equity Portfolio, the Scudder Fund and its directors and officers and Lazard Special Equity Fund and its directors and officers from claims arising out of acts or omissions occurring prior to the transfer to the same extent that such individuals could have been indemnified by Scudder Fund or Lazard Special Equity Fund, as the case may be. If, however, the Fund (or the Equity Portfolio or Special Equity Portfolio, as the case may be) ceases to exist, Lazard Freres has agreed, in lieu of the Fund, to indemnify the directors and officers of Scudder Fund or the directors and officers of Lazard Special Equity Fund as set forth in the next preceding sentence.

Maryland law does not require annual meetings of shareholders except under certain specified circumstances and it is anticipated that shareholder meetings will be held only when required by federal or Maryland law. A meeting of shareholders will be called, however, for the purpose of voting upon the question of removal of a director of the Fund, upon the written request of holders of not less than 10% of all votes entitled to be cast at the meeting. The Fund will assist shareholders in communications concerning the removal of any director of the Fund.


Custodian; Transfer
and Dividend Disbursing Agent


State Street has been retained to act as Custodian of the Portfolios' investments. Scudder Service Corporation serves as the Fund's Transfer and Dividend Disbursing Agent. Neither the Custodian nor the Transfer Agent has any
part in deciding any of the Portfolio's investment policies or which securities are to be purchased or sold for any Portfolios. Subject to the supervision of the Fund's Board of Directors, the Custodian may enter into subcustodial arrangements on behalf of any of the Portfolios for the holding of foreign securities.



Reports to Shareholders
The fiscal year of the Fund ends on December 31 of each year. The Fund sends to the shareholders of each Portfolio, at least semi-annually, reports showing the investments in each of the Portfolios and other information (including unaudited financial statements) pertaining to each Portfolio. An annual report, containing financial statements audited by the Fund's independent accountants, is sent to shareholders each year.


Performance Information
From time to time the Portfolios may advertise their "average annual total return" and their "actual total return." THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. These total returns show what the investment results of the Portfolio would have been over a specified period of time (such as one, five, or ten years, or the period of time since commencement of operations, if shorter) assuming that all distributions and dividends by the Portfolio were reinvested on their reinvestment dates during the period less all recurring fees. Both types of total return are computed in the same manner, except that the "average annual total return" requires the additional step of determining the annual rate of return required for the initial investment to equal the "actual total return" at the end of the relevant period.

In addition, from time to time, the Fund may advertise "yield" and "actual distribution rate" quotations for one or more Portfolios. A Portfolio's "yield" for any 30-day period is computed by dividing the net investment income per share earned during such period by the maximum public offering price per share on the last day of the period, and then annualizing such 30-day yield in accordance with a formula prescribed by the Commission which provides for compounding on a semi-annual basis. A Portfolio's "actual distribution rate" is computed in the same manner as yield except that actual income dividends declared per share during the period in question is substituted for net investment income per share.

APPENDIX
Bond and Commercial Paper Ratings



Standard & Poor's Bond Ratings

A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt of a higher rated category. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and to repay principal for debt in this category than for higher rated categories.

Debt rated BB, B, CCC or CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. The rating C is reserved for income bonds on which no interest is being paid. Debt rated D is in default and payments of interest and/or repayment of principal is in arrears.

The ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Bond Ratings

Excerpts from Moody's description of its corporate bond ratings are as follows:
Aaa--judged to be the best quality, carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess many favorable investment attributes and are to be considered as higher medium grade obligations; Baa--considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured and have speculative characteristics as well; Ba, B, Caa, Ca, C--protection of interest and principal payments is questionable; Ba indicates some speculative elements while Ca represents a high degree of speculation and C represents the lowest rated class of bonds; Caa, Ca and C bonds may be in default. Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks at the lower end of its generic rating category.

Standard & Poor's Commercial Paper Ratings

A is the highest commercial paper rating category utilized by Standard & Poor's, which uses the numbers 1+, l, 2 and 3 to denote relative strength within its A classification. Commercial paper issues rated A by Standard & Poor's have the following characteristics: liquidity ratios are better than industry average, long-term debt rating is A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management. Issues rated B are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities. The rating C is assigned to short-term debt obligations with a doubtful capacity for repayment. An issue rated D is either in default or is expected to be in default upon maturity.

Moody's Commercial Paper Ratings

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity normally will be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

The rating category Not Prime encompasses all other rated commercial paper issuers.

COMMERCIAL PAPER RATINGS OF FITCH INVESTORS SERVICE, INC. AND DUFF & PHELPS CREDIT RATING CO.

Commercial paper rated Fitch-1 is considered to be the highest grade paper and is regarded as having the strongest degree of assurance for timely payment. Fitch-2 is considered very good grade paper and reflects an assurance of timely payment only slightly less in degree than the strongest issue. Commercial paper carrying the Fitch-3 rating is considered to be good grade paper having a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the two higher categories. Fitch-4 is considered poor grade paper having characteristics suggesting that the degree of assurance for timely payment is minimal and is susceptible to near-term adverse change due to less favorable financial or economic conditions.

Commercial paper issues rated Duff 1 by Duff & Phelps Credit Rating Co. have the following characteristics: very high certainty of timely payment, excellent liquidity factors supported by good fundamental protection factors, and risk factors which are minor. Issues rated Duff 2 have a good certainty of timely payment, sound liquidity factors and company fundamentals, small risk factors, and good access to capital markets. Commercial paper issues rated Duff 3 have satisfactory liquidity and other protection factors which qualify them as investment grade issue. Although the risk factors associated with these issues are larger and subject to more variation, timely payment is expected. Issues rated Duff 4 are considered to be non-investment grade and have speculative investment characteristics, liquidity insufficient to insure against disruption in debt service, and operating factors and market access subject to a high degree of variation. Issuers of commercial paper issues rated Duff 5 are considered to be in default and have failed to meet scheduled principal and/or interest payments.

THE LAZARD FUNDS, INC.
30 Rockefeller Plaza
New York, New York 10020
Telephones: (212) 632-6400 (New York State);
(800) 228-0203 (other continental states)


INVESTMENT MANAGER
Lazard Freres Asset Management
30 Rockefeller Plaza
New York, New York 10020
Telephone: (212) 632-6400


DISTRIBUTOR
Lazard Freres & Co. LLC
30 Rockefeller Plaza
New York, New York 10020


CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110



TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Scudder Service Corporation
P.O. Box 9242
Boston, Massachusetts 02205


INDEPENDENT PUBLIC ACCOUNTANTS
ABA Seymour Schneidman Financial Services
  Group, a division of Anchin, Bloch & Anchin LLP
400 Park Avenue
New York, New York 10022



LEGAL COUNSEL
Stroock & Stroock & Lavan
Seven Hanover Square
New York, New York 10004


No Sales or Redemption Charges
--------------------------------------------------------------------------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, AND INFORMATION OR REPRESENTATIONS NOT CONTAINED HEREIN MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF ANY SECURITY OTHER THAN THE REGISTERED SECURITIES TO WHICH IT RELATES OR AN OFFER TO ANY PERSON IN ANY JURISDICTION WHERE SUCH OFFER WOULD BE UNLAWFUL.

                             THE LAZARD FUNDS, INC.

                              30 Rockefeller Plaza

                            New York, New York 10020
                         (212) 632-6400 (New York State)
                    (800) 228-0203 (other continental states)



                       STATEMENT OF ADDITIONAL INFORMATION



         The Lazard Funds, Inc. (the "Fund") is a no-load, open-end management investment company that currently offers shares in the following investment portfolios (collectively, the "Portfolios"): Lazard Equity Portfolio (the "Equity Portfolio"); Lazard International Equity Portfolio (the "International Equity Portfolio"); Lazard International Fixed-Income Portfolio (the "International Fixed-Income Portfolio"); Lazard Bond Portfolio (the "Bond Portfolio"); Lazard Strategic Yield Portfolio (the "Strategic Yield Portfolio"); Lazard Small Cap Portfolio (the "Small Cap Portfolio"); Lazard International Small Cap Portfolio (the "International Small Cap Portfolio"); Lazard Special Equity Portfolio (the "Special Equity Portfolio"); Lazard Emerging Markets Portfolio (the "Emerging Markets Portfolio"); Lazard Global Equity Portfolio (the "Global Equity Portfolio"); Lazard Bantam Value Portfolio (the "Bantam Value Portfolio"); and Lazard Emerging World Funds Portfolio (the "Emerging World Funds Portfolio"). Lazard Freres Asset Management, a division of Lazard Freres & Co. LLC ("Lazard Freres"), serves as the investment manager (the "Investment Manager") to each of the Portfolios.

     This Statement of Additional Information is not a prospectus and is authorized for distribution only when preceded or accompanied by the Fund's Prospectus dated December 30, 1995. This Statement of Additional Information contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus, additional copies of which may be obtained without charge by writing or calling the Fund at the address and telephone number given above.

                                                               December 30, 1995

--------------------------------------------------------------------------------
TABLE OF CONTENTS...........................................................PAGE
--------------------------------------------------------------------------------
Additional Permitted Investment Activities.....................................3
Investment Restrictions.......................................................15
Management....................................................................18
Determination of Net Asset Value..............................................23
Portfolio Transactions........................................................24
Redemption of Shares..........................................................26
Dividends and Distributions...................................................26
Taxation......................................................................27
Shareholder Services..........................................................29
Organization and Description of Capital Stock.................................29
Other.........................................................................31
Custodian.....................................................................31
Counsel and Independent Accountants...........................................31
Yield and Total Return Quotations.............................................32

Appendices

Financial Statements

                   ADDITIONAL PERMITTED INVESTMENT ACTIVITIES

     The following supplements, and should be read in conjunction with, the information regarding the investment objectives and policies of each Portfolio set forth in the Prospectus. Except as noted below, the investment policies described below are not designated "fundamental policies" within the meaning of the Investment Company Act of 1940, as amended (the "Investment Company Act"), and may be changed by the Board of Directors of the Fund without the approval of the shareholders of the affected Portfolio or Portfolios; however, shareholders will be notified prior to a material change in such policies.

U.S. GOVERNMENT SECURITIES

     Each Portfolio may invest in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities ("U.S. Government Securities"). For a description of obligations issued or guaranteed by U.S. Government agencies or instrumentalities, see Appendix A hereto.

CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES


     Each Portfolio may invest in certificates of deposit and bankers' acceptances which are considered to be short-term money market instruments. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity.


COMMERCIAL PAPER


     Each Portfolio may purchase commercial paper. Commercial paper consists of short-term unsecured promissory notes issued by corporations in order to finance their current operations. For a description of commercial paper ratings, see the Appendix to the Prospectus.


WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

     Each Portfolio, except the Special Equity Portfolio, may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment by the Portfolio and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction.

     The use of when-issued transactions and forward commitments enables a Portfolio to hedge against anticipated changes in interest rates and prices. For instance, in anticipation of rising interest rates and falling market prices, the Portfolio might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising market prices, the Portfolio might sell a security it owns and purchase the same or a similar security on a when-issued basis, thereby obtaining the benefit of currently higher cash yields. In either instance, if the Investment Manager's expectation were to prove incorrect, the Portfolio could in some cases be obliged to purchase or sell securities at prices inferior to current market prices.

     When-issued securities and forward commitments may be sold prior to the settlement date, but these Portfolios enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. To facilitate such transactions, the Fund's custodian will maintain, in a separate account, cash, U.S. Government or other appropriate high-grade debt obligations held by the Portfolio having value equal to, or greater than, any commitments to purchase securities on a when-issued or forward commitment basis and, with respect to forward commitments to sell portfolio securities of the Portfolio, the portfolio securities themselves.

     If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it can incur a gain or loss. At the time the Portfolio makes the commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction and reflects the value of the security purchased or, if a sale, the proceeds to be received, in determining its net asset value.

     Each Portfolio, except the Special Equity Portfolio, may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The commitment for the purchase of any such security will not be recognized in a Portfolio until the Investment Manager determines that issuance of the security is probable. At such time, the Portfolio will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At such time, the Portfolio will also establish a segregated account with the Fund's custodian bank in which it will maintain cash or cash equivalents or other high-grade debt portfolio securities equal in value to recognized commitments for such securities. The value of the Portfolio's commitments to purchase the securities of any one issuer, together with the value of all securities of such issuer owned by the Portfolio, may not exceed 5% of the value of the Portfolio's total assets at the time the initial commitment to purchase such securities is made. Subject to the foregoing restrictions, these Portfolios may purchase securities on such basis without limit. An increase in the percentage of the Portfolio's assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value. The Investment Manager and the Directors of the Fund do not believe that the net asset value of any Portfolio will be adversely affected by its purchase of securities on such basis.

ILLIQUID SECURITIES


         Each Portfolio will not invest in illiquid securities if immediately after such investment more than 10% of the value of the Portfolio's net assets (or at 5% cost with respect the Equity Portfolio) would be invested in such securities. For this purpose, illiquid securities include, among others, securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. However, as a fundamental investment policy, the Special Equity Portfolio may not purchase securities which must be registered under the Securities Act of 1933, as amended (the "Securities Act"), before they may be offered or sold to the public.


         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act and securities which are otherwise not readily marketable. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and may be purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         The Securities and Exchange Commission (the "Commission") has adopted Rule 144A which allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act of resales of certain securities to qualified institutional buyers.

         The Investment Manager will monitor the liquidity of restricted securities in the Portfolios under the supervision of the Board of Directors.

BORROWING FOR INVESTMENT


         Each of the Equity Portfolio, Special Equity Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio may from time to time increase its ownership of securities above the amounts otherwise possible by borrowing from banks on an unsecured basis and investing the borrowed funds, although none of the Portfolios has any present intention to do so. Any such borrowing will be made only from banks, and will only be made to the extent that the value of the Portfolio's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing and any emergency borrowings as described under "Additional Permitted Investment Activities -- Temporary Bank Borrowing" in the Prospectus. If the value of the Portfolio's assets computed as provided above should fail to meet the 300% coverage described above, the Portfolio, within three days, is required to reduce its bank debt to the extent necessary to meet such asset coverage and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such action.

     Interest on money borrowed by any of the Equity Portfolio, the Special Equity Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio is an expense of that Portfolio which it would not otherwise incur so that the Portfolio may have little or no net investment income during periods when its borrowings are substantial.


     Borrowing for investment increases both investment opportunity and investment risk. Since substantially all of each Portfolio's assets fluctuate in value, whereas the obligation resulting from the borrowing is a fixed one, the net asset value per share of the Portfolio will tend to increase more when the portfolio assets increase in value, and decrease more when the portfolio assets decrease in value than would otherwise be the case. This is the speculative factor known as leverage. Such borrowings will be used only for the purchase of securities.

INVESTMENT IN WARRANTS


         The Equity Portfolio, Strategic Yield Portfolio, Small Cap Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Special Equity Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio may invest in warrants, although the Special Equity Portfolio has no present intention to do so. None of these Portfolios may invest more than 5% of its total assets at the time of purchase in warrants (other than those that have been acquired in units or attached to other securities). In addition, not more than 2% of the assets of any of these Portfolios may, at the time of purchase, be invested in warrants that are not listed on an exchange. Warrants represent rights to purchase equity securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. It is a fundamental investment policy of the Special Equity Portfolio that the Portfolio may not exceed these percentage limitations. The Equity Portfolio may only purchase warrants on securities in which it may invest directly.


INVESTMENT IN OPTIONS


     The Equity Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio may purchase for hedging purposes put and call options and write "covered" put and call options on stocks and bonds in which it may invest directly and that are traded on registered domestic securities exchanges and/or recognized international stock exchanges, in the case of the International Small Cap Portfolio, the Emerging Markets Portfolio, Global Equity Portfolio, and Emerging World Funds Portfolio. The Strategic Yield Portfolio may invest up to 5% of its total assets in the purchase of the time value of call and put options on the types of securities in which the Portfolio may invest. The time value of an option is the option premium less the intrinsic value of the option at the time of purchase. The Strategic Yield Portfolio may also write covered call and put options contracts to the extent that the time value of the call or put options does not exceed 10% of the value of the covered assets. The Special Equity Portfolio may purchase put and call options and write covered put and call options on stocks that are traded on domestic securities exchanges, although it has no present intention to do so. The writer of a call option, who receives a premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put option, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

     The Equity Portfolio, Strategic Yield Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Special Equity Portfolio, Global Equity Portfolio, Bantam Value Portfolio, and Emerging World Funds Portfolio may write put and call options only if they are covered, and such options must remain covered so long as the Portfolio is obligated as a writer. A call option is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolio holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less that the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash, Treasury bills or other high grade short-term obligations in a segregated account with the Fund's custodian. A put option is "covered" if the Portfolio maintains cash, Treasury bills or other high grade short-term obligations with a value equal to the exercise price in a segregated account with the Fund's custodian, or else owns on a share-for-share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise of the put written.


     The principal reason for writing call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium, the Portfolio would give up the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. Upon exercise of a call option when the market value of the security exceeds the exercise price, the Portfolio would incur a loss equal to the difference between the exercise price and the market value, less the premium received for writing the option.

     The principal reason for purchasing put options is to protect the value of a security owned against an anticipated decline in market value. Exercise of a put option will generally be profitable only if the market price of the underlying security declines sufficiently below the exercise price to offset the premium paid and the transaction costs. If the market price of the underlying security increases, the Portfolio's profit upon the sale of the security will be reduced by the premium paid for the put option less any amount for which the put is sold.

     Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series. Over-the-counter options are not generally terminable at the option of the writer and may be closed out only by negotiation with the holder. There is currently no secondary market for over-the-counter options. There is also no assurance that a liquid secondary market on an exchange will exist.

INVESTMENT IN OPTIONS ON STOCK INDICES


     The Equity Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Special Equity Portfolio, Global Equity Portfolio, Bantam Value

Portfolio and Emerging World Funds Portfolio may purchase and sell for hedging purposes put and call options on stock indices traded on national domestic or foreign securities exchanges, although the Special Equity Portfolio has no present intention to do so. The Strategic Yield Portfolio may purchase and sell put and call options on equity securities and stock indices, to the same extent as it is permitted to purchase and sell put and call options on the types of securities in which it may invest. The Equity Portfolio intends to limit investments in options on stock indices to no more than 5% of the Portfolio's total assets. Options on stock indices are similar to options on stock except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.

     The Equity Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Strategic Yield Portfolio, Special Equity Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio will write put options on indices only if they are covered by segregating with the Fund's custodian an amount of cash, Treasury bills or other high grade short-term obligations equal to the aggregate exercise price of the puts.

     Except as described below, each of the Equity Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Special Equity Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio will write call options on indices only if on such date the Portfolio holds a portfolio of stocks at least equal to the value of the index times the multiplier times the number of contracts. When one of the Portfolios writes a call option on a broadly based stock market index, it will segregate or put into escrow with the Fund's custodian, or pledge to a broker as collateral for the option, at least ten "qualified securities" with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. If one of the Portfolios has written an option on an industry or market segment index, it will so segregate, escrow, or pledge at least five "qualified securities," all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. Such stocks will include stocks which represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of the Portfolio's holdings in that industry or market segment. No individual security will represent more than 15% of the amount so segregated, escrowed or pledged, in the case of broadly based stock market index options, or 25% of such amount, in the case of industry or market segment index options. If at the close of business on any day the market value of such qualified securities so segregated, escrowed or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the Portfolio will so segregate, escrow or pledge an amount in cash, Treasury bills or other high grade short-term obligations equal in value to the difference. In addition, when one of the Portfolios writes a call on an index which is in-the-money at the time the call is written, the Portfolio will segregate with the Fund's custodian or pledge to the broker as collateral cash, Treasury bills or other high grade short-term obligations equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the Portfolio's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. A "qualified security" is an equity security which is listed on a national domestic or foreign securities exchange or quoted on the National Association of Securities Dealers Automated Quotations System against which the Portfolio has not written a stock call option; however, if the Portfolio owns a call on the same index as the call written where the exercise price of the call owned is equal to or less than the exercise price of the call written, or greater than the call written if the difference is maintained by the Portfolio in cash, Treasury bills or other high grade short-term obligations in a segregated account with the Fund's custodian, it will not be subject to the requirements described in this paragraph.


FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS


     The International Equity Portfolio, International Fixed-Income Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Strategic Yield Portfolio, Global Equity Portfolio, and Emerging World Funds Portfolio may purchase or sell foreign currency forward exchange contracts. While the purchase of these contracts is not presently regulated by the Commodity Futures Trading Commission (the "CFTC") except for certain requirements as to the qualification of the investor, the CFTC may in the future assert authority to regulate more broadly the trading of foreign currency pursuant to forward contracts. In such event, a Portfolio's ability to utilize forward contracts in the manner set forth in the Prospectus may be restricted. Forward contracts reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio if it had not entered into such contracts. The use of foreign currency forward exchange contracts will not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on the Portfolio's foreign currency denominated portfolio securities, and the use of such techniques will subject the Portfolio to certain risks.


     The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Portfolio may not always be able to enter into foreign currency forward exchange contracts at attractive prices and this will limit a Portfolio's ability to use these contracts to hedge or cross-hedge its assets. Also, with regard to a Portfolio's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the Portfolio's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Portfolio's assets that are the subject of such cross-hedges are denominated.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS


     The International Fixed-Income Portfolio, Bond Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio may enter into contracts for the purchase or sale for future delivery of fixed-income securities or contracts based on financial indices including any index of U.S. Government Securities or corporate debt securities and may purchase and write put and call options to buy or sell futures contracts. The successful use of futures contracts and options on futures contracts draws upon the Investment Manager's special skills and experience with respect to such instruments and usually depends on the Investment Manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, the Portfolio may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.


     The Board of Directors has adopted the requirement that futures contracts and options on futures contracts be used by the Bond Portfolio or the International Fixed-Income Portfolio solely as a hedge and not for speculation. In addition to this requirement, the Board of Directors has also adopted two percentage restrictions on the use of futures contracts. The first restriction is that the Bond Portfolio and the International Fixed-Income Portfolio will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Portfolio and premiums paid on options on futures contracts would exceed 5% of the market value of the total assets of the Portfolio. The second restriction is that the aggregate market value of the outstanding futures contracts purchased by either the Bond Portfolio or International Fixed-Income Portfolio not exceed 50% of the market value of the total assets of Portfolio. Neither of these restrictions will be changed by the Fund's Board of Directors without considering the policies and concerns of the various applicable federal and state regulatory agencies. Similar restrictions have not been adopted for the International Small Cap Portfolio and Emerging Markets Portfolio.

     For additional information on the use, risks and costs of futures contracts and options on futures contracts, see Appendix B hereto.

OPTIONS ON FOREIGN CURRENCIES


     The International Fixed-Income Portfolio, Strategic Yield Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio and Emerging World Funds Portfolio may purchase and write options on foreign currencies for hedging purposes. For additional information on the use, risks and costs of options on foreign currencies, see Appendix B hereto.


SPECIAL RISKS OF INVESTMENT IN HIGH-YIELD SECURITIES

     As discussed in the Prospectus, the Strategic Yield Portfolio invests principally in high-yield fixed-income securities. The Special Equity Portfolio has, as a general policy, the ability to invest up to 35% of its total assets in U.S. Government Securities and corporate bonds, notes and debentures rated as low as B by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), although it has no current intention of investing more than 5% of its net assets in corporate bonds, notes and debentures which are rated below BBB by S&P and Baa by Moody's. The International Fixed-Income Portfolio may invest up to 15% of its total assets in fixed-income securities that are rated below BBB by S&P and Baa by Moody's. Bonds rated below BBB by S&P and Baa by Moody's are generally regarded as speculative and range from having speculative characteristics to lacking characteristics of a desirable investment and are commonly called "junk bonds." As a result, investment in such bonds will generally entail greater speculative risks than those associated with investment in high-grade bonds (i.e., bonds rated AAA, AA or A by S&P or Aaa, Aa or A by Moody's).

     The ratings of fixed-income securities by S&P and Moody's are a generally accepted barometer of credit risk. They are, however, subject to certain limitations from an investor's standpoint. Such limitations include the following: the rating of an issuer is heavily weighted by past developments and does not necessarily reflect probable future conditions; there is frequently a lag between the time a rating is assigned and the time it is updated; and there may be varying degrees of difference in credit risk of securities in each rating category.

     While ratings provide a generally useful guide to credit risks, they do not, nor do they purport to, offer any criteria for evaluating interest rate risk. Changes in the general level of interest rates cause fluctuations in the prices of fixed-income securities already outstanding and will therefore result in fluctuations in the net asset value of a Portfolio's shares. The extent of the fluctuation is determined by a complex interaction of a number of factors. The Investment Manager will evaluate those factors it considers relevant and will make portfolio changes when it deems it appropriate in seeking to reduce the risk of depreciation in the value of the relevant Portfolio.

MORTGAGE-BACKED SECURITIES

     GOVERNMENT GUARANTEED MORTGAGE PASS-THROUGH SECURITIES. The International Fixed-Income Portfolio, Bond Portfolio and Strategic Yield Portfolio may invest in mortgage pass-through securities representing participation interests in pools of residential mortgage loans originated by United States governmental or private lenders and guaranteed, to the extent provided in such securities, by the U.S. Government or one of its agencies or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semiannually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

     The guaranteed mortgage pass-through securities in which the Portfolios may invest include those issued or guaranteed by the Government National Mortgage Association ("Ginnie Mae" or "GNMA"), the Federal National Mortgage Association ("Fannie Mae" or "FNMA") and the Federal Home Loan Mortgage Corporation ("Freddie Mac" or "FHLMC").

     GINNIE MAE CERTIFICATES. Ginnie Mae is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes Ginnie Mae to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Veterans' Administration under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans"), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. Government is pledged to the payment of all amounts that may be required to be paid under any guarantee. In order to meet its obligations under such guarantee, Ginnie Mae is authorized to borrow from the U.S. Treasury with no limitations as to amount.

         The Ginnie Mae Certificates will represent a pro rata interest in one or more pools of the following types of mortgage loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes; (v) mortgage loans on multifamily residential properties under construction; (vi) mortgage loans on completed multifamily projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans), (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA Loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one to four-family housing units.

     FANNIE MAE CERTIFICATES. Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act. Fannie Mae was originally established in 1939 as a U.S. Government agency to provide supplemental liquidity to the mortgage market and was transformed into a stockholder owned and privately managed corporation by legislation enacted in 1968. Fannie Mae provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby replenishing their funds for additional lending. Fannie Mae acquires funds to purchase home mortgage loans from many capital market investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

     Each Fannie Mae Certificate will entitle the registered holder thereof to receive amounts representing such holder's pro rata interest in scheduled principal payments and interest payments (at such Fannie Mae Certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), and any principal prepayments, on the mortgage loans in the pool represented by such Fannie Mae Certificate and such holder's proportionate interest in the full principal amount of any foreclosed or otherwise finally liquidated mortgage loan. The full and timely payment of principal of and interest on each Fannie Mae Certificate will be guaranteed by Fannie Mae, which guarantee is not backed by the full faith and credit of the U.S. Government.

     Each Fannie Mae Certificate will represent pro rata interests in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage loans, that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate mortgage loans secured by multifamily projects.

     FREDDIE MAC CERTIFICATES. Freddie Mac is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended (the "FHLMC Act"). Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit for the financing of needed housing. The principal activity of Freddie Mac currently consists of the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and the resale of the mortgage loans so purchased in the form of mortgage securities, primarily Freddie Mac Certificates.

     Freddie Mac guarantees to each registered holder of a Freddie Mac Certificate the timely payment of interest at the rate provided for by such Freddie Mac Certificate, whether or not received. Freddie Mac also guarantees to each registered holder of a Freddie Mac Certificate ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but does not, generally, guarantee the timely payment of scheduled principal. Freddie Mac may remit the amount due on account of its guarantee of collection of principal at any time after default on an underlying mortgage loan, but not later than 30 days following (i) foreclosure sale, (ii) payment of a claim by any mortgage insurer, or (iii) the expiration of any right of redemption, whichever occurs later, but in any event no later than one year after demand has been made upon the mortgagor for accelerated payment of principal. The obligations of Freddie Mac under its guarantee are obligations solely of Freddie Mac and are not backed by the full faith and credit of the U.S. Government.

     Freddie Mac Certificates represent pro rata interests in a group of mortgage loans (a "Freddie Mac Certificate group") purchased by Freddie Mac. The mortgage loans underlying the Freddie Mac Certificates will consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one to four-family residential properties or multi-family projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. A Freddie Mac Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

VARIABLE AMOUNT MASTER DEMAND NOTES

     The Equity Portfolio may invest in variable amount master demand notes. A variable amount master demand note is a type of commercial paper that differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder. Its amount may from time to time be increased by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, it is payable on demand and the rate of interest varies pursuant to an agreed-upon formula. Generally, master demand notes are not rated by a rating agency. However, the Equity Portfolio may invest in a master demand note if, in the opinion of the Investment Manager, it is of investment quality comparable to rated securities in which the Equity Portfolio may invest. The Investment Manager monitors the issuers of such master demand notes on a daily basis. Because transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes, the Equity Portfolio may not invest in a master demand note if, as a result, more than 10% of the value of the Portfolio's net assets would be invested in such notes or other illiquid securities. See "Illiquid Securities" above.

SECURITIES WITH PUT RIGHTS

     The Equity Portfolio may enter into put transactions with respect to obligations held in its portfolio with broker-dealers and with commercial banks. The right of the Equity Portfolio to exercise a put is unconditional and unqualified. A put is not transferable by the Portfolio, although the Portfolio may sell the underlying securities to a third party at any time. If necessary and advisable, the Portfolio may pay for certain puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities). The Portfolio expects, however, that puts generally will be available without the payment of any direct or indirect consideration.

     The Equity Portfolio may enter into puts only with banks or broker-dealers which, in the opinion of the Investment Manager, present minimal credit risks. The ability of the Portfolio to exercise a put will depend on the ability of the bank or broker-dealer to pay for the underlying securities at the time the put is exercised. In the event that a bank or broker-dealer should default on its obligation to repurchase an underlying security, the Portfolio might be unable to recover all or a portion of any loss sustained from having to sell the securities elsewhere.

     The Equity Portfolio intends to enter into puts solely to maintain liquidity and it does not intend to exercise its rights thereunder for trading purposes. The puts will be only for periods substantially less than the life of the underlying securities. The acquisition of a put will not affect the valuation by the Portfolio of the underlying security. Where the Equity Portfolio pays directly or indirectly for a put, its cost will be reflected as an unrealized loss for the period during which the put is held by the Portfolio and will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized or realized gain is reduced by the cost of the put.

REITS


     The Special Equity Portfolio, Small Cap Portfolio, Equity Portfolio, Global Equity Portfolio and Bantam Value Portfolio may invest an unlimited amount of its assets in Real Estate Investment Trusts ("REITS"), although it currently intends to limit its investments in REITS to no more than 5% of its net assets. Each of the Portfolios intends to invest in listed equity REITS, which own properties, and listed mortgage REITS, which make short-term construction and development mortgage loans or which invest in long-term mortgages or mortgage pools. Accordingly, a prospective investor should realize that the Portfolio may be subject to the considerations associated with the direct ownership of real estate because of the Portfolio's ability to invest in the securities of companies that own, construct, manage or sell residential, commercial or industrial real estate. These include declines in the value of real estate, factors related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates. The value of securities of companies that service the real estate industry also may be affected by such risks.

     In addition, equity REITS may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITS may be affected by the quality of any credit extended. Further, equity and mortgage REITS are dependent upon management skill, are not diversified and are therefore subject to the risk of financing single or a limited number of projects. REITS are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption under the Investment Company Act.

SUPRANATIONAL ORGANIZATIONS

     The International Fixed-Income Portfolio may invest up to 25% of the value of its total assets in debt securities issued by supranational organizations such as the World Bank, which finances development projects in member countries and the European Community, which is a multi-nation organization engaged in cooperative economic activities.

                        -------------------------------

     Except as noted, the foregoing policies and activities of the Portfolios are not fundamental and may be changed by the Board of Directors of the Fund without the approval of shareholders of the affected Portfolio or Portfolios; however, shareholders will be notified prior to a material change in such policies.

                             INVESTMENT RESTRICTIONS

     The following investment restrictions, which supplement those set forth in the Fund's Prospectus, are, except where noted, fundamental policies of each of the Portfolios and may be changed, as to a Portfolio, only when permitted by law and approved by the holders of a majority of such Portfolio's outstanding voting securities, as described under "Organization and Description of Capital Stock." The Fund is empowered to establish, without shareholder approval, additional portfolios which may have different fundamental investment policies.

                           None of the Portfolios may:

         (i) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of any Portfolio's investments in that industry would exceed 25% of the current value of such Portfolio's total assets, provided that there is no limitation with respect to investments in obligations of the U.S. Government, its agencies or instrumentalities;


         (ii) (a) purchase or sell real estate or real estate limited partnerships, except that a Portfolio may purchase and sell securities of companies which deal in real estate or interests therein and the International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio also may purchase and sell securities that are secured by real estate; provided, however, that this clause (a) is not a fundamental policy of the Equity Portfolio; (b) purchase or sell commodities or commodity contracts (except that the International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio may purchase and sell, swaps, options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices, the International Equity Portfolio, International Fixed-Income Portfolio and Strategic Yield Portfolio may purchase or sell foreign currency forward exchange contracts, the International
         Fixed-Income  Portfolio  and Bond  Portfolio  may  enter  into  futures contracts and options on futures contracts, the International Fixed-Income Portfolio may enter into futures contracts on foreign currencies and the International Fixed-Income Portfolio and Strategic Yield Portfolio may purchase and write put and call options on foreign currencies); and (c) invest in interests in or leases relating to oil, gas, or other mineral exploration or development programs; provided, however, that this clause (c) is not a fundamental policy of the Equity Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio;

         (iii) purchase securities on margin (except for short-term credits necessary for the clearance of transactions) or make short sales of securities, provided, however, that this prohibition on short sales is not a fundamental policy of Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio;


         (iv) underwrite securities of other issuers, except to the extent that the purchase of municipal obligations or other permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with any Portfolio's investment program may be deemed to be an underwriting; or


         (v) make investments for the purpose of exercising control or management; provided, however, that this restriction is not a fundamental policy of the International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio.


         In  addition to the  restrictions  noted  above  applicable  to all the
Portfolios,   the  Equity  Portfolio  has  adopted  the  following   fundamental
investment policies:

                          The Equity Portfolio may not:

         (i) purchase restricted securities, which are securities that must be registered under the Securities Act before they may be offered or sold to the public, except that the Equity Portfolio may invest up to 5% of the value of its total assets, taken at cost, in such securities;

         (ii) invest more than 5% of the current value of its total assets in the securities of any one issuer, other than obligations of the United States Government, its agencies or instrumentalities or securities which are backed by the full faith and credit of the United States; or

         (iii) purchase securities of an issuer if, as a result, as to 75% of the Portfolio's total assets, the Portfolio would own more than 10% of the voting securities of such issuer.

     In addition to the restrictions noted above applicable to all the Portfolios, it is a fundamental investment policy of the Special Equity Portfolio that the Portfolio may not purchase the securities of any one issuer if more than 5% of the value of the Portfolio's total assets would be invested in the securities of such issuer; provided, however, that this limitation does not apply to investments in obligations of the U.S. Government, its agencies or instrumentalities. In addition, the Lazard Special Equity Fund, Inc., the predecessor to the Special Equity Portfolio, had given an undertaking to the

State of Wisconsin Office of the Commissioner of Securities that the Fund would not invest more than 5% of its total assets in securities of companies that have operated less than three years, including the operation of predecessors.

     Whenever any investment policy or restriction states a minimum or maximum percentage of a Portfolio's assets which may be invested in any security or other asset, it is intended that such minimum or maximum percentage limitation be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease in percentage beyond the specified limitations resulting from a change in values or net assets will not be considered a violation.

     In connection with the qualification or registration for sale under the securities laws of certain states of the shares of the International Equity Portfolio, International Fixed-Income Portfolio, Bond Portfolio and Small Cap Portfolio, the Fund has agreed that, in addition to the foregoing investment restrictions applicable to these Portfolios, none of them may (i) purchase any security of any issuer if as a result the Portfolio would own more than 10% of the outstanding voting securities of that issuer; (ii) invest in warrants; (iii) invest more than 10% of its total assets in puts, calls, straddles, spreads or any combination thereof; (iv) purchase or retain securities of any issuer if the Directors or officers of the Fund or the Investment Manager who own beneficially more than 1/2 of 1% of the securities of an issuer together own beneficially more than 5% of such issuer. The investment restrictions set forth in (i), (iii) and (iv) of the preceding sentence are additionally applicable to the Strategic Yield Portfolio and the investment restrictions set forth in (i) and (iv) of the preceding sentence are additionally applicable to the Equity Portfolio and Special Equity Portfolio. The investment restrictions set forth in this paragraph are not designated fundamental policies of these Portfolios within the meaning of the Investment Company Act and may be changed by the Board of Directors of the Fund without the approval of the shareholders of the affected Portfolio or Portfolios.

                                   MANAGEMENT


     The Directors and officers of the Fund and their principal occupations during the past five years are set forth below. Unless otherwise specified, the address of each of the following persons is 30 Rockefeller Plaza, New York, New York 10020.

        NAME AND ADDRESS           POSITION WITH REGISTRANT  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
        ----------------           ------------------------  ----------------------------------------
Norman Eig* (54)                   Chairman of the Board,    Managing  Director  (formerly  General Partner),
                                   Director                  Lazard Freres

Herbert W. Gullquist* (57)         President, Director       Managing  Director  (formerly  General Partner),
                                                             Lazard Freres

John J. Burke  (66)                Director                  Vice Chairman, Director, Montana Power Company;
50 Burning Tree Lane
Butte, MT  59701

Kenneth S. Davidson (50)           Director                  Managing  Partner,   Davidson  Weil  Associates;
Davidson Weil Associates                                     Blackthorn   Fund  N.V.,   Director;   Ottertail
767 Fifth Avenue, 43rd Floor                                 Valley Railroad, Director.
New York, NY 10153


Lester Z. Lieberman (64)           Director                  Private   Investor,   Member  of  the  Board  of
25 Vreeland Road                                             Directors of Dowel  Associates,  Chairman of the
Florham Park, NJ  07932                                      Boards  of   Trustees   of  Newark  Beth  Israel
                                                             Medical Center and Irvington  General  Hospital,
                                                             member  of  the  New  Jersey  State   Investment
                                                             Council,  prior to 1994 was Member of the Boards
                                                             of  Directors of United  Jersey  Bank,  N.A. and
                                                             Clarkson University.

Richard Reiss, Jr.  (51)           Director                  Managing  Partner,   Cumberland  Associates,  an
1114 Avenue of the Americas                                  investment manager
New York, NY  10036


John Rutledge  (47)                Director                  President,  Rutledge & Company, an economics and
Rutledge & Company                                           investment  advisory firm,  Chairman,  Claremont
One Greenwich Office Park                                    Economics Institute
51 Weaver Street
Greenwich, CT  06831

William G. Butterly, III  (35)     Vice President,           Vice President,  Legal Affairs of the Investment
                                   Secretary                 Manager,  prior  to  May,  1993,  attorney  with
                                                             Shearman & Sterling



--------
* An "interested  person" of the Fund as defined in the  Investment  Company Act and a member of the  Executive  Committee  of the  Fund,  which  meets  with the officers of the Fund in accordance with the Fund's  procedures for the valuation of illiquid securities and for other appropriate purposes.

                                     - 18 -


Gus Coutsouros  (32)               Treasurer                 Certified Public Accountant,  Vice President and
                                                             Assistant  Controller of the Investment Manager,
                                                             prior   to   June   1992,   Manager,    National
                                                             Securities  and  Research  Corp.,  prior to June
                                                             1991, Senior Accountant, Price Waterhouse.

Thomas W. Joseph  (55)             Vice President and        Principal, Scudder, Stevens & Clark
175 Federal Street                 Assistant Secretary
Boston, MA  02110

Thomas F. McDonough  (48)          Vice President and        Principal, Scudder, Stevens & Clark
175 Federal Street                 Assistant Secretary
Boston, MA  02110



     Compensation received from the Fund during 1994 by the Directors who are not "interested persons" is set forth in the following table.

                                                               Compensation Table

                                               PENSION OR                               TOTAL
                         AGGREGATE             RETIREMENT                               COMPENSATION
                         AGGREGATE             BENEFITS ACCRUED     ESTIMATED ANNUAL    FROM REGISTRANT
                         COMPENSATION FROM     AS PART OF FUND      BENEFITS UPON       AND FUND COMPLEX
NAME OF PERSON           REGISTRANT            EXPENSES             RETIREMENT          PAID TO DIRECTORS
--------------           ----------------      ----------------     ----------------    -----------------
John J. Burke                  $24,000                  0                   0                $24,000
Lester Z. Lieberman            $24,000                  0                   0                $24,000
Richard Reiss, Jr.             $24,000                  0                   0                $24,000
John Rutledge                  $24,000                  0                   0                $24,000



     The Fund does not compensate officers or interested Directors. As of October 2, 1995, the officers and Directors of the Fund, as a group, owned less than 1% of the shares of each Portfolio except the Strategic Yield Portfolio. As of that date, the officers and Directors of the Fund, as a group, owned 1.28% of the shares of the Strategic Yield Portfolio.



INVESTMENT MANAGER AND INVESTMENT MANAGEMENT AGREEMENTS


     Lazard Freres Asset Management, 30 Rockefeller Plaza, New York, New York 10020, has entered into an investment management agreement with the Fund on behalf of each of the Portfolios. The investment management agreements entered into by Lazard Freres Asset Management are collectively referred to herein as the "Management Agreements" and, where appropriate, individually as the "Management Agreement." Pursuant to each Management Agreement, Lazard Freres Asset Management regularly provides each Portfolio with investment research, advice and supervision and furnishes continuously an investment program for each Portfolio consistent with its investment objectives and policies, including the purchase, retention and disposition of securities.

     Lazard Freres Asset Management is a division of Lazard Freres, a New York limited liability company, which is registered as an investment adviser with the Commission and is a member of the New York, American and Midwest Stock Exchanges. Lazard Freres provides its clients with a wide variety of investment banking and related services, including investment management. It is a major underwriter of corporate securities, conducts a broad range of trading and brokerage activities in corporate and governmental bonds and stocks and acts as a financial adviser to municipal authorities and utilities and as an underwriter and trader in municipal securities. Lazard Freres Asset Management provides investment management services to client discretionary accounts with assets as of June 30, 1995 totaling approximately $26.5 billion. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of several of the Portfolios. As of October 1, 1995, Lazard Freres Asset Management held voting and dispositive power with respect to a sufficient number of shares of each Portfolio held by client accounts as to be considered a controlling person of such Portfolio.



     Subject to policies established by the Fund's Board of Directors, which has overall responsibility for the business and affairs of each Portfolio, the Investment Manager manages the operations of the Portfolios. In addition to providing advisory services, the Investment Manager furnishes the Portfolios with office space and certain facilities and personnel required for conducting the business of the Portfolios and pays the compensation of the Fund's officers, directors and employees affiliated with the Investment Manager or its affiliates. The Management Agreement entered into by Lazard Freres Asset Management with the Fund on behalf of the Special Equity Portfolio additionally provides that Lazard Freres Asset Management is also responsible for administering the Portfolio's corporate affairs subject to the supervision of the Board of Directors.


     As compensation for its services, each of the Portfolios has agreed to pay the Investment Manager an investment management fee at the annual rates set forth below as a percentage of the average daily value of the net assets of the relevant Portfolio: Equity Portfolio, .75%; International Equity Portfolio,
 .75%;  International   Fixed-Income  Portfolio,   .75%;  Bond  Portfolio,  .50%;
Strategic Yield Portfolio,  .75%; Small Cap Portfolio, .75%; International Small
Cap  Portfolio,   .75%;  Emerging  Markets  Portfolio,   1.00%;  Special  Equity
Portfolio, 1.50%; Global Equity Portfolio, .75%; Bantam Value Portfolio, .75%; and Emerging World Funds Portfolio, .75%. The management fees are accrued daily and paid monthly except that the fee paid by the Special Equity Portfolio is paid quarterly.

     The Investment Manager has undertaken to bear (i) with respect to each of the International Fixed-Income Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio, total operating expenses in excess of 1.05%, (ii) with respect to the Emerging Markets Portfolio, total operating expenses in excess of 1.30%, and (iii) with respect to the Bond Portfolio, total operating expenses in excess of .80%, of such Portfolio's average net assets, until the earlier of December 31, 1996 (or such time as the respective Portfolio reaches total net assets of $100 million. For the period commencing May 1, 1995 and terminating upon the earlier to occur of (i) October 31, 1996 and (ii) the net assets of the Special Equity Portfolio equaling or exceeding $90 million, Lazard Freres Asset Management has agreed to bear total operating expenses (exclusive of extraordinary expenses ) of the Special Equity Portfolio in excess of 1.50%. Pursuant to the terms of the Management Agreements and these arrangements,  for the fiscal  year ended  December  31,  1994,  the  Investment
Manager received management fees equal to $504,424 for the Equity Portfolio, $5,782,629 for the International Equity Portfolio, $2,974,688 for the Small Cap Portfolio, $330,620 for the Strategic Yield Portfolio, $1,321,860 for the Special Equity Portfolio, $62,918 for the International Fixed Income Portfolio, $13,790 for the Bond Portfolio, and $335,900 for the International Small Cap Portfolio. For the fiscal ended December 31, 1994, the Investment Manager received no management fee for the Emerging Markets Portfolio. For the fiscal year ended December 31, 1993, the Investment Manager received management fees equal to $217,301 for the Equity Portfolio, $2,701,856 for the International Equity Portfolio, $1,948,153 for the Small Cap Portfolio, $29,038 for the Strategic Yield Portfolio and $2,282,006 for the Special Equity Portfolio. For the fiscal year ended December 31, 1993, the Investment Manager received no management fees for the International Fixed-Income Portfolio, Bond Portfolio, or Strategic Yield Portfolio, nor from the International Small Cap Portfolio or Emerging Markets Portfolio which were first established on July 20, 1993. For the fiscal year ended December 31, 1992, the Investment Manager received management fees equal to $65,464 for the Equity Portfolio, $356,683 for the International Equity Portfolio, $561,975 for the Small Cap Portfolio and $1,995,921 for the Special Equity Portfolio. For the fiscal year ended December 31, 1992, the Investment Manager received no management fees from the
International   Fixed-Income  Portfolio,   Bond  Portfolio  or  Strategic  Yield
Portfolio.


     Each of the Management Agreements provides that the relevant Portfolio pays all of its expenses that are not specifically assumed by the Investment Manager. (Expenses attributable to each Portfolio will be charged against the assets of that Portfolio, other expenses of the Fund will be allocated among the Portfolios in a manner which may, but need not, be proportionate in relation to the net assets of each Portfolio.) Expenses payable by each of the Portfolios include, but are not limited to, clerical salaries; brokerage and other expenses of executing portfolio transactions; legal, auditing or accounting expenses; trade association dues; taxes or governmental fees; the fees and expenses of any person providing administrative services to the Fund (with the exception of the Special Equity Portfolio); the fees and expenses of the custodian and transfer agent of the Fund; the cost of preparing share certificates or any other expenses, including clerical expenses of issue, redemption or repurchase of shares of the Portfolio; the expenses and fees for registering and qualifying securities for sale; the fees of Directors of the Fund who are not employees or affiliates of the Investment Manager or its affiliates; travel expenses of all Directors, officers and employees; insurance premiums; and the cost of preparing and distributing reports and notices to shareholders. In addition, the organizational expenses of the Fund are being amortized and allocated among the International Equity Portfolio, International Fixed-Income Portfolio, Bond Portfolio, Strategic Yield Portfolio and Small Cap Portfolio. Furthermore, the Investment Manager will reimburse each Portfolio for its expenses (exclusive of interest, taxes, brokerage, distribution expenditures and extraordinary expenses, all to the extent permitted by applicable state securities law and regulations) which in any year exceed the limits prescribed by any state in which the Portfolio's shares are qualified for sale. The Fund may not qualify the shares of each Portfolio for sale in every state. The Fund believes that presently the most restrictive expense ratio limitation imposed by any state is 2.5% of the first $30 million of the Portfolio's average net assets, 2.0% of the next $70 million of its average net assets and 1.5% of its average net assets in excess of $100 million.

     Prior to September 15, 1992, Lazard International Investment Management Limited, an affiliate of Lazard Freres, served as the sub-investment manager to the International Fixed-Income Portfolio (the "Sub-Investment Manager"). Under the terms of the sub-investment management agreement between the Investment Manager and the Sub-Investment Manager, which was terminated by the Investment Manager as of September 15, 1992, the Sub-Investment Manager was to receive a fee from the Investment Manager, accrued daily and paid monthly, at the annual rate of .75% of the average daily value of the net assets of the International Fixed-Income Portfolio; however, for the entire period during which the sub-investment management agreement was in effect, the Sub-Investment Manager waived receipt of its fees.


     Each Management Agreement other than with respect to the International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio was approved on September 11, 1991 (and amended and restated on October 19, 1993) by the Fund's Board of Directors, including a majority of the Directors of the Fund who are not parties to such Management Agreement or interested persons (as defined in the Investment Company Act) of any such party (the "Disinterested Directors"), and by a majority of the outstanding voting securities of the respective Portfolio at the Fund's Initial Meeting of Stockholders held on December 16, 1992. Each of the Management Agreements for the International Small Cap Portfolio and Emerging Markets Portfolio was approved by the Fund's Board of Directors, including a majority of the Disinterested Directors, at the meeting of the Board held on July 20, 1993 and the sole shareholder of each such Portfolio on August 25, 1993. Each Management Agreement (other than the Management Agreements for the Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio) was renewed by approval of the Fund's Board of Directors including a majority of the Directors who are not interested persons, on October 16, 1995. The Management Agreements for the Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio were approved by the Fund's Board of Directors on October 16, 1995. Each such Management Agreement will continue in effect, provided that such continuance is approved annually by a vote of a majority of the respective Portfolio's outstanding voting securities or by the Fund's Board of Directors and, in either case, by a majority of the Disinterested Directors.

     Each Management Agreement is terminable without penalty by the Fund on 60 days' written notice when authorized either by majority vote of the outstanding voting securities of the particular Portfolio or by a vote of a majority of the Fund's Directors, or by the Investment Manager on 60 days' written notice, and will automatically terminate in the event of its assignment. Each Management Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Investment Manager, or of reckless disregard of its obligations thereunder, the Investment Manager shall not be liable for any action or failure to act in accordance with its duties thereunder.


ADMINISTRATION


     Effective May 1, 1995, the Fund engaged State Street Bank and Trust Company ("State Street") to provide certain administrative services to the Portfolios. Each Portfolio, other than the Special Equity Portfolio, will bear the cost of such administrative expenses at the annual rate of $37,500 plus .02% of the average daily net assets of such Portfolios. State Street has agreed to waive the $37,500 fee for one year for the Bond and International Fixed Income Portfolios. Administrative expenses for the Special Equity Portfolio are paid for by the Investment Manager. From January 1, 1992 to October 31, 1992, Scudder Investor Services, Inc. ("Scudder") served as the Fund's administrator. Under the terms of an administration agreement between the Fund and Scudder and a sub-administration agreement between the Investment Manager and Scudder (whereby the Investment Manager subcontracted to Scudder all of the administrative duties that it owed to the Special Equity Portfolio), Scudder was to receive a monthly administration fee calculated at an annual rate equal to (i) .08% of the average daily value of the net assets of each Portfolio that invested solely in securities issued by U.S. entities, and (ii) .10% of the average daily value of the net assets of each Portfolio that invested in securities issued by U.S. and/or foreign entities, with a minimum fee for each Portfolio of $50,000 per annum. For the period from January 1, 1992 to October 31, 1992, Scudder received fees equal to $41,667 from the Fund on behalf of the Equity Portfolio, International Fixed-Income Portfolio, Bond Portfolio and Strategic Yield
Portfolio,  $54,383  from  the  Fund  on  behalf  of  the  International  Equity
Portfolio, $48,173 from the Fund on behalf of the Small Cap Portfolio and $87,046 from the Investment Manager on behalf of the Special Equity Portfolio.


DISTRIBUTOR

     Lazard Freres serves as the distributor of shares of each of the Fund's Portfolios and conducts a continuous offering pursuant to a "best efforts" arrangement requiring it to take and pay for only such securities as may be sold to the public. As the distributor, it accepts purchase and redemption orders for shares of the Portfolios. In addition, the distribution agreement obligates Lazard Freres to pay certain expenses in connection with the offering of the shares of the Portfolios. After the prospectuses and periodic reports have been prepared, set in type and mailed to shareholders, Lazard Freres will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors. Lazard Freres will also pay for other supplementary sales literature and advertising costs.

                        DETERMINATION OF NET ASSET VALUE

         Net asset value per share for each Portfolio is determined by the Fund on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is normally closed on the following national holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per share is determined by dividing the value of the total assets of the Portfolio, less all liabilities, by the total number of shares outstanding.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Portfolio's net asset value is not calculated. Each Portfolio calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the New York Stock Exchange once on each day on which the New York Stock Exchange is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events materially affecting the value of such securities occur between the time when their price is determined and the time when the Portfolio's net asset value is calculated, such securities will be valued at fair value as determined in good faith by the Board of Directors.

                             PORTFOLIO TRANSACTIONS


     Subject to the supervision of the Board of Directors, the Investment Manager is primarily responsible for the investment decisions and the placing of portfolio transactions for each Portfolio. In placing orders, it is the policy of the Investment Manager to obtain the most favorable net results, taking into account such factors as price, size of order, difficulty of execution and skill required of the executing broker. While the Investment Manager will generally seek reasonably competitive spreads or commissions, the Portfolios will not necessarily be paying the lowest spread or commission available.


     Purchases and sales of portfolio securities on a securities exchange for the Portfolios are effected by the Investment Manager through brokers who charge a negotiated commission for their services based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Lazard Freres. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

     Subject to the above considerations, Lazard Freres may act as a main broker for the Portfolios. For Lazard Freres to effect any portfolio transactions for the Portfolios, the commissions, fees or other remuneration received by Lazard Freres must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard allows Lazard Freres to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Board of Directors of the Fund, including a majority of the Disinterested Directors, have adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to Lazard Freres are consistent with the foregoing standard. Brokerage transactions with Lazard Freres are also subject to such fiduciary standards as may be imposed upon Lazard Freres by applicable law.

     For the fiscal year ended December 31, 1994, the total brokerage commissions paid by the Equity Portfolio, International Equity Portfolio, Small Cap Portfolio, International Small Cap Portfolio, Special Equity Portfolio and Emerging Markets Portfolio were $160,325, $4,374,986, $997,227, $563,176,
$94,523 and $80,889,  respectively.  Of those amounts,  $1,655, $0, $14,125, $0,
$10,402, and $0, respectively, were paid to Lazard Freres. For the fiscal year ended December 31, 1994, Lazard Freres received 1.0%, 0%, 1.4%, 0%, 11.0%, and 0%, respectively, of the total brokerage commissions paid by those Portfolios and the total transactions effected through Lazard Freres represented 0.6%, 0%, 0.4%, 0%, 0.9% and 0%, respectively, of the total dollar amount of transactions on which brokerage transactions were paid by those Portfolios. For the fiscal year ended December 31, 1994, no brokerage commissions were paid by the International Fixed-Income Portfolio, Bond Portfolio or Strategic Yield Portfolio.

     For the fiscal year ended December 31, 1993, the total brokerage commissions paid by the Equity Portfolio, International Equity Portfolio, Small Cap Portfolio, International Small Cap Portfolio and Special Equity Portfolio were $75,705, $1,819,457, $908,261, $1,012,320 and $183,006, respectively. Of those amounts,  $17,679, $19,285,  $40,435, $0 and $31,405,  respectively,  were paid to Lazard Freres. For the fiscal year ended December 31, 1993, Lazard Freres received 23.4%, 1.1%, 4.5%, 0% and 16.8%, respectively, of the total brokerage commissions paid by those Portfolios and the total transactions effected through Lazard Freres represented 23.0%, 1.2%, 3.7%, 0% and 15.7%, respectively, of the total dollar amount of transactions on which brokerage transactions were paid by those Portfolios. For the fiscal year ended December 31, 1993, no brokerage commissions were paid by the International Fixed-Income Portfolio, Bond Portfolio, Strategic Yield Portfolio or Emerging Markets Portfolio.

     For the fiscal year ended December 31, 1992, the total brokerage commissions paid by the Equity Portfolio, International Equity Portfolio, Small Cap Portfolio and Special Equity Portfolio were $110,253, $485,427, $431,428 and $96,281, respectively. Of those amounts $55,189, $21,692, $110,259 and $59,710, respectively, were paid to Lazard Freres. For the fiscal year ended December 31, 1992, no brokerage commissions were paid by the International Fixed-Income Portfolio, Bond Portfolio or Strategic Yield Portfolio.

     Purchase and sale orders for securities held by a Portfolio may be combined with those for other Portfolios in the interest of the most favorable net results for all. When the Investment Manager determines that a particular security should be bought for or sold by more than one Portfolio, the Investment Manager undertakes to allocate those transactions between the participants equitably.

RESEARCH AND STATISTICAL INFORMATION

     When it can be done consistently with the policy of obtaining the most favorable net results, it is the practice of the Investment Manager to place orders with brokers and dealers who supply market quotations to the Fund's custodian for valuation purposes, or who supply research, market and statistical information to the Investment Manager. Although research, market and statistical information is useful to the Investment Manager, it is its opinion that such information is only supplementary to the Investment Manager's own research efforts, since the information must still be analyzed, weighed and reviewed by the Investment Manager's staff. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Investment
Manager under the Management Agreements with the Fund on behalf of the Portfolios. This information may be useful to the Investment Manager in providing services to clients other than the Portfolios, and not all of this information is used by the Investment Manager in connection with the Portfolios. The total dollar amount of transactions pursuant to which brokerage was directed in consideration of research services provided during the year ending December 31, 1994 was $220,576,262.57 and the related commissions were $678,940.69. In addition, when it can be done consistently with the above stated policy, the Investment Manager may place orders with brokers and dealers (i) who refer persons to the Investment Manager for the purpose of purchasing shares of the Portfolios or (ii) who provide services to the Fund at no fee or for a reduced fee.

                              REDEMPTION OF SHARES

     Payment of the redemption price for shares redeemed may be made either in cash or in portfolio securities (selected in the discretion of the Board of Directors of the Fund and taken at their value used in determining each Portfolio's net asset value per share as described in the Prospectus under "Determination of Net Asset Value"), or partly in cash and partly in portfolio securities; however, payments will be made wholly in cash unless the Board of Directors believes that economic conditions exist which would make such a practice detrimental to the best interests of the relevant Portfolio. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. A Portfolio will not distribute in kind portfolio securities that are not readily marketable. The Fund has filed a formal election with the Commission pursuant to which the Fund will only effect a redemption in portfolio securities where the particular stockholder of record is redeeming more than $250,000 or 1% of a Portfolio's total net assets, whichever is less, during any 90-day period. In the opinion of the Investment Manager, however, the amount of a redemption request would have to be significantly greater than $250,000 or 1% of total net assets before a redemption wholly or partly in portfolio securities was made.


                           DIVIDENDS AND DISTRIBUTIONS

     The Fund intends to declare as a dividend on the outstanding shares of each of the International Fixed-Income Portfolio, the Bond Portfolio and the Strategic Yield Portfolio substantially all of each Portfolio's net investment income at the close of each business day to shareholders of record at 4:00 p.m. (New York time). Purchased shares of the International Fixed-Income Portfolio, the Bond Portfolio and the Strategic Yield Portfolio will begin earning dividends on the business day following the day the purchase order is accepted and settled and redeemed shares of any of these Portfolios will earn a dividend on the day the redemption order is executed. Net investment income for a Saturday, Sunday or holiday will be included in the dividend declared on the previous business day. Dividends declared on the shares of the International Fixed-Income Portfolio, Bond Portfolio and Strategic Yield Portfolio will be paid five business days prior to the end of each month. Shareholders who redeem all their shares of any of these Portfolios prior to a dividend payment date will receive, in addition to the redemption proceeds, any dividends that are declared but unpaid. Shareholders of any of these Portfolios who redeem only a portion of their shares will be entitled to all dividends that are declared but unpaid on the redeemed shares on the next dividend payment date.


     Dividends from net investment income on the Equity Portfolio will be declared and paid quarterly. Dividends from net investment income on the International Equity Portfolio, Small Cap Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Special Equity Portfolio, Global Equity Portfolio, Bantam generallyValue Portfolio and Emerging World Funds Portfolio generally will be declared and paid at least annually and may be declared and paid twice annually.

     Investment income for a Portfolio includes, among other things, interest income, accretion of market and original issue discount and amortization of premium and, in the case of the Equity Portfolio, International Equity Portfolio, Small Cap Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Special Equity Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio would also include dividends.

     With respect to all of the Portfolios, net realized capital gains from each of the Portfolios, if any, will be distributed at least annually and may be declared and paid twice annually. Dividends and distributions on shares of a Portfolio will be invested in additional shares of the same Portfolio at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash. Dividend checks and Statements of Account will be mailed approximately two business days after the payment date. Each Portfolio forwards to the Fund's custodian the monies for dividends to be paid in cash on the payment date


                                    TAXATION

     The Prospectus describes generally the tax treatment of distributions by the Fund. This section of the Statement of Additional Information includes additional information concerning federal taxes.

     It is intended that each Portfolio will declare and distribute dividends in the amounts and at the times necessary to avoid the application of the 4% federal excise tax imposed on certain undistributed income of regulated investment companies. Each Portfolio will be required to pay the 4% excise tax to the extent it does not distribute to its shareholders during any calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31, or December 31 if elected by the Portfolio, of such year. Certain distributions of a Portfolio which are paid in January of a given year but are declared in the prior October, November or December to shareholders of record as of a specified date during such a month may be treated as having been distributed in December and will be taxable to shareholders as if received in December.

     Except as described below with respect to straddles, gains or losses on sales of securities by a Portfolio will be long-term capital gains or losses if the securities have been held by the Portfolio for more than one year and other gains or losses on sales of securities will be short-term capital gains or losses.

     Certain listed options, futures contracts and forward foreign currency contracts are considered "section 1256 contracts" for U.S. federal income tax purposes. In general, gain or loss realized by a Portfolio on section 1256 contracts will be considered 60% long-term and 40% short-term capital gain or loss. Also, section 1256 contracts held by a Portfolio at the end of each taxable year will be "marked to market," that is, treated for federal income tax purposes as though sold for fair market value on the last business day of such taxable year. A Portfolio can elect to exempt its section 1256 contracts which are part of a "mixed straddle" (as described below) from the application of section 1256.

     With respect to over-the-counter put and call options, gain or loss realized by a Portfolio upon the lapse or sale of such options held by the Portfolio will be either long-term or short-term capital gain or loss depending upon the Portfolio's holding period with respect to such option. However, gain or loss realized upon the lapse or closing out of such options that are written by a Portfolio will be treated as short-term capital gain or loss. In general, if a Portfolio exercises an option, or an option that the Portfolio has written is exercised, gain or loss on the option will not be separately recognized but the premium received or paid will be included in the calculation of gain or loss upon disposition of the property underlying the option.

     Any security, option, futures contract, forward foreign currency contract, forward commitment, or other position entered into or held by a Portfolio which acts as a hedge with respect to any other position held by the Portfolio may constitute a "straddle" for federal income tax purposes. A straddle of at least one, but not all, the positions of which are section 1256 contracts will constitute a "mixed straddle." In general, straddles are subject to certain rules that may affect the character and timing of a Portfolio's gains and losses with respect to straddle positions by requiring, among other things, that loss realized on disposition of one position of a straddle not be recognized until the other position in such straddle is disposed of; that the Portfolio's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to the Portfolios which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.

     Under section 988 of the Code, foreign currency gain or loss realized with respect to foreign currency denominated debt instruments and other foreign currency denominated positions held or entered into by a Portfolio, except for futures contracts or options that are marked to market under Code section 1256, will be ordinary income or loss. In addition, foreign currency gain or loss realized with respect to certain foreign currency "hedging" transactions will be treated as ordinary income or loss, regardless of whether they would otherwise be marked to market, under Code section 1256.

     Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of each Portfolio's assets to be invested in various countries is not known.

     If more than 50% of the value of a Portfolio's total assets at the close of its taxable year consists of the stock or securities of foreign corporations, the Portfolio may elect to "pass through" to its shareholders the amount of foreign income taxes paid by the Portfolio. Pursuant to such election, shareholders would be required: (i) to include in gross income, even though not actually received, their respective pro rata shares of the foreign taxes paid by the Portfolio; (ii) treat their income from the Portfolio as being from foreign sources to the extent that the Portfolio's income is from foreign sources; and
(iii) either to deduct their pro rata share of foreign taxes in computing their taxable income, or to use it as a foreign tax credit against federal income (but not both). No deduction for foreign taxes could be claimed by a shareholder who does not itemize deductions.


     It is anticipated that the International Equity Portfolio, International Fixed-Income Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio will be operated so as to meet the requirements of the Code to "pass through" to shareholders of the Portfolios credits for foreign taxes paid, although there can be no assurance that these requirements will be met. Each shareholder will be notified within 45 days after the close of each taxable year of the Portfolio whether the foreign taxes paid by the Portfolio will "pass through" for that year, and, if so, the amount of each shareholder's pro rata share of (i) the foreign taxes paid, and (ii) the Portfolio's gross income from foreign sources. Of course, shareholders who are not liable for federal income taxes, such as retirement plans qualified under section 401 of the Code, will not be affected by any such "pass through" of foreign tax credits.


     Any gain or loss realized upon a sale or redemption of shares of a Portfolio by a shareholder who is not a dealer in securities is treated as long-term capital gain or loss if the shares have been held for more than one year and otherwise as short-term capital gain or loss; however, any loss realized by a shareholder upon the sale or redemption of shares of a Portfolio held for six months or less is treated as long-term capital loss to the extent of any long-term capital gain distribution received by the shareholder.

     Any loss realized on a sale or exchange of shares of a Portfolio will be disallowed to the extent shares of such Portfolio are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


     If a Portfolio invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Portfolio. In addition, gain realized from the sale or other disposition of PFIC securities may be treated as ordinary income under Section 1291 of the Code.


                              SHAREHOLDER SERVICES

     A special service is available to banks, brokers, investment advisers, trust companies and others who have a number of accounts in any Portfolio. In addition to the copy of the regular Statement of Account furnished to the registered holder after each transaction, a monthly summary of accounts can be provided. The monthly summary will show for each account the account number, the month-end share balance and the dividends and distributions paid during the month. All costs of this service will be borne by the Portfolio. For information on the special monthly summary of accounts, contact the Fund.

                  ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK


     The Fund was incorporated in Maryland on May 17, 1991 as a series investment company. The authorized capital stock of the Fund consists of 1,000,000,000 shares of common stock, $.001 par value, designated as thirteen separate classes of capital stock. The Fund's Board of Directors has authorized the issuance of tenthirteen classes of shares, twelve of which have been designated for the following portfolios: Equity Portfolio; International Equity Portfolio; International Fixed-Income Portfolio; Bond Portfolio; Strategic Yield Portfolio; Small Cap Portfolio; International Small Cap Portfolio; Emerging Markets Portfolio; Special Equity Portfolio; Global Equity Portfolio; Bantam Value Portfolio; and Emerging World Funds Portfolio. The Fund's Articles of Incorporation authorize the Board of Directors to classify or reclassify any unissued shares of capital stock. The Board of Directors may, in the future, designate and authorize the issuance of other classes of capital stock in addition to the classes of capital stock that currently exist, representing shares of additional portfolios.


     On January 1, 1992, the Fund, on behalf of the Equity Portfolio, acquired the assets and liabilities of Lazard Equity Fund, formerly a portfolio of Scudder Fund, an open-end, diversified management investment company, and the Fund, on behalf of the Special Equity Portfolio, acquired the assets and liabilities of Lazard Special Equity Fund, formerly a single portfolio, open-end, diversified management investment company.

     Lazard Freres has agreed to indemnify Scudder Fund and its directors and Lazard Special Equity Fund and its directors from any and all claims arising out of the transfer of assets to the maximum extent that Scudder Fund or Lazard Special Equity Fund, as the case may be, would be so permitted by the Maryland General Corporation Law, subject to the limitations of the Investment Company Act. In addition, the Fund has agreed to indemnify Scudder Fund and its directors and officers and Lazard Special Equity Fund and its directors and officers from claims arising out of acts or omissions occurring prior to the transfer to the same extent that such individuals could have been indemnified by Scudder Fund or Lazard Special Equity Fund, as the case may be. If, however, the Fund (or the Equity Portfolio or Special Equity Portfolio, as the case may be) ceases to exist, Lazard Freres has agreed, in lieu of the Fund, to indemnify the directors and officers of Scudder Fund or the directors and officers of Lazard Special Equity Fund as set forth in the next preceding sentence.


     Following for each Portfolio is the name, address and percentage of ownership of each person who owns of record or is known by the Fund as of October 1, 1995 to own of record or beneficially 5% or more of the voting securities of that Portfolio: Equity Portfolio: Lazard Freres Asset Management, 30 Rockefeller Plaza, New York, NY 10020, 33.01%; International Equity
Portfolio: Lazard Freres Asset Management, 30 Rockefeller Plaza, New York, NY 10020, 67.00%; International Fixed-Income Portfolio: Lazard Freres Asset Management, 30 Rockefeller Plaza, New York, NY 10020, 12.78%; Graphic
Communications International Union Supplemental Retirement & Disability Fund, 1900 L Street NW, Washington, DC 20036-5002, 19.93%; Bond Portfolio: Lazard Freres Asset Management, 30 Rockefeller Plaza, New York, NY 10020, 41.70%; Strategic Yield Portfolio: Lazard Freres Asset Management, 30 Rockefeller Plaza, New York, NY 10020, 58.57%; Mellon Bank, N.A., Mutual Funds, P.O. Box 320, Pittsburgh, PA 15230-0320, 28.69%; Small Cap Portfolio: Lazard Freres Asset
Management, 30 Rockefeller Plaza, New York, NY 10020, 75.12%; International Small Cap Portfolio: Lazard Freres Asset Management, 30 Rockefeller Plaza, New York, NY 10020, 71.92%; Special Equity Portfolio: Lazard Freres Asset Management, 30 Rockefelller Plaza, New York, NY 10020, 8.17%; Kenneth S. Davidson Partners, Davidson Weil Associates, 767 5th Avenue, New York, NY 10153, 6.41%; Booz Allen & Hamilton Inc., Employees Retirement Income Trust, 25 Hanover Road, Florham Park, NJ 07932-1495, 18.76%; Central National Gottesman, Inc., 3 Manhattenville Road, Purchase, NY 10577-2110, 5.90%; and Emerging Markets
Portfolio: Lazard Freres Asset Management, 30 Rockefeller Plaza, New York, NY 10020, 65.60%. A shareholder who beneficially owns, directly or indirectly, more than 25% of a Portfolio's voting securities may be deemed a "control person" (as defined in the Investment Company Act) of the Portfolios.


     Certain of the stockholders of the Portfolios are investment management clients of the Investment Manager that have entered into agreements with the Investment Manager pursuant to which the Investment Manager has investment discretion and voting power over any assets held in the clients' accounts, including any shares of the Portfolios. Accordingly, for purposes of the list above, the Fund considered the Investment Manager to be a beneficial owner of any shares of the Portfolios held in management accounts on behalf of its investment management clients.

     Generally, all shares of the Fund have equal voting rights and will be voted in the aggregate, and not by class, except where voting by class is required by law or where the matter involved affects only one class. As used in the Prospectus and in this Statement of Additional Information, the vote of a majority of the Fund's outstanding voting securities means the vote of the lesser of (i) 67% of the Fund's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or
(ii) more than 50% of the Fund's outstanding shares and the vote of a majority of a Portfolio's outstanding voting securities means the vote of the lesser of
(i) 67% of the shares of the Portfolio represented at a meeting if the holders of more than 50% of the outstanding shares of the Portfolio are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Portfolio. Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held.

     Each share of a Portfolio of the Fund is entitled to such dividends and distributions out of the income earned on the assets belonging to that Portfolio as are declared in the discretion of the Fund's Board of Directors. In the event of the liquidation or dissolution of the Fund, shares of a Portfolio are entitled to receive the assets attributable to that Portfolio that are available for distribution, and a proportionate distribution, based upon the relative net assets of the Portfolio, of any general assets not attributable to a Portfolio that are available for distribution.

     Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Fund.


                                      OTHER

     The Registration Statement, including the Prospectus, the Statement of Additional Information and the exhibits filed therewith, may be examined at the office of the Commission in Washington, D.C. Statements contained in the Prospectus or the Statement of Additional Information as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    CUSTODIAN


     As the Fund's custodian, State Street Bank, among other things, maintains a custody account or accounts in the name of each Portfolio; receives and delivers all assets for each Portfolio upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each Portfolio and disburses the Portfolio's assets in payment of its expenses. The custodian does not determine the investment policies of any Portfolio or decide which securities any Portfolio will buy or sell.



                       COUNSEL AND INDEPENDENT ACCOUNTANTS

     Legal matters in connection with the issuance of the shares of the Fund offered hereby will be passed upon by Stroock & Stroock & Lavan, Seven Hanover Square, New York, New York 10004-2696.

     ABA Seymour Schneidman Financial Services Group, a division of Anchin, Block & Anchin LLP, has been selected as the independent accountants for the Fund.



                        YIELD AND TOTAL RETURN QUOTATIONS

     From time to time, the Fund may advertise "yield," "actual distribution rate" and "total return" quotations for one or more of the Portfolios. A Portfolio's "yield" for any 30-day period is computed by dividing the net investment income per share earned during such period by the maximum public offering price per share on the last day of the period, and then annualizing such 30-day yield in accordance with a formula prescribed by the Commission which provides for compounding on a semi-annual basis. A Portfolio's "actual distribution rate" is computed in the same manner as yield except that actual income dividends declared per share during the period in question is substituted for net investment income per share. Advertisements of a Portfolio's "total return" disclose a Portfolio's average annual compounded total return for its most recently completed one-, five- and ten-year periods (or the period since the Portfolio's inception). A Portfolio's total return for each such period is computed by finding, through the use of a formula prescribed by the Commission, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of such investment at the end of the period. For purposes of computing total return, income dividends and capital gains distributions paid on shares of a Portfolio are assumed to have been reinvested when received.


     The yields for the 30-day period ended September 30, 1995 for the International Fixed-Income Portfolio, Bond Portfolio and Strategic Yield Portfolio were 5.4%, 6.0% and 7.5%, respectively. The actual distribution rates for such period for the International Fixed-Income Portfolio, Bond Portfolio and Strategic Yield Portfolio were .046%, .048% and .046%, respectively. For the one-year period ending September 30, 1995 the Portfolios had total returns as follows: Equity Portfolio, 29.5%; International Equity Portfolio, 3.9%; International Fixed-Income Portfolio, 16.8%; Bond Portfolio, 12.8%; Strategic Yield Portfolio, 9.0%; Small Cap Portfolio, 18.6%; International Small Cap Portfolio, -0.4%; Special Equity Portfolio, 13.0%; and Emerging Markets Portfolio -18.8%. For the period from commencement of operations to September 30, 1995, the International Equity Portfolio, International Fixed-Income Portfolio, Bond Portfolio, Strategic Yield Portfolio, Small Cap Portfolio and International Small Cap Portfolio had total returns as follows: International Equity Portfolio, 40.3%; International Fixed-Income Portfolio, 48.9%; Bond Portfolio, 28.4%; Strategic Yield Portfolio, 34.0%; Small Cap Portfolio, 112.7% and International Small Cap Portfolio, 9.6% and Emerging Markets Portfolio, -5.4%. For the five-year period ended September 30, 1995 and for the period from their respective commencement of operations to September 30, 1995, the Equity Portfolio and Special Equity Portfolio had average annual returns equal to 19.1% and 15.9%, and 12.8% and 12.0%, respectively.


     A Portfolio's yield, actual distribution rate and total return are not fixed and will fluctuate in response to prevailing market conditions or as a function of the type and quality of the securities held by such Portfolio, its average portfolio maturity and its expenses. Yield, actual distribution rate and total return information is useful in reviewing a Portfolio's performance and such information may provide a basis for comparison with other investments but such information may not provide a basis for comparison with certificates of deposit, which pay a fixed rate of return, or money market funds, which seek a stable net asset value. Investment return and principal value of an investment in a Portfolio will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


     No performance data is provided for the Global Equity Portfolio, Bantam Value Portfolio or Emerging World Funds Portfolio which had not commenced operations as of the date hereof.

                                                                      APPENDIX A

                           DESCRIPTION OF OBLIGATIONS
                     ISSUED OR GUARANTEED BY U.S. GOVERNMENT
                          AGENCIES OR INSTRUMENTALITIES


     FEDERAL FARM CREDIT SYSTEM NOTES AND BONDS--are bonds issued by a cooperatively owned nationwide system of banks and associations supervised by the Farm Credit Administration, an independent agency of the U.S. Government. These bonds are not guaranteed by the U.S. Government.

     MARITIME ADMINISTRATION BONDS--are bonds issued and provided by the Department of Transportation of the U.S. Government and are guaranteed by the U.S. Government.

     FHA DEBENTURES--are debentures issued by the Federal Housing Administration of the U.S. Government and are guaranteed by the U.S. Government.

     GNMA CERTIFICATES--are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Each mortgage loan included in the pool is either insured by the Federal Housing Administration or guaranteed by the Veterans Administration.

     FHLMC BONDS--are bonds issued and guaranteed by the Federal Home Loan Mortgage Corporation.

     FNMA BONDS--are bonds issued and guaranteed by the Federal National Mortgage Association.

     FEDERAL HOME LOAN BANK NOTES AND BONDS--are notes and bonds issued by the Federal Home Loan Bank System and are not guaranteed by the U.S. Government.

              STUDENT  LOAN  MARKETING  ASSOCIATION  ("SALLIE  MAE")  NOTES  AND
     BONDS--are   notes  and  bonds  issued  by  the  Student   Loan   Marketing
Association.

     Although this list includes a description of the primary types of U.S. Government agency or instrumentality obligations in which the Portfolios intend to invest, each Portfolio may invest in obligations of U.S. Government agencies or instrumentalities other than those listed above.

                                                                      APPENDIX B

                    FUTURES CONTRACTS AND OPTIONS ON FUTURES
                        CONTRACTS AND FOREIGN CURRENCIES


FUTURES CONTRACTS


     Each of the International Fixed-Income Portfolio, Bond Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio may enter into contracts for the purchase or sale for future delivery of fixed-income securities or contracts based on financial indices including any index of U.S. Government Securities or corporate debt securities. In addition, the International Fixed-Income Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio and Emerging World Funds Portfolio may enter into contracts for the purchase or sale for future delivery of foreign currencies. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. Each of the International Fixed-Income Portfolio, Bond Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. The International Fixed-Income Portfolio, Bond Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio may also enter into futures contracts which are based on bonds issued by entities other than the U.S. government.


     At the same time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1-1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" would be required if there has been a decline in the contract's value.

     At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some cases, securities called for by a futures contract may not have been issued when the contract was written.

     Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the International Fixed-Income Portfolio and the Bond Portfolio will incur brokerage fees when they purchase or sell futures contracts.

     The purpose of the acquisition or sale of a futures contract in the case of a Portfolio, which holds or intends to acquire fixed-income securities, is to attempt to protect the Portfolio from fluctuations in interest or foreign exchange rates without actually buying or selling fixed-income securities or foreign currency. For example, if interest rates were expected to increase, the Portfolio might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Portfolio. If interest rates did increase, the value of the debt securities in the Portfolio would decline, but the value of the futures contracts to the Portfolio would increase at approximately the same rate, thereby keeping the net asset value of the Portfolio from declining as much as it otherwise would have. The Portfolio could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase; however, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Portfolio to maintain a defensive position without having to sell its portfolio securities.

     Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Portfolio could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Portfolio could then buy debt securities on the cash market. To the extent a Portfolio enters into futures contracts for this purpose, the assets in the segregated asset account maintained to cover the Portfolio's obligations with respect to such futures contracts will consist of cash, U.S. Government Securities, cash equivalents or high quality liquid debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Portfolio with respect to such futures contracts.

     The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Investment Manager may still not result in a successful transaction.

     In addition, futures contracts entail risks. Although the Fund believes that use of such contracts will benefit the Portfolio, if the Investment Manager's investment judgment about the general direction of interest rates is incorrect, the overall performance of the Portfolio would be poorer than if it had not entered into any such contracts. For example, if the Portfolio has hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held in its portfolio and interest rates decrease instead, the Portfolio will lose part or all of the benefit of the increased value of its debt securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell debt securities from its portfolio to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices which reflect the rising market. The Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

OPTIONS ON FUTURES CONTRACTS


     Each of the International Fixed-Income Portfolio, Bond Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio, Bantam Value Portfolio and Emerging World Funds Portfolio may purchase and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when the Portfolio is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.


     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's investment portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option that a Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of its portfolio securities.

     The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, one of the Portfolios may purchase a put option on a futures contract to hedge the Portfolio's investment portfolio against the risk of rising interest rates.

     The amount of risk the Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

OPTIONS ON FOREIGN CURRENCIES


     Each of the International Fixed-Income Portfolio, Strategic Yield Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio and Emerging World Funds Portfolio may purchase and write options on foreign currencies in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, these Portfolios may purchase put options on the foreign currency. If the value of the currency does decline, the Portfolio will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.


     Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Portfolio may purchase call options thereon. The purchase of such options could offset, at least partially, the adverse effects of such movements in exchange rates. As in the case of other types of options, however, the benefit to the Portfolio deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated the Portfolio could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.


     The International Fixed-Income Portfolio, Strategic Yield Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio and Emerging World Funds Portfolio may write options on foreign currencies for the same types of hedging purposes. For example, where one of these Portfolios anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.


     Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, these Portfolios also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.


     The International Fixed-Income Portfolio, Strategic Yield Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio and Emerging World Funds Portfolio may write covered call options on foreign currencies. A call option written on a foreign currency is "covered" if the Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's Custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also "covered" if the Portfolio has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash, U.S. Government Securities and other high quality liquid debt securities in a segregated account with the Fund's Custodian.

     The International Fixed-Income Portfolio, Strategic Yield Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, Global Equity Portfolio and Emerging World Funds Portfolio also may write call options on foreign currencies that are not covered for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Portfolio collateralizes the option by maintaining in a segregated account with the Fund's Custodian, cash, U.S. Government Securities or other high quality liquid debt securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily.


      ADDITIONAL RISKS OF OPTIONS ON FUTURES CONTRACTS, FORWARD CONTRACTS
                        AND OPTIONS ON FOREIGN CURRENCIES

     Unlike transactions in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the Securities and Exchange Commission (the "Commission"). To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to regulation by the Commission. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

     Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the Commission, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

     The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

     In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

================================================================================
The Lazard Funds, Inc.
Lazard Equity Portfolio
Portfolio of Investments--December 31, 1994

--------------------------------------------------------------------------------
                                                  Number
Description                                      of Shares        Value
--------------------------------------------------------------------------------

Common Stocks--90.7%
Aerospace & Defense--2.9%
     Boeing Co.                                  19,400     $    906,950
     McDonnell Douglas Corp.                     12,100        1,718,200
                                                            ------------
                                                               2,625,150
                                                            ------------

Automotive--4.9%
     Fiat S P A (a),(b)                          56,700          659,138
     Chrysler Corp.                              27,000        1,323,000
     General Motors Corp.                        27,200        1,149,200
     Goodyear Tire & Rubber Co.                  15,900          534,637
     Navistar International Corp. (a)            44,600          674,575
                                                            ------------
                                                               4,340,550
                                                            ------------

Broadcasting--2.8%
     Capital Cities ABC Inc.                     20,000        1,705,000
     Comcast Corp. Class A (a)                   49,450          775,747
                                                            ------------
                                                               2,480,747
                                                            ------------

Chemicals & Plastics--3.8%
     EI du Pont de Nemours & Co.                 20,800        1,170,000
     Hercules Inc.                               19,300        2,226,737
                                                            ------------
                                                               3,396,737
                                                            ------------

Communications--5.4%
     TeleDanmark Class B (a),(b)                 53,300        1,359,150
     Airtouch Communications (a)                 49,800        1,450,425
     U.S. West Inc.                              57,400        2,044,875
                                                            ------------
                                                               4,854,450
                                                            ------------

Communication Services--5.3%
     AT&T Corp.                                  36,400        1,829,100
     Bay Networks Inc. (a)                       67,900        2,003,050
     TeleCommunications Inc. (New) Class A (a)   38,900          846,075
                                                            ------------
                                                               4,678,225
                                                            ------------

Conglomerates--1.5%
     ITT Corp.                                   15,200        1,347,100
                                                            ------------


Cosmetics & Toiletries--2.9%
     Colgate Palmolive Co.                       12,200          773,175
     McKesson Corp. (New)                        55,000        1,794,375
                                                            ------------
                                                               2,567,550
                                                            ------------

Drugs & Health Care--4.0%
     Bausch & Lomb Inc.                          42,100        1,426,137
     Columbia/HCA Healthcare Corp.               35,725        1,303,963
     Schering Plough Corp.                       11,300          836,200
                                                            ------------
                                                               3,566,300
                                                            ------------

Electrical Equipment--1.5%
     Philips Electronics NV (b)                  45,300        1,330,688
                                                            ------------

Energy--6.5%
     Amoco Corp.                                 20,500        1,212,062
     Halliburton Co.                             29,000          960,625
     Kerr Mcgee Corp.                            19,200          883,200
     Noble Affiliates Inc.                       21,500          532,125
     Royal Dutch Petroleum Co. (b)               11,000        1,182,500
     Unocal Corp.                                38,800        1,057,300
                                                            ------------
                                                               5,827,812
                                                            ------------

Financial Services--9.0%
     Nacional Financiero SNC Prides 1998 Conv    27,500        1,113,750
     Chemical Banking Corp.                      22,600          810,775
     Dean Witter Discover & Co.                  38,342        1,298,835
     First Interstate Bancorp                    12,900          872,363
     Firstar Corp. (New)                         24,400          655,750
     Fleet Financial Group Inc.                  22,000          715,000
     Shawmut National Corp.                      49,200          805,650
     Travelers Inc.                              52,600        1,709,500
                                                            ------------
                                                               7,981,623
                                                            ------------

Food & Beverage--3.5%
     CPC International Inc.                      21,700        1,155,525
     Dr Pepper/Seven Up Cos. Inc. (a)            30,000          768,750
     PepsiCo Inc.                                33,900        1,228,875
                                                            ------------
                                                               3,153,150
                                                            ------------

Gas Exploration--1.2%
     Apache Corp.                                41,500        1,037,500
                                                            ------------

Industrial & Machinery--3.1%
     Allied Signal Inc.                          52,000        1,768,000
     Sundstrand Corp.                            22,400        1,019,200
                                                            ------------
                                                               2,787,200
                                                            ------------

Insurance--1.4%
     Unitrin Inc.                                28,700        1,234,100
                                                            ------------

Metals--2.1%
     Inco Ltd.                                   27,000          772,875
     USX U.S. Steel Group                        30,600        1,086,300
                                                            ------------
                                                               1,859,175
                                                            ------------

Office Equipment--1.5%
     Xerox Corp.                                 13,300        1,316,700
                                                            ------------

Paper Products--5.6%
     Georgia Pacific Corp.                       21,700        1,551,550
     Scott Paper Co.                             32,000        2,212,000
     Willamette Industries Inc.                  26,000        1,235,000
                                                            ------------
                                                               4,998,550
                                                            ------------

Restaurants, Lodging & Entertainment--2.5%
     Brinker International Inc. (a)              36,700          665,187
     Host Marriott Corp.                         81,600          785,400
     Mirage Resorts Inc. (a)                     36,500          748,250
                                                            ------------
                                                               2,198,837
                                                            ------------

Retailing--5.8%
     Circuit City Stores Inc.                    30,400          676,400
     Gap Inc.                                    54,300        1,656,150
     J C Penney Inc.                             26,000        1,160,250
     Sears Roebuck & Co.                         36,200        1,665,200
                                                            ------------
                                                               5,158,000
                                                            ------------

Technology--5.9%
     Intel Corp.                                 29,300        1,871,537
     Novell Inc. (a)                             96,500        1,652,563
     Sun Microsystems Inc. (a)                   49,700        1,764,350
                                                            ------------
                                                               5,288,450
                                                            ------------

Textiles, Shoes and Apparel--2.0%
     Reebok International Ltd.                   44,600        1,761,700
                                                            ------------

Tobacco--3.5%
     Philip Morris Cos Inc.                      54,200        3,116,500
                                                            ------------

================================================================================
The Lazard Funds, Inc.
Lazard Equity Portfolio
Portfolio of Investments--December 31, 1994 (continued)

--------------------------------------------------------------------------------
                                                  Number
Description                                      of Shares        Value
--------------------------------------------------------------------------------

Utilities--2.1%
     Southern Electric Plc (b)                   46,700     $  1,179,176
     Houston Industries Inc.                     19,600          698,250
                                                            ------------
                                                               1,877,426
                                                            ------------

Total Common Stocks
  (Identified cost $76,527,086)                               80,784,220
                                                            ------------

Preferred Stocks--0.9%
Communications--0.3%
     Cellular Communications Inc.
      Pfd CV (a)                                  5,500          294,250
                                                            ------------

Tobacco--0.6%
     RJR Nabisco Holdings CV Prf
      Class C                                    93,100          558,600
                                                            ------------

Total Preferred Stocks
  (Identified cost $792,414)                                     852,850
                                                            ------------

                                               Principal
                                                Amount
                                             -----------
Short Term Investments--5.3%
Federal Agencies--4.9%
     Federal National Mortgage Association
     Discount Note, 5.76%, 1/3/95            $4,335,000        4,333,612
                                                            ------------


U.S. Government Obligations--0.4%
     United States Treasury Bills,
       4.60%, 2/9/95                            310,000          308,455
     United States Treasury Bills,
       5.20%, 2/2/95                             75,000           74,654
                                                            ------------
                                                                 383,109
                                                            ------------

Total Short Term Investments
  (Identified cost $4,716,721)                                 4,716,721
                                                            ------------

Total Investments
  (Identified cost $82,036,221) (c)                96.9%      86,353,791
Cash and Other Assets in Excess of Liabilities      3.1        2,751,427
                                                  -----     ------------
Net Assets                                        100.0%    $ 89,105,218
                                                  =====     ============

(a)  Non-income producing security.

(b)  American Depository Receipts.

(c) The aggregate cost for federal income tax purposes is $82,036,221 aggregate gross unrealized appreciation is $7,206,360 and the aggregate gross unrealized depreciation is $2,888,790, resulting in net unrealized appreciation of $4,317,570.


              The accompanying notes are an integral part of these
                              financial statements.

================================================================================
The Lazard Funds, Inc.
Lazard International Equity Portfolio
Portfolio of Investments--December 31, 1994

--------------------------------------------------------------------------------
                                               Number
Description                                   of Shares          Value
--------------------------------------------------------------------------------

Common Stocks--89.9%
Argentina--0.9%
     YPF Sociedad Anonima Class D (a), (b)      355,100     $  7,590,262
                                                            ------------

Australia--3.7%
     MIM Holdings Ltd.                        4,439,999        7,402,294
     Pioneer International Ltd.               9,152,300       22,710,422
     Westpac Bank Corporation                   268,000          901,923
                                                            ------------
     Total Australia                                          31,014,639
                                                            ------------

Canada--6.9%
     Dofasco Inc.                               633,400        8,522,544
     Falconbridge Limited (a)                   322,500        5,632,485
     Inco Ltd.                                  435,800       12,474,775
     Sceptre Resources Ltd. (a)                 908,800        5,911,605
     Videotron Group Ltd.                     2,435,700       23,006,149
     Wascana Energy Inc. (a)                    219,200        1,562,589
                                                            ------------
     Total Canada                                             57,110,147
                                                            ------------

Denmark--2.0%
     Unidanmark Class A                         430,700       16,565,385
                                                            ------------

Finland--2.0%
     Kymmene Corp.                              605,700       16,491,199
                                                            ------------

France--3.8%
     Accor                                       68,000        7,384,385
     Banque Nationale de Paris                  148,722        6,836,033
     Generale des Eaux                               92            8,940
     Michelin Class B (a)                       300,000       10,913,687
     Roussel Uclaf (b)                            1,000          119,640
     Roussel Uclaf 144A (b)                     105,600        6,321,997
                                                            ------------
     Total France                                             31,584,682
                                                            ------------

Germany--6.8%
     Deutsche Bank AG                               690          320,578
     Hoechst AG                                  67,400       14,656,901
     Mannesmann AG (b)                           90,805       24,725,732
     Veba AG                                     48,028       16,735,575
                                                            ------------
     Total Germany                                            56,438,786
                                                            ------------

Hong Kong--2.3%
     Cheung Kong Holdings                     2,059,000        8,355,748
     Peregrine Investment                     3,718,000        4,372,705
     Swire Pacific                              986,500        6,145,686
                                                            ------------
     Total Hong Kong                                          18,874,139
                                                            ------------

Indonesia--0.5%
     Hanjaya Mandala Sampoerna                  863,250        4,241,629
                                                            ------------

Italy--3.2%
     Fiat SPA (a)                             5,151,500       11,852,025
     Telecom Italia SPA                       7,424,600       14,814,853
                                                            ------------
     Total Italy                                              26,666,878
                                                            ------------

Japan--11.4%
     Dai Nippon Printing                        352,000        6,008,032
     DDI Corp.                                    1,821       15,723,494
     Hitachi                                  1,484,000       14,735,703
     Mazda Motor Corp. (a)                    2,593,000       14,527,048
     Mitsubishi Heavy Ind.                      898,000        6,852,209
     NEC Corp.                                1,449,000       16,584,940
     Promise Company                            106,700        5,452,841
     Sony Corp.                                 254,000       14,408,635
                                                            ------------
     Total Japan                                              94,292,902
                                                            ------------

Malaysia--0.1%
     Technology Resources Industries            250,000          797,924
                                                            ------------

Mexico--2.1%
     GPO Financiero Banamex                   2,530,800        7,477,942
     Grupo Industrial Alfa SA                   508,500        4,906,130
     Nacional Financiero SNC Prides 1998 Conv   128,470        5,203,035
                                                            ------------
     Total Mexico                                             17,587,107
                                                            ------------

Netherlands--12.1%
     Akzo NV                                    129,000       14,892,332
     Heineken NV                                117,800       17,766,023
     Hoogovens & Staalf (a)                     559,000       25,375,425
     Nedlloyd Group NV (a)                      544,800       17,857,665
     Philips Electronics NV                     520,500       15,412,005
     Philips N V (b)                             53,900        1,583,313
     Royal Dutch Petroleum Co. (b)               71,000        7,632,500
                                                            ------------
     Total Netherlands                                       100,519,263
                                                            ------------

New Zealand--2.9%
     Fletcher Challenge                       4,637,900       10,896,289
     Lion Nathan Ltd.                         6,993,200       13,340,846
                                                            ------------
     Total New Zealand                                        24,237,135
                                                            ------------

Norway--2.9%
     Aker AS Class A                            401,700        4,781,789
     Aker AS Class B                            376,000        4,448,059
     Bergesen DY A.S. Class A                   107,000        2,610,721
     Bergesen DY A.S. Class B                   511,100       12,394,884
                                                            ------------
     Total Norway                                             24,235,453
                                                            ------------

South Korea--3.0%
     Samsung Electronics Ltd. 144A (a),(b)       56,200        2,753,800
     Samsung Electronics Ltd. (a), (b)           14,094          845,640
     Samsung Electronics Ltd.
       144A Non-Voting (a), (b)                 440,800       21,599,200
                                                            ------------
     Total South Korea                                        25,198,640
                                                            ------------

Spain--1.4%
     Banco Bilbao Vizcaya                       298,800        7,411,829
     Repsol S A                                 144,900        3,948,525
                                                            ------------
     Total Spain                                              11,360,354
                                                            ------------

Sweden--4.6%
     Asea AB                                    120,700        8,739,079
     Astra AB                                   698,500       17,813,602
     Volvo AB                                   633,900       11,943,315
                                                            ------------
     Total Sweden                                             38,495,996
                                                            ------------

Switzerland--4.8%
     Baloise Holdings Wts.                        3,745           32,901
     Baloise Holdings                             3,610        6,563,636
     Nestle SA                                   18,400       17,528,495
     SGS Holding                                 11,621       16,068,763
                                                            ------------
     Total Switzerland                                        40,193,795
                                                            ------------

Thailand--2.4%
     Bangkok Bank                             1,881,300       20,083,187
                                                            ------------

================================================================================
The Lazard Funds, Inc.
Lazard International Equity Portfolio
Portfolio of Investments--December 31, 1994 (continued)

--------------------------------------------------------------------------------
                                               Number
Description                                   of Shares          Value
--------------------------------------------------------------------------------

United Kingdom--10.1%
     Barclays Bank Plc                        1,375,300    $  13,148,307
     British Aerospace                        2,229,222       14,928,916
     Ladbroke Group                           2,118,000        5,633,860
     Midlands Electric                        1,615,000       20,594,977
     Mirror Group Plc                         3,596,600        7,315,882
     Rank Organisation                        1,160,600        7,590,843
     Royal Bank of Scotland                   2,425,300       14,951,779
     Warburg Group                                2,500           27,069
     Willis Corroon Group                        34,400           74,818
                                                            ------------
     Total United Kingdom                                     84,266,451
                                                            ------------

Total Common Stocks
  (Identified cost $722,985,904)                             747,845,953
                                                            ------------


                                              Principal
                                               Amount
                                              ---------
Convertible Bonds--0.9%
Malaysia--0.9%
     Technology Resources Industries
       Berhad Conv, 2.75%, 11/28/04        $  7,500,000        7,162,500
                                                            ------------

Total Convertible Bonds
  (Identified cost $7,500,000)                                 7,162,500
                                                            ------------


Short Term Investments--7.4%
Commercial Paper--0.1%
     Ford Motor Credit Corp., 5.875%, 1/3/95    910,000          909,703
                                                            ------------

Federal Agencies--4.4%
     Federal Home Loan Bank Consolidated
       Discount Note, 5.77%, 1/6/95          15,470,000       15,457,602
     Federal Home Loan Mortgage Discount
       Notes, 5.90%, 1/3/95                   2,875,000        2,874,058
     Federal National Mortgage Association
       Discount Note, 5.77%, 1/3/95          18,110,000       18,104,195
                                                            ------------
                                                              36,435,855
                                                            ------------

U.S. Government Obligations--2.9%
     United States Treasury Bills, 4.96%,
       2/2/95                                 24,644,000      24,520,136
                                                            ------------

Total Short Term Investments
  (Identified cost $61,865,694)                               61,865,694
                                                            ------------

Total Investments
  (Identified cost $792,351,598) (c)               98.2%     816,874,147
Cash and Other Assets in Excess of Liabilities      1.8       15,002,835
                                                  -----     ------------

Net Assets                                        100.0%    $831,876,982
                                                  =====     ============

(a)  Non-income producing security.

(b)  American Depository Receipts.

(c) The aggregate cost for federal income tax purposes is $792,351,598 aggregate gross unrealized appreciation is $62,709,950 and the aggregate gross unrealized depreciation is $38,187,401, resulting in net unrealized appreciation of $24,522,549.

  * Percentage of common stocks are presented in the Portfolio by country. Percentages by industry are as follows: Aerospace & Defense 1.8%, Automotive 5.9%, Banks 10.4%, Building & Housing 2.7%, Chemicals & Plastics 3.6%, Communications 0.1%, Computers & Business Equipment 2.0%, Consumer Goods 2.4%, Domestic Oil 1.1%, Drugs & Health Care 2.9%, Electrical Equipment 3.5%, Electronics 5.8%, Energy 1.8%, Entertainment 1.6%, Financial Services 0.8%, Food & Beverage 6.4%, Government 0.5%, Industrial & Machinery 1.0%, Insurance 0.8%, International Oil 0.9%, Machinery 3.8%, Manufacturing 0.2%, Metals 1.6%, Mining 1.5%, Paper Products 3.3%, Publishing 0.9%, Real Estate 1.0%, Services 3.5%, Steel 4.7%, Telephone 4.3%, Transportation 0.7%, Transportation & Freight Services 3.9%, Utilities 4.5%.

Forward Foreign Currency Contracts open at December 31, 1994:
                                                             Unrealized
          Contracts          In Exchange      Delivery      Appreciation
         to Deliver              For            Date       (Depreciation)
          ---------          -----------      --------      ------------
DEM      66,005,016        $42,020,000        3/6/95      ($  656,117)
PTS       1,112,520       $  8,404,000        3/6/95          (12,971)
FRF     135,972,098        $25,212,000        3/6/95         (256,472)
DFI      73,967,806        $42,020,000        3/6/95         (670,811)
SKR      63,265,312       $  8,404,000        3/6/95          (84,114)

Net depreciation on foreign currency
  contracts to settle open trades                              (2,232)
                                                          -----------
                                                          ($1,682,717)
                                                          ===========



              The accompanying notes are an integral part of these
                              financial statements.

================================================================================
The Lazard Funds, Inc.
Lazard International Fixed-Income Portfolio
Portfolio of Investments--December 31, 1994

--------------------------------------------------------------------------------
                                              Principal
Description                                    Amount             Value
--------------------------------------------------------------------------------

Currency Denominated Bonds*--95.5%
Australian Dollar--3.8%
Government Obligation
     Commonwealth of Australia,
       7.00%, 8/15/98                 AUD       200,000     $    140,886
     Commonwealth of Australia,
       7.50%, 7/15/05                           250,000          162,424
     Commonwealth of Australia,
       12.50%, 9/15/97                        1,300,000        1,063,528
                                                            ------------
Total Australian Dollar                                        1,366,838
                                                            ------------

Belgian Franc--1.4%
Government Obligation
     Kingdom of Belgium,
       9.00%, 7/30/98                 BEL    15,000,000          489,799
                                                            ------------

British Pound--6.6%
Government Obligation
     United Kingdom Treasury,
       7.25%, 3/30/98                 GBP       350,000          527,451
     United Kingdom Treasury,
       8.00%, 6/10/03                           300,000          447,406
     United Kingdom Treasury,
       8.50%, 7/16/07                           200,000          308,442
     United Kingdom Treasury,
       12.50%, 11/21/05                         150,000          283,333
     United KingdomTreasury,
       8.50%, 12/7/05                           250,000          384,941
Corporate Bonds
     Tokyo Electric Power,
       11.00%, 6/5/01                           250,000          422,469
                                                            ------------
Total British Pound                                            2,374,042
                                                            ------------

Canadian Dollar--3.2%
Government Obligation
     Government of Canada,
       6.25%, 2/1/98                  CAD       300,000          198,668
     Government of Canada,
       7.75%, 9/1/99                            275,000          186,842
     Government of Canada Real Return,
       4.25%, 12/1/21                           700,000          461,961
Corporate Bonds
      Quebec Housing,
       8.95%, 5/13/13                           423,000          279,829
                                                            ------------
Total Canadian Dollar                                          1,127,300
                                                            ------------

Czech Koruna--0.5%
     Ceskoslovenska Obchodni Bank,
       11.125%, 8/26/97               CZK     5,000,000          176,271
                                                            ------------

Danish Krone--6.4%
Government Obligation
     Kingdom of Denmark,
       8.00%, 5/15/03                 DKR     1,000,000          154,421
     Kingdom of Denmark,
       9.00%, 11/15/95                        3,000,000          501,233
Corporate Bonds
     Kreditforeningen,
       10.20%, 4/15/04 (a)                    5,000,000          805,392
     Nykredit,
       9.00%, 10/1/26                         5,493,000          827,471
                                                            ------------
Total Danish Krone                                             2,288,517
                                                            ------------

Dutch Guilder--5.8%
Government Obligation
     Government of Netherlands,
       6.25%, 1/15/95                 DFL       200,000          115,179
     Government of Netherlands,
       6.75%, 2/15/99                         3,150,000        1,776,514
     Government of Netherlands,
       8.75%, 1/15/07                           300,000          184,659
                                                            ------------
Total Dutch Guilder                                            2,076,352
                                                            ------------

Finnish Markka--2.5%
Government Obligation
     Republic of Finland,
       11.00%, 1/15/99                FIM     4,000,000          886,855
                                                            ------------

French Franc--5.0%
Government Obligation
     Government of France,
       8.50%, 3/28/00                 FRF     5,000,000          956,469
     Government of France,
       8.50%, 10/25/19                        4,600,000          848,343
                                                            ------------
Total French Franc                                             1,804,812
                                                            ------------

German Mark--11.3%
Government Obligation
     Federal Republic of Germany,
       6.00%, 2/20/98                 DEM       500,000          313,125
     Federal Republic of Germany,
       6.00%, 6/20/16                           800,000          411,692
     Federal Republic of Germany,
       8.00%, 1/21/02                         1,100,000          721,314
     Federal Republic of Germany,
       8.25%, 9/20/01                         3,900,000        2,589,598
                                                            ------------
Total German Mark                                              4,035,729
                                                            ------------

Irish Pound--3.1%
Government Obligation
     Republic of Ireland,
       6.25%, 4/1/99                  IEP       800,000        1,122,373
                                                            ------------

Italian Lira--9.8%
Government Obligation
     Republic of Italy,
       8.50%, 8/1/99                  ITL 5,200,000,000        2,816,420
     Republic of Italy,
       12.00%, 1/1/97                       200,000,000          124,521
     Republic of Italy,
       12.00%, 5/1/97                       500,000,000          310,871
     Republic of Italy,
       12.00%, 1/1/02                       400,000,000          246,106
                                                            ------------
Total Italian Lira                                             3,497,918
                                                            ------------

Japanese Yen--31.0%
Government Obligation
     Credit Local De France,
       6.00%, 10/31/01                JPY    80,000,000          869,478
     Government of Japan,
       3.60%, 12/22/03                       35,000,000          327,088
     Japan Development Bank,
       6.50%, 9/20/01                        60,000,000          671,310
     Republic of Austria,
       4.50%, 9/28/05                        80,000,000          786,145

================================================================================
The Lazard Funds, Inc.
Lazard International Fixed-Income Portfolio
Portfolio of Investments--December 31, 1994 (continued)

--------------------------------------------------------------------------------
                                              Principal
Description                                    Amount             Value
--------------------------------------------------------------------------------

Japanese Yen (continued)
     Republic of Austria,
       6.25%, 10/16/03                 JPY   30,000,000      $   335,467
     Republic of Finland,
       5.25%, 4/16/98                       170,000,000        1,779,367
     Republic of Italy,
       3.50%, 6/20/01                       100,000,000          938,128
     SNCF,
       6.75%, 3/1/00                         50,000,000          559,111
Corporate Bonds
     Baden Wurttemberg Finance NV,
       3.75%, 6/21/99                        70,000,000          688,755
     European Investment Bank,
       6.625%, 3/15/00                       60,000,000          669,428
     Export Import Bank,
       4.375%, 10/1/03                      240,000,000        2,355,422
     Intermediate American Development
       Bank, 4.50%, 12/15/97                 25,000,000          256,651
     International Bank for
       Reconstruction and Development,
       6.75%, 3/15/00                        30,000,000          336,220
     KFW International Finance,
       6.00%, 11/29/99                       50,000,000          542,796
                                                            ------------
Total Japanese Yen                                            11,115,366
                                                            ------------

Spanish Peseta--3.0%
Government Obligation
     Government of Spain,
       8.30%, 12/15/98                 PTS  160,000,000        1,089,459
                                                            ------------

United States Dollar--2.1%
Corporate Bonds
     Banca Cremi,
       8.375%, 6/29/95                 USD     $800,000          760,000
                                                            ------------

Total Currency Denominated Bonds*
  (Identified cost $34,348,316)                               34,211,631
                                                            ------------

Short Term Investments--1.3%
Federal Agencies--1.3%
     Federal National Mortgage
       Association, 5.77%, 1/3/95               450,000          449,856
                                                            ------------

Total Short Term Investments
  (Identified cost $449,856)                                     449,856
                                                            ------------

Total Investments
  (Identified cost $34,798,172) (b)                96.8%      34,661,487

Cash and Other Assets in Excess of Liabilities      3.2        1,141,267
                                                  -----     ------------
Net Assets                                        100.0%     $35,802,754
                                                  =====     ============



(a)  Variable rate security. Interest shown is the current rate.

(b) The aggregate cost for federal income tax purposes is $34,798,172 aggregate gross unrealized appreciation is $467,099 and the aggregate gross unrealized depreciation is $603,784, resulting in net unrealized depreciation of $136,685.

  * Percentages of holdings are presented in the portfolio by currency denomination. Percentages by country are as follows: Austria 3.1%, Australia 3.8%, Belgium 1.4%, Canada 3.2%, Czech Republic 0.5%, Denmark 6.4%, Finland 7.4%, France 7.5%, Germany 11.3%, Ireland 3.1%, Italy 12.4%, Japan 12.1%, Mexico 2.1%, Netherlands 7.7%, Spain 3.0%, United Kingdom 5.5%, United States 1.5%, Other 3.5%.

Forward Foreign Currency Contracts open at December 31, 1994:
                                                          Unrealized
   Contracts             In Exchange        Delivery     Appreciation
  to Deliver                 For              Date      (Depreciation)
-------------           -------------       --------    --------------
AUD   544,102           $     417,000        3/7/95       ($5,720)
$     500,322           CAD   700,000        3/7/95        (1,596)
$      94,629           DKR   584,345        3/7/95         1,440
DKR   584,345           $      95,000        3/7/95        (1,069)
$     205,881           DEM   320,815        3/7/95         1,554
$     405,962           FRF 2,210,551        3/7/95         8,092
FRF 2,210,551           $     410,000        3/7/95        (4,054)
$     174,000           DFL   306,031        3/7/95         2,634
DFL   306,031           $     173,536        3/7/95        (3,098)
                                                          -------
                                                          ($1,817)
                                                          =======



              The accompanying notes are an integral part of these
                              financial statements.

================================================================================
The Lazard Funds, Inc.
Lazard Bond Portfolio
Portfolio of Investments--December 31, 1994

--------------------------------------------------------------------------------
                                              Principal
Description                                    Amount           Value
--------------------------------------------------------------------------------

Asset-Backed Securities--9.8%
     American Financial Home Equity
       Loan, 8.00%, 7/25/06                  $  99,451      $     96,405
     Bridgestone Firestone, 6.25%, 12/1/99     200,000           197,938
     D.R. Structure Finance Corp.,
       9.35%, 8/15/19                          600,000           572,700
     Fical Home Equity Loan Trust,
       8.90%, 11/15/97                           5,761             5,765
     G E Capital Mortgage Services Inc.,
       7.20%, 8/30/11                           68,621            66,326
     Green Tree Financial Corporation,
       7.25%, 10/15/19                         300,000           291,750
     Green Tree Financial Corporation,
       6.60%, 6/15/19                          443,874           431,667
     Olympic Automobile Receivable,
       6.85%, 6/15/01                          700,000           682,500
     Security Pacific Home Equity Loan,
       7.85%, 5/15/98                           56,362            56,344
                                                            ------------
Total Asset-Backed Securities
  (Identified cost $2,464,742)                                 2,401,395
                                                            ------------

Collaterized Mortgage Obligations--10.4%
     Capstead Mortgage Securities Corp. III,
       6.40%, 2/24/25                          100,000            96,125
     Country Wide MBS Inc., 6.50%, 2/25/24     500,000           484,375
     DLJ Mortgage Acceptance Corporation,
       6.50%, 6/25/10                          425,000           402,422
     Federal Home Loan Mortgage
       PC Guaranteed, 7.00%, 3/15/18           225,000           206,227
     Federal National Mortgage Association,
       6.75%, 9/25/18                          150,000           139,264
     Federal National Mortgage Association,
       7.00%, 7/25/19                          175,000           157,281
     Federal National Mortgage Association,
       6.00%, 5/25/12                          325,000           304,586
     Prudential Home Mortgage Secs Company,
       7.50%, 8/25/24                          500,000           481,875
     Resolution Trust Corp., 8.80%, 8/25/23    120,391           119,939
     Resolution Trust Corp., 7.75%, 7/25/30    152,218           146,747
                                                            ------------
Total Collaterized Mortgage Obligations
  (Identified cost $2,670,668)                                 2,538,841
                                                            ------------

Corporate Bonds--8.3%
Credit & Finance--4.4%
     Ford Motor Credit Company, 8.00%,
       12/1/97                                 400,000           397,544
     General Mtrs Acceptance Corp.,
       5.625%, 2/1/99                          750,000           672,893
                                                            ------------
                                                               1,070,437
                                                            ------------

Entertainment--0.8%
     Time Warner Entertainment Co. L.P.,
       8.375%, 7/15/33                         250,000           203,885
                                                            ------------

Industrial & Machinery--1.0%
     Sequa Corp., 9.625%, 10/15/99             250,000           237,500
                                                            ------------

Steel--1.8%
     USX Marathon Group, 8.50%, 3/1/23         500,000           443,715
                                                            ------------

Utilities--0.3%
     Texas New Mexico Power Company,
       9.25%, 9/15/00                           80,000            75,549
                                                            ------------

Total Corporate Bonds
  (Identified cost $2,192,767)                                 2,031,086
                                                            ------------

Mortgage Pass-Through Securities--9.9%
     Federal National Mortgage Association,
       6.00%, 8/1/01                           974,926           894,495
     Government National Mortgage Association,
       7.50%, 3/15/07                          345,423           330,311
     Housing Security Incorporated,
       6.50%, 8/25/09                          972,890           880,161
     Residential Funding Mortgage Secs I In,
       6.50%, 6/25/09                          364,871           329,866
                                                            ------------
Total Mortgage Pass-Through Securities
  (Identified cost $2,530,000)                                 2,434,833
                                                            ------------

U.S. Government Agency Obligations--2.1%
     Federal Home Loan Mortgage Corporation,
       4.875%, 6/23/98                         550,000           510,641
                                                            ------------
Total U.S. Government Agency Obligations
  (Identified cost $513,344)                                     510,641
                                                            ------------

U.S. Government Obligations--50.4%
     United States Treasury Bonds,
       8.875%, 2/15/19                       5,190,000         5,666,805
     United States Treasury Notes,
       4.625%, 2/15/96                       1,220,000         1,183,205
     United States Treasury Notes,
       5.625%, 8/31/97                       2,385,000         2,262,029
     United States Treasury Notes,
       5.125%, 12/31/98                      3,550,000         3,223,826
                                                            ------------
Total U.S. Government Securities
  (Identified cost $12,691,853)                               12,335,865
                                                            ------------

Yankee Bonds--4.7%
     Banco Central de Costa Rica,
       6.75%, 5/21/05 (a),(b)                  389,200           323,036
     Norsk Hydro AS, 7.75%, 6/15/23 (a)        500,000           438,090
     Republic of Italy, 6.875%, 9/27/23 (a)    500,000           393,860
                                                            ------------
Total Yankee Bonds
  (Identified cost $1,263,046)                                 1,154,986
                                                            ------------

Short Term Investments--2.5%
Federal Agencies--1.5%
     Federal Home Loan Bank Consolidated
       Discount Note, 5.77%, 1/6/95            125,000           124,900
     Federal National Mortgage Association
       Discount Note, 5.77%, 1/3/95            240,000           239,923
                                                            ------------
                                                                 364,823
                                                            ------------
U.S. Government Obligations--1.0%
     United States Treasury Bills, 4.60%,
       2/9/95                                   259,000          257,709
                                                            ------------
Total Short Term Investments
  (Identified cost $622,532)                                     622,532
                                                            ------------

Total Investments
  (Identified cost $24,948,952) (c)               98.1%       24,030,179
Cash and Other Assets in Excess of Liabilities     1.9           463,355
                                                 -----      ------------
Net Assets                                       100.0%      $24,493,534
                                                 =====      ============

(a)  United States dollar denominated security.

(b)  Variable rate security. Interest shown is the current rate.

(c) The aggregate cost for federal income tax purposes is $24,948,952 aggregate gross unrealized appreciation is $5,838 and the aggregate gross unrealized depreciation is $924,611, resulting in net unrealized depreciation of $918,773.

              The accompanying notes are an integral part of these
                              financial statements.

================================================================================
The Lazard Funds, Inc.
Lazard Strategic Yield Portfolio
Portfolio of Investments--December 31, 1994

--------------------------------------------------------------------------------
                                              Principal
Description                                    Amount             Value
--------------------------------------------------------------------------------

Currency Denominated Bonds*--87.8%
Australian Dollar--3.3%
Government Obligation
     Commonwealth of Australia,
       7.00%, 8/15/98                 AUD     2,900,000     $  2,042,840
                                                            ------------

British Pound--1.0%
Government Obligation
     United Kingdom Treasury,
       1.00%,7/17/24                  GBP       350,000          603,779
                                                            ------------

Canadian Dollar--5.3%
Government Obligation
     Quebec Housing,
       8.95%, 5/13/13                 CAD       397,000          262,629
     Canada Trust (Conv.),
       7.00%, 7/1/09                          2,000,000        1,276,019
     Government of Canada Real Return,
       4.25%, 12/1/21                         2,650,000        1,748,853
                                                            ------------
Total Canadian Dollar                                          3,287,501
                                                            ------------

Czech Koruna--4.8%
Corporate Bonds
     Ceskoslovenska Obchodni Bank,
       11.125%, 8/26/97               CZK    20,000,000          705,082
     Ceskoslovenska Obchodni Bank,
       14.00%, 1/27/95                       25,000,000          894,775
     Czech Electric Co.,
       14.375%, 1/27/01                      35,370,000        1,386,190
                                                            ------------
Total Czech Koruna                                             2,986,047
                                                            ------------

Danish Krone--4.1%
Corporate Bonds
     Kreditforeningen,
       10.20%, 4/15/04                DKK     9,000,000        1,449,704
     Nykredit,
       9.00%, 10/1/26                         7,475,000        1,126,042
                                                            ------------
Total Danish Krone                                             2,575,746
                                                            ------------

Switzerland Franc--0.5%
Corporate Bonds
     CPC International Inc.,
       5.75%, 3/27/45                 CHF       500,000          332,315
                                                            ------------

Finnish Markka--2.5%
Government Obligation
     Republic of Finland,
       11.00%, 1/15/99                FIM     7,000,000        1,551,997
                                                            ------------

Irish Pound--2.8%
Government Obligation
     Republic of Ireland,
       6.25%, 4/1/99                  IEP     1,225,000        1,718,634
                                                            ------------

Italian Lira--0.9%
Government Obligation
     Republic of Italy,
       8.50%, 8/1/99                  ITL 1,100,000,000          595,781
                                                            ------------

Spanish Peseta--2.8%
Government Obligation
     Government of Spain,
       8.30%, 12/15/98                ESP   260,000,000        1,770,370
                                                            ------------

Norgwiegan Krone--2.2%
Corporate Bonds
     Den Norske Bank,
       12.15%, 1/14/01                NOK     9,000,000      $ 1,386,765
                                                            ------------

United States Dollar--57.6%
Corporate Bonds--22.2%
     American Medical Holdings,
       6.50%, 5/30/97                 USD     1,490,000        1,449,025
     Canadaigua Wine Inc.,
       8.75%, 12/15/03                          950,000          864,500
     Eletson Holdings Inc.,
       9.25%, 11/15/03                          700,000          623,875
     First PV Funding Corp.,
       10.15%, 1/15/16                        1,285,000        1,207,900
     Fort Howard Corp.,
       8.25%, 2/1/02                            785,000          702,575
     Heileman Acquisition Corp.,
       9.625%, 1/31/04                          900,000          716,993
     Long Island Lighting Co.,
       6.25%, 7/15/01                           875,000          778,348
     Northwest Airlines Trust Class A,
       11.30%, 6/21/14                          700,000          696,281
     Outboard Marine Corp.,
       9.125%, 4/15/17                          700,000          607,657
     Plastic Specialty & Technology Inc.,
       11.25%, 12/1/03                          495,000          433,125
     Purity Supreme Inc. Series B,
       11.75%, 8/1/99                           525,000          435,750
     Rowan Cos Inc.,
       11.875%, 12/1/01                         820,000          844,600
     Sequa Corp.,
       9.625%, 10/15/99                       1,055,000        1,002,250
     US Trails Inc.,
       12.00%, 7/15/98                        1,705,000        1,150,875
     USAir 1989 A Pass Through Trust,
       9.82%, 1/1/13                            465,000          362,700
     Viacom Inc.,
       8.00%, 7/7/06                            900,000          771,750
     Zapata Corp.,
       10.25%, 3/15/97                        1,206,000        1,209,015
                                                            ------------
Total Corporate Bond                                          13,857,219
                                                            ------------

U.S. Government Obligations--4.9%
     United States Treasury Notes,
       5.125%, 12/31/98                       1,820,000        1,652,778
     United States Treasury Notes,
       5.625%, 8/31/97                        1,465,000        1,389,465
                                                            ------------
Total U.S. Government Obligations                              3,042,243
                                                            ------------

Foreign Government Obligations--12.4%
     Argentina Bote II,
       5.00%, 9/1/97 (b)                      2,120,000        1,248,680
     Argentina Bote X,
       3.3125%, 4/1/00 (b)                    1,100,000          814,000
     Argentina Pensioner Bocon,
       0.00%, 4/1/01                          1,100,000          814,000
     Banco Central de Costa Rica,
       6.75%, 5/21/05 (a)                       311,360          258,429
     Central Bank of the Philippines,
       7.8125%, 1/5/05 (a)                      700,000          636,125
     Government of Hungary,
       28.25%, 10/6/95 (c)                      600,000          550,500
     Republic of Argentina,
       4.9375%, 5/31/96 (b)                     400,000          131,200

================================================================================
The Lazard Funds, Inc.
Lazard Strategic Yield Portfolio
Portfolio of Investments--December 31, 1994

--------------------------------------------------------------------------------
                                              Principal
Description                                    Amount             Value
--------------------------------------------------------------------------------

     Republic of Poland,
       6.8125%, 10/27/24 (a)               $  2,000,000     $  1,432,500
     Republic of the Phillipines,
       5.75%, 12/1/17 (a)                     2,250,000        1,383,750
     United Mexican States,
       6.25%, 12/31/19                          800,000          429,500
                                                            ------------
Total Foreign Government Obligations                           7,698,684
                                                            ------------

Yankee Bonds--13.0%
     Astra International,
       9.75%, 4/29/01                         1,600,000        1,464,000
     Banca Cremi,
       8.375%, 6/29/95                        1,850,000        1,757,500
     Banesto Del Inc.,
       8.25%, 7/28/02                           500,000          474,750
     Compania Sub Americana,
       7.375%, 12/8/03                          750,000          614,063
     Essar Gujarat Ltd.,
       8.025%, 7/15/99 (a)                    1,950,000        1,940,250
     Export-Import Bank of Japan,
       8.00%, 6/4/00                            548,625          547,253
     Kansallis Ojake Park,
       6.74%, 9/22/43 (a)                       400,000          403,500
     Sparbankernas Bank,
       7.5625%, 10/20/49 (a)                    900,000          906,300
                                                            ------------
Total Yankee Bonds                                             8,107,616
                                                            ------------

Collateralized Mortgage Obligations--5.1%
     Federal Home Loan Mortgage,
       18.00%, 8/25/22 (a)                    1,938,700          414,397
     Federal Home Loan Mortgage,
       1008.00%, 12/15/19                        41,865              722
     Federal National Mortgage Association,
       6.082%, 6/1/23 (a)                     1,607,966        1,585,354
     Federal National Mortgage Association,
       7.8125%, 1/1/24 (a)                      529,039          511,184
     Prudential Home Mortgage Securities Co.,
       6.00%, 10/25/00                          750,000          683,906
                                                            ------------
Total Collateralized Mortgage Obligations                      3,195,563
                                                            ------------

Total United States Dollar                                    35,901,325
                                                            ------------

Total Currency Denominated Bonds*
  (Identified cost $56,739,326)                               54,753,100
                                                            ------------

Options Purchased--0.2%
Index Options
     Russell 2000 Index Put March 1995 @
     215.06, 13.00%, 3/18/95                  1,800,000          135,729
                                                            ------------

Total Options Purchased
  (Identified cost $234,000)                                     135,729
                                                            ------------

Short Term Investments--7.5%
Foreign Government Obligation--0.3%
     Mexican Cetes,
       0.00%, 11/9/95                 MXP     1,022,800          173,847
                                                            ------------

Federal Agencies--6.5%
     Federal Home Loan Bank Consolidated
     Discount Note,
       5.77%, 1/6/95                          2,295,000        2,293,161
     Federal National Mortgage Association
     Discount Note,
       5.77%, 1/3/95                          1,750,000        1,749,439
                                                            ------------
     Total Federal Agencies                                    4,042,600
                                                            ------------

U.S. Government Obligations--0.7%
     United States Treasury Bills,
       4.80%, 2/9/95                            435,000          432,720
                                                            ------------

Total Short Term Investments
  (Identified cost $4,750,167)                                 4,649,167
                                                            ------------

Total Investments
  (Identified cost $61,723,493) (d)                95.5%      59,537,996

Cash and Other Assets in Excess of Liabilities      4.5        2,790,335
                                                  -----     ------------
Net Assets                                        100.0%    $ 62,328,331
                                                  =====     ============


(a)  Variable rate security. Interest shown is the current rate.

(b)  Variable rate security. Interest adjusted to reflect quarterly LIBOR.

(c)  Interest is linked to the Hungarian Forint Index.

(d) The aggregate cost for federal income tax purposes is $61,723,493 aggregate gross unrealized appreciation is $346,442 and the aggregate gross unrealized depreciation is $2,531,939, resulting in net unrealized depreciation of $2,185,497.

* Percentages of holdings are presented in the portfolio by currency denomination. Percentages by country are as follows: Argentina 4.8%, Australia 3.3%, Canada 5.3%, Costa Rica 0.4%, Czech Republic 4.8%, Denmark 4.1%, Finland 2.5%, Hungary 0.9%, India 3.1%, Indonesia 2.3%, Ireland 2.8%, Italy 1.0%, Japan 0.9%, Mexico 3.5%, Norway 2.2%, Phillippines 3.2%, Poland 2.9%, Spain 4.3, Switzerland 0.5%, United Kingdom 1.0%, United States 33.0%, Other 1.0%. Percentages by industry are as follows: Aerospace & Defense 1.6%, Capital Goods 1.0%, Chemical & Plastics 0.7%, Communication Services 1.3%, Consumer Goods 1.0%, Credit & Finance 1.8%, Drugs & Health Care 2.3%, Food & Beverage 2.6%, Paper Products 1.1%, Petroleum Services 3.3%, Supermarkets 0.7%, Transportation & Freight Services 1.7%, Utilities 3.1%, Collateralized Mortgage Obligations 5.1%, U.S. Government Obligations 4.9%, Foreign Government Obligations 31.0%, Foreign Corporate Bonds 11.6%, Yankee Bonds 13.0%.

Forward Foreign Currency Contracts open at December 31, 1994:

                                                           Unrealized
      Contracts          In Exchange         Delivery     Appreciation
     to Deliver              For               Date      (Depreciation)
   -------------         ------------        --------    --------------
AUD       2,108,560       $1,616,000          3/7/95       ($ 22,166)
CAD       4,304,950       $3,137,000          3/7/95          69,872
CHF         461,204       $  349,000          3/7/95          (4,748)
DM        2,351,111       $1,498,000          3/7/95         (22,197)
DKK      17,811,874       $2,896,000          3/7/95         (32,365)
ESP     251,824,800       $1,902,000          3/7/95          (3,101)
FIM       7,774,030       $1,595,000          3/7/95         (47,540)
GBP         387,890       $  606,000          3/7/95            (613)
IEP       1,163,810       $1,779,000          3/7/95         (19,192)
ITL     994,323,200       $  608,000          3/7/95          (2,366)
NOK      10,255,199       $1,497,000          3/7/95         (20,713)
                                                           ---------
                                                           ($105,129)
                                                           =========

              The accompanying notes are an integral part of these
                              financial statements.

================================================================================
The Lazard Funds, Inc.
Lazard Small Cap Portfolio
Portfolio of Investments--December 31, 1994

--------------------------------------------------------------------------------
                                                 Number
Description                                     of Shares         Value
--------------------------------------------------------------------------------

Common Stocks--95.6%
Auto Parts--5.2%
     A.O. Smith-- Class B                       192,000     $  4,704,000
     Automotive Industries Holding Inc. (a)      15,000          303,750
     Durakon Industries Inc. (a)                250,000        4,312,500
     Lear Seating Corp. (a)                     248,300        4,934,962
     Standard Motor Products Inc.               215,000        4,246,250
     Superior Industries International Inc.     138,500        3,652,938
                                                            ------------
                                                              22,154,400
                                                            ------------

Broadcasting--2.1%
     Evergreen Media (a)                        252,000        4,410,000
     Renaissance Communications Corp. (a)       172,500        4,786,875
                                                            ------------
                                                               9,196,875
                                                            ------------

Building & Construction--2.0%
     Centex Construction Products Inc. (a)      288,400        3,568,950
     Lamson & Sessions Company (a)              284,900        1,709,400
     Redman Industries (a)                      200,000        3,400,000
                                                            ------------
                                                               8,678,350
                                                            ------------

Chemicals & Plastics--1.8%
     Fuller H B Co.                             109,000        3,719,625
     Mississippi Chemical Corp. (a)             220,000        3,822,500
                                                            ------------
                                                               7,542,125
                                                            ------------

Communications--5.2%
     ACS Enterprises Inc. (a)                   200,000        1,750,000
     Associated Group Inc. Class A (a)           56,650        1,331,275
     Associated Group Inc. Class B (a)           56,650        1,331,275
     Cablevision Systems Corp. (a)               84,600        4,272,300
     Cellular Communications Puerto Rico (a)    195,058        6,534,443
     International Cabletel Inc. (a)            200,000        5,550,000
     Preferred Entertainment Inc. (a)           158,100        1,739,100
                                                            ------------
                                                              22,508,393
                                                            ------------

Consumer Goods--1.2%
     American Recreation Holdings Inc. (a)      281,000        1,896,750
     Triarc Cos Inc. (a)                        289,300        3,399,275
                                                            ------------
                                                               5,296,025
                                                            ------------

Cosmetics & Toiletries--0.2%
     Maybelline Inc.                             57,600        1,036,800
                                                            ------------

Drugs & Health Care--2.9%
     Pharma Patch Plc (a),(b),(c)               217,500          170,626
     Trinity Biotech Plc (a),(c)                192,055          396,113
     Sci Medical Life Systems Inc. (a)           93,200        4,706,600
     Sun Healthcare Group Inc. (a)              289,552        7,347,382
                                                            ------------
                                                              12,620,721
                                                            ------------

Electrical Equipment--1.3%
     Belden Inc.                                252,900        5,627,025
                                                            ------------

Energy--3.3%
     Enterra Corp. (a)                          212,000        4,028,000
     Helmerich & Payne Inc.                     241,500        6,188,438
     Vintage Petroleum Inc.                     245,000        4,134,375
                                                            ------------
                                                              14,350,813
                                                            ------------

Financial Services--7.9%
     Albank Financial Corp.                     169,000        3,929,250
     Baybanks Inc.                               61,900        3,265,225
     Cullen Frost Bankers Inc.                   74,000        2,284,750
     Eaton Vance Corp.                          130,000        3,640,000
     Independent Bancorp of Arizona
       Inc. (a),(c)                             121,900        2,773,225
     Michigan National Corp.                     48,031        3,590,317
     Rollins Truck Leasing Corp.                348,000        4,132,500
     Signet Banking Corp.                       221,000        6,326,125
     West One Bancorp                           156,800        4,155,200
                                                            ------------
                                                              34,096,592
                                                            ------------

Food & Beverage--0.9%
     Dr Pepper/Seven Up Cos. Inc. (a)           147,400        3,777,125
                                                            ------------

Household Appliances & Home Furnishings--1.1%
     Ethan Allen Interiors Inc. (a)             188,000        4,559,000
                                                            ------------

Industrial & Machinery--4.6%
     Harnischfeger Industries Inc.              230,400        6,480,000
     Mark IV Industries Inc.                    361,395        7,137,551
     Trinova Corp.                              211,400        6,209,875
                                                            ------------
                                                              19,827,426
                                                            ------------

Insurance--4.3%
     Alexander & Alexander Services             239,700        4,434,450
     American Bankers Insurance Group Inc.      150,100        3,602,400
     Continental Corp.                          220,100        4,181,900
     Gryphon Holdings Inc. (a)                  150,000        2,006,250
     John Alden Financial Corp.                 140,000        4,025,000
                                                            ------------
                                                              18,250,000
                                                            ------------

Machinery--1.4%
     Briggs & Stratton Corp.                    186,400        6,104,600
                                                            ------------

Manufacturing--9.8%
     Allen Group Inc.                           362,600        8,657,075
     Alltrista Corp. (a)                        311,400        6,150,150
     Amtrol Inc.                                175,000        2,975,000
     Crane Co.                                  212,800        5,719,000
     Pentair Inc.                               139,500        5,893,875
     Sudbury Inc. (a)                            87,000          511,125
     Varlen Corp.                               204,500        5,317,000
     Wabash National Corp.                      179,850        7,014,150
                                                            ------------
                                                              42,237,375
                                                            ------------

Paper Products--0.8%
     Chesapeake Corp.                            98,100        3,237,300
                                                            ------------

Publishing--1.5%
     Houghton Mifflin Company                   144,000        6,534,000
                                                            ------------

Retailing--15.3%
     Alexanders Inc. (a)                         80,000        4,230,000
     Carson Pirie Scott & Company Illinois (a)  335,600        6,376,400
     Fingerhut Cos. Inc.                        363,300        5,631,150
     Hills Store Co. (a)                        425,000        8,818,750
     Home Shopping Network Inc. (a)             408,000        4,080,000
     Jones Apparel Group Inc. (a)               171,400        4,413,550
     Fred Meyer Inc. (a)                        176,900        5,439,675
     Penn Traffic Co. (a)                       107,100        4,069,800
     Revco Inc. (a)                             390,962        9,236,477
     The Good Guys Inc. (a)                     480,000        5,700,000
     United States Shoe Corp.                   407,200        7,635,000
                                                            ------------
                                                              65,630,802
                                                            ------------

================================================================================
The Lazard Funds, Inc.
Lazard Small Cap Portfolio
Portfolio of Investments--December 31, 1994 (continued)

--------------------------------------------------------------------------------
                                                 Number
Description                                     of Shares         Value
--------------------------------------------------------------------------------

Real Estate--6.0%
     Avalon Properties Inc.                     146,100     $  3,360,300
     Bay Apartment Community Inc.               175,000        3,521,875
     Centerpoint Properties Corp.               200,000        3,900,000
     Crescent Real Estate Equities              143,400        3,889,725
     Crown American Realty Trust                160,800        2,170,800
     Felcor Suite Hotels Inc.                   130,000        2,535,000
     G L Reality Corp.                          200,000        2,600,000
     Liberty Property                           196,500        3,856,312
                                                            ------------
                                                              25,834,012
                                                            ------------

Services--2.1%
     Gtech Holdings Corp. (a)                   434,800        8,859,050
                                                            ------------

Steel--3.2%
     Lukens Inc.                                233,800        6,809,425
     National Steel Corp. (a)                   471,000        6,829,500
                                                            ------------
                                                              13,638,925
                                                            ------------

Technology--9.8%
     Antec Corp. (a)                            218,500        4,014,938
     Cirrus Logic Inc. (a)                      153,100        3,444,750
     Exar Corp. (a)                             171,300        4,196,850
     Informix Corp. (a)                         147,400        4,735,225
     Integrated Device Technology               315,600        9,310,200
     LSI Logic Corp. (a)                         90,400        3,649,900
     Tektronix Inc.                             146,100        5,003,925
     Verbex Voice Systems Inc. (a),(c)          867,786        1,180,501
     Wang Labs Inc. (a)                         643,100        6,511,387
                                                            ------------
                                                              42,047,676
                                                            ------------

Telephone--0.8%
     Southwestern Bell Corp.                     81,576        3,293,631
                                                            ------------

Tires & Rubber--0.9%
     TBC Corp. (a)                              428,800        3,966,400
                                                            ------------

Total Common Stocks
  (Identified cost $379,074,120)                             410,905,441
                                                            ------------

                                               Principal
                                                Amount
                                             -----------

Convertible Bonds--0.3%
Restaurants, Lodging & Entertainment--0.3%
     Interactive Light Holdings 8%,
       12/31/97 (c) (Identified cost
       $1,000,000)                           $1,000,000        1,000,000
                                                            ------------

Short Term Investments--3.5%
Federal Agencies--3.4%
     Federal Home Loan Bank Consolidated
       Discount Note, 5.77%, 1/6/95           2,090,000        2,088,325
     Federal National Mortgage Association,
       5.77%, 1/3/95                         12,730,000       12,725,920
                                                            ------------
                                                              14,814,245
                                                            ------------

U.S. Government Obligations--0.1%
     United States Treasury Bills,
     4.65%, 2/2/95                              485,000          482,995
                                                            ------------

Total Short Term Investments
   (Identified cost $15,297,240)                              15,297,240
                                                            ------------

Total Investments
  (Identified cost $395,371,360)(d)                99.4%     427,202,681
Cash and Other Assets in Excess of Liabilities      0.6        2,469,942
                                                  -----     ------------
Net Assets                                        100.0%    $429,672,623
                                                  =====     ============

(a)  Non-income producing security.

(b)  American Depository Receipts.

(c)  Private placement (see note 6).

(d) The aggregate cost for federal income tax purposes is $395,371,360 aggregate gross unrealized appreciation is $53,562,747 and the aggregate gross unrealized depreciation is $21,731,426, resulting in net unrealized appreciation of $31,831,321.


              The accompanying notes are an integral part of these
                              financial statements.

================================================================================
The Lazard Funds, Inc.
Lazard International Small Cap Portfolio
Portfolio of Investments--December 31, 1994

--------------------------------------------------------------------------------
                                                 Number
Description                                     of Shares         Value
--------------------------------------------------------------------------------

Common Stocks--90.2%
Austria--4.9%
     AMS Austria Mikros                          31,500      $ 2,373,871
     BWT AG                                      11,100        1,704,561
                                                            ------------
Total Austria                                                  4,078,432
                                                            ------------

Australia--3.8%
     Pacific Mutual Ltd.                        991,200        1,567,966
     Shomega Ltd.                             1,282,700        1,591,439
                                                            ------------
Total Australia                                                3,159,405
                                                            ------------

Belgium--2.4%
     Tessenderlo Chemie Class B NPV               5,800        1,950,959
     Tessenderlo Chemie New NPV                      92           28,922
                                                            ------------
Total Belgium                                                  1,979,881
                                                            ------------

Brazil--1.9%
     Capco Automotive Products Corp. (a)        130,700        1,568,400
                                                            ------------

Canada--1.0%
     Sceptre Resources Ltd. (a)                 130,400          848,232
                                                            ------------

Denmark--3.2%
     Danske Luftfartsel (a)                       3,270        2,660,503
                                                            ------------

Finland--5.1%
     Huhtamaki Oy                                84,800        2,809,962
     Valmet                                      74,400        1,414,825
                                                            ------------

Total Finland                                                  4,224,787
                                                            ------------

France--3.5%
     GTM Entrepose                               16,600        1,174,525
     Unibail SA                                  19,400        1,772,552
                                                            ------------

Total France                                                   2,947,077
                                                            ------------

Germany--2.0%
     Dorries Scharmann                           13,800        1,691,940
                                                            ------------

Hong Kong--4.9%
     Acme Landis Holdings                     4,690,000          563,709
     ASM Pacific Tech                         2,109,000        1,253,816
     Manhattan Card Company                   4,026,000        1,534,953
     Tungtex Holdings                         6,597,000          767,341
                                                            ------------
Total Hong Kong                                                4,119,819
                                                            ------------

Indonesia--1.5%
     Mulia Industrindo (a)                      471,000        1,285,714
                                                            ------------

Luxemborg--1.9%
     Arbed SA                                    10,700        1,607,859
                                                            ------------

Mexico--4.1%
     Grupo Fernandez Editores Series B (a)      695,000          740,402
     Grupo Posadas SA Series A (a)            1,064,600          830,281
     Hylsamex SA de CV (a), (b)                  75,000        1,275,000
     Servicio Financieros Quadram
       Class A (a), (b)                          86,600         552,075
                                                            ------------
Total Mexico                                                   3,397,758
                                                            ------------

Netherlands--1.7%
     Van Ommeren                                 52,700        1,384,365
                                                            ------------

Norway--9.6%
     Elkem AS                                   187,700        2,428,650
     Norske Skogsindust A                        56,210        1,579,283
     Trans Ocean Drilling (a)                   279,000        2,310,388
     Unitor AS                                   99,300        1,673,967
                                                            ------------
Total Norway                                                   7,992,288
                                                            ------------

Pakistan--0.0%
     Lever Brothers                                 540           15,356
     Packages                                       750            4,022
                                                            ------------
Total Pakistan                                                    19,378
                                                            ------------

Portugal--1.6%
     Corticeira Amorim SA (a)                    80,500        1,341,751
                                                            ------------

Puerto Rico--1.0%
     Cellular Communications
       Puerto Rico (a), (b)                      25,300          847,550
                                                            ------------

South Africa--1.7%
     Safmarine & Rennies                        445,000        1,447,999
                                                            ------------

South Korea--2.2%
     Keumkang                                    14,900        1,408,744
     Pacific Corp.                               21,650          441,100
                                                            ------------
Total South Korea                                              1,849,844
                                                            ------------

Spain--3.8%
     Asturiana De Zinc                          127,000        1,379,753
     Corporation Finance Reunida (a)            580,200        1,785,231
                                                            ------------
Total Spain                                                    3,164,984
                                                            ------------

Sweden--12.2%
     Arjo AB                                    133,400        2,441,579
     Avesta Sheffield                           176,100        1,741,898
     Hoganas AG (a)                             113,800        1,761,231
     ICB Shipping Class B                       208,500        1,936,116
     Linjebuss                                   77,000        1,378,220
     Munksjo AB                                 107,700          876,894
                                                            ------------
Total Sweden                                                  10,135,938
                                                            ------------

Switzerland--6.6%
     Bossard Holdings AG                            600          815,890
     Danzas Holding                               6,800        1,194,805
     Phoenix Meccano                              2,160          701,299
     Reiseburo Kuoni                              1,270        1,639,648
     Swisslog                                     4,990        1,124,561
                                                            ------------
Total Switzerland                                              5,476,203
                                                            ------------

Thailand--0.7%
     Swedish Motors                              97,200          600,120
                                                            ------------

United Kingdom--8.9%
     Bell Cablemedia PLC (a)                     37,400          757,350
     Greycoat                                   832,175        1,608,099
     Powerscreen International                  357,000        1,312,705
     Seeboard                                   263,200        1,993,253
     Smith Newcourt PLC                         254,000        1,740,761
                                                            ------------
Total United Kingdom                                           7,412,168
                                                            ------------

Total Common Stocks
  (Identified cost $78,138,268)                               75,242,395
                                                            ------------

================================================================================
The Lazard Funds, Inc.
Lazard International Small Cap Portfolio
Portfolio of Investments--December 31, 1994 (continued)

--------------------------------------------------------------------------------
                                                 Number
Description                                     of Shares         Value
--------------------------------------------------------------------------------

Preferred Stocks--3.5%
Germany--2.5%
     Mobel Walther Prf AG                         4,687      $ 2,123,169
                                                            ------------

United Kingdom--1.0%
     Signet Group PLC (a) (b)                        16          800,000
                                                            ------------

Total Preferred Stocks
  (Identified cost $2,682,338)                                 2,923,169
                                                            ------------

                                                Principal
                                                 Amount
                                                ---------
Short Term Investments--6.6%
U.S. Government Obligations--6.6%
     United States Treasury Bills,
       4.64%, 2/2/95                            $5,569,000     5,546,050
                                                            ------------

Total Short Term Investments
  (Identified cost $5,546,050)                                 5,546,050
                                                            ------------

Total Investments
  (Identified cost $86,366,656) (c)               100.3%      83,711,614

Liabilities in Excess of Cash and
  Other Assets                                     (0.3)        (279,408)
                                                  -----     ------------
Net Assets                                        100.0%    $ 83,432,206
                                                  =====     ============

(a)  Non-income producing security.

(b)  American Depository Receipts.

(c) The aggregate cost for federal income tax purposes is $86,366,656 aggregate gross unrealized appreciation is $4,915,389 and the aggregate gross unrealized depreciation is $7,570,431, resulting in net unrealized depreciation of $2,655,042.

  * Percentages of common and preferred stocks are presented in the portfolio by country. Percentages by industry are as follows: Apparel & Textiles 0.9%, Automotive 2.6%, Building & Housing 3.8%, Chemicals & Plastics 2.9%, Communication Services 2.9%, Conglomerates 3.9%, Construction Materials 1.7%, Electrical Equipment 3.7%, Energy 3.8%, Engineering & Construction 1.4%, Entertainment 1.0%, Financial Services 6.5%, Food & Beverage 3.4%, Forest Products 2.9%, Healthcare 2.9%, Hotels & Restaurants 2.0%, Industrial & Machinery 6.4%, Metals 6.5%, Paper Products 3.3%, Publishing 0.9%, Real Estate 4.1%, Retailing 3.5%, Steel 5.7%, Shipbuilding 2.3%, Shipping Services 2.0%, Technology 1.5%, Telephone 0.9%, Transportation 1.6%, Transportation & Freight Services 6.3%, Utilities 2.4%.


Forward Foreign Currency Contracts open at December 31,1994:

                                                            Unrealized
    Contracts            In Exchange         Delivery      Appreciation
   to Deliver                For               Date       (Depreciation)
----------------        ------------          ------      --------------
BFS 135,737,400          $4,205,000           3/8/95       ($  70,570)
PTS 222,780,900          $1,682,000           3/8/95           (3,270)
FRF  22,712,467          $4,205,000           3/8/95          (49,264)
PTE 410,012,730          $2,523,000           3/8/95          (35,615)
SKR  63,473,612          $8,411,000           3/8/95         (104,281)
                                                            ---------
                                                            ($263,000)
                                                            =========


              The accompanying notes are an integral part of these
                              financial statements.

================================================================================
The Lazard Funds, Inc.
Lazard Special Equity Portfolio
Portfolio of Investments--December 31, 1994

--------------------------------------------------------------------------------
                                                 Number
Description                                     of Shares         Value
--------------------------------------------------------------------------------

Common Stocks--96.4%
Aerospace & Defense--5.9%
     Logicon Inc.                                20,000     $    597,500
     Tech Sym Corp. (a)                         130,000        3,055,000
                                                            ------------
                                                               3,652,500
                                                            ------------

Building & Housing--5.2%
     Puerto Rican Cement Co, Inc.               112,500        3,164,063
                                                            ------------

Business Services and Supplies--1.8%
     Ennis Business Forms Inc.                   90,000        1,125,000
                                                            ------------

Chemicals & Plastics--6.5%
     Aceto Corp.                                190,000        2,565,000
     MacDermid Inc.                              38,400        1,401,600
                                                            ------------
                                                               3,966,600
                                                            ------------

Electronics--2.7%
     Espey Manufacturing & Electronics
       Corp. (b)                                 92,000        1,150,000
     Keithley Instruments Inc.                   50,000          500,000
                                                            ------------
                                                               1,650,000
                                                            ------------

Food & Beverage--2.9%
     Farmer Brothers Co.                         15,000        1,800,000
                                                            ------------

Household Appliances & Home Furnishings--14.1%
     Allen Organ Co. Class B                     92,800        3,294,400
     Boston Acoustics Inc.                       60,000        1,035,000
     National Presto Industries Inc.             78,500        3,257,750
     Pulaski Furniture Corp.                     17,000          272,000
     Virco Manufacturing Co.                     90,000          832,500
                                                            ------------
                                                               8,691,650
                                                            ------------

Industrial & Machinery--7.4%
     Paul Mueller Co.                            30,287          863,179
     Robbins And Myers Inc.                      90,000        1,530,000
     Tecumseh Prods Co.                          40,000        1,800,000
     Tennant Company                              7,400          344,100
                                                            ------------
                                                               4,537,279
                                                            ------------

Miscellaneous--8.5%
     Deflecta Shield Corp. (a)                   19,300          161,637
     Tranzonic Companies Class A                 80,000        1,360,000
     Tranzonic Companies Class B                 40,000          680,000
     Versa Technologies Inc.                     60,000          765,000
     Wyle Labs                                  115,000        2,242,500
                                                            ------------
                                                               5,209,137
                                                            ------------

Multi-Industry--2.9%
     American Filtrona Corp.                     30,000          810,000
     Eastern Co.                                 30,000          390,000
     Latshaw Enterprises Inc. (a), (b)           38,400          316,800
     Raven Industries Inc.                       15,000          281,250
                                                            ------------
                                                               1,798,050
                                                            ------------

Restaurants, Lodging & Entertainment--3.7%
     Bowl America Inc. Class A                   40,000          640,000
     International Dairy Queen Class A (a)      100,000        1,650,000
                                                            ------------
                                                               2,290,000
                                                            ------------

Retailing--9.0%
     Arden Group Inc. Class A (a)                30,000        1,290,000
     Blair Corp.                                 76,900        3,076,000
     Claire's Stores Inc.                        33,300          399,600
     Crown Books Corp. (a)                        3,000           46,500
     Medicine Shoppe International               12,000          321,000
     Strawbridge & Clothier Class A              17,000          380,375
                                                            ------------
                                                               5,513,475
                                                            ------------

Services--11.6%
     AFA Protective Systems Inc. (a), (b)        15,100        1,434,500
     Barra Inc. (a)                              35,000          245,000
     Ecology and Environment Inc.               115,395        1,024,131
     Greiner Engineering Inc.                    35,000          367,500
     Grey Advertising Inc.                        3,500          511,000
     Hilb, Rogal & Hamilton Co.                  20,000          242,500
     Penn Engineering & Manufacturing Corp.      25,000        1,050,000
     Value Line Inc.                             78,000        2,262,000
                                                            ------------
                                                               7,136,631
                                                            ------------


Textiles, Shoes and Apparel--14.2%
     Cone Mills Corp. (a)                        45,000          534,375
     Fab Industries Inc.                         75,000        2,334,375
     Garan Inc.                                 111,000        1,803,750
     Superior Surgical Manufacturing Co. Inc.   150,000        1,875,000
     Thomaston Mills Inc. Class A               120,000        1,680,000
     Weyco Group Inc.                            15,000          521,250
                                                            ------------
                                                               8,748,750
                                                            ------------

Total Common Stocks
  (Identified cost $54,097,356)                               59,283,135
                                                            ------------

                                              Principal
                                               Amount
                                              ---------
Short Term Investments--11.2%
Commerical Paper--1.7%
     Ford Motor Credit Corp.,
       5.875%, 1/3/95                        $  720,000          719,765
     Ford Motor Credit Corp.,
       5.90%, 1/4/95                            295,000          294,855
                                                            ------------
                                                               1,014,620
                                                            ------------

Federal Agencies--8.8%
     Federal National Mortgage Association
       Discount Note, 5.77%, 1/3/95           5,425,000        5,423,261
                                                            ------------

U.S. Government Obligations--0.7%
     United States Treasury Bills,
       5.17%, 2/9/95                            459,000          456,521
                                                            ------------

Total Short Term Investments
  (Identified cost $6,894,402)                                 6,894,402
                                                            ------------

Total Investments
  (Identified cost $60,991,758) (c)               107.6%      66,177,537
Liabilities in Excess of Cash and Other Assets     (7.6)      (4,679,932)
                                                  -----      -----------
Net Assets                                        100.0%     $61,497,605
                                                  =====      ===========

(a)  Non-income producing security.

(b) Affiliated issuer under the Investment Company Act of 1940 inasmuch as the Portfolio owns more than 5% of the voting securities of the Company.

(c) The aggregate cost for federal income tax purposes is $60,991,758 aggregate gross unrealized appreciation is $9,208,137 and the aggregate gross unrealized depreciation is $4,022,358, resulting in net unrealized appreciation of $5,185,779.

              The accompanying notes are an integral part of these
                              financial statements.

================================================================================
The Lazard Funds, Inc.
Lazard Emerging Markets Portfolio
Portfolio of Investments--December 31, 1994

--------------------------------------------------------------------------------
                                              Number of
Description                                    Shares             Value
--------------------------------------------------------------------------------

Common Stocks--90.9%
Argentina--4.8%
     Banco Frances Rio Plata                   53,100       $    350,425
     Corporation Cementera Argentina
       Class B (a)                             17,000            112,189
     Juan Minetti                              22,000            108,889
     YPF Sociedad Anonima Class D (b)          11,400            243,664
                                                            ------------
     Total Argentina                                             815,167
                                                            ------------

Brazil--10.5%
     Banco Bradesco SA                     34,000,000            285,006
     Capco Automotive Products Corp. (a)       21,700            260,400
     Ceval Alimentos SA                    24,000,000            326,139
     Dixie Lalekla SA (a)                     467,000            468,654
     Melpaper SA (a)                          830,500            441,234
                                                            ------------
     Total Brazil                                              1,781,433
                                                            ------------

Chile--3.0%
     Compania De Telefonos Chile S (b)          4,200            330,750
     Vina Concha Y Toro SA (b)                 11,000            181,500
                                                            ------------
     Total Chile                                                 512,250
                                                            ------------

Colombia--4.7%
     Cementos Paz Del Rio SA (a),(b)           18,300            356,850
     Gran Cadena De Almacenes
       Class B (a),(b)                         28,000            441,000
                                                            ------------
     Total Colombia                                              797,850
                                                            ------------

Czech Republic--1.6%
     Central European Media
       Entertainment Light Class A (a)         20,000            280,000
                                                            ------------

Greece--1.9%
     Ergo Bank                                  4,000            164,848
     Titan Cement Co.                           5,500            161,495
                                                            ------------
     Total Greece                                                326,343
                                                            ------------

Hong Kong--4.9%
     Harbin Power Equipment                 1,248,000            419,360
     Luoyang Glass Co. Class H (a)            530,000            202,068
     Peregrine Investment                     187,000            219,929
                                                            ------------
     Total Hong Kong                                             841,357
                                                            ------------

Hungary--1.7%
     Danubius Hotel                            31,600            290,446
                                                            ------------

India--3.0%
     DCW Ltd. S (a)                            14,000            217,000
     Larsen & Toubro Ltd. (a),(b)              20,000            300,000
                                                            ------------
     Total India                                                 517,000
                                                            ------------

Indonesia--7.3%
     Hanjaya Mandala Sampoerna                 82,500            405,368
     Indorama Synthetic                        77,000            280,255
     Kawasan Industries (a)                    93,000            211,355
     PT Indonesian Satellite (a),(b)            9,500            339,625
                                                            ------------
     Total Indonesia                                           1,236,603
                                                            ------------

Malaysia--5.6%
     Aokam Perdana Berhad                      42,000            259,878
     Genting Berhad                            33,000            283,023
     Technology Resources Industries
       Berhad (a)                              41,000            130,860
     Technology Resources Industries
        Berhad Conv                             300,000          286,500
                                                            ------------
     Total Malaysia                                              960,261
                                                            ------------

Mexico--16.2%
     Empaques Ponderosa Series B               86,100            216,332
     Grupo Fernandez Editores Series B (a)    190,000            202,412
     Grupo Financiero Banorte Series B (a)    171,000            444,084
     Grupo Posadas SA Series A (a)            333,800            260,330
     Grupo Tribasa (a)                         57,000            475,477
     Hylsamex SA de CV (a),(b)                 14,000            238,000
     Nacional Financiero SNC Prides
       1998 Conv                                7,745            313,673
     Pan American Beverage Class A (b)         13,200            417,450
     Servicio Financieros Quadram
       Class A (a),(b)                         29,600            188,700
                                                            ------------
     Total Mexico                                              2,756,458
                                                            ------------

Peru--5.5%
     Backus & Johnston                        116,339            262,083
     Banco Wiese (a),(b)                       21,200            397,500
     Cementos Lima                             14,000            268,910
                                                            ------------
     Total Peru                                                  928,493
                                                            ------------

Portugal--1.6%
     Corticeira Amorim SA (a)                  16,800            280,018
                                                            ------------

Russia--2.1%
     First NIS Regional Fund (a)               88,000            352,000
                                                            ------------

South Africa--6.7%
     Iscor                                    339,100            388,066
     Murray & Roberts                          10,100            270,359
     Safmarine & Rennies                      146,000            475,074
                                                            ------------
     Total South Africa                                        1,133,499
                                                            ------------

South Korea--5.7%
     Pacific Corp.                             18,000            366,734
     Pohang Iron & Steel                        2,700            272,654
     Samsung Electronics Ltd. 144A
       Non-Voting (b)                            6,700           328,300
                                                            ------------
     Total South Korea                                           967,688
                                                            ------------

Sri Lanka--0.9%
     Blue Diamond Jewel (a)                   210,470            155,880
                                                            ------------

Thailand--3.2%
     Hua Thai Manufacturing Plc                49,400            123,720
     Swedish Motors                            40,000            246,963
     Thai Airways                             111,000            172,436
                                                            ------------
     Total Thailand                                              543,119
                                                            ------------

Total Common Stocks
  (Identified cost $16,982,865)                               15,475,865
                                                            ------------

================================================================================
The Lazard Funds, Inc.
Lazard Emerging Markets Portfolio
Portfolio of Investments--December 31, 1994 (continued)

--------------------------------------------------------------------------------
                                              Principal
Description                                    Amount             Value
--------------------------------------------------------------------------------

Bonds--2.6%
Argentina--2.6%
     Argentina Pensioner Bocon, 1.00%,
       4/1/01 (c)                              $600,000     $    444,000
                                                            ------------
Total Bonds
  (Identified cost $470,400)                                     444,000
                                                            ------------

Short Term Investments--4.0%
Federal Agencies--1.9%
     Federal National Mortgage Association
       Discount Note, 5.77%, 1/3/95             315,000          314,899
                                                            ------------

U.S. Government Obligations--2.1%
     United States Treasury Bills,
       4.95%, 2/2/95                            360,000          358,324
                                                            ------------

Total Short Term Investments
  (Identified cost $673,223)                                     673,223
                                                            ------------

Total Investments
  (Identified cost $18,126,488) (d)                97.5%      16,593,088
Cash and Other Assets in Excess of Liabilities      2.5          431,817
                                                  -----     ------------
Net Assets                                        100.0%     $17,024,905
                                                  =====     ============


(a)  Non-income producing security.

(b)  American Depository Receipts.

(c)  United States dollar denominated security.

(d) The aggregate cost for federal income tax purposes is $18,126,488 aggregate gross unrealized appreciation is $627,012 and the aggregate gross unrealized depreciation is $2,160,412, resulting in net unrealized depreciation of $1,533,400.

  * Percentage of common stocks are presented in the portfolio by currency denomination. Percentages by industry are as follows: Apparel & Textiles 0.7%, Automotive 1.5%, Auto Parts 1.5%, Broadcasting 1.6%, Building & Housing 6.1%, Chemicals & Plastics 4.0%, Communications 8.2%, Construction Materials 7.1%, Consumer Goods 3.1%, Electrical Equipment 2.5%, Electronics 1.9%, Financial Services 12.0%, Food & Beverage 7.0%, Forest Products 3.2%, International Oil 1.4%, Investment Companies 2.1%, Paper Products 3.9%, Petrochemicals 1.7%, Publishing 1.2%, Restaurants, Lodging & Entertainment 4.9%, Retailing 2.6%, Real Estate 1.2%, Steel 5.3%, Tobacco 2.4%, Transportation 1.0%, Transportation & Freight Services 2.8%.

Forward Foreign Currency Contracts open at December 31, 1994:

                                                             Unrealized
          Contracts          In Exchange      Delivery      Appreciation
         to Deliver              For            Date       (Depreciation)
      ----------------       -----------       ------      --------------
        IDR 1,610,080           $733           1/3/95            --


              The accompanying notes are an integral part of these
                              financial statements.

---------------------------------------------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1994


---------------------------------------------------------------------------------------------------------------------
                                           LAZARD           LAZARD                         LAZARD
                            LAZARD      INTERNATIONAL    INTERNATIONAL      LAZARD        STRATEGIC         LAZARD
                            EQUITY         EQUITY        FIXED-INCOME        BOND           YIELD         SMALL CAP
                           PORTFOLIO      PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value*   $86,353,791     $816,874,147     $34,661,487     $24,030,179    $59,537,996     $427,202,681
$66,177,537              $16,593,088
Cash                             886          426,548             231              94            141              176
Receivables for:
  Investments sold         1,248,959        4,891,509          82,712          --          1,310,527        5,339,067
  Dividends and interest     197,209        1,343,990       1,173,781         467,934      1,893,796          415,524
  Capital stock sold       1,725,657       12,578,453           --             25,147         25,000        1,327,230
Due from manager (note 3)      --               --                             20,226          --               --
Deferred organizational
  expenses (note 2)            --              24,770          25,201          25,273         23,726           24,806
Other                          --              23,780           1,225           --             --               --
                         -----------     ------------      ----------      ----------     ----------      -----------
Total assets              89,526,502      836,163,197      35,944,637      24,568,853     62,791,186      434,309,484
                         -----------     ------------      ----------      ----------     ----------      -----------

LIABILITIES
Payables for:
  Investments purchased         --            910,807            --              --            --           4,106,277
  Capital stock
    repurchased               20,000          767,933            --            10,000          1,400            7,091
  Dividends declared          10,412           17,556          28,194          21,325         44,344          140,276
Investment management
  fees payable (note 3)      330,183          523,506          56,179            --          255,657          262,515
Net foreign currency
  contracts (note 2)            --          1,682,717           1,817            --          105,129           --
Due to custodian                --              --               --              --            --              --
Due to Manager (note 3)         --              --               --              --            --              --
Accrued expenses and
  other payables              60,689          383,696          55,693          43,994         56,325          120,702
                          ----------      -----------      ----------      ----------     ----------      -----------
Total liabilities            421,284        4,286,215         141,883          75,319        462,855        4,636,861
                          ----------      -----------      ----------      ----------     ----------      -----------
Net assets, at value      89,105,218      831,876,982      35,802,754      24,493,534     62,328,331      429,672,623
                          ==========      ===========      ==========      ==========     ==========      ===========

NET ASSETS
Paid in capital           85,181,181      822,772,036      35,983,526      26,569,782     67,682,264      397,194,343
Accumulated undistributed
  investment income--net     (12,571)           1,965           1,314           --           (13,973)         848,046
Unrealized appreciation
  (depreciation) on:
  Investments--net         4,317,570       24,522,549        (136,685)       (918,773)    (2,185,497)      31,831,321
  Foreign exchange
    transactions--net          --          (1,658,002)          4,811           --           (97,395)          --
Accumulated undistributed
  realized gain
  (loss)--net               (380,962)     (13,761,566)        (50,212)     (1,157,475)    (3,057,068)        (201,087)
                         -----------     ------------     -----------     -----------    -----------     ------------
NET ASSETS, AT VALUE     $89,105,218     $831,876,982     $35,802,754     $24,493,534    $62,328,331     $429,672,623
                         -----------     ------------     -----------     -----------    -----------     ------------
Shares of capital stock
  outstanding**            6,482,310       74,103,632       3,499,078       2,650,557      6,846,915       29,940,743
                          ----------     ------------     -----------     -----------    -----------     ------------
NET ASSET VALUE PER SHARE $    13.75     $      11.23     $     10.23     $      9.24    $      9.10     $      14.35
                          ==========     ============     ===========     ===========    ===========     ============

---------------------------------------------------------------------
                          LAZARD            LAZARD          LAZARD
                       INTERNATIONAL        SPECIAL        EMERGING
                         SMALL CAP          EQUITY          MARKETS
                         PORTFOLIO         PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------
ASSETS
Investments, at value*  $83,711,614       $66,177,537     $16,177,537
Cash                          --                1,931         449,209
Receivables for:
  Investments sold            2,797           246,268         219,625
  Dividends and interest     77,102           142,787           8,200
  Capital stock sold        261,400           200,945         236,415
Due from manager (note 3)     --                --              --
Deferred organizational
  expenses (note 2)          13,813             --             18,810
Other                         --                --              --
                         ----------        ----------      ----------
Total assets             84,066,726        66,769,468      17,525,347
                         ----------        ----------      ----------

LIABILITIES
Payables for:
  Investments purchased       --               26,300         449,834
  Capital stock
    repurchased                 958         4,920,478           --
  Dividends declared          --               38,267           --
Investment management
  fees payable (note 3)     254,805           264,385           --
Net foreign currency
  contracts (note 2)        263,000             --              --
Due to custodian              2,591             --              --
Due to Manager (note 3)      17,642             --             20,680
Accrued expenses and
  other payables             95,524            22,433          29,928
                         ----------        ----------      ----------
Total liabilities           634,520         5,271,863         500,442
                         ----------        ----------      ----------
Net assets, at value     83,432,206        61,497,605      17,024,905
                         ==========        ==========      ==========

NET ASSETS
Paid in capital          89,858,286        54,762,037      18,726,579
Accumulated
  undistributed
  investment income--net      1,577              (918)         --
Unrealized appreciation
  (depreciation) on:
  Investments--net       (2,655,042)        5,185,779      (1,533,400)
  Foreign exchange
    transactions--net      (260,777)           --               1,082
Accumulated
  undistributed
  realized gain
  (loss)--net            (3,511,838)        1,550,707        (169,356)
                        -----------       ----------      -----------
NET ASSETS, AT VALUE    $83,432,206       $61,497,605     $17,024,905
                        -----------       -----------     -----------
Shares of capital stock
  outstanding**           8,034,455         5,170,257       1,727,237
                        -----------       -----------     -----------
NET ASSET VALUE
  PER SHARE             $     10.38      $      11.8      $      9.86
                        ===========      ===========      ===========


  * For identified cost, see accompanying portfolios of investments ** $0.001 par value, 1,000,000,000 shares authorized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
STATEMENTS OF OPERATIONS
FOR THE PERIOD DECEMBER 31, 1994

---------------------------------------------------------------------------------------------------------
                                        LAZARD          LAZARD                    LAZARD
                             LAZARD  INTERNATIONAL  INTERNATIONAL    LAZARD      STRATEGIC      LAZARD
                             EQUITY     EQUITY      FIXED-INCOME      BOND         YIELD       SMALL CAP
                            PORTFOLIO  PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
Income:
  Interest*              $  226,035  $ 1,698,667     $1,430,166    $1,397,145   $4,597,223    $  876,311
  Dividends*              1,255,743   11,297,567         --            --            --        4,516,808
                         ----------  -----------     ----------    ----------   ----------    ----------
Total investment income   1,481,778   12,996,234      1,430,166     1,397,145    4,597,223     5,393,119
                         ----------  -----------     ----------    ----------   ----------    ----------
EXPENSES:
  Management fee (note 3)   504,424    5,782,629        159,460       101,133      379,666     2,974,688
  Custodian fees             88,721    1,075,688         64,900        45,218       82,092       128,403
  Professional services      32,171      122,760         22,304        28,063       29,509        74,148
  Registration fees          31,047      142,277         23,375        23,412       34,760        84,740
  Shareholder services       25,673       41,759         19,462        19,791       21,184        32,199
  Directors' fees and
    expenses                 12,325       12,325         12,325        12,325       12,325        12,325
  Shareholders reports        1,829        7,396          2,279         1,085        3,051         4,650
  Organizational expenses
    (note 2)                   --         13,505         13,505        13,505       13,505        13,505
  Other                      10,000       45,426          3,176         4,608        4,761        46,336
                         ----------  -----------     ----------    ----------   ----------    ---------- -
Total expenses before
  reimbursement from
  Manager                   706,190    7,243,765        320,786       249,140      580,853     3,370,994
Less: Management fees
  waived and reimbursement
  of expenses from Manager
  (note 3)                     --         --            (97,542)      (87,343)     (49,046)        --
                         ----------  -----------     ----------    ----------   ----------    ----------
Expenses--net               706,190    7,243,765        223,244       161,797      531,807     3,370,994
                         ----------  -----------     ----------    ----------   ----------    ----------
INVESTMENT INCOME--NET      775,588    5,752,469      1,206,922     1,235,348    4,065,416     2,022,125
                         ----------  -----------     ----------    ----------   ----------    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NET
  Realized gain (loss)
    on:
    Investments--net      3,165,434   55,072,017       (203,675)   (1,151,722)  (2,019,723)   22,502,779
    Foreign exchange
      transactions--net        --     (4,426,772)       383,997         --      (1,058,348)       --
  Net change in unrealized
    appreciation (depreciation)
    on:
    Investments--net     (1,765,260) (66,195,408)      (532,708)     (965,163)  (2,204,301)  (17,010,725)
    Foreign exchange
      transactions--net        --     (2,168,065)        20,594         --        (112,343)       --
                         ----------  -----------     ----------    ----------   ----------    ----------
  Realized and unrealized
    gain (loss) on
  investments--net        1,400,174  (17,718,228)      (331,792)   (2,116,885)  (5,394,715)    5,492,054
                         ----------  -----------     ----------    ----------   ----------    ----------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS        $2,175,762 ($11,965,759)   $   875,130    ($ 881,537) ($1,329,299)   $7,514,179
                         ==========  ===========    ===========     =========   ==========    ==========
*Net of foreign withholding
  taxes of:              $   15,801  $ 1,516,782    $    44,494     $     442   $   29,031    $        0
                         ==========  ===========    ===========     =========   ==========    ==========

---------------------------------------------------------------
                           LAZARD        LAZARD         LAZARD
                       INTERNATIONAL     SPECIAL       EMERGING
                         SMALL CAP       EQUITY        MARKETS
                         PORTFOLIO     PORTFOLIO      PORTFOLIO+
---------------------------------------------------------------
INVESTMENT INCOME
  Interest*              $  203,947   $  453,669     $   36,799
  Dividends*              1,043,768    1,817,672         56,040
                         ----------   ----------     ----------
Total investment income   1,247,715    2,271,341         92,839
                         ----------   ----------     ----------
EXPENSES:
  Management fee (note 3)   469,056    1,321,860         57,542
  Custodian fees            184,379       89,094         37,577
  Professional services      40,436       27,897         11,357
  Registration fees          37,778       15,180         10,678
  Shareholder services       25,976       25,924          8,138
  Directors' fees and
    expenses                 12,325       12,325          3,178
  Shareholders reports        5,165        3,312          1,250
  Organizational expenses
    (note 2)                  3,529         --            1,870
  Other                      11,191       10,826          1,266
                         ----------   ----------     ----------
Total expenses before
  reimbursement from
  Manager                   789,835    1,506,418        132,856
Less: Management fees
  waived and reimbursement
  of  expenses from Manager
  (note 3)                 (133,156)       --           (58,052)
                         ----------   ----------     ----------
Expenses--net               656,679    1,506,418         74,804
                         ----------   ----------     ----------
INVESTMENT INCOME--NET      591,036      764,923         18,035
                         ----------   ----------     ----------

REALIZED AND UNREALIZED GAI
  Realized gain (loss) on:
    Investments--net     (3,313,732)  10,854,080         60,507
    Foreign exchange
      transactions--net    (755,097)      --           (247,898)
  Net change in unrealized
    appreciation
    (depreciation on:
    Investments--net     (3,370,627) (13,546,230)    (1,533,400)
    Foreign exchange
      transactions--net    (282,918)      --              1,082
                         ----------   ----------     ----------
  Realized and unrealized
    gain (loss) on
  investments--net       (7,722,374)  (2,692,150)    (1,719,709)
                         ----------   ----------     ----------

NET INCREASE (DECREASE)
  IN NET ASSETS
  RESULTING FROM
  OPERATIONS            ($7,131,338) ($1,927,227)   ($1,701,674)
                         ==========   ==========     ==========
*Net of foreign withholding
  taxes of:              $  110,784   $   19,103          4,746
                         ==========   ==========     ==========

+ For the period July 15, 1994 (commencement of operations) through December 31,
  1994.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                    LAZARD                      LAZARD                     LAZARD                     LAZARD
                                    EQUITY               INTERNATIONAL EQUITY    INTERNATIONAL FIXED-INCOME            BOND
                                   PORTFOLIO                   PORTFOLIO                  PORTFOLIO                  PORTFOLIO
                          -----------------------   ---------------------------  -------------------------- ------------------------
                                  YEAR ENDED                  YEAR ENDED                 YEAR ENDED                 YEAR ENDED
                                 DECEMBER 31,                DECEMBER 31,               DECEMBER 31,               DECEMBER 31,
                          -----------------------   ---------------------------  -------------------------- ------------------------
                              1994        1993           1994          1993           1994         1993          1994        1993
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS:
Operations:
  Investment income--net  $  775,588   $  460,998   $  5,752,469   $  4,085,950   $ 1,206,922   $  606,099 $ 1,235,348   $  568,838
  Realized gain (loss)
    on investments and
    foreign exchange
    transactions           3,165,434    2,140,771     50,645,245      9,421,589       180,322      405,966  (1,151,722)     309,710
  Unrealized
    appreciation
    (depreciation)--net   (1,765,260)   3,413,452    (68,363,473)    97,860,793      (512,114)     396,538    (965,163)     (28,584)
                         -----------  -----------   ------------   ------------   -----------  ----------- -----------  -----------
Net increase (decrease)
  in net assets
  resulting
  from operations          2,175,762    6,015,221    (11,965,759)   111,368,332       875,130    1,408,603    (881,537)     849,964
                         -----------  -----------   ------------   ------------   -----------  ----------- -----------  -----------
Distributions to
  shareholders from:
  Investment income--net    (819,467)    (461,391)    (5,752,469)    (4,083,985)   (1,206,922)    (604,786) (1,235,348)    (568,838)
  Realized gains--net     (3,479,186)  (3,146,903)   (74,500,587)    (3,502,309)     (287,561)    (122,486)    (58,029)    (286,450)
  (Excess of) offset to
    investment
    income--net                 --          --         5,752,469      3,104,881           --      (151,831)       --          --
                         -----------  -----------   ------------   ------------   -----------  ----------- -----------  -----------
                          (4,298,653)  (3,608,294)   (74,500,587)    (4,481,413)   (1,494,483)    (879,103) (1,293,377)    (855,288)
                         -----------  -----------   ------------   ------------   -----------  ----------- -----------  -----------
Capital stock
  transaction:
  Net proceeds from
    sales                 44,216,711   23,404,562    348,583,561    344,796,131    25,803,649    8,923,074  18,506,638   10,895,985
  Net proceeds from
   reinvestment of
   distributions           4,207,450    3,517,241     72,041,335      4,233,394     1,439,206      819,140   1,205,567      800,067
  Cost of shares
    redeemed              (4,318,758)  (6,851,870)  (105,923,266)   (28,279,855)   (4,276,403)  (4,998,769) (6,605,325)  (6,660,679)
                         -----------  -----------   ------------   ------------   -----------  ----------- -----------  -----------
Net increase (decrease)
  in net assets from
  capital stock
  transactions            44,105,403   20,069,933    314,701,630    320,749,670    22,966,452    4,743,445  13,106,880    5,035,373
                         -----------  -----------   ------------   ------------   -----------  ----------- -----------  -----------
Total increase in net
  assets                  41,982,512   22,476,860    228,235,284    427,636,589    22,347,099    5,272,945  10,931,966    5,030,049
Net assets at beginning
  of period               47,122,706   24,645,846    603,641,698    176,005,109    13,455,655    8,182,710  13,561,568    8,531,519
                         -----------  -----------   ------------   ------------   -----------  ----------- -----------  -----------
Net assets at end of
  period*                $89,105,218  $47,122,706   $831,876,982   $603,641,698   $35,802,754  $13,455,655 $24,493,534  $13,561,568
                         ===========  ===========   ============   ============   ===========  =========== ===========  ===========

Shares issued and
  repurchased:
Shares outstanding at
  beginning of  period     3,391,490    1,934,883     48,980,591     18,562,151     1,279,788      835,758   1,319,047      835,937
                         -----------  -----------   ------------   ------------   -----------  ----------- -----------  -----------
  Shares sold              3,088,569    1,700,019     27,102,620     32,614,940     2,492,028      844,536   1,891,145    1,076,462
  Shares issued to
    shareholders from
    reinvestment of
    distributions            304,879      255,976      6,362,069        354,113       138,395       77,764     125,665       76,584
  Shares repurchased        (302,628)    (499,388)    (8,341,648)    (2,550,613)     (411,133)    (478,270)   (685,300)    (669,936)
                         -----------  -----------   ------------   ------------   -----------  ----------- -----------  -----------
Net increase (decrease)    3,090,820    1,456,607     25,123,041     30,418,440     2,219,290      444,030   1,331,510      483,110
                         ===========  ===========   ============   ============   ===========  =========== ===========  ===========
Shares outstanding at
  end of period            6,482,310    3,391,490     74,103,632     48,980,591     3,499,078    1,279,788   2,650,557    1,319,047
                         ===========  ===========   ============   ============   ===========  =========== ===========  ===========
*Includes
  undistributed/over
  distributed net
  investment income of: ($    12,571) $    31,307   $      1,965   $      1,965   $     1,314  $     1,313 $      --    $     --
                         ===========  ===========   ============   ============   ===========  =========== ===========  ===========

+ For the period December 1, 1993 through December 31, 1993.
++For the period July 15, 1994 through December 31, 1994.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                    LAZARD                      LAZARD                     LAZARD                     LAZARD
                                STRATEGIC YIELD                SMALL CAP           INTERNATIONAL SMALL CAP        SPECIAL EQUITY
                                   PORTFOLIO                   PORTFOLIO                  PORTFOLIO                  PORTFOLIO
                          -----------------------   ---------------------------  -------------------------- ------------------------
                                  YEAR ENDED                  YEAR ENDED                 YEAR ENDED                 YEAR ENDED
                                 DECEMBER 31,                DECEMBER 31,               DECEMBER 31,               DECEMBER 31,
                          -----------------------   ---------------------------  -------------------------- ------------------------
                              1994        1993           1994          1993           1994         1993          1994        1993
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS:
Operations:
  Investment income--net $ 4,065,416   $1,062,795   $ 2,022,125   $    410,730   $   591,036   $   4,625   $   764,923  $ 1,129,329
  Realized gain (loss)
    on investments and
    foreign exchange
    transactions          (3,078,071)     156,681    22,502,779     36,119,628    (4,068,829)    (34,045)   10,854,080   26,601,413
  Unrealized appreciation
    (depreciation)--net   (2,316,644)     744,785   (17,010,725)    31,553,727    (3,653,545)    737,726   (13,546,230) (13,162,940)
                         -----------  -----------  ------------   ------------   -----------  -----------  -----------  -----------
Net increase (decrease)
  in net assets
  resulting from
  operations              (1,329,299)   1,964,261     7,514,179     68,084,085    (7,131,338)    708,306    (1,927,227)  14,567,802
                         -----------  -----------  ------------   ------------   -----------  -----------  -----------  -----------
Distributions to
  shareholders from:
  Investment income--net  (4,065,416)  (1,076,768)   (1,181,605)      (413,517)     (591,036)     (3,048)     (760,649)  (1,130,085)
  Realized gains--net       (182,040)    (149,699)  (31,911,994)   (31,861,924)       --           --      (16,861,086) (19,720,794)
  (Excess of) offset to
    investment income--net     --          53,979           --             --        591,036       --         --           --
                         -----------  -----------  ------------   ------------   -----------  -----------  -----------  -----------
                          (4,247,456)  (1,172,488)  (33,093,599)   (32,275,441)       --           (3,048) (17,621,735) (20,850,879)
                         -----------  -----------  ------------   ------------   -----------  -----------  -----------  -----------
Capital stock
  transaction:
  Net proceeds
    from sales            47,082,168   27,833,204    96,349,172    130,331,691    87,421,230   13,111,717    6,540,035   15,980,457
  Net proceeds from
   reinvestment of
   distributions           4,028,879    1,137,646    32,373,017     31,997,973        --            3,236   16,313,998   20,135,402
  Cost of shares
    redeemed             (18,148,713)  (4,460,872)  (24,422,634)   (15,356,950)  (10,380,143)    (297,754) (59,936,521) (62,191,320)
                         -----------  -----------   ------------  ------------   -----------  -----------  -----------  -----------
Net increase (decrease)
  in net assets from
  capital stock
  transactions            32,962,334   24,509,978   104,299,555    146,972,714    77,041,087   12,817,199  (37,082,488) (26,075,461)
                         -----------  -----------  ------------   ------------   -----------  -----------  -----------  -----------
Total increase in net
  assets                  27,385,579   25,301,751    78,720,135    182,781,358    69,909,749   13,522,457  (56,631,450) (32,358,538)
Net assets at beginning
  of period               34,942,752    9,641,001   350,952,488    168,171,130    13,522,457       --      118,129,055  150,487,593
                         -----------  -----------  ------------   ------------   -----------  -----------  -----------  -----------
Net assets at end of
  period*                $62,328,331  $34,942,752  $429,672,623   $350,952,488   $83,432,206  $13,522,457  $61,497,605 $118,129,055
                         ===========  ===========  ============   ============   ===========  ===========  ===========  ===========

Shares issued and
  repurchased:
Shares outstanding at
  beginning of  period     3,449,123    1,014,700    23,005,203     12,951,609     1,244,608       --        7,508,865    8,907,002
                         -----------  -----------  ------------   ------------   -----------  -----------  -----------  -----------
  Shares sold              4,889,580    2,770,066     6,292,755      8,946,657     7,756,773    1,272,145      429,986      915,404
  Shares issued to
    shareholders from
    reinvestment of
    distributions            425,219      113,829     2,255,296      2,140,090         --             271    1,278,144    1,282,226
  Shares repurchased      (1,917,007)    (449,472)   (1,612,511)    (1,033,153)     (966,926)     (27,808)  (4,046,738)  (3,595,767)
                         -----------  -----------  ------------   ------------   -----------  -----------  -----------  -----------
Net increase (decrease)    3,397,792    2,434,423     6,935,540     10,053,594     6,789,847    1,244,608   (2,338,608)  (1,398,137)
                         ===========  ===========  ============   ============   ===========  ===========  ===========  ===========

Shares outstanding at
  end of period            6,846,915    3,449,123    29,940,743     23,005,203     8,034,455    1,244,608    5,170,257    7,508,865
                         ===========  ===========  ============   ============   ===========  ===========  ===========  ===========

*Includes undistributed/
  over distributed net
  investment income of:  ($   13,973) ($   13,973) $    848,046   $      7,526   $     1,577  $     1,577  ($      918) ($   5,191)
                         ===========  ===========  ============   ============   ===========  ===========  ===========  ===========

                                   LAZARD
                              EMERGING MARKETS
                                  PORTFOLIO
                            -------------------
                                PERIOD ENDED
                                 DECEMBER 31,
                            -------------------
                                    1994++
                            -------------------
INCREASE (DECREASE) IN
  NET ASSETS:
Operations:
  Investment income--net        $    18,035
  Realized gain (loss)
    on investments and
    foreign exchange
    transactions                   (187,391)
  Unrealized appreciation
    (depreciation)--net          (1,532,318)
                                -----------
Net increase (decrease) in
  net assets resulting from
  operations                     (1,701,674)
                                -----------
Distributions to shareholders
  from:
  Investment income--net            (18,035)
  Realized gains--net                  --
  (Excess of) offset to
    investment income--net           18,035
                                -----------
                                       --
                                -----------
Capital stock transaction:
  Net proceeds from sales        19,386,871
  Net proceeds from
   reinvestment of
   distributions                       --
  Cost of shares
    redeemed                       (660,292)
                                -----------
Net increase (decrease)
  in net assets from
  capital stock
  transactions                   18,726,579
                                -----------
Total increase in net
  assets                         17,024,905
                                -----------
Net assets at beginning
  of period                            --
                                -----------
Net assets at end of
  period*                       $17,024,905
                                ===========

Shares issued and repurchased:
Shares outstanding at
  beginning of  period                 --
                                -----------
  Shares sold                     1,786,246
  Shares issued to
    shareholders from
    reinvestment of
    distributions                      --
  Shares repurchased                (59,009)
                                -----------
Net increase (decrease)           1,727,237
                                ===========

Shares outstanding at
  end of period                   1,727,237
                                ===========

*Includes undistributed/
  over distributed net
  investment income of:         $    --
                                ===========

+ For the period December 1, 1993 through December 31, 1993.
++For the period July 15, 1994 through December 31, 1994.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

                                                                                   INCOME FROM INVESTMENT OPERATIONS
                                                                                   ---------------------------------
                                                                                          NET GAINS (LOSSES)
                                    NET ASSET VALUE,                                        ON SECURITIES                 TOTAL FROM
                                       BEGINNING                 INVESTMENT               (BOTH REALIZED AND              INVESTMENT
               PERIOD                  OF PERIOD                 INCOME-NET                 UNREALIZED)-NET               OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
LAZARD EQUITY PORTFOLIO
Year ended 12/31/94                     $13.89                     $0.141                      $ 0.441                      $0.582
Year ended 12/31/93                      12.74                      0.158                        2.172                       2.330
Year ended 12/31/92                      12.34                      0.123                        0.518                       0.641
Year ended 12/31/91                      11.53                      0.107                        3.051                       3.158
Year ended 12/31/90                      12.34                      0.191                       (0.778)                     (0.587)
Year ended 12/31/89                      10.32                      0.204                        2.231                       2.435
Year ended 12/31/88                       8.73                      0.181                        1.597                       1.778
6/1/87* to 12/31/87                      10.00                      0.110                       (1.280)                     (1.170)
------------------------------------------------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL EQUITY PORTFOLIO
Year ended 12/31/94                      12.32                      0.078                       (0.049)                      0.029
Year ended 12/31/93                       9.48                      0.021                        2.919                       2.940
Year ended 12/31/92                      10.30                      0.097                       (0.779)                     (0.682)
10/29/91* to 12/31/91                    10.00                      0.020                        0.300                       0.320
------------------------------------------------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO
Year ended 12/31/94                      10.51                      0.592                       (0.161)                      0.431
Year ended 12/31/93                       9.79                      0.571                        0.912                       1.483
Year ended 12/31/92                      10.28                      0.614                       (0.403)                      0.211
11/8/91* to 12/31/91                     10.00                      0.110                        0.280                       0.390
------------------------------------------------------------------------------------------------------------------------------------
LAZARD BOND PORTFOLIO
Year ended 12/31/94                      10.28                      0.584                       (1.010)                     (0.426)
Year ended 12/31/93                      10.21                      0.551                        0.302                       0.853
Year ended 12/31/92                      10.25                      0.577                       (0.004)                      0.573
11/12/91* to 12/31/91                    10.00                      0.140                        0.250                       0.390
------------------------------------------------------------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO
Year ended 12/31/94                      10.13                      0.762                       (0.990)                     (0.228)
Year ended 12/31/93                       9.50                      0.644                        0.738                       1.382
Year ended 12/31/92                       9.97                      1.049                       (0.450)                      0.599
10/1/91* to 12/31/91                     10.00                      0.250                       (0.030)                      0.220
------------------------------------------------------------------------------------------------------------------------------------
LAZARD SMALL CAP PORTFOLIO
Year ended 12/31/94                      15.26                      0.070                        0.220                       0.290
Year ended 12/31/93                      12.98                      0.019                        3.830                       3.849
Year ended 12/31/92                      10.42                      0.019                        2.560                       2.579
10/30/91* to 12/31/91                    10.00                      0.030                        0.420                       0.450
------------------------------------------------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL SMALL CAP PORTFOLIO
Year ended 12/31/94                      10.86                      0.072                       (0.548)                     (0.476)
12/1/93* to 12/31/93                     10.00                      0.004                        0.859                       0.863
------------------------------------------------------------------------------------------------------------------------------------
LAZARD SPECIAL EQUITY PORTFOLIO
Year ended 12/31/94                      15.73                      0.156                       (0.557)                     (0.401)
Year ended 12/31/93                      16.90                      0.157                        1.478                       1.635
Year ended 12/31/92                      15.14                      0.161                        2.181                       2.342
Year ended 12/31/91                      11.54                      0.230                        4.160                       4.390
Year ended 12/31/90                      13.72                      0.714                       (2.155)                     (1.441)
Year ended 12/31/89                      13.13                      0.260                        1.874                       2.134
Year ended 12/31/88                      10.64                      0.224                        2.761                       2.985
Year ended 12/31/87                      11.66                      0.112                       (0.291)                     (0.179)
1/16/86* to 12/31/86                     10.00                      0.075                        1.585                       1.660
------------------------------------------------------------------------------------------------------------------------------------
LAZARD EMERGING MARKETS PORTFOLIO
7/15/94* to 12/31/94                     10.00                      0.010                       (0.154)                     (0.144)
------------------------------------------------------------------------------------------------------------------------------------


                                                     LESS:
                                     -----------------------------------                                RATIOS TO AVERAGE NET ASSETS
                                       DIVIDENDS FROM     DISTRIBUTIONS      NET ASSET                  ----------------------------
                                     AND IN EXCESS OF     FROM CAPITAL      VALUE, END         TOTAL                      INVESTMENT
                                   INVESTMENT INCOME-NET      GAINS          OF PERIOD         RETURN        EXPENSES     INCOME-NET
------------------------------------------------------------------------------------------------------------------------------------
LAZARD EQUITY PORTFOLIO
Year ended 12/31/94                      $(0.152)            $(0.574)          $13.75            4.2%          1.05%         1.15%
Year ended 12/31/93                       (0.165)             (1.015)           13.89           18.6           1.05(e)       1.31
Year ended 12/31/92                       (0.132)             (0.109)           12.74            5.3           1.05(d)       1.19
Year ended 12/31/91                       (0.082)             (2.266)           12.34           27.5           1.93          0.84
Year ended 12/31/90                       (0.223)(b)             --             11.53           (4.7)          1.77          1.62
Year ended 12/31/89                       (0.214)             (0.201)           12.34           23.6           1.78          1.71
Year ended 12/31/88                       (0.188)                --             10.32           20.4           1.84          1.86
6/1/87* to 12/31/87                       (0.100)                --              8.73          (11.7)++        1.68+         1.93+
------------------------------------------------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL EQUITY PORTFOLIO
Year ended 12/31/94                          --               (1.123)           11.23            0.2           0.94          0.75
Year ended 12/31/93                       (0.021)             (0.079)           12.32           31.0           0.99          1.13
Year ended 12/31/92                       (0.138)                --              9.48           (6.6)          1.05(d)       2.13
10/29/91* to 12/31/91                     (0.020)                --             10.30            3.2++         1.05+,(c)     2.19+
------------------------------------------------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO
Year ended 12/31/94                       (0.593)             (0.116)           10.23            4.2           1.05(f)       5.68
Year ended 12/31/93                       (0.570)             (0.193)           10.51           15.7           1.05(e)       5.50
Year ended 12/31/92                       (0.614)             (0.087)            9.79            2.0           1.05(d)       6.08
11/8/91* to 12/31/91                      (0.110)                --             10.28            3.9++         1.05+,(c)     4.82+
------------------------------------------------------------------------------------------------------------------------------------
LAZARD BOND PORTFOLIO
Year ended 12/31/94                       (0.584)             (0.029)            9.24           (4.2)          0.80(f)       6.11
Year ended 12/31/93                       (0.551)             (0.232)           10.28            8.6           0.80(e)       5.22
Year ended 12/31/92                       (0.577)             (0.036)           10.21            5.7           0.80(d)       5.59
11/12/91* to 12/31/91                     (0.140)                --             10.25            3.9++         0.80+,(c)     5.50+
------------------------------------------------------------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO
Year ended 12/31/94                       (0.761)             (0.039)            9.10           (2.3)          1.05(f)       8.03
Year ended 12/31/93                       (0.633)             (0.119)           10.13           15.6           1.05(e)       6.36
Year ended 12/31/92                       (1.049)             (0.020)            9.50            6.0           1.05(d)      10.57
10/1/91* to 12/31/91                      (0.250)                --              9.97            2.1++         1.05+,(c)     9.52+
------------------------------------------------------------------------------------------------------------------------------------
LAZARD SMALL CAP PORTFOLIO
Year ended 12/31/94                       (0.042)             (1.158)           14.35            2.0           0.85          0.51
Year ended 12/31/93                       (0.020)             (1.549)           15.26           30.1           0.88          0.16
Year ended 12/31/92                       (0.019)                --             12.98           24.8           1.05(d)       0.29
10/30/91* to 12/31/91                     (0.030)                --             10.42            4.5++         1.05+,(c)     2.47+
------------------------------------------------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL SMALL CAP PORTFOLIO
Year ended 12/31/94                          --                  --             10.38           (4.5)          1.05(f)       0.95
12/1/93* to 12/31/93                      (0.003)                --             10.86            8.7++         1.05+,(e)     1.76+
------------------------------------------------------------------------------------------------------------------------------------
LAZARD SPECIAL EQUITY PORTFOLIO
Year ended 12/31/94                       (0.155)             (3.279)           11.89           (2.6)          1.71          0.87
Year ended 12/31/93                       (0.157)             (2.648)           15.73           10.2           1.67          0.74
Year ended 12/31/92                       (0.160)             (0.422)           16.90           15.5           1.70          1.04
Year ended 12/31/91                       (0.227)             (0.563)           15.14           38.2           1.77          1.63
Year ended 12/31/90                       (0.739)                --             11.54          (10.5)          1.78          4.70(a)
Year ended 12/31/89                       (0.264)             (1.280)           13.72           16.2           1.78          1.82
Year ended 12/31/88                       (0.245)             (0.250)           13.13           28.0           1.96          1.87
Year ended 12/31/87                       (0.105)             (0.736)           10.64           (1.9)          1.81          0.82
1/16/86* to 12/31/86                         --                  --             11.66           16.6++         2.23+         0.71+
------------------------------------------------------------------------------------------------------------------------------------
LAZARD EMERGING MARKETS PORTFOLIO
7/15/94* to 12/31/94                         --                  --              9.86           (1.4)++        1.30+,(f)     0.31+
------------------------------------------------------------------------------------------------------------------------------------

                                                      NET ASSETS,
                                        PORTFOLIO       END OF
                                         TURNOVER       PERIOD
                                           RATE         (000'S)
--------------------------------------------------------------------------------
LAZARD EQUITY PORTFOLIO
Year ended 12/31/94                        66.52%      $ 89,105
Year ended 12/31/93                        63.92         47,123
Year ended 12/31/92                       174.45         24,646
Year ended 12/31/91                        90.00         14,821
Year ended 12/31/90                        70.00         14,397
Year ended 12/31/89                        78.00         16,239
Year ended 12/31/88                       111.00         12,336
6/1/87* to 12/31/87                        97.00         10,186
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL EQUITY PORTFOLIO
Year ended 12/31/94                       106.15        831,877
Year ended 12/31/93                        86.95        603,642
Year ended 12/31/92                        60.37        176,005
10/29/91* to 12/31/91                       0.18          4,967
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO
Year ended 12/31/94                        65.90         35,803
Year ended 12/31/93                       115.84         13,546
Year ended 12/31/92                       256.20          8,183
11/8/91* to 12/31/91                        6.43          1,427
--------------------------------------------------------------------------------
LAZARD BOND PORTFOLIO
Year ended 12/31/94                       120.51         24,494
Year ended 12/31/93                       174.63         13,562
Year ended 12/31/92                       131.38          8,532
11/12/91* to 12/31/91                      10.46          3,256
--------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO
Year ended 12/31/94                       195.18         62,328
Year ended 12/31/93                       215.60         34,943
Year ended 12/31/92                       122.88          9,641
10/1/91* to 12/31/91                       11.26          4,256
--------------------------------------------------------------------------------
LAZARD SMALL CAP PORTFOLIO
Year ended 12/31/94                        70.11        429,673
Year ended 12/31/93                        98.47        350,952
Year ended 12/31/92                       106.91        168,171
10/30/91* to 12/31/91                       5.50          2,512
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL SMALL CAP PORTFOLIO
Year ended 12/31/94                       112.92         83,432
12/1/93* to 12/31/93                        0.84         13,522
--------------------------------------------------------------------------------
LAZARD SPECIAL EQUITY PORTFOLIO
Year ended 12/31/94                        11.29         61,498
Year ended 12/31/93                        26.31        118,129
Year ended 12/31/92                        10.93        150,488
Year ended 12/31/91                        19.48        111,395
Year ended 12/31/90                        27.18         76,972
Year ended 12/31/89                        40.67        101,522
Year ended 12/31/88                        64.90         74,695
Year ended 12/31/87                        90.86         53,942
1/16/86* to 12/31/86                       73.12         51,403
--------------------------------------------------------------------------------
LAZARD EMERGING MARKETS PORTFOLIO
7/15/94* to 12/31/94                       30.68         17,025
--------------------------------------------------------------------------------
  *Commencement of operations.
  +Annualized.
 ++Not Annualized.
(a)The Portfolio received a special distribution from one of its portfolio investments. Had the Fund not received this distribution, the ratio would have been 2.20%.
(b)Includes $.032 per share of distributions from paid-in capital, none of which is a return of capital for tax purposes.
(c)If the Investment Manager had not waived management fees and reimbursed certain expenses the ratio of expenses to average net assets would have been 10.84%+ ($0.056) for the International Equity Portfolio, 20.71%+ ($0.293) for the International Fixed-Income Portfolio, 7.80%+ ($.0114) for the Bond
   Portfolio, 6.22%+ ($0.075) for the Strategic Yield Portfolio, and 11.05%+ ($0.085) for the Small Cap Portfolio.
(d)If the Investment Manager had not waived management fees and reimbursed certain expenses the ratio of expenses to average net assets would have been 1.53% ($0.050) for the Equity Portfolio, 1.37% ($0.014) for the International
   Equity  Portfolio,   2.80%  ($0.176)  for  the   International   Fixed-Income
   Portfolio, 3.23% ($0.0251) for the Bond Portfolio, 2.99% ($0.192) for the Strategic Yield Portfolio, and 1.14%+ ($0.006) for the Small Cap Portfolio.
(e)If the Investment Manager had not waived management fees and reimbursed certain expenses the ratio of expenses to average net assets would have been
   1.18%   ($0.020)  for  the  Equity   Portfolio,   2.87%+   ($0.010)  for  the
   International Small Cap Portfolio, 2.08% ($0.119) for the International Fixed-Income Portfolio, 1.76% ($0.101) for the Bond Portfolio, and 1.63% ($0.058) for the Strategic Yield Portfolio.
(f)If the Investment Manager had not waived management fees and reimbursed certain expenses the ratio of expenses to average net assets would have been 1.26% ($0.016) for the International Small Cap Portfolio, 1.51% ($0.048) for the International Fixed-Income Portfolio, 1.23% ($0.041) for the Bond Portfolio, 1.15% ($0.009) for the Strategic Yield Portfolio and 2.31%+ ($0.034) for the Emerging Markets Portfolio.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. ORGANIZATION
        The Lazard Funds, Inc. (the "Fund") was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Fund was originally comprised of five portfolios: Lazard International Equity Portfolio (the "International Equity Portfolio"), Lazard International Fixed-Income Portfolio, formerly Lazard Global Fixed-Income Portfolio, (the "International Fixed-Income Portfolio"), Lazard Bond Portfolio, formerly Lazard High Quality Bond Portfolio, (the "Bond Portfolio"), Lazard Strategic Yield Portfolio, formerly Lazard High-Yield Portfolio, (the "Strategic Yield Portfolio") and Lazard Small Cap Portfolio (the "Small Cap Portfolio").
        Effective January 1, 1992, the Lazard Equity Fund and the Lazard Special Equity Fund, Inc. ("Old Funds") were reorganized as separate portfolios ("New Funds") of the Fund, namely Lazard Equity Portfolio (the "Equity Portfolio"), and Lazard Special Equity Portfolio (the "Special Equity Portfolio"), respectively. The per share data included herein includes per share data for both the Old Funds and New Funds.
        Effective November 1, 1993, Lazard International Small Cap Portfolio (the "International Small Cap Portfolio") and Lazard Emerging Markets Portfolio (the "Emerging Markets Portfolio") were added to the Fund. The Lazard Emerging Markets Portfolio was first offered for sale on July 15, 1994.
        The Board of Directors of the Fund approved a change in certain non-fundamental investment policies effective January 1, 1993 for the International Fixed-Income Portfolio, and effective May 1, 1993, for the Bond Portfolio, and Strategic Yield Portfolio.
        The Equity Portfolio and Special Equity Portfolio are operated as "diversified" as defined in the Act. The remaining
   Portfolios are "non-diversified."

2. SIGNIFICANT ACCOUNTING POLICIES
        The following is a summary of significant accounting policies:
        (a) VALUATION OF INVESTMENTS--The value of securities, other than options listed on national securities exchanges and debt securities maturing in 60 days or less, is determined as of the close of regular trading on the New York Stock Exchange. Options on stocks and stock indices traded on national securities exchanges are valued as of the close of options trading on such exchanges (which is currently 4:10 p.m. New York time). Debt securities maturing in sixty days or less are valued at amortized cost. Each security for which the primary market is on a national securities exchange is valued at the last sale price in the principal exchange on which it is traded, or, if no sales are reported on such exchange on that day, at the closing bid price.
        Any security held by any Portfolio except the Special Equity Portfolio for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System is valued at the last sale price as quoted by such System or, in the absence of any sale on the valuation date, at the closing bid price. Any other unlisted security for
   which  current   over-the-counter  market  quotations  or  bids  are  readily available is valued at its last quoted bid price or, for each of these Portfolios except the Equity Portfolio, if available, the mean of two such prices.
        Any security held by the Special Equity Portfolio that is not listed on a national securities exchange but that is quoted on the National Association of Securities Dealers Automated Quotations System is valued at the last bid price as quoted by such System. Any other security held by the Special Equity Portfolio for which current over-the-counter market quotations or bids are readily available is valued at its last quoted bid price or, if available, the mean of two such prices.
        All other securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Board of Directors and in accordance with procedures adopted by the Board of Directors. The portfolio securities of any of the Portfolios may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Manager to reflect the fair market value of such securities.
        (b) SECURITIES TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the trade date. Realized gains and losses on sales of investments are recorded on a first-in, first-out basis. Dividend income is recorded on the ex-date. Interest income is accrued daily. The Portfolios amortize premiums and accrue discounts on fixed income securities.
        (c) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS--In connection with portfolio purchases and sales of securities denominated in a foreign currency, International Equity Portfolio, International Fixed-Income Portfolio, Strategic Yield Portfolio, International Small Cap Portfolio and Emerging Markets Portfolio the ("eligible portfolios") enter into forward foreign currency exchange contracts ("contracts"). Additionally, from time to time each portfolio may enter into contracts to hedge certain other foreign currency denominated assets. Certain risks may arise upon entering these contracts from the possible movement in foreign exchange rates and the potential inability of counterparties to meet the terms of their contracts. These contracts are presented at an amount representing the net increase or decrease in value from the date the contract was entered into, to the financial statement date. Gains or losses on these contracts are included in realized or unrealized foreign exchange transaction in the accompanying Statements of Operations.
        (d)FOREIGN CURRENCY TRANSLATIONS--The books and records of the eligible portfolios are maintained in U.S. dollars. Foreign exchange transactions are translated into U.S. dollars on the following basis:
        (i) the foreign currency market value of investment securities, contracts, and other assets and liabilities stated in foreign currencies are translated at the exchange rate at the end of the period; and
        (ii) purchases and sales of investment securities, dividends, interest income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.
        The eligible portfolios isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities. Such exchange rate changes are included in realized and unrealized gain (loss) on investments as foreign exchange transactions. Foreign exchange gain (loss) is treated as ordinary income for federal income tax purposes to the extent constituting "Section 988 Transactions" pursuant to the Internal Revenue Code ("IRC"), including, currency gains (losses ) related to the sale of debt securities, forward foreign currency exchange contracts, payments of liabilities, and collections of receivables.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
        (e) FEDERAL INCOME TAXES--The Fund's policy is to qualify each Portfolio as a regulated investment company under the IRC and to distribute all of its taxable income, including any realized net capital gains to shareholders. Therefore, no Federal income tax provision is required.
        (f) DIVIDENDS AND DISTRIBUTIONS--The Fund intends to declare dividends from net investment income on shares of the International Fixed-Income Portfolio, the Bond Portfolio and the Strategic Yield Portfolio daily and pay such dividends monthly. Dividends from net investment income on shares of the Equity Portfolio will be declared and paid quarterly. Dividends from net investment income on shares of the International Equity Portfolio, Small Cap Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio and the Special Equity Portfolio will be declared and paid annually. During any particular year, net realized gains from investment transactions in excess of available capital loss carry forwards would be taxable to the Fund if not distributed. The Fund intends to declare and distribute these amounts annually to shareholders; however, to avoid taxation a second distribution may be required.
        Income distributions and capital gains distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.
        (g) ORGANIZATIONAL EXPENSES--Costs incurred by the Fund in connection with its organization and initial registration of shares have been deferred and are being amortized on a straight line basis over a five-year period from the date of commencement of operations of each Portfolio. In the event that any of the initial shares of any of the Portfolios during such period are redeemed, the appropriate Portfolio will be reimbursed by such holder for any unamortized organizational expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.
        (h)  ALLOCATION  OF  EXPENSES--Expenses  not  directly  chargeable  to a specific  Portfolio  are  allocated  primarily  on the basis of relative  net assets.
        (i) CHANGE IN ACCOUNTING FOR DISTRIBUTIONS TO SHAREHOLDERS--In 1993 the Fund adopted Statement of Position 93-2 DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF LNCOME, CAPITAL GAINS, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES. Accordingly, permanent book and tax basis differences relating to shareholder distributions have been reclassified. As of January 1, 1993 the International Equity Portfolio, reclassified ($762,583) from accumulated undistributed investment income--net to accumulated undistributed realized gain (loss)--net. Investment income--net, realized gain (loss)--net and net assets were not affected by this change.
3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
        The Fund has entered into an investment management agreement (the "Management Agreement") with Lazard Freres Asset Management (the "Manager"), a division of Lazard Freres & Co., on behalf of each Portfolio. Pursuant to the Management Agreement, the Manager will regularly provide the Portfolios with investment research, advice and supervision and furnish continuously an investment program for each Portfolio consistent with its investment objectives and policies, including the purchase, retention and disposition of securities. Each of the Portfolios pays the Manager an investment management fee at the annual rate set forth below as a percentage of the average daily value of the net assets of the relevant Portfolio: Equity Portfolio, .75%; International Equity Portfolio, .75%; International Fixed-Income Portfolio, .75%; Bond Portfolio, .50%; Strategic Yield Portfolio, .75%; Small Cap Portfolio, .75%; International Small Cap, .75%; Special Equity Portfolio, 1.50% and Emerging Markets Portfolio, 1.00%. The investment management fees are accrued daily and payable monthly with the exception of those paid by the Special Equity Portfolio, which are payable quarterly.
        Under certain state regulations, if the total expenses of any of the Portfolios exceed certain limitations the Fund's Manager is required to reimburse the Portfolio for such excess.
        The  Manager  has agreed to  maintain  the  annualized  total  operating expenses of the International Fixed-Income Portfolio, Strategic Yield Portfolio and International Small Cap Portfolio at a level not to exceed 1.05%; Emerging Markets at a level not to exceed 1.30%; and Bond Portfolio at a level not to exceed. 0.80% of the average daily value of the net assets of the relevant portfolio until December 31, 1994 or such time as the respective Portfolio reaches total net assets of $100 million.
        For the year ended December 31, 1994, the Manager did not impose management fees amounting to $57,542 for Emerging Markets Portfolio and did not impose part of its management fee amounting to $49,046 for Strategic Yield Portfolio, $97,542 for International Fixed-Income Portfolio, $87,343 for Bond Portfolio, and $133,156 for International Small Cap Portfolio. For the same period the Manager reimbursed expenses amounting to $510 for Emerging Markets Portfolio. At December 31, 1994, certain Portfolios had amounts "Due from Manager" shown on the Statement of Assets and Liabilities which represents reimbursement for excess operating expenses.
        The Fund has a distribution agreement with Lazard Freres & Co. As the distributor, Lazard Freres & Co. acts as distributor for shares of each of the Portfolios and bears the cost of printing and mailing prospectuses to potential investors and of any advertising expenses incurred in connection with the distribution of shares.
        Certain Directors of the Fund are General Partners of the Manager.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
        Purchases and sales of portfolio securities, (excluding short-term securities), for the year ended December 31, 1994 were as follows:

                       INTERNATIONAL INTERNATIONAL               STRATEGIC       SMALL     INTERNATIONAL     SPECIAL     EMERGING
               EQUITY     EQUITY     FIXED-INCOME    BOND          YIELD          CAP        SMALL CAP       EQUITY       MARKETS
             PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO(1) PORTFOLIO(2)   PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
           ----------- ------------- ------------- ------------ ------------  ------------ -------------  -----------  -----------
Purchases  $79,243,960 $954,887,128  $35,314,267   $32,770,823  $120,164,139  $328,437,345  $136,491,409  $ 8,464,948  $22,023,570
Sales       43,821,291  768,397,496   13,091,526    22,483,769    97,297,729   263,550,259    65,947,901   50,070,332    4,430,004

        (1) INCLUDES PURCHASES AND SALES OF U.S. GOVERNMENT SECURITIES OF $19,472,897 AND $11,961,554, RESPECTIVELY.
        (2) INCLUDES PURCHASES AND SALES OF U.S. GOVERNMENT SECURITIES OF $20,870,920 AND $23,036,281, RESPECTIVELY.

        For the same period, the Equity Portfolio, Small Cap Portfolio and Special Equity Portfolio paid brokerage commissions of $1,655; $14,125; $10,397; respectively, to Lazard Freres & Co. for portfolio transactions executed on behalf of the Portfolios.
        Included in the Receivable for investments sold at December 31, 1994 for Strategic Yield Portfolio and Special Equity Portfolio are $102,733 and $65,748, respectively for unsettled sales with Lazard Freres & Co.
        Realized gains reported by the International Equity Portfolio includes $1,395,157 of investment gain and $1,045,185 of foreign exchange transaction gain arising from in-kind redemptions.

5. FEDERAL INCOME TAXES
        For Federal income tax purposes capital loss carryforwards of $2,325,314; $1,151,722; $3,365,427 and $149,287 are available to the extent provided by regulations to offset future realized capital gains of the International Small Cap Portfolio, Bond Portfolio, Strategic Yield Portfolio and Emerging Markets, respectively. These losses expire in 2002.
        Certain capital and currency losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Portfolios' next taxable year. During the year ended December 31, 1994, International Equity Portfolio, International Fixed-Income Portfolio and Strategic Yield Portfolio will elect to defer net capital and currency losses of $7,249,726; $4,161 and $40,186 respectively.

6. PRIVATE PLACEMENTS
        At December 31, 1994, the Small Cap Portfolio held the following securities which were private placements and represented 1.28% (at value) of the net assets of the Portfolio:

                                     ACQUISITION
            SECURITY                     DATE               VALUE
            --------                 -----------         ----------
  Independent Bancorp of Arizona        4/14/93          $2,773,225
  Verbex Voice Systems Inc.             7/12/93           1,180,501
  Interactive Light Holdings Inc.       2/4/94            1,000,000
  Pharma Patch Plc                      2/24/94             170,626
  Trinity Biotech Plc                  10/24/94             396,113
                                                         ----------
                                                         $5,520,465
                                                         ==========

        The Independent Bancorp of Arizona, Pharma Patch Plc, and Trinity Biotech Plc are valued based on readily available market quotations. Verbex Voice Systems Inc. and Interactive Light Holdings Inc. are valued as determined in good faith by the Fund's Board of Directors and in accordance with the procedures adopted by the Board of Directors. The Small Cap Portfolio will bear any cost, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
The Board of Directors and Shareholders
The Lazard Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of The Lazard Funds, Inc. (comprised of, Lazard Equity Portfolio, Lazard International Equity Portfolio, Lazard International Fixed-Income Portfolio, Lazard Bond Portfolio, Lazard Strategic Yield Portfolio, Lazard Small Cap Portfolio, Lazard International Small Cap Portfolio, Lazard Special Equity Portfolio and Lazard Emerging Markets Portfolio) as of December 31, 1994, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the selected per share data and ratios for each of the periods presented, except as noted below. These financial statements and per share data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audits. The selected per share data and ratios for the periods through December 31, 1991 of Lazard Equity Portfolio and Lazard Special Equity Portfolio were audited by other auditors whose reports dated February 5, 1992 and February 3, 1992, respectively, expressed unqualified opinions on those selected per share data and ratios.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1994, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and selected per share data and ratios audited by us, as stated above, present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Lazard Funds, Inc. as of December 31, 1994, the results of their operations for the year then ended and changes in their net assets for each of the two years in the period then ended and the selected per share data and ratios for the periods presented in conformity with generally accepted accounting principles.



                                                 SEYMOUR SCHNEIDMAN & ASSOCIATES

New York, New York
February 1, 1995

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
LAZARD EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--JUNE 30, 1995
--------------------------------------------------------------------------------

                                                  NUMBER
                DESCRIPTION                     OF SHARES         VALUE
---------------------------------------------------------------------------
COMMON STOCKS--93.6%
AEROSPACE & DEFENSE--3.3%
   Lockheed Martin Corp.                            32,000     $  2,020,000
   McDonnell Douglas Corp.                          29,800        2,287,150
                                                               ------------
                                                                  4,307,150
                                                               ------------
AUTOMOTIVE--1.7%
   Fiat SPA (a),(b)                                145,500        1,600,500
   Navistar International Corp. (a)                 44,600          674,575
                                                               ------------
                                                                  2,275,075
                                                               ------------
BANKS--5.5%
   Chemical Banking Corp.                           61,000        2,882,250
   First Interstate Bancorp                         32,400        2,600,100
   Mellon Bank Corp.                                44,300        1,843,988
                                                               ------------
                                                                  7,326,338
                                                               ------------
BROADCASTING--3.4%
   Capital Cities ABC Inc.                          20,000        2,160,000
   CBS Inc.                                         35,700        2,391,900
                                                               ------------
                                                                  4,551,900
                                                               ------------
CHEMICALS & PLASTICS--6.7%
   E I du Pont de Nemours & Co.                     48,300        3,320,625
   FMC Corp (a)                                     11,800          793,550
   Hercules Inc.                                    57,900        2,822,625
   W R Grace & Co.                                  32,400        1,988,550
                                                               ------------
                                                                  8,925,350
                                                               ------------
COMMUNICATIONS--5.0%
   TeleDanmark Class B (b)                          53,300        1,492,400
   Airtouch Communications (a)                      65,800        1,875,300
   U.S. West Inc.                                   79,400        3,305,025
                                                               ------------
                                                                  6,672,725
                                                               ------------
COMMUNICATION SERVICES--3.8%
   AT&T Corp.                                       57,500        3,054,687
   TeleCommunications Inc. (New) Class A (a)        84,900        1,989,844
                                                               ------------
                                                                  5,044,531
                                                               ------------
COMPUTERS & BUSINESS EQUIPMENT--1.4%
   Digital Equipment Corp. (a)                      45,000        1,833,750
                                                               ------------
CONGLOMERATES--2.1%
   ITT Corp.                                        23,200        2,726,000
                                                               ------------
DRUGS & HEALTH CARE--7.7%
   Astra AB (b)                                     56,100        1,725,075
   American Home Products Corp.                     25,900        2,004,013
   Bausch & Lomb Inc.                               42,100        1,747,150
   Columbia/HCA Healthcare Corp.                    60,225        2,604,731
   Schering Plough Corp.                            47,700        2,104,762
                                                               ------------
                                                                 10,185,731
                                                               ------------
ENERGY--7.6%
   Amoco Corp.                                      31,500        2,098,688
   Kerr Mcgee Corp.                                 19,200        1,029,600
   Mobil Corp.                                      31,000        2,976,000
   Noble Affiliates Inc.                            43,500        1,109,250
   Royal Dutch Petroleum Co. (b)                    23,500        2,864,062
                                                               ------------
                                                                 10,077,600
                                                               ------------
ENTERTAINMENT--0.8%
   Carnival Cruise Lines, Inc.                      47,800        1,117,325
                                                               ------------

FINANCIAL SERVICES--6.1%
   Chase Manhattan Corp.                            40,000     $  1,880,000
   Dean Witter Discover & Co.                       38,342        1,802,074
   Integra Financial Corp.                          23,100        1,123,237
   Travelers Inc.                                   74,000        3,237,500
                                                               ------------
                                                                  8,042,811
                                                               ------------
FOOD & BEVERAGE--2.8%
   CPC International Inc.                           30,700        1,895,725
   PepsiCo Inc.                                     40,700        1,856,938
                                                               ------------
                                                                  3,752,663
                                                               ------------
INDUSTRIAL & MACHINERY--3.1%
   Allied Signal Inc.                               63,000        2,803,500
   Sundstrand Corp.                                 22,400        1,338,400
                                                               ------------
                                                                  4,141,900
                                                               ------------
METALS--0.9%
   USX U.S. Steel Group                             33,700        1,158,438
                                                               ------------
OFFICE EQUIPMENT--1.5%
   Xerox Corp.                                      17,300        2,028,425
                                                               ------------
PAPER PRODUCTS--6.6%
   Champion International Corp.                     42,700        2,225,737
   Georgia Pacific Corp.                            21,700        1,882,475
   Scott Paper Co.                                  64,000        3,168,000
   Willamette Industries Inc.                       26,000        1,443,000
                                                               ------------
                                                                  8,719,212
                                                               ------------
PUBLISHING--1.2%
   American Greetings Corp.                         52,500        1,542,188
                                                               ------------
RETAILING--8.3%
   Gap Inc.                                         68,300        2,381,962
   K Mart Corp.                                     79,200        1,158,300
   Nike Inc.                                        25,000        2,100,000
   Sears Roebuck & Co.                              56,200        3,364,975
   Toys R Us Inc. (a)                               67,700        1,980,225
                                                               ------------
                                                                 10,985,462
                                                               ------------
TECHNOLOGY--8.0%
   Intel Corp.                                      58,600        3,710,112
   International Business Machines                  26,700        2,563,200
   Novell Inc. (a)                                  96,500        1,923,969
   Sun Microsystems Inc. (a)                        49,700        2,410,450
                                                               ------------
                                                                 10,607,731
                                                               ------------
TOBACCO--3.0%
   Philip Morris Cos. Inc.                          54,200        4,031,125
                                                               ------------
TOYS & AMUSEMENTS--1.3%
   Mattel Inc.                                      67,500        1,755,000
                                                               ------------
UTILITIES--1.8%
   National Power PLC (a),(b)                       80,800          999,900
   Southern Electric PLC (b)                        71,000        1,446,625
                                                               ------------
                                                                  2,446,525
                                                               ------------
TOTAL COMMON STOCKS
 (Identified cost $104,325,406)                                 124,254,955
                                                               ------------

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
LAZARD EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--JUNE 30, 1995 (CONTINUED)
--------------------------------------------------------------------------------

                                                  NUMBER
                DESCRIPTION                     OF SHARES         VALUE
---------------------------------------------------------------------------
PREFERRED STOCKS--0.7%
TOBACCO--0.7%
   RJR Nabisco Holdings Class C (conv.)            164,100     $  1,005,113
                                                               ------------
TOTAL PREFERRED STOCKS
 (Identified cost $1,016,950)                                     1,005,113
                                                               ------------

                                                PRINCIPAL
                                                  AMOUNT
                                                ----------
SHORT TERM INVESTMENTS--6.3%
FEDERAL AGENCIES--5.2%
   Federal National Mortgage Association
     Discount Notes, 5.89%, 7/5/95              $1,690,000        1,688,894
   Federal National Mortgage Association
     Discount Notes, 5.90%, 7/7/95               5,215,000        5,209,872
                                                               ------------
                                                                  6,898,766
                                                               ------------
U.S. GOVERNMENT OBLIGATIONS--1.1%
   United States Treasury Bills, 5.16%,
     7/6/95                                        880,000          879,369
   United States Treasury Bills, 5.18%,
     8/3/95                                        510,000          507,576
                                                               ------------
                                                                  1,386,945
                                                               ------------
TOTAL SHORT TERM INVESTMENTS
 (Identified cost $8,285,711)                                     8,285,711
                                                               ------------
TOTAL INVESTMENTS
 (Identified cost $113,628,067)(c)                   100.6%     133,545,779
LIABILITIES IN EXCESS OF CASH AND OTHER
 ASSETS                                               (0.6)        (768,304)
                                                      ----       ----------
NET ASSETS                                           100.0%    $132,777,475
                                                      ----       ----------
                                                      ----       ----------

(a) Non-income producing security.
(b) American Depository Receipts.
(c) The aggregate cost for federal income tax purposes is $113,628,067; aggregate gross unrealized appreciation is $20,842,743 and the aggregate gross unrealized depreciation is $925,031, resulting in net unrealized appreciation of $19,917,712.

              The accompanying notes are an integral part of these
                             financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
LAZARD INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--JUNE 30, 1995
--------------------------------------------------------------------------------

                                               NUMBER
               DESCRIPTION                    OF SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS*--96.9%
AUSTRALIA--3.4%
   News Corp. Ltd. (b)                           983,000     $   19,660,000
   Westpac Bank Corp.                          4,251,900         15,381,785
                                                             --------------
   TOTAL AUSTRALIA                                               35,041,785
                                                             --------------
CANADA--1.2%
   Inco Ltd.                                     435,800         12,311,350
                                                             --------------
DENMARK--1.4%
   Unidanmark Class A                            294,900         14,470,605
                                                             --------------
FINLAND--2.0%
   Kymmene Corp.                                 665,300         20,717,607
                                                             --------------
FRANCE--9.9%
   Accor                                          84,500         11,252,035
   Alcatel Alsthom (Cie Gen El)                  140,000         12,605,281
   Banque Nationale de Paris                     191,722          9,247,614
   Generale des Eaux                             216,292         24,075,543
   Michelin Class B (a)                          226,800         10,046,651
   Roussel Uclaf                                   1,000            156,041
   Roussel Uclaf 144A (b)                        224,400         17,503,200
   Total SA-B                                    308,081         18,543,411
                                                             --------------
   TOTAL FRANCE                                                 103,429,776
                                                             --------------
GERMANY--9.1%
   Hoechst AG                                     97,600         21,088,206
   Mannesmann AG                                  32,100          9,807,108
   Mannesmann AG (b)                              48,505         14,502,995
   Siemens AG                                     44,400         22,041,073
   Veba AG                                        70,328         27,639,937
                                                             --------------
   TOTAL GERMANY                                                 95,079,319
                                                             --------------
HONG KONG--2.2%
   HSBC Holdings Ltd.                          1,400,600         17,964,996
   Peregrine Investment                        3,718,000          5,285,482
                                                             --------------
   TOTAL HONG KONG                                               23,250,478
                                                             --------------
INDONESIA--0.3%
   Hanjaya Mandala Sampoerna                     404,000          3,174,674
                                                             --------------
ITALY--1.7%
   Fiat SPA (a)                                8,068,400         17,554,472
                                                             --------------
JAPAN--15.5%
   Dai Nippon Printing                           543,000          8,649,047
   DDI Corp.                                       3,871         31,057,519
   Hitachi                                     2,215,000         22,083,358
   Mazda Motor Corp. (a)                       2,612,000          9,183,836
   Mitsubishi Heavy Ind.                       2,526,000         17,166,846
   Omron Corp.                                   908,000         17,355,436
   Promise Co.                                   203,600          8,503,852
   Rohm Co., Ltd.                                466,000         24,082,119
   Sekisui Chemical                              500,000          5,899,357
   Sony Corp.                                    375,000         18,007,787
                                                             --------------
   TOTAL JAPAN                                                  161,989,157
                                                             --------------
MALAYSIA--0.4%
   Aokam Perdana Berhad                        1,567,000          3,888,577
                                                             --------------
MEXICO--1.1%
   Grupo Industrial Alfa SA                      966,500         11,737,176
                                                             --------------

NETHERLANDS--10.2%
   Akzo NV                                       168,100     $   20,091,720
   Heineken NV                                   193,100         29,223,588
   Internationale-Nederlanden Group NV           411,420         22,754,885
   Nedlloyd Group NV                             436,300         14,867,144
   Royal Dutch Petroleum Co. (b)                 164,200         20,011,875
                                                             --------------
   TOTAL NETHERLANDS                                            106,949,212
                                                             --------------
NEW ZEALAND--2.5%
   Fletcher Challenge                          6,106,600         17,146,490
   Lion Nathan Ltd.                            4,593,900          9,090,750
                                                             --------------
   TOTAL NEW ZEALAND                                             26,237,240
                                                             --------------
NORWAY--1.1%
   Aker AS Class A                               401,700          5,378,601
   Aker AS Class B                               465,100          5,850,077
                                                             --------------
   TOTAL NORWAY                                                  11,228,678
                                                             --------------
SOUTH KOREA--1.0%
   Samsung Electronics Ltd. Global
     Deposit Receipt Republic 144A
     Non-Voting (a),(b)                           87,234          4,536,168
   Samsung Electronics Ltd. Global
     Deposit Shares 144A (a),(b)                  25,000          1,318,750
   Samsung Electronics Ltd. Global
     Depositary Receipt 144A (a),(b)               1,850            169,506
   Samsung Electronics Ltd. Global
     Depositary Shares 144A (a),(b)               78,100          4,061,200
   Samsung Electronics Ltd. Sponsored
     Global Deposit 144A (b)                       9,349            865,951
                                                             --------------
   TOTAL SOUTH KOREA                                             10,951,575
                                                             --------------
SPAIN--0.5%
   Banco Santander SA                            130,100          5,128,813
                                                             --------------
SWEDEN--5.3%
   Asea AB                                       264,500         22,480,918
   Astra AB                                      698,500         21,038,288
   Volvo AB                                      633,900         12,074,535
                                                             --------------
   TOTAL SWEDEN                                                  55,593,741
                                                             --------------
SWITZERLAND--10.8%
   Baloise Holdings                                6,410         14,612,462
   Ciba Geigy AG                                  31,910         23,388,658
   Nestle SA                                      30,185         31,430,148
   Schweizerische Rueckversicherungs              30,000         23,108,989
   SGS Holding                                    11,691         20,305,688
                                                             --------------
   TOTAL SWITZERLAND                                            112,845,945
                                                             --------------
UNITED KINGDOM--17.3%
   Barclays Bank PLC                           1,375,300         14,776,764
   British Aerospace Ord.                      2,966,195         26,562,236
   British Aerospace PLC New (a)                 117,216          1,323,737
   Cadbury Schweppes                           3,164,889         23,106,157
   Lloyds Abbey Life PLC                       1,911,300         11,886,724
   Midlands Electric                           1,783,000         17,866,868
   Mirror Group PLC                            3,596,600          7,608,522
   National Power Ord.                         1,127,500          7,989,522
   National Power P/P Ord.                     2,020,800          5,560,655
   Rank Organisation                           2,905,200         18,345,227
   Royal Bank of Scotland                      3,398,700         23,110,295
   Thorn EMI                                   1,067,100         22,099,001
                                                             --------------
   TOTAL UNITED KINGDOM                                         180,235,708
                                                             --------------
TOTAL COMMON STOCKS
 (Identified cost $932,864,093)                               1,011,815,888
                                                             --------------

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
LAZARD INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--JUNE 30, 1995 (CONTINUED)
--------------------------------------------------------------------------------

                                               NUMBER
               DESCRIPTION                    OF SHARES          VALUE
---------------------------------------------------------------------------
WARRANTS--0.0%
   Baloise Holdings                                3,745     $       35,775
                                                             --------------
TOTAL WARRANTS
 (Identified cost $0)                                                35,775
                                                             --------------

                                              PRINCIPAL
                                               AMOUNT
                                             -----------
SHORT TERM INVESTMENTS--6.0%
COMMERCIAL PAPER--0.1%
   Ford Motor Credit Corp., 6.05%, 7/3/95    $ 1,295,000          1,294,565
                                                             --------------
FEDERAL AGENCIES--5.8%
   Federal National Mortgage Association
     Discount Notes, 5.88%, 7/5/95            29,295,000         29,275,862
   Federal National Mortgage Association
     Discount Notes, 5.90%, 7/7/95            31,245,000         31,214,275
                                                             --------------
                                                                 60,490,137
                                                             --------------
U.S. GOVERNMENT OBLIGATIONS--0.1%
   United States Treasury Bills,
     5.20%, 8/3/95                               925,000            920,591
                                                             --------------
TOTAL SHORT TERM INVESTMENTS
 (Identified cost $62,705,293)                                   62,705,293
                                                             --------------
TOTAL INVESTMENTS
 (Identified cost $995,569,386)(c)                 102.9%     1,074,556,956
LIABILITIES IN EXCESS OF CASH AND OTHER
 ASSETS                                             (2.9)       (29,895,734)
                                             -----------     --------------
NET ASSETS                                         100.0%    $1,044,661,222
                                                  =======    ==============

(a) Non-income producing security.

(b) American Depository Receipts.

(c) The aggregate cost for federal income tax purposes is $995,569,386; aggregate gross unrealized appreciation is $100,232,709 and the aggregate gross unrealized depreciation is $21,245,139, resulting in net unrealized appreciation of $78,987,570.

 * Percentages of common stocks are presented in the portfolio by country. Percentages by industry are as follows:
   Aerospace & Defense 2.7%, Automotive 4.7%, Banks 9.8%, Chemicals & Plastics 4.5%, Domestic Oil 1.1%, Drugs & Health Care 5.9%, Electrical Equipment 7.2%, Electronics 5.0%, Energy 1.9%, Entertainment 1.8%, Financial Services 2.3%, Food & Beverage 9.4%, Forest Products 0.4%, Industrial & Machinery 2.1%, Insurance 2.5%, International Oil 1.8%, Machinery 4.0%, Mining 1.2%, Miscellaneous 3.0%, Paper Products 3.6%, Publishing 2.6%, Retailing 2.1%, Services 3.8%, Steel 1.1%, Telephone 3.0%, Transportation & Freight Services 1.4%, Utilities 8.0%.

   Forward Foreign Currency Contracts open at June 30, 1995:

                                                         Unrealized
    Contracts            In Exchange        Delivery     Appreciation
    to Deliver               For              Date       (Depreciation)
------------------     ----------------     --------     -----------
DEM    29,026,049       $    20,118,000      9/11/95      ($  931,110)
FRF   155,019,249       $    30,177,000      9/11/95       (1,715,876)
DFL    32,476,286       $    20,118,000      9/11/95         (916,137)
SEK   224,593,228       $    30,177,000      9/11/95         (517,820)
FRF        21,010       $         4,325      7/31/95               (6)
ITL 2,496,829,136       $     1,504,516      7/31/95          (21,430)
$         648,622       GBP     406,074      7/07/95           (2,727)
$       1,256,693       PTS 151,670,275      7/06/95           (4,513)
IDR   431,461,416       $       193,480      7/06/95             (261)
$       1,918,960       PTS 231,733,550      7/05/95           (5,782)
$       2,012,970       GBP   1,251,494      7/05/95          (22,364)
$       6,347,570       JPY 536,814,029      7/05/95          (13,855)
$       3,663,716       DFL   5,665,204      7/05/95           (7,566)
$       2,018,528       PTS 243,474,797      7/03/95           (8,416)
$         854,202       GBP     531,716      7/03/95           (8,463)
$       2,310,048       HKD  17,871,685      7/03/95             (388)
$       3,646,960       JPY 307,621,092      7/03/95          (17,427)
IDR 2,849,556,052       $     1,277,828      7/03/95           (1,721)
DFL     2,561,765            $1,637,434      7/03/95          (15,851)
                                                          -----------
                                                          ($4,211,713)
                                                          ===========

              The accompanying notes are an integral part of these
                             financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS--JUNE 30, 1995
--------------------------------------------------------------------------------

                                               PRINCIPAL
            DESCRIPTION                         AMOUNT               VALUE
-----------------------------------------------------------------------------
CURRENCY DENOMINATED BONDS* --95.2%
AUSTRALIAN DOLLAR--0.9%
GOVERNMENT OBLIGATIONS
   Commonwealth of Australia,
     6.25%, 3/15/99                    AUD         250,000        $   165,853
   Commonwealth of Australia,
     9.50%, 8/15/03                                345,000            250,842
                                                                  -----------
TOTAL AUSTRALIAN DOLLAR                                               416,695
                                                                  -----------
AUSTRIAN SCHILLING--0.9%
GOVERNMENT OBLIGATION
   Republic of Austria,
     5.625%, 12/14/00                  ATS       4,000,000            396,715
                                                                  -----------
BRITISH POUND--5.9%
GOVERNMENT OBLIGATIONS
   United Kingdom Treasury,
     7.25%, 3/30/98                    GBP         350,000            547,831
   United Kingdom Treasury,
     8.00%, 6/10/03                                425,000            658,676
   United Kingdom Treasury,
     8.50%, 12/7/05                                250,000            398,764
   United Kingdom Treasury,
     8.50%, 7/16/07                                200,000            318,415
   United Kingdom Treasury,
     12.50%, 11/21/05                              150,000            293,761
CORPORATE BOND
   Tokyo Electric Power,
     11.00%, 6/5/01                                250,000            436,665
                                                                  -----------
TOTAL BRITISH POUND                                                 2,654,112
                                                                  -----------
CANADIAN DOLLAR--3.1%
GOVERNMENT OBLIGATIONS
   Government of Canada,
     9.00%, 12/1/04                    CAD         600,000            466,611
   Government of Canada Real Return,
     4.25%, 12/1/21                                800,000            587,713
CORPORATE BOND
   Quebec Housing,
     8.95%, 5/13/13                                419,000            311,008
                                                                  -----------
TOTAL CANADIAN DOLLAR                                               1,365,332
                                                                  -----------
CZECH KORUNA--3.9%
CORPORATE BONDS
   CEZ,
     14.375%, 1/27/01                  CZK      10,000,000            410,058
   Czech Trade Bank,
     11.125%, 8/26/97                            5,000,000            191,973
   Skoda Finance,
     11.625%, 2/9/98                            30,000,000          1,165,764
                                                                  -----------
TOTAL CZECH KORUNA                                                  1,767,795
                                                                  -----------

DANISH KRONE--5.0%
GOVERNMENT OBLIGATION
   Kingdom of Denmark,
     8.00%, 5/15/03                    DKR       1,000,000        $   179,946
CORPORATE BONDS
   Kreditforeningen,
     10.20%, 4/15/04 (a)                         5,000,000            948,060
   Nykredit,
     6.00%, 10/1/26                              8,000,000          1,108,046
                                                                  -----------
TOTAL DANISH KRONE                                                  2,236,052
                                                                  -----------
DUTCH GUILDER--4.9%
GOVERNMENT OBLIGATIONS
   Government of Netherlands,
     6.75%, 2/15/99                    DFL       1,590,000          1,051,278
   Government of Netherlands,
     8.75%, 1/15/07                                300,000            216,360
   Government of Netherlands,
     9.00%, 5/15/00                              1,300,000            933,785
                                                                  -----------
TOTAL DUTCH GUILDER                                                 2,201,423
                                                                  -----------
FINNISH MARKKA--3.2%
GOVERNMENT OBLIGATION
   Republic of Finland,
     8.50%, 4/25/05                    FIM       6,600,000          1,417,429
                                                                  -----------
FRENCH FRANC--3.2%
GOVERNMENT OBLIGATIONS
   Government of France,
     7.00%, 11/12/99                   FRF       2,500,000            513,367
   Government of France,
     8.50%, 10/25/19                             4,350,000            928,947
                                                                  -----------
TOTAL FRENCH FRANC                                                  1,442,314
                                                                  -----------
GERMAN MARK--9.9%
GOVERNMENT OBLIGATIONS
   Federal Republic of Germany,
     6.00%, 6/20/16                    DEM         800,000            485,819
   Federal Republic of Germany,
     8.00%, 1/21/02                                700,000            537,313
   Federal Republic of Germany,
     8.25%, 9/20/01                                500,000            388,676
CORPORATE BONDS
   International Bank Reconstruction
     and Development,
     7.125%, 4/12/05                             3,300,000          2,370,302
   State of Hessen,
     6.00%, 11/29/13                             1,000,000            664,907
                                                                  -----------
TOTAL GERMAN MARK                                                   4,447,017
                                                                  -----------

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS--JUNE 30, 1995 (CONTINUED)
--------------------------------------------------------------------------------

                                               PRINCIPAL
            DESCRIPTION                         AMOUNT               VALUE
-----------------------------------------------------------------------------
IRISH POUND--2.6%
GOVERNMENT OBLIGATION
   Republic of Ireland,
     6.25%, 4/1/99                     IEP         770,000        $ 1,168,863
                                                                  -----------
ITALIAN LIRA--7.3%
GOVERNMENT OBLIGATIONS
   Republic of Italy,
     8.50%, 8/1/99                     ITL   5,100,000,000          2,761,558
   Republic of Italy,
     12.00%, 5/1/97                            400,000,000            245,146
   Republic of Italy,
     12.00%, 1/1/02                            400,000,000            243,435
                                                                  -----------
TOTAL ITALIAN LIRA                                                  3,250,139
                                                                  -----------
JAPANESE YEN--32.1%
GOVERNMENT OBLIGATIONS
   Credit Local De France,
     6.00%, 10/31/01                   JPY      80,000,000          1,130,317
   Government of Japan,
     3.40%, 3/22/04                            165,000,000          2,023,686
   Government of Japan,
     5.50%, 3/20/02                             60,000,000            832,729
   Government of Japan,
     6.40%, 3/20/00                            255,000,000          3,594,160
   Republic of Austria,
     4.50%, 9/28/05                             80,000,000          1,071,323
   Republic of Austria,
     6.25%, 10/16/03                            15,000,000            221,226
   Republic of Italy,
     3.50%, 6/20/01                            230,000,000          2,813,772
CORPORATE BOND
   Export Import Bank,
     4.375%, 10/1/03                           205,000,000          2,702,938
                                                                  -----------
TOTAL JAPANESE YEN                                                 14,390,151
                                                                  -----------
NEW ZEALAND DOLLAR--1.2%
GOVERNMENT OBLIGATION
   Government of New Zealand,
     10.00%, 7/15/97                   NZD         800,000            552,758
                                                                  -----------
NORWEGIAN KRONE--2.3%
CORPORATE BOND
   Sparebanken Norway,
     10.25%, 6/23/03 (a)               NOK       6,000,000          1,025,887
                                                                  -----------
SPANISH PESETA--3.0%
GOVERNMENT OBLIGATION
   Government of Spain,
     12.25%, 3/25/00                   PTS     160,000,000          1,355,030
                                                                  -----------

SWEDISH KRONA--0.9%
GOVERNMENT OBLIGATION
   Kingdom of Sweden,
     10.25%, 5/5/00                    SEK       3,000,000        $   407,645
                                                                  -----------
UNITED STATES DOLLAR--4.9%
FOREIGN GOVERNMENT OBLIGATION--1.5%
   Argentina Bote II,
     6.0625%, 9/1/97 (b)               USD       1,340,000            663,300
                                                                  -----------
YANKEE BONDS--3.4%
   Astra International,
     9.75%, 4/29/01                                100,000            101,500
   Banpais,
     8.25%, 8/18/95                                800,000            792,000
   Den Norske Credit,
     6.3125%, 11/29/49 (a)                         700,000            541,205
   Hong Kong & Shanghai Bank,
     6.75%, 8/29/49 (a)                            100,000             80,220
                                                                  -----------
                                                                    1,514,925
                                                                  -----------
TOTAL UNITED STATES DOLLAR                                          2,178,225
                                                                  -----------
TOTAL CURRENCY DENOMINATED BONDS *
 (Identified cost $39,799,094)                                     42,673,582
                                                                  -----------
SHORT TERM INVESTMENTS--4.2%
U.S. GOVERNMENT OBLIGATIONS--4.2%
   United States Treasury Bills,
     5.16%, 7/6/95                                 275,000            274,803
   United States Treasury Bills,
     5.21%, 8/3/95                               1,595,000          1,587,376
                                                                  -----------
TOTAL SHORT TERM INVESTMENTS
 (Identified cost $1,862,179)                                       1,862,179
                                                                  -----------
TOTAL INVESTMENTS
 (Identified cost $41,661,273) (c)                    99.4%        44,535,761
CASH AND OTHER ASSETS IN EXCESS OF
 LIABILITIES                                           0.6            266,700
                                                      ----          ---------
NET ASSETS                                           100.0%       $44,802,461
                                                     =====        ===========

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS--JUNE 30, 1995 (CONTINUED)
--------------------------------------------------------------------------------

(a) Variable rate security. Interest shown is the current rate.
(b) Coupon set quarterly to 3 month LIBOR. Current rate shown.
(c) The aggregate cost for federal income tax purposes $41,661,273; aggregate gross unrealized appreciation is $3,108,072 and the aggregate gross unrealized depreciation is $233,584, resulting in net unrealized appreciation of $2,874,488.
 * Percentages of holdings are presented in the portfolio by currency denomination. Percentages by country are as follows:
   Argentina 1.5%, Austria 3.8%, Australia 0.9%, Canada 3.1%, Czech Republic 3.9%, Denmark 5.0%, Finland 3.2%, France 5.7%, Germany 9.9%, Honk Kong 0.2%, Indonesia 0.2%, Ireland 2.6%, Italy 13.5%, Japan 21.4%, Netherlands 4.9%, New Zealand 1.2%, Norway 3.5%, Spain 3.0%, Sweden 0.9%, United Kingdom 5.0%, United States 1.8%.

Forward Foreign Currency Contracts open at June 30, 1995:

                                                    Unrealized
  Contracts          In Exchange       Delivery     Appreciation
  to Deliver             For             Date       (Depreciation)
--------------     ---------------     --------     --------
AUD 163,728        $      117,000      9/12/95      $    989
$     478,000      CAD    655,458      9/12/95        (1,614)
$     845,000      DEM  1,206,153      9/12/95        29,708
$     543,000      DKR  3,055,733      9/12/95        21,954
$     895,000      FRF  4,603,701      9/12/95        52,121
$      83,000      JPY  7,119,740      9/12/95         1,826
NOK 6,483,516      $    1,014,000      9/12/95       (39,314)
$     146,000      SEK   1093,978      9/12/95         3,499
$     360,058      JPY 30,338,458      7/10/95        (2,103)
$     290,674      DFL    450,400      7/05/95             0
$     692,163      DEM    968,267      7/03/95         8,008
DEM 1,071,760      $      771,364      7/03/95        (3,645)
                                                    --------
                                                    $ 71,429
                                                    ========

              The accompanying notes are an integral part of these
                             financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
LAZARD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS--JUNE 30, 1995
--------------------------------------------------------------------------------

                                             PRINCIPAL
               DESCRIPTION                    AMOUNT                VALUE
----------------------------------------------------------------------------
ASSET-BACKED SECURITIES--8.1%
   American Financial Home Equity Loan,
     8.00%, 7/25/06                         $   85,319           $    86,865
   Bridgestone Firestone,
     6.25%, 12/1/99                            183,333               183,562
   D.R. Structure Finance Corp., 9.35%,
     8/15/19                                   600,000               615,000
   Fical Home Equity Loan Trust, 8.90%,
     11/15/97                                    3,503                 3,524
   G E Capital Mortgage Services Inc.,
     7.20%, 9/15/11                             58,864                59,158
   Green Tree Financial Corp., 6.60%,
     6/15/19                                   387,522               388,975
   Green Tree Financial Corp., 7.25%,
     1/15/20                                   600,000               608,625
   Olympic Automobile Receivable, 6.85%,
     6/15/01                                   680,215               686,911
   Security Pacific Home Equity Loan,
     7.85%, 5/15/98                             46,239                46,933
                                                                 -----------
TOTAL ASSET-BACKED SECURITIES
 (Identified Cost $2,628,730)                                      2,679,553
                                                                 -----------
COLLATERALIZED MORTGAGE OBLIGATIONS--2.8%
   DLJ Mortgage Acceptance Corp., 6.50%,
     4/25/24                                   425,000               422,742
   Prudential Home Mortgage Securities
     Co., 7.50%, 8/25/24                       500,000               505,000
                                                                 -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
 (Identified Cost $908,992)                                          927,742
                                                                 -----------
CORPORATE BONDS--4.8%
CREDIT & FINANCE--2.2%
   General Motors Acceptance Corp.,
     5.625%, 2/1/99                            750,000               725,250
                                                                 -----------
FINANCIAL SERVICES--0.8%
   Salomon Inc., 8.55%, 2/17/97                265,000               272,081
                                                                 -----------
STEEL--1.5%
   USX Marathon Group, 8.50%, 3/1/23           500,000               501,935
                                                                 -----------
UTILITIES--0.3%
   Texas New Mexico Power Co., 9.25%,
     9/15/00                                    80,000                83,200
                                                                 -----------
TOTAL CORPORATE BONDS
 (Identified Cost $1,556,086)                                      1,582,466
                                                                 -----------
MUNICIPAL BONDS--1.7%
   Brazos River Authority Texas Revenue,
     5.80%, 8/1/15                             300,000               287,973
   Clark County Nevada Passenger Facility,
     5.75%, 7/1/23                             300,000               277,686
                                                                 -----------
TOTAL MUNICIPAL BONDS
 (Identified Cost $566,010)                                          565,659
                                                                 -----------

MORTGAGE PASS-THROUGH SECURITIES--2.8%
   Federal National Mortgage Association,
     6.00%, 12/1/00                         $  944,340           $   928,404
                                                                 -----------
TOTAL MORTGAGE PASS-THROUGH SECURITIES
 (Identified Cost $907,377)                                          928,404
                                                                 -----------
U.S. GOVERNMENT OBLIGATIONS--75.8%
   United States Treasury Bonds, 8.875%,
     2/15/19                                 4,765,000             5,957,012
   United States Treasury Notes, 4.625%,
     2/15/96                                   105,000               104,294
   United States Treasury Notes, 6.875%,
     10/31/96                                2,063,000             2,090,397
   United States Treasury Notes, 5.125%,
     4/30/98                                 2,400,000             2,352,384
   United States Treasury Notes, 7.50%,
     11/15/01                                4,050,000             4,347,432
   United States Treasury Notes, 5.875%,
     2/15/04                                 4,115,000             4,014,059
   United States Treasury Notes, 5.125%,
     12/31/98                                5,355,000             5,215,288
   United States Treasury Notes, 7.75%,
     12/31/99                                  935,000               998,262
                                                                 -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
 (Identified Cost $24,182,130)                                    25,079,128
                                                                 -----------
FEDERAL AGENCIES--1.6%
   Federal Home Loan Mortgage Corporation,
     4.875%, 6/23/98                           550,000               532,383
                                                                 -----------
TOTAL FEDERAL AGENCIES
 (Identified Cost $518,572)                                          532,383
                                                                 -----------
SHORT TERM INVESTMENTS--0.4%
U.S. GOVERNMENT OBLIGATIONS--0.4%
   United States Treasury Bills, 5.19%,
     8/3/95                                    125,000               124,406
                                                                 -----------
TOTAL SHORT TERM INVESTMENTS
 (Identified Cost $124,406)                                          124,406
                                                                 -----------
TOTAL INVESTMENTS
 (Identified cost $31,392,303)(a)                 98.0%           32,419,741
CASH AND OTHER ASSETS IN EXCESS OF
 LIABILITIES                                       2.0               657,062
                                               --------          -----------
NET ASSETS                                       100.0%          $33,076,803
                                               ========          ===========



(a) The aggregate cost for federal income tax purposes is $31,392,303; aggregate gross unrealized appreciation is $1,034,045 and the aggregate gross unrealized depreciation is $6,607, resulting in net unrealized appreciation of $1,027,438.

              The accompanying notes are an integral part of these
                             financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
LAZARD STRATEGIC YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS--JUNE 30, 1995
--------------------------------------------------------------------------------

                                          PRINCIPAL
          DESCRIPTION                       AMOUNT               VALUE
-------------------------------------------------------------------------
CURRENCY DENOMINATED BONDS*--79.0%
AUSTRALIAN DOLLAR--2.6%
GOVERNMENT OBLIGATION
   Commonwealth of Australia,
     7.00%, 4/15/00                AUD       2,800,000        $ 1,867,125
                                                              -----------
BRITISH POUND--0.9%
GOVERNMENT OBLIGATION
   United Kingdom Treasury,
     2.50%, 7/17/24                GBP         350,000            643,689
                                                              -----------
CANADIAN DOLLAR--5.0%
GOVERNMENT OBLIGATIONS
   Canada Trust (conv.),
     7.00%, 7/1/09                 CAD       2,000,000          1,310,521
   Government of Canada
     Real Return,
     4.25%, 12/1/21                          2,850,000          2,093,728
   Quebec Housing,
     8.95%, 5/13/13                            394,000            292,452
                                                              -----------
TOTAL CANADIAN DOLLAR                                           3,696,701
                                                              -----------
CZECH KORUNA--4.6%
CORPORATE BONDS
   Czech Electric Co.,
     14.375%, 1/27/01              CZK      20,370,000            841,198
   Czech Trade Bank,
     11.125%, 8/26/97                       20,000,000            767,892
   Skoda Finance,
     11.625%, 2/9/98                        45,000,000          1,748,646
                                                              -----------
TOTAL CZECH KORUNA                                              3,357,736
                                                              -----------
DANISH KRONE--4.4%
CORPORATE BONDS
   Kreditforeningen,
     10.20%, 4/15/04 (a)           DKR       9,000,000          1,706,509
   Nykredit,
     6.00%, 10/1/26                         11,000,000          1,523,562
                                                              -----------
TOTAL DANISH KRONE                                              3,230,071
                                                              -----------
INDONESIAN RUPIAH--1.1%
CORPORATE BONDS
   Astra International,
     0.00%, 11/22/95               IDR   1,000,000,000            420,805
   Bakrie & Brothers,
     0.00%, 12/21/95                     1,000,000,000            412,663
                                                              -----------
TOTAL INDONESIAN RUPIAH                                           833,468
                                                              -----------
IRISH POUND--2.7%
GOVERNMENT OBLIGATION
   Republic of Ireland, 6.25%,
     4/1/99                        IEP       1,305,000          1,980,994
                                                              -----------
ITALIAN LIRA--1.0%
GOVERNMENT OBLIGATION
   Republic of Italy,
     8.50%, 8/1/99                 ITL   1,400,000,000            758,075
                                                              -----------

                                          PRINCIPAL
          DESCRIPTION                       AMOUNT               VALUE
-------------------------------------------------------------------------
NEW ZEALAND DOLLAR--1.3%
GOVERNMENT OBLIGATION
   Government of New Zealand,
     10.00%, 7/15/97               NZD       1,400,000        $   967,327
                                                              -----------
NORWEGIAN KRONE--2.3%
CORPORATE BOND
   Sparebanken Norway,
     10.25%, 6/23/03               NOK      10,000,000          1,709,811
                                                              -----------
SPANISH PESETA--1.6%
GOVERNMENT OBLIGATION
   Government of Spain,
     12.25%, 3/25/00               PTS     140,000,000          1,185,651
                                                              -----------
SOUTH AFRICAN RAND--0.6%
GOVERNMENT OBLIGATION
   Republic of South Africa,
     12.00%, 2/28/05               ZAR       1,960,000            419,321
                                                              -----------
SWITZERLAND FRANC--0.5%
CORPORATE BOND
   CPC International Inc.,
     5.75%, 3/27/45                CHF         500,000            371,255
                                                              -----------
THAILAND BAHT--0.6%
BILL OF EXCHANGE
   Krung Thai Thana BE,
     0.00%, 9/21/95                THB      10,000,000            396,193
                                                              -----------
TURKISH LIRE--0.6%
GOVERNMENT OBLIGATION
   Turkey Treasury Bill,
     0.00%, 8/29/95                TRL  22,000,000,000            449,454
                                                              -----------
UNITED STATES DOLLAR--49.2%
CORPORATE BONDS--23.0%
   Air & Water Technologies
     Corp.,
     8.00%, 5/15/15                USD         300,000            237,000
   Astra International,
     9.75%, 4/29/01                          1,540,000          1,563,100
   Banco De Comercio Exterior,
     8.625%, 6/2/00                            650,000            654,875
   Banpais SA,
     8.25%, 8/18/95                            900,000            879,537
   Burns Philp (conv.),
     5.50%, 4/30/04                            745,000            646,287
   Citibank Ecuador Note,
     0.00%, 9/11/95                            500,000            500,000
   Citibank N A Rupee Note,
     12.937%, 7/3/95                           433,125            433,125
   Columbia Gas Systems Inc.,
     10.25%, 8/1/11 (e)                        700,000          1,050,000
   Compania Sub Americana,
     7.375%, 12/8/03                           260,000            241,800
   Dairy Farm International
     Holdings Ltd. (Conv.),
     6.50%, 5/10/49                            250,000            188,125

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
LAZARD STRATEGIC YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS--JUNE 30, 1995 (CONTINUED)
--------------------------------------------------------------------------------

                                          PRINCIPAL
          DESCRIPTION                       AMOUNT               VALUE
-------------------------------------------------------------------------
   Den Norske Credit,
     6.3125%, 11/29/49 (a)              $      800,000        $   618,520
   Eletson Holdings Inc.,
     9.25%, 11/15/03                           700,000            675,500
   Export-Import Bank of Japan,
     8.00%, 6/4/00                             496,375            502,332
   Flagstar Corp.,
     10.75%, 9/15/01                         1,050,000            987,000
   Fort Howard Corp.,
     8.25%, 2/1/02                             785,000            745,750
   Hong Kong & Shanghai Bank,
     6.75%, 8/29/49                          1,200,000            962,640
   Kansallis Osake Pankki,
     8.4375%, 9/22/43 (a)                    1,000,000          1,021,500
   Noble Drilling Corp.,
     9.25%, 10/1/03                            820,000            834,350
   NorthWest Airlines Inc.,
     8.625%, 8/1/96                            720,000            723,600
   Pathmark Stores Inc.,
     9.625%, 5/1/03                            550,000            536,250
   Rowan Cos. Inc.,
     11.875%, 12/1/01                          820,000            877,400
   Sequa Corp.,
     9.625%, 10/15/99                        1,055,000          1,065,550
   Sparbankernas Bank,
     8.125%, 10/20/49 (a)                      900,000            910,350
                                                              -----------
TOTAL CORPORATE BONDS                                          16,854,591
                                                              -----------
FEDERAL AGENCIES--0.7%
   Government National Mortgage
     Association,
     6.00%, 7/1/25                             500,000            500,200
                                                              -----------
U.S. GOVERNMENT OBLIGATIONS--4.3%
   United States Treasury Notes,
     4.625%, 2/15/96                           385,000            382,413
   United States Treasury Notes,
     5.125%, 4/30/98                         1,040,000          1,019,366
   United States Treasury Notes,
     5.125%, 12/31/98                        1,820,000          1,772,516
                                                              -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS                               3,174,295
                                                              -----------
FOREIGN GOVERNMENT OBLIGATIONS--9.9%
   Argentina Bote II,
     6.0625%, 9/1/97 (c)                     2,100,000          1,039,500
   Argentina Bote X,
     6.3125%, 4/1/00 (c)                       600,000            376,800
   Argentina Pensioner Bocon,
     0.00%, 4/1/01 (d)                       1,100,000            830,500
   Banco Central de
     Costa Rica,
     6.9375%, 5/21/05 (a)                      305,660            220,075
   Federal Republic of Brazil,
     6.6875%, 1/1/01 (a)                       873,000            701,674
   Republic of Brazil,
     7.25%, 4/15/24 (a)                      1,550,000            883,500
   Republic of Brazil
     Federative,
     7.25%, 4/15/06 (a)                        800,000            477,000
   Republic of Poland,
     3.25%, 10/27/14 (a)                $    1,500,000        $   892,500
   Republic of Poland,
     7.125%, 10/27/24 (a)                    1,000,000            766,250
   Republic of South Africa,
     9.625%, 12/15/99                          500,000            519,375
   Republic of South Africa,
     9.625%, 12/15/99                          550,000            571,313
                                                              -----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS                            7,278,487
                                                              -----------
YANKEE BONDS--4.1%
   Bridas Corp.,
     12.50%, 11/15/99                          800,000            722,000
   Compania Sub Americana 144A,
     7.375%, 12/8/03                           750,000            697,500
   Essar Gujarat Ltd. 144A,
     9.40%, 7/15/99 (a)                      1,600,000          1,584,000
                                                              -----------
TOTAL YANKEE BONDS                                              3,003,500
                                                              -----------
COLLATERALIZED MORTGAGE OBLIGATIONS--5.9%
   Federal Home Loan
     Mortgage Corp.,
     5.963%, 2/1/24 (a)                      1,810,075          1,833,832
   Federal National Mortgage
     Association,
     7.329%, 11/1/27 (a)                     1,780,444          1,816,231
   Prudential Home Mortgage
     Securities Co.,
     6.00%, 10/25/00                           750,000            731,250
                                                              -----------
TOTAL COLLATERALIZED MORTGAGE
 OBLIGATIONS                                                    4,381,313
                                                              -----------
MUNICIPAL BONDS--1.3%
   Brazos River Authority
     Texas Revenue,
     5.80%, 8/1/15                             500,000            479,955
   Clark County Nevada Passenger
     Facility,
     5.75%, 7/1/23                             500,000            462,810
                                                              -----------
TOTAL MUNICIPAL BONDS                                             942,765
                                                              -----------
TOTAL UNITED STATES DOLLAR                                     36,135,151
                                                              -----------
TOTAL CURRENCY DENOMINATED BONDS*
 (Identified cost $56,629,853)                                 58,002,022
                                                              -----------
STRUCTURED NOTES--3.6%
   Goldman
     Malaysian/Philippines,
     8.75%, 9/21/95                            860,000            859,570
   JP Morgan Polish Note,
     0.00%, 7/26/95                            660,000            657,623
   Morgan Stanley
     Group Inc.,
     14.25%, 6/26/96 (a)                       500,000            500,000
   BT Hungarian,
     0.00%, 12/1/95 (b)                        741,445            652,027
                                                              -----------
TOTAL STRUCTURED NOTES
 (Identified cost $2,634,509)                                   2,669,220
                                                              -----------

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
LAZARD STRATEGIC YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS--JUNE 30, 1995 (CONTINUED)
--------------------------------------------------------------------------------

                                          PRINCIPAL
          DESCRIPTION                       AMOUNT               VALUE
-------------------------------------------------------------------------
SHORT TERM INVESTMENTS--17.4%
FEDERAL AGENCIES--15.4%
   Federal Home Loan
     Mortgage Corp.,
     5.89%, 7/5/95                      $    3,720,000        $ 3,717,565
   Federal National Mortgage
     Association Discount Notes,
     5.90%, 7/7/95                           7,610,000          7,602,517
                                                              -----------
                                                               11,320,082
                                                              -----------
U.S. GOVERNMENT OBLIGATIONS--2.0%
   United States Treasury Bills,
     5.12%, 8/3/95                           1,080,000          1,074,931
   United States Treasury Bills,
     5.16%, 7/6/95                             390,000            389,721
                                                              -----------
                                                                1,464,652
                                                              -----------
TOTAL SHORT TERM INVESTMENTS
 (Identified cost $12,784,734)                                 12,784,734
                                                              -----------
TOTAL INVESTMENTS
 (Identified cost
 $72,049,096)(f)                                 100.0%        73,455,976
LIABILITIES IN EXCESS OF CASH
 AND OTHER ASSETS                                  0.0            (21,612)
                                                 -----        -----------
NET ASSETS                                       100.0%       $73,434,364
                                                 =====        ===========

(a)   Variable rate security. Interest shown is the current rate.
(b)   Interest is linked to the Hungarian Forint Index.
(c)   Coupon set quarterly to 3 month LIBOR. Current rate shown.
(d)   Zero coupon until 5/1/97, then coupon set monthly to 30 day LIBOR.
(e)   Bond in default.
(f)   The aggregate cost for federal income tax purposes is $72,049,096;
      aggregate gross unrealized appreciation is $1,849,236 and the aggregate gross unrealized depreciation is $442,356, resulting in net unrealized appreciation of $1,406,880.
 * Percentages of holdings are presented in the portfolio by currency denomination. Percentages by country are as follows:
      Argentina 3.1%, Australia 2.5%, Brazil 2.8%, Canada 5.0%, Chile
      0.3%, Costa Rica 0.3%, Czech Republic 4.6%, Denmark 4.4%, Greece
      0.9%, Hong Kong 1.6%, India 2.2%, Indonesia 3.3%, Ireland 2.7%,
      Italy 1.0%, Japan 0.7%, Netherlands 0.9%, New Zealand 1.3%, Norway
      3.2%, Poland 3.6%, South Africa 0.6%, Spain 2.9%, Switzerland 0.5%,
      Thailand 0.5%, Turkey 0.6%, United Kingdom 0.9%, United States
      32.2%.
      Percentages by industry are as follows:
      Aerospace & Defense 1.5%, Banking 10.4%, Communication Services
      0.6%, Consumer Goods 2.7%, Credit & Finance 6.3%, Environmental
      Services 0.3%, Food & Beverages 3.0%, Paper Products 1.0%, Petroleum
      Services 2.3%, Supermarkets 0.7%, Transportation & Freight Services
      1.9%, Utilities 1.1%, Bill of Exchange 0.5%, Collateralized Mortgage
      Obligation 6.0%, U.S. Government Obligations 4.3%, Foreign
      Government Obligations 28.3%, Municipal Bonds 1.3%, Structured Notes
      3.6%, Yankee Bonds 4.1%, Other 2.7%.

Forward Foreign Currency Contracts open at June 30, 1995:

                                                       Unrealized
    Contracts           In Exchange       Delivery     Appreciation
    to Deliver              For             Date       (Depreciation)
------------------     --------------     --------     ---------
AUD     2,260,006      $    1,615,000      9/12/95      $  13,646
CAD     4,667,735      $    3,404,000      9/12/95         11,492
CHF       417,296      $      352,000      9/12/95        (12,527)
DEM     3,140,720      $    2,208,260      9/12/95        (69,407)
DKR    17,737,880      $    3,152,000      9/12/95       (127,436)
PTS   142,350,480      $    1,117,000      9/12/95        (49,454)
GBP       384,566      $      603,000      9/12/95         (7,713)
IEP     1,229,575      $    1,964,000      9/12/95        (45,940)
ITL 1,309,420,800      $      762,000      9/12/95        (30,249)
JPY     3,979,800      $       47,520      9/12/95            104
NOK    20,077,160      $    3,140,000      9/12/95       (121,741)
XEU       346,725      $      457,000      9/12/95         (4,303)
$       1,951,516      AUD  2,714,208      7/03/95        (22,441)
AUD     2,738,886      $    1,969,259      7/03/95         22,645
                                                        ---------
                                                        ($443,324)
                                                        =========

              The accompanying notes are an integral part of these
                             financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
LAZARD SMALL CAP PORTFOLIO
PORTFOLIO OF INVESTMENTS--JUNE 30, 1995
--------------------------------------------------------------------------------

                                                 NUMBER
                DESCRIPTION                     OF SHARES       VALUE
-------------------------------------------------------------------------
COMMON STOCKS--90.1%
AUTO PARTS--3.6%
   A.O. Smith Class B                               53,800   $  1,264,300
   Carlisle Cos. Inc.                              133,000      5,087,250
   Durakon Industries Inc. (a)                     250,000      3,812,500
   Lear Seating Corp. (a)                          224,800      5,142,300
   Standard Motor Products Inc.                    215,000      4,353,750
                                                             ------------
                                                               19,660,100
                                                             ------------
BROADCASTING--2.8%
   Evergreen Media (a)                             252,000      6,552,000
   Katz Media Group Inc. (a)                       230,000      3,651,250
   Renaissance Communications Corp. (a)            155,500      5,209,250
                                                             ------------
                                                               15,412,500
                                                             ------------
BUILDING & CONSTRUCTION--1.5%
   Centex Construction Products Inc. (a)           288,400      3,713,150
   Redman Industries (a)                           200,000      4,350,000
                                                             ------------
                                                                8,063,150
                                                             ------------
BUSINESS SERVICES AND SUPPLIES--1.3%
   Ideon Group Inc.                                700,000      6,912,500
                                                             ------------
CHEMICALS & PLASTICS--2.5%
   Fuller H B Co.                                  202,400      7,488,800
   Mississippi Chemical Corp.                      319,000      6,360,062
                                                             ------------
                                                               13,848,862
                                                             ------------
COMMUNICATIONS--5.4%
   ACS Enterprises Inc. (a)                        200,000      3,650,000
   Associated Group Inc. Class A (a)                56,650        977,213
   Associated Group Inc. Class B (a)               256,650      4,748,025
   Cablevision Systems Corp. (a)                    84,600      5,393,250
   Cellular Communications Puerto Rico (a)         195,058      5,973,651
   International Cabletel Inc. (a)                 200,000      6,500,000
   Preferred Entertainment Inc. (a)                140,000      2,292,500
                                                             ------------
                                                               29,534,639
                                                             ------------
CONSUMER GOODS--1.0%
   American Recreation Holdings Inc. (a)           142,500      1,140,000
   Triarc Cos. Inc. (a)                            289,300      4,520,313
                                                             ------------
                                                                5,660,313
                                                             ------------
COSMETICS & TOILETRIES--1.1%
   Maybelline Inc.                                 296,100      6,070,050
                                                             ------------
DRUGS & HEALTH CARE--1.0%
   Beverly Enterprises, Inc. (a)                   460,400      5,697,450
                                                             ------------
ELECTRICAL EQUIPMENT--1.3%
   Belden Inc.                                     252,900      6,828,300
                                                             ------------
ENERGY--3.5%
   Enterra Corp. (a)                               326,200      6,850,200
   Helmerich & Payne Inc.                          241,500      7,124,250
   Vintage Petroleum Inc.                          275,000      5,156,250
                                                             ------------
                                                               19,130,700
                                                             ------------
FINANCIAL SERVICES--7.3%
   Albank Financial Corp.                          169,000      4,415,125
   Baybanks Inc.                                    79,200      6,276,600
   Cullen Frost Bankers Inc.                       136,000      5,508,000
   Eaton Vance Corp.                               100,500      3,241,125
   PMI Group Inc.                                  201,800      8,753,075
   Rollins Truck Leasing Corp.                     548,700      5,898,525
   Signet Banking Corp.                            274,600      6,006,875
                                                             ------------
                                                               40,099,325
                                                             ------------

HOUSEHOLD APPLIANCES & HOME FURNISHINGS--1.7%
   Ethan Allen Interiors Inc. (a)                  188,000   $  3,337,000
   Miller (Herman) Inc.                            245,500      6,076,125
                                                             ------------
                                                                9,413,125
                                                             ------------
INDUSTRIAL & MACHINERY--4.1%
   Harnischfeger Industries Inc.                   157,500      5,453,438
   Mark IV Industries Inc.                         431,729      9,282,173
   Roper Industries                                 13,000        455,000
   Trinova Corp.                                   211,400      7,399,000
                                                             ------------
                                                               22,589,611
                                                             ------------
INSURANCE--3.5%
   Alexander & Alexander Services                  199,800      4,770,225
   American Bankers Insurance Group Inc.           208,600      6,623,050
   Gryphon Holdings Inc. (a)                       150,000      2,437,500
   Western National Corp.                          434,700      5,379,412
                                                             ------------
                                                               19,210,187
                                                             ------------
MACHINERY--3.6%
   Briggs & Stratton Corp.                         257,300      8,876,850
   Manitowoc Inc.                                  119,600      3,453,450
   Measurex Corp.                                  248,700      7,554,262
                                                             ------------
                                                               19,884,562
                                                             ------------
MANUFACTURING--6.3%
   Alltrista Corp. (a)                             311,400      5,994,450
   Crane Co.                                       235,400      8,533,250
   Pentair Inc.                                    139,500      6,068,250
   Varlen Corp.                                    282,700      6,643,450
   Wabash National Corp.                           236,550      7,362,619
                                                             ------------
                                                               34,602,019
                                                             ------------
MINING--1.6%
   The Pittston Co.                                356,400      8,553,600
                                                             ------------
PAPER PRODUCTS--1.3%
   Bowater Inc.                                    155,000      6,955,625
                                                             ------------
PUBLISHING--2.8%
   Banta Corp.                                     234,700      7,803,775
   Houghton Mifflin Co.                            144,000      7,596,000
                                                             ------------
                                                               15,399,775
                                                             ------------
REAL ESTATE--4.3%
   Avalon Properties Inc.                          148,600      2,953,425
   Bay Apartment Community Inc.                    175,000      3,412,500
   Crescent Real Estate Equities                   193,900      6,180,562
   Felcor Suite Hotels Inc.                        240,000      6,120,000
   GL Reality Corp.                                 75,000        759,375
   Liberty Property                                196,500      3,856,313
                                                             ------------
                                                               23,282,175
                                                             ------------
RESTAURANTS, LODGING & ENTERTAINMENT--0.9%
   Sbarro, Inc.                                    219,900      5,112,675
                                                             ------------

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
LAZARD SMALL CAP PORTFOLIO
PORTFOLIO OF INVESTMENTS--JUNE 30, 1995 (CONTINUED)
--------------------------------------------------------------------------------

                                                 NUMBER
                DESCRIPTION                     OF SHARES       VALUE
-------------------------------------------------------------------------
RETAILING--12.1%
   Alexanders Inc. (a)                              80,000   $  4,440,000
   Carson Pirie Scott & Co. Illinois (a)           431,200      7,060,900
   Fingerhut Cos. Inc.                             534,100      8,345,312
   Fred Meyer Inc. (a)                             206,700      5,606,738
   Home Shopping Network Inc. (a)                  148,900      1,265,650
   Intelligent Electronics Inc.                    493,600      6,725,300
   Jones Apparel Group Inc. (a)                    297,600      8,890,800
   Penn Traffic Co. (a)                            150,000      5,306,250
   Revco Inc. (a)                                  274,562      6,589,488
   Sothebys Holdings Inc.                          579,200      7,891,600
   The Good Guys Inc. (a)                          350,000      3,850,000
                                                             ------------
                                                               65,972,038
                                                             ------------
SERVICES--2.3%
   Gtech Holdings Corp. (a)                        434,800     12,717,900
                                                             ------------
STEEL--3.0%
   Allegheny Ludlum Corp.                          345,000      6,813,750
   Huntco Inc.                                     114,800      1,865,500
   Lukens Inc.                                     233,800      7,540,050
                                                             ------------
                                                               16,219,300
                                                             ------------
TECHNOLOGY--8.3%
   Exar Corp. (a)                                  171,300      5,053,350
   Integrated Device Technology (a)                169,400      7,834,750
   Oak Industries Inc. (a)                         197,400      5,083,050
   Tektronix Inc.                                  115,600      5,693,300
   Verbex Voice Systems Inc. (a),(b)               180,501        180,501
   VLSI Technology Inc. (a)                        373,700     11,257,711
   Wang Laboratories Inc. (a)                      643,100     10,530,763
                                                             ------------
                                                               45,633,425
                                                             ------------
TEXTILES, SHOES AND APPAREL--1.2%
   Authentic Fitness Corp. (a)                     300,000      5,025,000
   Westpoint Stevens Inc. (a)                       90,300      1,614,113
                                                             ------------
                                                                6,639,113
                                                             ------------
TIRES & RUBBER--0.8%
   TBC Corp. (a)                                   428,800      4,609,600
                                                             ------------
TOTAL COMMON STOCKS
 (Identified cost $418,945,104)                               493,712,619
                                                             ------------
PREFERRED STOCKS--0.2%
TECHNOLOGY
   Verbex Voice Systems Inc. Series F
     (conv.) (a),(b)                               687,285      1,000,000
                                                             ------------
TOTAL PREFERRED STOCKS
 (Identified cost $1,500,000)                                   1,000,000
                                                             ------------
WARRANTS--0.0%
DRUGS & HEALTH CARE--0.0%
   Pharma Patch PLC Class A                         75,000   $      2,344
   Pharma Patch PLC Class B                         37,500          1,172
                                                             ------------
TOTAL WARRANTS
 (Identified cost $0)                                               3,516
                                                             ------------
                                                PRINCIPAL
                                                 AMOUNT
                                               -----------
CONVERTIBLE BONDS--0.5%
COMMUNICATIONS--0.3%
   International Cabletel Inc.
     7.25%, 4/15/05                            $ 1,400,000        1,491,000
                                                               ------------
RESTAURANTS, LODGING & ENTERTAINMENT--0.2%
   Interactive Light Holdings Inc.
     8.00%, 1/25/99 (b)                          1,000,000        1,000,000
                                                               ------------
TECHNOLOGY--0.0%
   Verbex Voice Systems Inc.
     10.00%, 12/31/95                              100,000          100,000
                                                               ------------
TOTAL CONVERTIBLE BONDS
 (Identified cost $2,500,000)                                     2,591,000
                                                               ------------
SHORT TERM INVESTMENTS--10.3%
Federal Agencies--10.3%
   Federal Home Loan Mortgage Corp., 5.89%,
     7/5/95                                     10,910,000       10,902,860
   Federal National Mortgage Association
     Discount Notes, 5.90%, 7/5/95              26,005,000       25,987,965
   Federal National Mortgage Association
     Discount Notes, 5.90%, 7/7/95              19,330,000       19,310,992
                                                               ------------
                                                                 56,201,817
                                                               ------------
U.S. GOVERNMENT OBLIGATIONS--0.0%
   United States Treasury Bills,
     5.20%, 8/3/95                                 190,000          189,094
                                                               ------------
TOTAL SHORT TERM INVESTMENTS
 (Identified cost $56,390,911)                                   56,390,911
                                                               ------------
TOTAL INVESTMENTS
 (Identified cost $479,336,015)(c)                   101.1%     553,698,046
LIABILITIES IN EXCESS OF CASH AND OTHER
 ASSETS                                               (1.1)      (6,075,828)
                                                      ----     ------------
NET ASSETS                                           100.0%    $547,622,218
                                                     =====     ============


(a) Non-income producing security.
(b) Private placement (see note 6).
(c) The aggregate cost for federal income tax purposes is $479,336,015; aggregate gross unrealized appreciation is $85,930,113 and the aggregate gross unrealized depreciation is $11,568,082, resulting in net unrealized appreciation of $74,362,031.


              The accompanying notes are an integral part of these
                             financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
LAZARD INTERNATIONAL SMALL CAP PORTFOLIO
PORTFOLIO OF INVESTMENTS--JUNE 30, 1995
--------------------------------------------------------------------------------

                                                NUMBER
               DESCRIPTION                     OF SHARES           VALUE
----------------------------------------------------------------------------
COMMON STOCKS--86.0%
AUSTRIA--5.1%
   Bau Holdings AG                                 39,900       $  1,925,359
   BWT AG                                          11,100          1,344,764
   Vae Eisenbahnsyst                               17,400          1,750,719
                                                                ------------
TOTAL AUSTRIA                                                      5,020,842
                                                                ------------
AUSTRALIA--3.5%
   Bilbury Ltd. (a),(c)                           472,100                 --
   Goodman Fielder Ltd.                         1,981,900          1,648,062
   Pacific Mutual Ltd.                            991,200          1,232,836
   Shomega Ltd.                                   592,300            526,208
                                                                ------------
TOTAL AUSTRALIA                                                    3,407,106
                                                                ------------
BRAZIL--2.2%
   Capco Automotive Products Corp.                275,200          2,132,800
                                                                ------------
FINLAND--2.8%
   Valmet                                         123,000          2,779,092
                                                                ------------
FRANCE--5.5%
   Europe 1 Communication                           6,000          1,426,010
   Imetal                                          17,600          2,067,899
   Unibail SA                                      19,400          1,895,492
                                                                ------------
TOTAL FRANCE                                                       5,389,401
                                                                ------------
GERMANY--5.9%
   Cewe Color Holding AG                            2,600            883,650
   Dorries Scharmann                               13,800          1,177,526
   Sander (Jil) AG                                  2,700          1,884,084
   Schwarz Pharma AG                               45,000          1,887,338
                                                                ------------
TOTAL GERMANY                                                      5,832,598
                                                                ------------
HONG KONG--3.0%
   Acme Landis Holdings                         4,690,000            406,097
   ASM Pacific Technology                       1,129,000            897,329
   Manhattan Card Co.                           4,026,000          1,638,954
                                                                ------------
TOTAL HONG KONG                                                    2,942,380
                                                                ------------
IRELAND--4.9%
   Fitzwilton PLC                               1,181,232            898,974
   Irish Life PLC                                 560,600          1,880,900
   Unidare PLC                                    378,200          2,042,651
                                                                ------------
TOTAL IRELAND                                                      4,822,525
                                                                ------------
ISRAEL--1.5%
   ECI Telecom Ltd.                               105,400          1,442,662
                                                                ------------
ITALY--1.9%
   Arnoldo Mondadori Edit                         296,800          1,897,343
                                                                ------------
JAPAN--4.2%
   Cowboy Company Ltd.                             48,000          1,019,409
   FCC Company Ltd.                                75,000          2,106,071
   Towa Pharm Company Ltd.                         19,000          1,042,416
                                                                ------------
TOTAL JAPAN                                                        4,167,896
                                                                ------------
LUXEMBORG--1.6%
   Arbed SA                                        10,700       $  1,561,028
                                                                ------------
NETHERLANDS--2.0%
   Van Ommeren                                     62,400          1,924,956
                                                                ------------
NEW ZEALAND--4.6%
   Lion Nathan Ltd.                             1,312,200          2,596,679
   Warehouse Group                                480,600          1,895,668
                                                                ------------
TOTAL NEW ZEALAND                                                  4,492,347
                                                                ------------
NORWAY--5.4%
   Aker AS Class B                                124,777          1,569,458
   Trans Ocean Drilling                           143,100          1,974,114
   Unitor AS                                       99,300          1,724,434
                                                                ------------
TOTAL NORWAY                                                       5,268,006
                                                                ------------
PAKISTAN--0.0%
   Lever Brothers                                     540             11,679
   Packages                                           750              3,147
                                                                ------------
TOTAL PAKISTAN                                                        14,826
                                                                ------------
PORTUGAL--2.0%
   Corticeira Amorim SA                           129,100          1,941,353
                                                                ------------
PUERTO RICO--0.8%
   Cellular Communications Puerto Rico (a)         25,300            774,812
                                                                ------------
SINGAPORE--0.9%
   Amtek Engineering                              636,000            928,401
                                                                ------------
SOUTH AFRICA--0.1%
   Safmarine & Rennies                             29,050             84,283
                                                                ------------
SOUTH KOREA--1.4%
   Keumkang                                        14,900          1,364,178
                                                                ------------
SPAIN--5.9%
   Asturiana De Zinc                              127,000          1,211,022
   Corporation Finance Reunida                    713,800          2,587,065
   Vallehermoso SA                                120,000          2,055,727
                                                                ------------
TOTAL SPAIN                                                        5,853,814
                                                                ------------
SWEDEN--5.5%
   Arjo AB                                        133,400          1,174,183
   Hoganas AG                                     113,800          2,222,442
   IRO                                            120,802          1,221,128
   Linjebuss                                       77,000            836,600
                                                                ------------
TOTAL SWEDEN                                                       5,454,353
                                                                ------------
SWITZERLAND--7.3%
   Bil GT Gruppe AG                                 5,000          2,809,379
   Danzas Holding                                   9,800          1,676,596
   Swisslog                                         8,690          2,663,977
                                                                ------------
TOTAL SWITZERLAND                                                  7,149,952
                                                                ------------

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
LAZARD INTERNATIONAL SMALL CAP PORTFOLIO
PORTFOLIO OF INVESTMENTS--JUNE 30, 1995 (CONTINUED)
--------------------------------------------------------------------------------

                                                NUMBER
               DESCRIPTION                     OF SHARES           VALUE
----------------------------------------------------------------------------
UNITED KINGDOM--8.0%
   Bell Cablemedia PLC (a),(b)                    124,300       $  2,361,700
   Greycoat PLC                                   832,175          1,919,284
   Scholl PLC                                     676,900          1,981,066
   Seeboard PLC                                   263,200          1,628,516
                                                                ------------
TOTAL UNITED KINGDOM                                               7,890,566
                                                                ------------
TOTAL COMMON STOCKS
 (Identified cost $86,775,029)                                    84,537,520
                                                                ------------
PREFERRED STOCKS--4.4%
Germany--2.4%
   Mobel Walther Preferred AG                       4,687          2,372,478
                                                                ------------
UNITED KINGDOM--2.0%
   Signet Group PLC (a),(b)                            38          1,976,000
                                                                ------------
TOTAL PREFERRED STOCKS
 (Identified cost $3,826,338)                                      4,348,478
                                                                ------------
                                               PRINCIPAL
                                                AMOUNT
                                              -----------
CONVERTIBLE BOND--1.8%
United States--1.8%
   International Cabletel Inc.,
     7.25%, 4/15/05                           $ 1,700,000          1,810,500
                                                                ------------
TOTAL CONVERTIBLE BOND
 (Identified cost $1,700,000)                                      1,810,500
                                                                ------------
SHORT TERM INVESTMENTS--13.9%
U.S. Government Obligations--13.9%
   United States Treasury Bills,
     5.20%, 8/3/95                             13,440,000         13,375,971
   United States Treasury Bills,
     5.34%, 7/6/95                                295,000            294,781
                                                                ------------
TOTAL SHORT TERM INVESTMENTS
 (Identified cost $13,670,752)                                    13,670,752
                                                                ------------
TOTAL INVESTMENTS
 (Identified cost $105,972,119) (d)                 106.1%       104,367,250
LIABILITIES IN EXCESS OF CASH AND
 OTHER ASSETS                                        (6.1)        (6,015,747)
                                                     ----       ------------
NET ASSETS                                          100.0%      $ 98,351,503
                                                    =====       ============

(a) Non-income producing security.
(b) American Depository Receipts.
(c) Bankrupt security--valued at zero.
(d) The aggregate cost for federal income tax purposes is $105,972,119; aggregate gross unrealized appreciation is $5,943,336 and the aggregate gross unrealized depreciation is $7,548,205, resulting in net unrealized depreciation of $1,604,869.
  * Percentages of common and preferred stocks are presented in the portfolio by currency denomination. Percentages by industry are as follows:
    Automotive 2.2%, Auto Parts 2.1%, Broadcasting 1.4%, Building & Housing 0.4%, Communication Services 1.3%, Conglomerates 0.1%, Construction Materials 5.1%, Cosmetics & Toiletries 2.0%, Electrical Equipment 2.1%, Energy 2.0%, Engineering & Construction 2.0%, Financial Services 5.8%,
    Food & Beverage 2.6%, Food Processing 1.7%, Healthcare 1.2%, Industrial & Machinery 5.3%, Insurance 1.9%, Leisure Time 0.9%, Metals 2.8%, Metal Fabricate/Hardware 0.9%, Miscellaneous 13.4%, Paper Products 4.8%, Pharmaceuticals 1.1%, Real Estate 10.4%, Steel 2.3%, Shipping Services
    1.7%, Technology 0.9%, Telecommunication Equipment 1.5%, Telephone 2.4%, Textiles, Shoes and Apparel 1.9%, Transportation 0.8%, Transportation & Freight Services 3.7%, Utilities 1.7%.

Forward Foreign Currency Contracts open at June 30, 1995:

                                                     Unrealized
   Contracts          In Exchange       Delivery     Appreciation
  to Deliver              For             Date       (Depreciation)
---------------     ---------------     --------     ---------
BEL  89,647,740     $     3,042,000     9/13/95      ($118,487)
PTS 219,831,600     $     1,740,000     9/13/95        (61,159)
FRF  18,080,335     $     3,521,000     9/13/95       (198,594)
SEK  62,586,328     $     8,428,000     9/13/95       (124,002)
$     1,787,012     ATS  17,353,096     7/10/95         (5,379)
$       887,101     IEP     539,468     7/05/95         (4,175)
$       309,379     PTE  45,113,600     7/05/95         (1,015)
$       119,324     ATS   1,162,277     7/03/95              6
$        18,396     IEP      11,238     7/03/95             (4)
$     1,785,029     JPY 150,715,343     7/03/95         (6,781)
$       443,596     PTE  64,569,846     7/03/95         (2,244)
$        52,107     SEK     378,503     7/03/95            (51)
                                                     ---------
                                                     ($521,885)
                                                     =========

              The accompanying notes are an integral part of these
                             financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
LAZARD SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--JUNE 30, 1995
--------------------------------------------------------------------------------

                                                   NUMBER
                 DESCRIPTION                     OF SHARES         VALUE
---------------------------------------------------------------------------
COMMON STOCKS--91.6%
AEROSPACE & DEFENSE--3.2%
   Tech Sym Corp. (a)                                72,000     $ 1,971,000
                                                                -----------
BUILDING & HOUSING--4.7%
   Puerto Rican Cement Co., Inc.                     95,000       2,897,500
                                                                -----------
BUSINESS SERVICES AND SUPPLIES--2.3%
   Ennis Business Forms Inc.                        115,000       1,423,125
                                                                -----------
CHEMICALS & PLASTICS--5.9%
   Aceto Corp.                                      132,000       1,881,000
   MacDermid Inc.                                    38,400       1,708,800
                                                                -----------
                                                                  3,589,800
                                                                -----------
ELECTRONICS--1.9%
   Isco Inc.                                          5,900          63,425
   Keithley Instruments Inc.                         50,000       1,100,000
                                                                -----------
                                                                  1,163,425
                                                                -----------
FOOD & BEVERAGE--3.0%
   Farmer Brothers Co.                               15,000       1,830,000
                                                                -----------
HOUSEHOLD APPLIANCES & HOME FURNISHINGS--16.0%
   Allen Organ Co. Class B                           92,800       3,990,400
   Boston Acoustics Inc.                             60,000       1,110,000
   Mikasa Inc. (a)                                    3,300          49,089
   National Presto Industries Inc.                   78,500       3,561,938
   Pulaski Furniture Corp.                           17,000         297,500
   Virco Manufacturing Co.                           90,000         787,500
                                                                -----------
                                                                  9,796,427
                                                                -----------
INDUSTRIAL & MACHINERY--8.8%
   Amtrol Inc.                                       10,000         180,000
   Mestek Inc. (a)                                      900          11,362
   Paul Mueller Co.                                  15,000         442,500
   Penn Engineering & Manufacturing Corp.            25,000       1,887,500
   Robbins and Myers Inc.                            57,600       1,526,400
   Tecumseh Products Co.                             30,000       1,305,000
                                                                -----------
                                                                  5,352,762
                                                                -----------
MISCELLANEOUS--4.3%
   Deflecta Shield Corp. (a)                         19,300         159,225
   Mathews International Corp.                        8,500         155,125
   Tranzonic Companies Class A                       80,000       1,210,000
   Tranzonic Companies Class B                       40,000         560,000
   Versa Technologies Inc.                           40,000         550,000
                                                                -----------
                                                                  2,634,350
                                                                -----------
MULTI-INDUSTRY--3.6%
   American Filtrona Corp.                           25,000         725,000
   Eastern Co.                                       20,000         275,000
   Latshaw Enterprises Inc. (a),(b)                  38,400         307,200
   Raven Industries Inc.                             15,000         292,500
   Wynns International Inc.                          24,400         567,300
                                                                -----------
                                                                  2,167,000
                                                                -----------
RESTAURANTS, LODGING & ENTERTAINMENT--3.6%
   Bowl America Inc. Class A                         80,000         630,000
   International Dairy Queen Class A (a)             80,000       1,540,000
                                                                -----------
                                                                  2,170,000
                                                                -----------
RETAILING--10.6%
   Arden Group Inc. Class A (a)                      30,000     $ 1,335,000
   Blair Corp.                                       76,900       2,643,437
   Claire's Stores Inc.                              35,000         634,375
   Crown Books Corp. (a)                              2,000          22,500
   Dress Barn, (The) (a)                             59,400         564,300
   Haverty Furniture Cos. Inc.                       10,500         102,375
   Strawbridge & Clothier Class A                    25,200         504,000
   Value City Department Stores Inc. (a)             90,000         686,250
                                                                -----------
                                                                  6,492,237
                                                                -----------
SERVICES--11.9%
   AFA Protective Systems Inc. (a),(b)               15,100       1,525,100
   Barra Inc. (a)                                    35,000         323,750
   Ecology and Environment Inc.                     115,395         923,160
   Greiner Engineering Inc.                          35,000         402,500
   Grey Advertising Inc.                              4,000         736,000
   Hilb, Rogal & Hamilton Co.                        60,000         750,000
   Isomedix Inc. (a)                                 23,500         317,250
   Value Line Inc.                                   78,000       2,320,500
                                                                -----------
                                                                  7,298,260
                                                                -----------
TEXTILES, SHOES AND APPAREL--11.8%
   Cone Mills Corp. (a)                              45,000         579,374
   Fab Industries Inc.                               65,000       1,982,500
   Garan Inc.                                       111,000       1,859,250
   Superior Surgical Manufacturing Co. Inc.         115,000       1,207,500
   Thomaston Mills Inc. Class A                     100,000       1,250,000
   Weyco Group Inc.                                  10,000         350,000
                                                                -----------
                                                                  7,228,624
                                                                -----------
TOTAL COMMON STOCKS
 (Identified cost $48,649,589)                                   56,014,510
                                                                -----------
                                                 PRINCIPAL
                                                   AMOUNT
                                                 ----------
SHORT TERM INVESTMENTS--9.6%
FEDERAL AGENCIES--7.6%
   Federal National Mortgage Association
     Discount Notes, 5.90%, 7/7/95               $4,635,000       4,630,442
                                                                -----------
U.S. GOVERNMENT OBLIGATIONS--2.0%
   United States Treasury Bills,
     5.16%, 7/6/95                                  235,000         234,831
   United States Treasury Bills,
     5.23%, 8/3/95                                1,030,000       1,025,061
                                                                -----------
                                                                  1,259,892
                                                                -----------
TOTAL SHORT TERM INVESTMENTS
 (Identified cost $5,890,334)                                     5,890,334
                                                                -----------

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
LAZARD SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS--JUNE 30, 1995 (CONTINUED)
--------------------------------------------------------------------------------

                                                                   VALUE
---------------------------------------------------------------------------
TOTAL INVESTMENTS
 (Identified cost $54,539,923)(c)                     101.2%    $61,904,844
LIABILITIES IN EXCESS OF CASH AND OTHER
 ASSETS                                                (1.2)       (748,345)
                                                       ----     -----------
NET ASSETS                                            100.0%    $61,156,499
                                                      =====     ===========


(a) Non-income producing security.
(b) Affiliated issuer under the Investment Company Act of 1940 inasmuch as the Portfolio owns more than 5% of the voting securities of the Company.
(c) The aggregate cost for federal income tax purposes is $54,539,923; aggregate gross unrealized appreciation is $11,016,154 and the aggregate gross unrealized depreciation is $3,651,233, resulting in net unrealized appreciation of $7,364,921.


              The accompanying notes are an integral part of these
                             financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
LAZARD EMERGING MARKETS PORTFOLIO
PORTFOLIO OF INVESTMENTS--JUNE 30, 1995
--------------------------------------------------------------------------------

                                               NUMBER OF
                DESCRIPTION                      SHARES         VALUE
-------------------------------------------------------------------------
COMMON STOCKS*--86.7%
ARGENTINA--5.4%
   Capex SA (a)                                    56,000    $    434,087
   Juan Minetti                                   120,000         372,074
   Metrogas Class B (b)                            50,000         431,250
                                                            -------------
   TOTAL ARGENTINA                                              1,237,411
                                                            -------------
BRAZIL--6.9%
   Capco Automotive Products Corp. (a)             60,100         465,775
   Ceval Alimentos SA                          24,000,000         273,764
   Dixie Lalekla SA (a)                           467,000         360,207
   Makro Atacadista SA (a),(b)                     20,000         295,000
   Melpaper SA (a)                                830,500         180,445
                                                            -------------
   TOTAL BRAZIL                                                 1,575,191
                                                            -------------
CHILE--3.8%
   AFP Provida SA (b)                              17,000         456,875
   Compania De Telefonos Chile S (b)                5,000         406,875
                                                            -------------
   TOTAL CHILE                                                    863,750
                                                            -------------
CHINA--1.8%
   Ek Chor China Motorcycle Co.                    26,000         419,250
                                                            -------------
COLOMBIA--4.0%
   Banco De Bogota                                 35,000         206,525
   Banco Industrial Colombiano                     82,000         325,674
   Gran Cadena De Almacenes Class B (a),(b)        18,000         373,500
                                                            -------------
   TOTAL COLOMBIA                                                 905,699
                                                            -------------
CZECH REPUBLIC--1.3%
   Central European Media Entertainment
     Light Class A (a)                             20,000         297,500
                                                            -------------
GREECE--1.7%
   Ergo Bank                                        4,000         184,057
   Titan Cement Co.                                 5,500         208,821
                                                            -------------
   TOTAL GREECE                                                   392,878
                                                            -------------
HONG KONG--3.4%
   Harbin Power Equipment (a)                   1,248,000         399,183
   Peregrine Investment                           470,000         376,000
                                                            -------------
   TOTAL HONG KONG                                                775,183
                                                            -------------
HUNGARY--4.1%
   Danubius Hotel                                  51,600         503,599
   Egis Gyogyszergyar                              20,000         434,305
                                                            -------------
   TOTAL HUNGARY                                                  937,904
                                                            -------------
INDIA--5.4%
   Ashok Leyland Ltd. (a),(b)                      38,600         521,100
   India Fund Inc.                                 30,000         307,500
   Larsen & Toubro Ltd. (a),(b)                    20,200         402,788
                                                            -------------
   TOTAL INDIA                                                  1,231,388
                                                            -------------
INDONESIA--5.0%
   Bank Bali                                      145,000         367,872
   Kawasan Industries Sababeka                    298,000         588,774
   PT Indonesian Satellite (b)                      5,000         191,250
                                                            -------------
   TOTAL INDONESIA                                              1,147,896
                                                            -------------
KOREA--8.0%
   Korea Mobile Telecom                               636    $    602,659
   Pohang Iron & Steel                              4,380         434,447
   Samsung Electronics Ltd. Sponsored
     Global Deposit 144A (a),(b)                       99           9,170
   Samsung Electronics Ltd. Global
     Depositary Receipt 144A (a),(b)                   19           1,741
   Samsung Electronics Ltd. 144A (a),(b)            6,700         348,400
   Samsung Electronics Ltd. Global Deposit
     Receipt Republic 144A Non-Voting
     (a),(b)                                        1,325          68,900
   Shinhan Bank                                    17,100         351,810
                                                            -------------
   TOTAL KOREA                                                  1,817,127
                                                            -------------
MALAYSIA--4.9%
   Aokam Perdana Berhad                           185,000         459,085
   Genting Berhad                                  33,000         326,210
   Kian Joo Can Factory Berhad                     85,000         332,958
                                                            -------------
   TOTAL MALAYSIA                                               1,118,253
                                                            -------------
MEXICO--5.4%
   Fomento Economico                              201,200         470,003
   Grupo Fernandez Editores Series B (a)          670,000         252,992
   Pan American Beverage Class A (b)               17,000         510,000
                                                            -------------
   TOTAL MEXICO                                                 1,232,995
                                                            -------------
PAKISTAN--2.1%
   Hub Power Ltd. (a),(b)                          33,000         478,500
                                                            -------------
PERU--1.2%
   Backus & Johnston                              116,339         275,093
                                                            -------------
PHILIPPINES--4.0%
   Alaska Milk Corp. (a)                        1,580,000         340,251
   Bacnotan Consolidated Industries               400,000         371,000
   Pilipino Telephone                             247,500         195,741
                                                            -------------
   TOTAL PHILIPPINES                                              906,992
                                                            -------------
POLAND--1.4%
   Jelfa                                           22,000         320,461
                                                            -------------
PORTUGAL--4.3%
   Corticeira Amorim SA                            16,800         252,632
   Modelo SGPS, SA                                 10,600         375,021
   Portugal Telecom SA (b)                         18,000         339,750
                                                            -------------
   TOTAL PORTUGAL                                                 967,403
                                                            -------------
RUSSIA--1.4%
   First NIS Regional Fund (a),(b)                 88,000         316,800
                                                            -------------
SOUTH AFRICA--8.1%
   Iscor                                          195,000         221,475
   Malbak                                          60,000         379,507
   Murray & Roberts                                50,500         291,642
   Nedcor Ltd. (b)                                 11,000         539,000
   Safmarine & Rennies                            146,000         423,590
                                                            -------------
   TOTAL SOUTH AFRICA                                           1,855,214
                                                            -------------
SRI LANKA--0.8%
   Blue Diamond Jewel (a)                         379,708         179,125
                                                            -------------
THAILAND--2.3%
   Hua Thai Manufacturing PLC                      16,800          44,918
   Hua Thai Manufacturing PLC (alien
     market)                                       32,600          71,975
   Swedish Motors                                  40,000         160,421
   Thai Airways                                   111,000         247,316
                                                            -------------
   TOTAL THAILAND                                                 524,630
                                                            -------------

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
LAZARD EMERGING MARKETS PORTFOLIO
PORTFOLIO OF INVESTMENTS--JUNE 30, 1995 (CONTINUED)
--------------------------------------------------------------------------------

                                               NUMBER OF
                DESCRIPTION                      SHARES         VALUE
-------------------------------------------------------------------------
TOTAL COMMON STOCKS
 (Identified cost $20,701,927)                               $ 19,776,643
                                                            -------------
PREFERRED STOCK--1.3%
BRAZIL--1.3%
   Banco Bradesco SA                           34,000,000         288,104
                                                            -------------
TOTAL PREFERRED STOCK
 (Identified cost $249,964)                                       288,104
                                                            -------------
RIGHTS--0.0%
BRAZIL--0.0%
   Banco Bradesco Preferred SA                    613,972             714
                                                            -------------
TOTAL RIGHTS
 (Identified cost $0)                                                 714
                                                            -------------

                                               PRINCIPAL
                                                 AMOUNT
                                               ----------
BOND--2.8%
ARGENTINA--2.8%
   Argentina Pensioner Bocon,
     0.00%, 4/1/01 (c)                         $  840,000         634,200
                                                            -------------
TOTAL BOND
 (Identified cost $646,115)                                       634,200
                                                            -------------
SHORT TERM INVESTMENTS--8.8%
FEDERAL AGENCIES--6.3%
   Federal National Mortgage Association
     Discount Notes, 5.89%, 7/5/95              1,440,000       1,439,058
                                                            -------------
TOTAL FEDERAL AGENCIES
 (Identified cost $1,439,058)                                   1,439,058
                                                            -------------

                                               PRINCIPAL
                DESCRIPTION                      AMOUNT         VALUE
-------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--2.5%
   United States Treasury Bills,
     5.21%, 8/3/95                             $  290,000    $    288,614
   United States Treasury Bills,
     5.34%, 7/6/95                                285,000         284,789
                                                            -------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
 (Identified cost $573,403)                                       573,403
                                                            -------------
TOTAL SHORT TERM INVESTMENTS
 (Identified cost $2,012,461)                                   2,012,461
                                                            -------------
TOTAL INVESTMENTS
 (Identified cost $23,610,467)(d)                    99.6%     22,712,122
CASH AND OTHER ASSETS IN EXCESS OF
 LIABILITIES                                          0.4          85,485
                                                    -----   -------------
NET ASSETS                                          100.0%   $ 22,797,607
                                                    =====   =============


(a) Non-income producing security.
(b) American Depository Receipts.
(c) Zero coupon until 5/1/97, then coupon set monthly to 30 day LIBOR.
(d) The aggregate cost for federal income tax purposes is $23,610,467; aggregate gross unrealized appreciation is $1,363,350 and the aggregate gross unrealized depreciation is $2,261,695, resulting in net unrealized depreciation of $898,345.
  * Percentages of common and preferred stocks are presented in the portfolio by currency denomination. Percentages by industry are as follows:
    Apparel & Textiles 0.5%, Automotive 0.7%, Auto Parts 2.0%, Banks 4.4%, Broadcasting 1.3%, Building & Housing 2.7%, Chemicals & Plastics 1.6%, Communications 9.5%, Construction Materials 3.3%, Consumer Goods 0.8%, Domestic Oil 1.9%, Drugs & Health Care 3.3%, Electrical Equipment 1.7%, Electronics 1.9%, Engineering & Construction 1.3%, Financial Services 15.4%, Food & Beverage 8.2%, Forest Products 3.9%, Holding Company--Diversified 1.7%, Investment Companies 1.4%, Leisure Time 1.8%, Manufacturing 1.5%, Publishing 1.1%, Restaurants, Lodging & Entertainment 3.6%, Retailing 1.6%, Steel 2.9%, Transportation 1.1%, Transportation & Freight Services 1.9%, Utilities 2.1%, Wholesale Trade 2.9%.

Forward Foreign Currency Contracts open at June 30, 1995:

                                                                Unrealized
   Contracts          In Exchange          Delivery            Appreciation
   to Deliver             For                Date             (Depreciation)
----------------    ---------------     ---------------       ---------------
GRD    2,800,079      $      12,409             7/07/95              (40)
IDR  213,594,761      $      95,782             7/06/95             (129)
$         22,653      PHP   576,075             7/03/95            $ (97)
                                                                   -----
                                                                   $(266)
                                                                   =====

              The accompanying notes are an integral part of these
                             financial statements.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1995
--------------------------------------------------------------------------------

                                              LAZARD            LAZARD                             LAZARD
                            LAZARD        INTERNATIONAL       INTERNATIONAL                      STRATEGIC       LAZARD SMALL
                            EQUITY            EQUITY          FIXED-INCOME     LAZARD BOND         YIELD             CAP
                          PORTFOLIO         PORTFOLIO          PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value*   $133,545,779     $1,074,556,956      $44,535,761      $32,419,741      $ 73,455,976     $553,698,046
Cash                           42,822          3,943,906            5,470          161,499             3,702            9,359
Net foreign currency
 contracts (note 2)                --                 --           71,429               --                --               --
Receivables for:
 Investments sold                  --          3,377,303        1,575,009          517,093         5,238,892        2,727,475
 Dividends and interest       182,795          5,302,627        1,045,810          417,416         1,176,679          366,575
 Capital stock sold           198,269          6,874,236            6,000          237,050            47,200          595,442
Deferred organizational
 expenses (note 2)                 --             18,073           18,504           18,576            17,029           18,109
Other                              --             23,779            1,225               --                --               --
                         ------------     --------------      -----------      ------------     ------------     ------------
Total assets              133,969,665      1,094,096,880       47,259,208       33,771,375        79,939,478      557,415,006
                         ------------     --------------      -----------      ------------     ------------     ------------
LIABILITIES
Payables for:
 Investments purchased        787,591         31,768,536        2,166,100          568,029         5,830,932        4,894,032
 Capital stock repurchased    252,969         12,044,303           98,500           22,500            40,000        4,462,303
 Dividends declared                --                 --           26,548           21,098            56,486               --
Investment management
 fees payable (note 3)         94,819            636,464          104,103           38,305            88,082          328,986
Net foreign currency
 contracts (note 2)                --          4,211,713               --               --           443,324               --
Due to Manager                     --                 --               --               --                --               --
Accrued expenses and
 other payables                56,811            774,642           61,496           44,640            46,290          107,467
                         ------------     --------------      -----------      ------------     ------------     ------------
Total liabilities           1,192,190         49,435,658        2,456,747          694,572         6,505,114        9,792,788
                         ------------     --------------      -----------      ------------     ------------     ------------
Net assets, at value      132,777,475      1,044,661,222       44,802,461       33,076,803        73,434,364      547,622,218
                         ==============   ===============     ============     ==============   ============     ==============
NET ASSETS
Paid in capital           108,347,700        991,623,823       39,002,833       33,185,172        77,555,498      438,728,177
Accumulated
 undistributed
 (distributions in
 excess of) investment
 income--net                  436,470         12,199,586            1,314               --           (13,904)       2,882,870
Unrealized appreciation
 (depreciation) on:
 Investments--net          19,917,712         78,987,570        2,874,488        1,027,438         1,406,880       74,362,031
 Foreign exchange
   transactions--net               --         (4,118,669)         102,394               --          (436,345)              --
Accumulated
 undistributed realized
 gain (loss)--net           4,075,593        (34,031,088)       2,821,432       (1,135,807)       (5,077,765)      31,649,140
                         ------------     --------------      -----------      ------------     ------------     ------------
NET ASSETS, AT VALUE     $132,777,475     $1,044,661,222      $44,802,461      $33,076,803      $ 73,434,364     $547,622,218
                         ------------     --------------      -----------      ------------     ------------     ------------
Shares of capital stock
 outstanding**              8,044,272         89,558,309        3,776,829        3,338,369         7,920,557       32,665,573
                         ------------     --------------      -----------      ------------     ------------     ------------
NET ASSET VALUE PER
 SHARE                   $      16.51     $        11.66      $     11.86      $      9.91      $       9.27     $      16.76
                           ==========       ============        =========       ==========         =========       ==========

                             LAZARD           LAZARD           LAZARD
                          INTERNATIONAL      SPECIAL          EMERGING
                           SMALL CAP          EQUITY          MARKETS
                           PORTFOLIO        PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------
ASSETS
Investments, at value*    $104,367,250     $ 61,904,844     $ 22,712,122
Cash                         1,816,479            7,887          223,853
Net foreign currency
 contracts (note 2)                 --               --               --
Receivables for:
 Investments sold                   --               --           95,911
 Dividends and interest        252,624           78,294           18,396
 Capital stock sold             75,850           25,160           35,550
Deferred organizational
 expenses (note 2)              12,062               --           17,204
Other                               --           23,086               --
                          ------------     ------------     ------------
Total assets               106,524,265       62,039,271       23,103,036
                          ------------     ------------     ------------
LIABILITIES
Payables for:
 Investments purchased       7,465,604          123,469          218,297
 Capital stock repurchas        36,000          531,000           12,920
 Dividends declared                 --               --               --
Investment management
 fees payable (note 3)          51,214          206,154           28,655
Net foreign currency
 contracts (note 2)            521,885               --              266
Due to Manager                      --               --           20,680
Accrued expenses and
 other payables                 98,059           22,149           24,611
                          ------------     ------------     ------------
Total liabilities            8,172,762          882,772          305,429
                          ------------     ------------     ------------
Net assets, at value        98,351,503       61,156,499       22,797,607
                          ==============   ============     ============
NET ASSETS
Paid in capital            104,686,021       49,122,816       25,498,381
Accumulated
 undistributed
 (distributions in
 excess of) investment
 income--net                   845,830          400,899          146,361
Unrealized appreciation
 (depreciation) on:
 Investments--net           (1,604,869)       7,364,921         (898,345)
 Foreign exchange
   transactions--net          (514,044)              --           (1,625)
Accumulated
 undistributed realized
 gain (loss)--net           (5,061,435)       4,267,863       (1,947,165)
                          ------------     ------------     ------------
NET ASSETS, AT VALUE      $ 98,351,503     $ 61,156,499     $ 22,797,607
                          ------------     ------------     ------------
Shares of capital stock
 outstanding**               9,495,663        4,713,261        2,492,955
                          ------------     ------------     ------------
NET ASSET VALUE PER
 SHARE                    $      10.36     $      12.98     $       9.14
                            ==========        =========        =========

 * For identified cost, see accompanying portfolios of investments ** $0.001 par value, 1,000,000,000 shares authorized

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1995
--------------------------------------------------------------------------------

                                                      LAZARD          LAZARD                        LAZARD
                                     LAZARD        INTERNATIONAL    INTERNATIONAL    LAZARD        STRATEGIC        LAZARD
                                     EQUITY           EQUITY        FIXED-INCOME      BOND           YIELD         SMALL CAP
                                    PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
 Interest*                         $   225,874     $  2,284,131     $1,548,376     $1,001,783     $ 3,330,411     $ 1,134,829
 Dividends*                          1,095,942       14,235,120         --             --             --            2,861,490
                                   -----------     ------------     ----------     ----------     -----------     -----------
Total investment income              1,321,816       16,519,251      1,548,376      1,001,783       3,330,411       3,996,319
                                   -----------     ------------     ----------     ----------     -----------     -----------
EXPENSES:
 Management fee (note 3)               414,397        3,487,680        149,912         69,892         240,798       1,780,275
 Custodian fees                         32,502          598,922         47,334         24,039          44,661          56,568
 Professional services                  15,893           58,609         14,148         11,434          13,885          31,928
 Registration fees                      19,225           92,975          8,190          8,810           9,904          31,733
 Shareholder services                   13,436           23,079          8,848          9,162           9,493          14,337
 Directors' fees and expenses            5,896            5,895          5,413          5,895           5,895           5,895
 Shareholders reports                    1,392            3,667            946            793           1,359           3,002
 Organizational expenses (note 2)      --                 6,697          6,697          6,697           6,697           6,697
 Other                                   8,476           44,106          8,459          6,911           6,542          31,061
                                   -----------     ------------     ----------     ----------     -----------     -----------
Total expenses before
 reimbursement from Manager            511,217        4,321,630        249,947        143,633         339,234       1,961,496
Less: Management fees waived
 (note 3)                                   --               --        (40,070)       (31,587)             --              --
                                   -----------     ------------     ----------     ----------     -----------     -----------
Expenses--net                          511,217        4,321,630        209,877        112,046         339,234       1,961,496
                                   -----------     ------------     ----------     ----------     -----------     -----------
INVESTMENT INCOME--NET                 810,599       12,197,621      1,338,499        889,737       2,991,177       2,034,823
                                   -----------     ------------     ----------     ----------     -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NET
 Realized gain (loss) on:
   Investments--net*                 4,456,555       (9,908,859)     2,530,675         21,668      (1,473,316)     31,850,228
   Foreign exchange
     transactions--net                      --      (10,360,663)       340,969             --        (547,382)             --
 Net change in unrealized
   appreciation (depreciation)
   on:
   Investments--net                 15,600,142       54,465,021      3,011,173      1,946,211       3,592,377      42,530,710
   Foreign exchange
     transactions--net                      --       (2,460,667)        97,583             --        (338,949)             --
                                   -----------     ------------     ----------     ----------     -----------     -----------
 Realized and unrealized gain
   (loss) on investments--net       20,056,697       31,734,832      5,980,400      1,967,879       1,232,730      74,380,938
                                   -----------     ------------     ----------     ----------     -----------     -----------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS  $20,867,296     $ 43,932,453     $7,318,899     $2,857,616     $ 4,223,907     $76,415,761
                                   ============    ==============   ===========    ===========    ============    ============
*Net of foreign withholding
 taxes of:                         $    26,475     $  2,432,696     $   23,468     $   --         $     1,749     $   --
                                   ============    ==============   ===========    ===========    ============    ============

                                     LAZARD          LAZARD         LAZARD
                                   INTERNATIONAL    SPECIAL        EMERGING
                                    SMALL CAP        EQUITY         MARKETS
                                    PORTFOLIO      PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------
INVESTMENT INCOME
Income:
 Interest*                         $   238,612     $  147,515     $   117,719
 Dividends*                          1,096,547        760,402         145,584
                                   -----------     ----------     -----------
Total investment income              1,335,159        907,917         263,303
                                   -----------     ----------     -----------
EXPENSES:
 Management fee (note 3)               321,191        453,303          89,956
 Custodian fees                         97,673         28,953          47,989
 Professional services                  14,498         13,335           9,913
 Registration fees                      17,257          7,373          10,692
 Shareholder services                   13,897          9,326          10,486
 Directors' fees and expenses            5,895          5,895           5,895
 Shareholders reports                    2,110          3,370             658
 Organizational expenses (note 2)        1,750             --           1,606
 Other                                  16,635          7,556           1,048
                                   -----------     ----------     -----------
Total expenses before
 reimbursement from Manager            490,906        529,111         178,243
Less: Management fees waived
 (note 3)                                   --        (23,011)        (61,301)
                                   -----------     ----------     -----------
Expenses--net                          490,906        506,100         116,942
                                   -----------     ----------     -----------
INVESTMENT INCOME--NET                 844,253        401,817         146,361
                                   -----------     ----------     -----------
REALIZED AND UNREALIZED GAIN (LOS
 Realized gain (loss) on:
   Investments--net*                   (32,469)     2,717,157      (1,757,281)
   Foreign exchange
     transactions--net              (1,517,128)            --         (20,528)
 Net change in unrealized
   appreciation (depreciation)
   on:
   Investments--net                  1,050,173      2,179,142         635,055
   Foreign exchange
     transactions--net                (253,267)            --          (2,707)
                                   -----------     ----------     -----------
 Realized and unrealized gain
   (loss) on investments--net         (752,691)     4,896,299      (1,145,461)
                                   -----------     ----------     -----------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS  $    91,562     $5,298,116     $  (999,100)
                                   ============    ===========    ============
*Net of foreign withholding
 taxes of:                         $   139,389     $    8,075     $    20,952
                                   ============    ===========    ============

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------
                                                                                                            LAZARD
                                              LAZARD                              LAZARD                  INTERNATIONAL
                                              EQUITY                       INTERNATIONAL EQUITY           FIXED-INCOME
                                            PORTFOLIO                            PORTFOLIO                 PORTFOLIO
                                  ------------------------------      -------------------------------     -----------
                                   SIX MONTHS        YEAR ENDED         SIX MONTHS                        SIX MONTHS
                                     ENDED            DECEMBER            ENDED          YEAR ENDED          ENDED
                                    JUNE 30,             31,             JUNE 30,       DECEMBER 31,       JUNE 30,
                                  ------------------------------      -------------------------------     -----------
                                      1995              1994               1995             1994             1995
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Investment income--net           $    810,599       $   775,588      $   12,197,621    $   5,752,469     $ 1,338,499
 Realized gain (loss) on
   investments and foreign
   exchange transactions             4,456,555         3,165,434         (20,269,522)      50,645,245       2,871,644
 Unrealized appreciation
   (depreciation)--net              15,600,142        (1,765,260)         52,004,354      (68,363,473)      3,108,756
                                  ------------       -----------      --------------    -------------     -----------
Net increase (decrease) in net
 assets resulting from
 operations                         20,867,296         2,175,762          43,932,453      (11,965,759)      7,318,899
                                  ------------       -----------      --------------    -------------     -----------
Distributions to shareholders
 from:
 Investment income--net               (361,558)         (819,467)                 --       (5,752,469)     (1,338,499)
 Realized gains--net                        --        (3,479,186)                 --      (74,500,587)             --
 Offset to investment income--
   net                                      --                --                  --        5,752,469              --
                                  ------------       -----------      --------------    -------------     -----------
                                      (361,558)       (4,298,653)                 --      (74,500,587)     (1,338,499)
                                  ------------       -----------      --------------    -------------     -----------
Capital stock transactions:
 Net proceeds from sales            32,817,437        44,216,711         232,731,422      348,583,561       9,982,181
 Net proceeds from
   reinvestment of
   distributions                       349,602         4,207,450                  --       72,041,335       1,269,134
 Cost of shares redeemed           (10,000,520)       (4,318,758)        (63,879,635)    (105,923,266)     (8,232,008)
                                  ------------       -----------      --------------    -------------     -----------
Net increase (decrease) in net
 assets from capital stock
 transactions                       23,166,519        44,105,403         168,851,787      314,701,630       3,019,307
                                  ------------       -----------      --------------    -------------     -----------
Total increase (decrease) in
 net assets                         43,672,257        41,982,512         212,784,240      228,235,284       8,999,707
Net assets at beginning of
 period                             89,105,218        47,122,706         831,876,982      603,641,698      35,802,754
                                  ------------       -----------      --------------    -------------     -----------
Net assets at end of period*      $132,777,475       $89,105,218      $1,044,661,222    $ 831,876,982     $44,802,461
                                  ==============     ============     ===============   ===============   ============
Shares issued and repurchased:
Shares outstanding at
 beginning  of period                6,482,310         3,391,490          74,103,632       48,980,591       3,499,078
                                  ------------       -----------      --------------    -------------     -----------
 Shares sold                         2,201,165         3,088,569          21,119,734       27,102,620         889,949
 Shares issued to shareholders
   from reinvestment of
   distributions                        22,924           304,879                  --        6,362,069         113,270
 Shares repurchased                   (662,127)         (302,628)         (5,665,057)      (8,341,648)       (725,468)
                                  ------------       -----------      --------------    -------------     -----------
Net increase (decrease)              1,561,962         3,090,820          15,454,677       25,123,041         277,751
                                  ==============     ============     ===============   ===============   ============
Shares outstanding at end
 of period                           8,044,272         6,482,310          89,558,309       74,103,632       3,776,829
                                  ==============     ============     ===============   ===============   ============
*Includes undistributed (over
 distributed) net investment
 income of:                       $    436,470       $   (12,571)     $   12,199,586    $       1,965     $     1,314
                                  ==============     ============     ===============   ===============   ============

 -----------------------------------------------------------------------------
                                  LAZARD
                               INTERNATIONAL               LAZARD
                               FIXED-INCOME                 BOND
                                PORTFOLIO                 PORTFOLIO
                               -------------     ----------------------------
                                YEAR ENDED       SIX MONTHS       YEAR ENDED
                                 DECEMBER           ENDED          DECEMBER
                                    31,           JUNE 30,            31,
                                ------------     ----------------------------
                                   1994             1995             1994
------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS:
Operations:
 Investment income--net         $ 1,206,922      $   889,737      $ 1,235,348
 Realized gain (loss) on
   investments and foreign
   exchange transactions            180,322           21,668       (1,151,722)
 Unrealized appreciation
   (depreciation)--net             (512,114)       1,946,211         (965,163)
                                -----------      -----------      -----------
Net increase (decrease) in net
 assets resulting from
 operations                         875,130        2,857,616         (881,537)
                                -----------      -----------      -----------
Distributions to shareholders
 from:
 Investment income--net          (1,206,922)        (889,737)      (1,235,348)
 Realized gains--net               (287,561)              --          (58,029)
 Offset to investment income--
   net                                   --               --               --
                                -----------      -----------      -----------
                                 (1,494,483)        (889,737)      (1,293,377)
                                -----------      -----------      -----------
Capital stock transactions:
 Net proceeds from sales         25,803,649       10,189,491       18,506,638
 Net proceeds from
   reinvestment of
   distributions                  1,439,206          834,462        1,205,567
 Cost of shares redeemed         (4,276,403)      (4,408,563)      (6,605,325)
                                -----------      -----------      -----------
Net increase (decrease) in net
 assets from capital stock
 transactions                    22,966,452        6,615,390       13,106,880
                                -----------      -----------      -----------
Total increase (decrease) in
 net assets                      22,347,099        8,583,269       10,931,966
Net assets at beginning of
 period                          13,455,655       24,493,534       13,561,568
                                -----------      -----------      -----------
Net assets at end of period*    $35,802,754      $33,076,803      $24,493,534
                                ============     ============     ============
Shares issued and repurchased:
Shares outstanding at
 beginning  of period             1,279,788        2,650,557        1,319,047
                                -----------      -----------      -----------
 Shares sold                      2,492,028        1,061,212        1,891,145
 Shares issued to shareholders
   from reinvestment of
   distributions                    138,395           86,809          125,665
 Shares repurchased                (411,133)        (460,209)        (685,300)
                                -----------      -----------      -----------
Net increase (decrease)           2,219,290          687,812        1,331,510
                                ============     ============     ============
Shares outstanding at end
 of period                        3,499,078        3,338,369        2,650,557
                                ============     ============     ============
*Includes undistributed (over
 distributed) net investment
 income of:                     $     1,314      $        --      $        --
                                ============     ============     ============

+ For the period July 15, 1994 (commencement of operations) through December 31, 1994

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                                               LAZARD
              LAZARD                                LAZARD                            LAZARD                   SPECIAL
          STRATEGIC YIELD                         SMALL CAP                   INTERNATIONAL SMALL CAP          EQUITY
             PORTFOLIO                            PORTFOLIO                          PORTFOLIO                PORTFOLIO
-----------------------------------     ------------------------------     -----------------------------     -----------
      SIX MONTHS                         SIX MONTHS                        SIX MONTHS                        SIX MONTHS
         ENDED          YEAR ENDED         ENDED           YEAR ENDED         ENDED          YEAR ENDED         ENDED
       JUNE 30,        DECEMBER 31,       JUNE 30,        DECEMBER 31,      JUNE 30,        DECEMBER 31,      JUNE 30,
      -----------------------------     ------------------------------     -----------------------------     -----------
         1995              1994             1995              1994            1995              1994            1995
------------------------------------------------------------------------------------------------------------------------
                                        ---------------------------                                          -----------
      $ 2,991,177      $  4,065,416     $  2,034,823      $  2,022,125     $   844,253      $    591,036     $   401,817
       (2,020,698)       (3,078,071)      31,850,228        22,502,779      (1,549,597)       (4,068,829)      2,717,157
        3,253,428        (2,316,644)      42,530,710       (17,010,725)        796,906        (3,653,545)      2,179,142
      -----------      ------------     ------------      ------------     -----------      ------------     -----------
        4,223,907        (1,329,299)      76,415,761         7,514,179          91,562        (7,131,338)      5,298,116
      -----------      ------------     ------------      ------------     -----------      ------------     -----------
       (2,991,107)       (4,065,416)              --        (1,181,605)             --          (591,036)             --
               --          (182,040)              --       (31,911,994)             --                --              --
               --                --               --                --              --           591,036              --
      -----------      ------------     ------------      ------------     -----------      ------------     -----------
       (2,991,107)       (4,247,456)              --       (33,093,599)             --                --              --
      -----------      ------------     ------------      ------------     -----------      ------------     -----------
       12,852,433        47,082,168       60,092,795        96,349,172      21,438,737        87,421,230       1,586,537
        2,866,501         4,028,879               --        32,373,017              --                --              --
       (5,845,701)      (18,148,713)     (18,558,961)      (24,422,634)     (6,611,002)      (10,380,143)     (7,225,759)
      -----------      ------------     ------------      ------------     -----------      ------------     -----------
        9,873,233        32,962,334       41,533,834       104,299,555      14,827,735        77,041,087      (5,639,222)
      -----------      ------------     ------------      ------------     -----------      ------------     -----------
       11,106,033        27,385,579      117,949,595        78,720,135      14,919,297        69,909,749        (341,106)
       62,328,331        34,942,752      429,672,623       350,952,488      83,432,206        13,522,457      61,497,605
      -----------      ------------     ------------      ------------     -----------      ------------     -----------
      $73,434,364      $ 62,328,331     $547,622,218      $429,672,623     $98,351,503      $ 83,432,206     $61,156,499
      ============     ==============   ==============    ==============   ============     ==============   ============
        6,846,915         3,449,123       29,940,743        23,005,203       8,034,455         1,244,608       5,170,257
      -----------      ------------     ------------      ------------     -----------      ------------     -----------
        1,404,185         4,889,580        3,885,377         6,292,755       2,115,568         7,756,773         127,972
          315,914           425,219               --         2,255,296              --                --              --
         (646,457)       (1,917,007)      (1,160,547)       (1,612,511)       (654,360)         (966,926)       (584,968)
      -----------      ------------     ------------      ------------     -----------      ------------     -----------
        1,073,642         3,397,792        2,724,830         6,935,540       1,461,208         6,789,847        (456,996)
      ============     ==============   ==============    ==============   ============     ==============   ============
        7,920,557         6,846,915       32,665,573        29,940,743       9,495,663         8,034,455       4,713,261
      ============     ==============   ==============    ==============   ============     ==============   ============
      $   (13,904)     $    (13,973)    $  2,882,870      $    848,046     $   845,830      $      1,577     $   400,899
      ============     ==============   ==============    ==============   ============     ==============   ============

---------------------------------------------------
          LAZARD                  LAZARD
      SPECIAL EQUITY         EMERGING MARKETS
        PORTFOLIO               PORTFOLIO
---------------------  ----------------------------
                                          PERIOD
                       SIX MONTHS          ENDED
       YEAR ENDED         ENDED          DECEMBER
      DECEMBER 31,      JUNE 30,            31,
                       ----------------------------
          1994            1995             1994+
---------------------------------------------------
                                        -----------
      $    764,923     $   146,361      $    18,035
        10,854,080      (1,777,809)        (187,391)
       (13,546,230)        632,348       (1,532,318)
      ------------     -----------      -----------
        (1,927,227)       (999,100)      (1,701,674)
      ------------     -----------      -----------
          (760,649)             --          (18,035)
       (16,861,086)             --               --
                --              --           18,035
      ------------     -----------      -----------
       (17,621,735)             --               --
      ------------     -----------      -----------
         6,540,035       8,584,820       19,386,871
        16,313,998              --               --
       (59,936,521)     (1,813,018)        (660,292)
      ------------     -----------      -----------
       (37,082,488)      6,771,802       18,726,579
      ------------     -----------      -----------
       (56,631,450)      5,772,702       17,024,905
       118,129,055      17,024,905               --
      ------------     -----------      -----------
      $ 61,497,605     $22,797,607      $17,024,905
      ==============   ============     ============
         7,508,865       1,727,237               --
      ------------     -----------      -----------
           429,986         971,123        1,786,246
         1,278,144              --               --
        (4,046,738)       (205,405)         (59,009)
      ------------     -----------      -----------
        (2,338,608)        765,718        1,727,237
      ==============   ============     ============
         5,170,257       2,492,955        1,727,237
      ==============   ============     ============
      $       (918)    $   146,361      $        --
      ==============   ============     ============

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:


---------------------------------------------------------------------------------------------
                                                       INCOME FROM INVESTMENT OPERATIONS
                                                   ------------------------------------------
                                                                    NET
                                                                   GAINS
                                                                  (LOSSES)
                                          NET                        ON
                                         ASSET                    SECURITIES
                                        VALUE,                     (BOTH              TOTAL
                                        BEGINNING                 REALIZED             FROM
                                          OF       INVESTMENT       AND              INVESTMENT
             PERIOD                     PERIOD     INCOME-NET     UNREALIZED)-NET    OPERATIONS
---------------------------------------------------------------------------------------------
LAZARD EQUITY PORTFOLIO
Six months ended 6/30/95                 $13.75     $0.104          $2.704             $2.808
Year ended 12/31/94                       13.89      0.141           0.441              0.582
Year ended 12/31/93                       12.74      0.158           2.172              2.330
Year ended 12/31/92                       12.34      0.123           0.518              0.641
Year ended 12/31/91                       11.53      0.107           3.051              3.158
Year ended 12/31/90                       12.34      0.191          (0.778)            (0.587)
Year ended 12/31/89                       10.32      0.204           2.231              2.435
Year ended 12/31/88                        8.73      0.181           1.597              1.778
6/1/87* to 12/31/87                       10.00      0.110          (1.280)            (1.170)
---------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL EQUITY PORTFOLIO
Six months ended 6/30/95                  11.23      0.136           0.294              0.430
Year ended 12/31/94                       12.32      0.078          (0.049)             0.029
Year ended 12/31/93                        9.48      0.021           2.919              2.940
Year ended 12/31/92                       10.30      0.097          (0.779)            (0.682)
10/29/91* to 12/31/91                     10.00      0.020           0.300              0.320
---------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME
  PORTFOLIO
Six months ended 6/30/95                  10.23      0.370           1.630              2.000
Year ended 12/31/94                       10.51      0.592          (0.161)             0.431
Year ended 12/31/93                        9.79      0.571           0.912              1.483
Year ended 12/31/92                       10.28      0.614          (0.403)             0.211
11/8/91* to 12/31/91                      10.00      0.110           0.280              0.390
---------------------------------------------------------------------------------------------
LAZARD BOND PORTFOLIO
Six months ended 6/30/95                   9.24      0.304           0.670              0.974
Year ended 12/31/94                       10.28      0.584          (1.010)            (0.426)
Year ended 12/31/93                       10.21      0.551           0.302              0.853
Year ended 12/31/92                       10.25      0.577          (0.004)             0.573
11/12/91* to 12/31/91                     10.00      0.140           0.250              0.390
---------------------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO
Six months ended 6/30/95                   9.10      0.421           0.170              0.591
Year ended 12/31/94                       10.13      0.762          (0.990)            (0.228)
Year ended 12/31/93                        9.50      0.644           0.738              1.382
Year ended 12/31/92                        9.97      1.049          (0.450)             0.599
10/1/91* to 12/31/91                      10.00      0.250          (0.030)             0.220
---------------------------------------------------------------------------------------------
LAZARD SMALL CAP PORTFOLIO
Six months ended 6/30/95                  14.35      0.060           2.350              2.410
Year ended 12/31/94                       15.26      0.070           0.220              0.290
Year ended 12/31/93                       12.98      0.019           3.830              3.849
Year ended 12/31/92                       10.42      0.019           2.560              2.579
10/30/91* to 12/31/91                     10.00      0.030           0.420              0.450
---------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL SMALL CAP PORTFOLIO
Six months ended 6/30/95                  10.38      0.089          (0.109)            (0.020)
Year ended 12/31/94                       10.86      0.072          (0.548)            (0.476)
12/1/93* to 12/31/93                      10.00      0.004           0.859              0.863
---------------------------------------------------------------------------------------------
LAZARD SPECIAL EQUITY PORTFOLIO
Six months ended 6/30/95                  11.89      0.085           1.005              1.090
Year ended 12/31/94                       15.73      0.156          (0.557)            (0.401)
Year ended 12/31/93                       16.90      0.157           1.478              1.635
Year ended 12/31/92                       15.14      0.161           2.181              2.342
Year ended 12/31/91                       11.54      0.230           4.160              4.390
Year ended 12/31/90                       13.72      0.714          (2.155)            (1.441)
Year ended 12/31/89                       13.13      0.260           1.874              2.134
Year ended 12/31/88                       10.64      0.224           2.761              2.985
Year ended 12/31/87                       11.66      0.112          (0.291)            (0.179)
1/16/86* to 12/31/86                      10.00      0.075           1.585              1.660
---------------------------------------------------------------------------------------------
LAZARD EMERGING MARKETS PORTFOLIO
Six months ended 6/30/95                   9.86      0.059          (0.779)            (0.720)
7/15/94* to 12/31/94                      10.00      0.010          (0.154)            (0.144)
---------------------------------------------------------------------------------------------

  * Commencement of operations.
  + Annualized.

 ++ Not Annualized.

(a) The Portfolio received a special distribution from one of its portfolio investments. Had the Fund not received this distribution, the ratio would have been 2.20%.

(b) Includes $.032 per share of distributions from paid-in capital, none of which is a return of capital for tax purposes.

(c) If the Investment Manager had not waived management fees and reimbursed certain expenses the ratio of expenses to average net assets (and net investment income per share) would have been 10.84%+ ($0.056) for the International Equity Portfolio, 20.70%+ ($0.293) for the International Fixed-Income Portfolio, 7.80%+ ($.0114) for the Bond Portfolio, 6.22%+ ($0.075) for the Strategic Yield Portfolio, and 11.05%+ ($0.085) for the Small Cap Portfolio.

    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             LESS:
-------------------------------
           DIVIDENDS
           FROM                     NET                  RATIOS TO
            AND IN                 ASSET                AVERAGE NET
            EXCESS   DISTRIBUTIONS VALUE,                ASSETS                     NET ASSETS,
              OF         FROM       END               ----------------   PORTFOLIO       END OF
           INVESTMENT  CAPITAL      OF     TOTAL                INVESTMENT TURNOVER      PERIOD
           INCOME-NET   GAINS     PERIOD   RETURN     EXPENSES  INCOME-NET  RATE        (000'S)
----------------------------------------------------------------------------------------------------
            $(0.048)         --    $16.51    20.4%++   0.93%      1.47%    35.85%   $   132,777
             (0.152)    $(0.574)    13.75     4.2      1.05       1.15     66.52         89,105
             (0.165)     (1.015)    13.89    18.6      1.05(e)    1.31     63.92         47,123
             (0.132)     (0.109)    12.74     5.3      1.05(d)    1.19    174.45         24,646
             (0.082)     (2.266)    12.34    27.5      1.93       0.84     90.00         14,821
             (0.223)(b)       --    11.53    (4.7)     1.77       1.62     70.00         14,397
             (0.214)     (0.201)    12.34    23.6      1.78       1.71     78.00         16,239
             (0.188)         --     10.32    20.4      1.84       1.86    111.00         12,336
             (0.100)         --      8.73   (11.7)++   1.68+      1.93+    97.00         10,186
----------------------------------------------------------------------------------------------------
                 --          --     11.66     3.8++    0.93       2.62     40.45      1,044,661
                 --      (1.123)    11.23     0.2      0.94       0.75    106.15        831,877
             (0.021)     (0.079)    12.32    31.0      0.99       1.13     86.95        603,642
             (0.138)         --      9.48    (6.6)     1.05(d)    2.13     60.37        176,005
             (0.020)         --     10.30     3.2++    1.05+,(c)  2.19+     0.18          4,967
----------------------------------------------------------------------------------------------------
             (0.370)         --     11.86    19.8++    1.05(g)    6.70     83.07         44,802
             (0.593)     (0.116)    10.23     4.2      1.05(f)    5.68     65.90         35,803
             (0.570)     (0.193)    10.51    15.7      1.05(e)    5.50    115.84         13,546
             (0.614)     (0.087)     9.79     2.0      1.05(d)    6.08    256.20          8,183
             (0.110)         --     10.28     3.9++    1.05+,(c)  4.82+     6.43          1,427
----------------------------------------------------------------------------------------------------
             (0.304)         --      9.91    10.7++    0.80(g)    6.37     59.32         33,077
             (0.584)     (0.029)     9.24    (4.2)     0.80(f)    6.11    120.51         24,494
             (0.551)     (0.232)    10.28     8.6      0.80(e)    5.22    174.63         13,562
             (0.577)     (0.036)    10.21     5.7      0.80(d)    5.59    131.38          8,532
             (0.140)         --     10.25     3.9++    0.80+,(c)  5.50+    10.46          3,256
----------------------------------------------------------------------------------------------------
             (0.421)         --      9.27     6.7++    1.06       9.32     94.71         73,434
             (0.761)     (0.039)     9.10    (2.3)     1.05(f)    8.03    195.18         62,328
             (0.633)     (0.119)    10.13    15.6      1.05(e)    6.36    215.60         34,943
             (1.049)     (0.020)     9.50     6.0      1.05(d)   10.57    122.88          9,641
             (0.250)         --      9.97     2.1++    1.05+,(c)  9.52+    11.26          4,256
----------------------------------------------------------------------------------------------------
                 --          --     16.76    16.8++    0.83       0.86     37.63        547,622
             (0.042)     (1.158)    14.35     2.0      0.85       0.51     70.11        429,673
             (0.020)     (1.549)    15.26    30.1      0.88       0.16     98.47        350,952
             (0.019)         --     12.98    24.8      1.05(d)    0.29    106.91        168,171
             (0.030)         --     10.42     4.5++    1.05+,(c)  2.47+     5.50          2,512
----------------------------------------------------------------------------------------------------
                 --          --     10.36    (0.2)++   1.15       1.97     70.83         98,352
                 --          --     10.38    (4.5)     1.05(f)    0.95    112.92         83,432
             (0.003)         --     10.86     8.7++    1.05+,(e)  1.76+     0.84         13,522
----------------------------------------------------------------------------------------------------
                 --          --     12.98     9.2++    1.67(g)    1.33      7.00         61,156
             (0.155)     (3.279)    11.89    (2.6)     1.71       0.87     11.29         61,498
             (0.157)     (2.648)    15.73    10.2      1.67       0.74     26.31        118,129
             (0.160)     (0.422)    16.90    15.5      1.70       1.04     10.93        150,488
             (0.227)     (0.563)    15.14    38.2      1.77       1.63     19.48        111,395
             (0.739)         --     11.54   (10.5)     1.78       4.70(a)  27.18         76,972
             (0.264)     (1.280)    13.72    16.2      1.78       1.82     40.67        101,522
             (0.245)     (0.250)    13.13    28.0      1.96       1.87     64.90         74,695
             (0.105)     (0.736)    10.64    (1.9)     1.81       0.82     90.86         53,942
                 --          --     11.66    16.6++    2.23+      0.71+    73.12         51,403
----------------------------------------------------------------------------------------------------
                 --          --      9.14    (7.3)++   1.30(g)    1.63     58.16         22,798
                 --          --      9.86    (1.4)++   1.30+,(f)  0.31+    30.68         17,025
----------------------------------------------------------------------------------------------------

(d) If the Investment Manager had not waived management fees and reimbursed certain expenses the ratio of expenses to average net assets (and net investment income per share) would have been 1.53% ($0.050) for the Equity Portfolio, 1.37% ($0.014) for the International Equity Portfolio, 2.80% ($0.176) for the International Fixed-Income Portfolio, 3.23% ($0.0251) for the Bond Portfolio, 2.99% ($0.192) for the Strategic Yield Portfolio, and 1.14%+ ($0.006) for the Small Cap Portfolio.

(e) If the Investment Manager had not waived management fees and reimbursed certain expenses the ratio of expenses to average net assets (and net investment income per share) would have been 1.18% ($0.020) for the Equity Portfolio, 2.87%+ ($0.010) for the International Small Cap Portfolio, 2.08% ($0.119) for the International Fixed-Income Portfolio, 1.76% ($0.101) for the Bond Portfolio, and 1.63% ($0.058) for the Strategic Yield Portfolio.

(f) If the Investment Manager had not waived management fees and reimbursed certain expenses the ratio of expenses to average net assets (and net investment income per share) would have been 1.26% ($0.016) for the International Small Cap Portfolio, 1.51% ($0.048) for the International Fixed-Income Portfolio, 1.23% ($0.041) for the Bond Portfolio, 1.15% ($0.009) for the Strategic Yield Portfolio, and 2.31%+ ($0.034) for the Emerging Markets Portfolio.

(g) If the Investment Manager had not waived certain expenses the ratio of expenses to average net assets (and net investment income per share) would have been 1.25% ($0.360) for the International Fixed-Income Portfolio, 1.03% ($0.295) for the Bond Portfolio, 1.75% ($0.080) for the Special Equity Portfolio and 1.98% ($0.034) for the Emerging Markets Portfolio.

  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
    The Lazard Funds, Inc. (the "Fund") was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Fund was originally composed of five portfolios: Lazard International Equity Portfolio (the "International Equity Portfolio"), Lazard International Fixed-Income Portfolio, formerly Lazard Global Fixed-Income Portfolio (the "International Fixed-Income Portfolio"), Lazard Bond Portfolio, formerly Lazard High Quality Bond Portfolio (the "Bond Portfolio"), Lazard Strategic Yield Portfolio, formerly Lazard High-Yield Portfolio, (the "Strategic Yield Portfolio") and Lazard Small Cap Portfolio (the "Small Cap Portfolio").
    Effective January 1, 1992, the Lazard Equity Fund and the Lazard Special Equity Fund, Inc. ("Old Funds") were reorganized as separate portfolios ("New Funds") of the Fund, namely Lazard Equity Portfolio (the "Equity Portfolio"), and Lazard Special Equity Portfolio (the "Special Equity Portfolio"), respectively. The per share data included herein includes per share data for both the Old Funds and New Funds.
    Effective November 1, 1993, Lazard International Small Cap Portfolio (the "International Small Cap Portfolio") and Lazard Emerging Markets Portfolio (the "Emerging Markets Portfolio") were added to the Fund. The Lazard Emerging Markets Portfolio was first offered for sale on July 15, 1994.
    The Equity Portfolio and Special Equity Portfolio are operated as "diversified" as defined in the Act. The remaining Portfolios are "non-diversified."

2. SIGNIFICANT ACCOUNTING POLICIES
    The following is a summary of significant accounting policies:
    (a) Valuation of Investments--The value of securities, other than options listed on national securities exchanges and debt securities maturing in 60 days or less, is determined as of the close of regular trading on the New York Stock Exchange. Options on stocks and stock indices traded on national securities exchanges are valued as of the close of options trading on such exchanges (which is currently 4:10 p.m. New York time). Debt securities maturing in sixty days or less are valued at amortized cost. Each security for which the primary market is on a national securities exchange is valued at the last sale price in the principal exchange on which it is traded, or, if no sales are reported on such exchange on that day, at the closing bid price.
    Any security held by any Portfolio except the Special Equity Portfolio for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System is valued at the last sale price as quoted by such System or, in the absence of any sale on the valuation date, at the closing bid price. Any other unlisted security for which current over-the-counter market quotations or bids are readily available is valued at its last quoted bid price or, for each of these Portfolios except the Equity Portfolio, if available, the mean of two such prices.
    Any security held by the Special Equity Portfolio that is not listed on a national securities exchange but that is quoted on the National Association of Securities Dealers Automated Quotations System is valued at the last bid price as quoted by such System. Any other security held by the Special Equity Portfolio for which current over-the-counter market quotations or bids are readily available is valued at its last quoted bid price or, if available, the mean of two such prices.
    All other securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Board of Directors and in accordance with procedures adopted by the Board of Directors. The portfolio securities of any of the Portfolios may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Manager to reflect the fair market value of such securities.
    (b) Securities Transactions and Investment Income--Security transactions are accounted for on the trade date. Realized gains and losses on sales of investments are recorded on a first-in, first-out basis. Dividend income is recorded on the ex-date. Interest income is accrued daily. The Portfolios amortize premiums and accrue discounts on fixed income securities.
    (c) Forward Foreign Currency Exchange Contracts--The International Equity Portfolio, International Fixed-Income Portfolio, Strategic Yield Portfolio, International Small Cap Portfolio and the Emerging Markets Portfolio (the "eligible portfolios") may enter into forward foreign currency exchange contracts ("forward contracts"). To the extent permitted by each eligible portfolio's investment objectives, restrictions and policies, forward contracts may be entered into for both risk management and investment purposes. Depending on how such strategies are utilized, the risks associated with their use may vary.
    Certain risks may arise upon entering into these forward contracts from the possible movement in foreign exchange rates and the potential inability of counterparties to meet the terms of their agreements. Forward contracts are presented at an amount representing the net increase or decrease in value from the date that the forward contract was entered into, to the financial statement date. Gains and losses on these forward contracts are included in realized or unrealized foreign exchange transactions in the accompanying Statements of Operations.
    Risk management includes hedging strategies which serve to reduce an eligible portfolio's exposure to foreign currency fluctuations. Such exposure may exist during the period that a foreign denominated investment is held, or during the period between the trade date and settlement date of an investment which is purchased or sold.
    Eligible portfolios can utilize forward contracts for investment purposes. For example, forward contracts to purchase foreign currencies can increase an eligible portfolio's exposure to a particular currency without acquiring a security denominated in that currency. As of June 30, 1995, the International Fixed-Income Portfolio had a fair

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

value of $107,494 in such forward contracts outstanding, and had an average fair value of $219,370 in such outstanding forward contracts for the six month period ended June 30, 1995.
    (d) Foreign Currency Translations--The books and records of the eligible portfolios are maintained in U.S. dollars. Foreign exchange transactions are translated into U.S. dollars on the following basis:
    (i) the foreign currency market value of investment securities, contracts, and other assets and liabilities stated in foreign currencies are translated at the exchange rate at the end of the period; and
    (ii) purchases and sales of investment securities, dividends, interest income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The eligible portfolios do not isolate that portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with net realized and unrealized gain or loss from investments. Foreign exchange gain (loss) is treated as ordinary income for federal income tax purposes to the extent constituting "Section 988 Transactions" pursuant to the Internal Revenue Code ("IRC"), including, currency gains (losses) related to the sale of debt securities, forward foreign currency exchange contracts, payments of liabilities, and collections of receivables.
    (e) Federal Income Taxes--The Fund's policy is to qualify each Portfolio as a regulated investment company under the IRC and to distribute all of its taxable income, including any realized net capital gains to shareholders. Therefore, no Federal income tax provision is required.
    (f) Dividends and Distributions--The Fund intends to declare dividends from net investment income on shares of the International Fixed-Income Portfolio, the Bond Portfolio and the Strategic Yield Portfolio daily and pay such dividends monthly. Dividends from net investment income on shares of the Equity Portfolio will be declared and paid quarterly. Dividends from net investment income on shares of the International Equity Portfolio, Small Cap Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio and the Special Equity Portfolio will be declared and paid annually. During any particular year, net realized gains from investment transactions in excess of available capital loss carry forwards would be taxable to the Fund if not distributed. The Fund intends to declare and distribute these amounts annually to shareholders; however, to avoid taxation a second distribution may be required.
    Income distributions and capital gains distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences which may result in distribution reclassifications are primarily due to differing treatments of foreign currency transactions. Permanent book and tax differences relating to shareholder distributions will result in reclassifications and may affect the allocation between investment income--net and realized gains--net.
    (g) Organizational Expenses--Costs incurred by the Fund in connection with its organization and initial registration of shares have been deferred and are being amortized on a straight line basis over a five-year period from the date of commencement of operations of each Portfolio. In the event that any of the initial shares of any of the Portfolios during such period are redeemed, the appropriate Portfolio will be reimbursed by such holder for any unamortized organizational expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.
    (h) Allocation of Expenses--Expenses not directly chargeable to a specific Portfolio are allocated primarily on the basis of relative net assets.

3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
    The Fund has entered into an investment management agreement (the "Management Agreement") with Lazard Freres Asset Management (the "Manager"), a division of Lazard Freres & Co. LLC, on behalf of each Portfolio. Pursuant to the Management Agreement, the Manager will regularly provide the Portfolios with investment research, advice and supervision and furnish continuously an investment program for each Portfolio consistent with its investment objectives and policies, including the purchase, retention and disposition of securities. Each of the Portfolios pays the Manager an investment management fee at the annual rate set forth below as a percentage of the average daily value of the net assets of the relevant Portfolio: Equity Portfolio, 0.75%; International Equity Portfolio, 0.75%; International Fixed-Income Portfolio, 0.75%; Bond Portfolio, 0.50%; Strategic Yield Portfolio, 0.75%; Small Cap Portfolio, 0.75%; International Small Cap, 0.75%; Special Equity Portfolio, 1.50% and Emerging Markets Portfolio, 1.00%. The investment management fees are accrued daily and payable monthly with the exception of those paid by the Special Equity Portfolio, which are payable quarterly.
    Effective June 1, 1995, the Fund has engaged State Street Bank and Trust Company to provide certain administrative services. Each Portfolio will bear the cost of such expenses at the annual rate of $37,500 plus 0.02% of average assets up to average assets of $1 billion and plus 0.01% of average assets over $1 billion. State Street has agreed to waive the $37,500 fee for one year or until each Portfolio reaches net assets of $50 million, whichever comes first, for the Bond and Emerging Markets Portfolios. Administration expenses for the Special Equity Portfolio are paid for by the Manager.
    Under certain state regulations, if the total expenses of any of the Portfolios exceed certain limitations the Fund's Manager is required to reimburse the Portfolio for such excess.
    The Manager has agreed to maintain the annualized total operating expenses of the International Fixed-Income Portfolio at a level not to exceed 1.05%; Emerging Market Portfolio at a level not to exceed 1.30%; and Bond Portfolio at a level not to exceed 0.80% of the average daily value of net assets of the relevant portfolio until

--------------------------------------------------------------------------------
The Lazard Funds, Inc.
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

December 31, 1995 or such time as the respective Portfolio reaches total net assets of $100 million. For the period commencing May 1, 1995, the Manager has agreed to bear total operating expenses (exclusive of extraordinary expenses) of the Special Equity Portfolio in excess of 1.50% of the average daily value of the net assets until October 31, 1996, or such time as the total net assets of the Portfolio equals or exceeds $90 million.
    For the six months ended June 30, 1995, the Manager did not impose part of its management fee amounting to $40,070 for International Fixed-Income Portfolio, $31,587 for Bond Portfolio, $23,011 for Special Equity Portfolio and $61,301 for Emerging Markets Portfolio.
    The Fund has a distribution agreement with Lazard Freres & Co. LLC. As the distributor, Lazard Freres & Co. LLC acts as distributor for shares of each of the Portfolios and bears the cost of printing and mailing prospectuses to potential investors and of any advertising expenses incurred in connection with the distribution of shares.
    Certain Directors of the Fund are Managing Directors of the Manager. The Fund pays each director who is not an officer of the Manager or an interested Director, $20,000 per year, plus $1,000 per meeting attended, and reimburses them for travel and out of pocket expenses.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
    Purchase and sales of portfolio securities, (excluding short-term securities), for the six months ended June 30, 1995 were as follows:

                                             INTERNATIONAL
                              INTERNATIONAL    FIXED-                         STRATEGIC         SMALL         INTERNATIONAL
                EQUITY           EQUITY        INCOME           BOND            YIELD            CAP           SMALL CAP
               PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO(1)    PORTFOLIO(2)     PORTFOLIO        PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
Purchases     $61,359,192     $564,469,728   $35,201,396     $22,697,588     $54,225,244     $177,969,052     $68,700,117
Sales          37,357,805      352,337,189    32,167,225      15,844,201      51,283,681      166,751,577      57,181,056


              SPECIAL        EMERGING
              EQUITY          MARKETS
             PORTFOLIO       PORTFOLIO
----------------------------------------
Purchases   $ 3,922,585     $15,593,223
Sales        12,087,542       9,730,548

(1) Includes purchases and sales of U.S. Government securities of $21,109,257 and $9,795,939, respectively.
(2) Includes purchases and sales of U.S. Government securities of $3,497,941 and $3,538,794, respectively.
    For the same period, the Small Cap Portfolio and Special Equity Portfolio paid brokerage commissions of $786 and $6,200, respectively, to Lazard Freres & Co. LLC for portfolio transactions executed on behalf of the Portfolios.
    Included in the payable for investments purchased at June 30, 1995, for the Special Equity Portfolio, is $3,765 for unsettled purchases with Lazard Freres & Co. LLC.

5. FEDERAL INCOME TAXES
    For Federal income tax purposes capital loss carryforwards (exclusive of certain capital losses incurred after October 31) of $703,582; $2,330,411 and $426,494 are available to the extent provided by regulations to offset future realized capital gains of the Bond Portfolio, Strategic Yield Portfolio and International Small Cap Portfolio, respectively. These losses expire in 2002.
    Additionally, certain capital and currency losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. During the year ended December 31, 1994, Equity Portfolio, International Equity Portfolio, International Fixed-Income Portfolio, Bond Portfolio, Strategic Yield Portfolio, International Small Cap Portfolio, and Emerging Markets Portfolio will elect to defer net capital and currency losses of $345,637, $14,298,894, $17,028, $394,012, $553,445, $1,920,587, and
$163,226, respectively.

6. PRIVATE PLACEMENTS
    At June 30, 1995, the Small Cap Portfolio held the following securities which were private placements and represented 0.42% (at value) of the net assets of the Portfolio:

                                   ACQUISITION
           SECURITY                   DATE            VALUE
-------------------------------    -----------     -----------
Interactive Light Holdings Inc.
  8.00%, 1/25/99                     2/4/94         $1,000,000
Verbex Voice Systems Inc.
  Series F Preferred (conv.)         7/12/93         1,000,000
Verbex Voice Systems Inc.             6/7/94           180,501
Verbex Voice Systems Inc.
  10.00%, 12/31/95                   3/17/95           100,000
                                                    ----------
                                                    $2,280,501
                                                    ==========


    Verbex Voice Systems Inc. and Interactive Light Holdings Inc. are valued as determined in good faith by the Fund's Board of Directors and in accordance with the procedures adopted by the Board of Directors. The Small Cap Portfolio will bear any cost, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements
   (a)   Financial Statements
         Included in the Registrant's Statement of Additional Information, filed herewith, are a Report of Independent Auditors, a Statement of Assets and Liabilities and the Notes to Financial Statement for The Lazard Funds, Inc., prepared by Seymour Schneidman and Associates.
   (b)   Exhibits
   1     Articles of Incorporation1
   2     By-Laws1
   3     Not applicable
   5(A) Form of Investment Management Agreement between the Registrant and Lazard Freres Asset Management with respect to the Lazard International Equity Portfolio6
   5(B) Form of Investment Management Agreement between the Registrant and Lazard Freres Asset Management with respect to the Lazard International Fixed-Income Portfolio6
   5(C) Form of Investment Management Agreement between the Registrant and Lazard Freres Asset Management with respect to the Lazard Bond Portfolio6
   5(D) Form of Investment Management Agreement between the Registrant and Lazard Freres Asset Management with respect to the Lazard Strategic Yield Portfolio6
   5(E) Form of Investment Management Agreement between the Registrant and Lazard Freres Asset Management with respect to the Lazard Small Cap Portfolio6
   5(F)  Form of Administrative Services Agreement2
   5(G) Form of Sub-Investment Management Agreement between Lazard Freres Asset Management and Lazard International Investment Management Limited with respect to the Lazard Global Fixed-Income Portfolio3
   5(H) Form of Investment Management Agreement between the Registrant and Lazard Freres Asset Management with respect to the Lazard Equity Portfolio6
   5(I) Form of Investment Management Agreement between the Registrant and Lazard Freres Asset Management with respect to the Lazard Special Equity Portfolio6
   5(J) Form of Investment Management Agreement between the Registrant and Lazard Freres Asset Management with respect to the Lazard Emerging Markets Portfolio5
   5(K) Form of Investment Management Agreement between the Registrant and Lazard Freres Asset Management with respect to the Lazard International Small Cap Portfolio5
   5(L) Form of Administrative Services Sub-Contract between Lazard Freres Asset Management and Scudder Investment Services, Inc.4


   5(M) Form of Investment Management Agreement between the Registrant and Lazard Freres Asset Management with respect to the Lazard Global Equity Portfolio
   5(N) Form of Investment Management Agreement between the Registrant and Lazard Freres Asset Management with respect to the Lazard Bantam Value Portfolio
   5(O) Form of Investment Management Agreement between the Registrant and Lazard Freres Asset Management with respect to the Lazard Emerging World Funds Portfolio
   5(P) Form of Administration Agreement between the Registrant and State Street Bank and Trust Company

   6     Form of Distribution Agreement2
   7     Not applicable
   8     Form of Custodian  Agreement2
   9(A)  Form of Transfer Agency and Service Agreement2
  10(A)  Opinion  and  Consent  of Stroock & Stroock & Lavan*


  10(B)  Opinion and Consent of Venable, Baetjer and Howard*


  11     Consent of Independent Auditors


         *To be filed by amendment

   12    Not applicable
   13    Investment Representation Letter5
   14    Not applicable
   15    Not applicable
   16    Schedule for Computation of Total Return Performance Quotations7
  (c)    Other Exhibits:
         Powers of Attorney of Messrs. Burke, Lieberman, Eig, Gullquist, Reiss and Rutledge5

Item 25. Persons Controlled by or under Common Control with Registrant.
         None.

Item 26. Number of Holders of Securities.


         As of September 30, 1995, the number of record holders of each Portfolio were as follows:

         Lazard International Equity Portfolio              1,595
         Lazard International Fixed-Income Portfolio          287
         Lazard Bond Portfolio                                325
         Lazard Equity Portfolio                              936
         Lazard Strategic Yield Portfolio                     521
         Lazard Small Cap Portfolio                         1,355
         Lazard Special Equity Portfolio                      427
         Lazard International Small Cap Portfolio             862
         Lazard Emerging Markets Portfolio                    551
         Lazard Global Equity Portfolio                         0
         Lazard Bantam Value Portfolio                          0
         Lazard Emerging World Funds Portfolio                  0


Item 27. Indemnification.


         It is the Registrant's policy to indemnify its directors and officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland and as set forth in Article EIGHTH of Registrant's Articles of Incorporation, incorporated by reference to Exhibit 1 and Article VIII of the
         Registrant's By-Laws, incorporated by reference to Exhibit 2. The liability of Lazard Freres Asset Management (the "Investment Manager") for any loss suffered by the Lazard International Equity Portfolio, Lazard International Fixed-Income Portfolio, Lazard Bond Portfolio, Lazard Strategic Yield Portfolio, Lazard Small Cap Portfolio, Lazard Emerging Markets Portfolio, Lazard International Small Cap Portfolio, Lazard Global Equity Portfolio, Lazard Bantam Value Portfolio, and Lazard Emerging World Funds Portfolio or their shareholders is set forth in Section 9 of the Investment Management Agreement referenced by Exhibits 5(A), 5(B), 5(C), 5(D), 5(E), 5(J), 5(K), 5(M), 5(N), and
         5(O). The liability of the Investment Manager for any loss suffered by the Lazard Equity Portfolio or its shareholders is set forth in Section 5 of the Investment Management Agreement referenced by Exhibit 5(H). The liability of the Investment Manager for any losses suffered by the Lazard Special Equity Portfolio or its shareholders is set forth in
         Section 9 of the Management Agreement referenced by Exhibit 5(I). The liability of Lazard Freres & Co. LLC, the Registrant's distributor, for any loss suffered by the Registrant, each of its directors and officers and each person, if any, who controls the Registrant is set forth in
         Section  5(b)  of the  form of  Distribution  Agreement  referenced  by
         Exhibit 6. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.



1. Incorporated by reference from Registrant's Registration Statement on Form N-1A (file Nos. 33-40682 and 811-6312) filed with the Securities and Exchange Commission on May 20, 1991.

2. Incorporated by reference from Registrant's Pre-Effective Amendment No. 1 filed with the Securities and Exchange Commission on July 23, 1991.

3. Incorporated by reference from Registrant's Pre-Effective Amendment No. 2 filed with the Securities and Exchange Commission on September 23, 1991.

4. Incorporated by reference from Registrant's Post-Effective Amendment No. 1 filed with the Securities and Exchange Commission on November 1, 1991.

5. Incorporated by reference from Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on September 1, 1993.

6. Incorporated by reference from Registrant's Post Effective Amendment No. 6 filed with the Securities and Exchange Commission on March 31, 1994.

7. Incorporated by reference from Registrant's Post-Effective Amendment No. 1 filed with the Securities and Exchange Commission on March 3, 1992.


                             Name and Address of Company with
Name of General Member       which General Member is Connected                 Capacity
----------------------------------------------------------------------------------------


Item 28. Business and Other Connections of Investment Advisers.
         The   description   of  the   Investment   Manager  under  the  Caption
         "Management"  in the  Prospectus  and in the  Statement  of  Additional
         Information   constituting  Parts  A  and  B,  respectively,   of  this
         Registration  Statement is incorporated by reference herein.  Following is a list of the General  Members of Lazard Freres & Co. LLC,  together with their other business  connections which are of substantial  nature during the previous two years:

                             Name and Address of Company with
Name of General Member       which General Member is Connected                 Capacity
----------------------------------------------------------------------------------------
Robert F. Agostinelli        Frontera S.A.                                     Director
                             Excelsorlaan 36-38
                             1930 Zaventem
                             Brussells, Belgium

                             Lazard Freres & Co. Ltd.                          Director
                             21 Moorfields
                             London EC2P 2HT
                             England

                             Lazard, Burklin, Kuna & Co.                       Director
                             Ulmenstrasse 37-39
                             60325 Frankfurt am Main
                             Federal Republic of Germany

                             Lazard S.p.A.                                     Director
                             Plazza Meda, 3
                             Milano, Italy  20121

William Araskog              None

F. Harlan Batrus             Mutual of America Capital Management Corp.        Director
                             666 Fifth Avenue
                             New York, New York  10103

                             Ryan Labs, Inc.                                   Director
                             350 Albany Street
                             New York, New York  10280

Patrick J. Callahan, Jr.     Berry Metal Co.                                   Director
                             Route 68
                             Harmony, Pennsylvania  16307

                             BT Capital Corp.                                  Director
                             280 Park Avenue
                             New York, New York  10017

                             Lee Brass Co.                                     Director
                             P.O. Box 1229
                             Anniston, Alabama  36202

                             Michigan Wheel Corp.                              Director
                             1501 Buchanan Avenue
                             Southwest Grand Rapids, Michigan  49507

                             Rotation Dynamics Corp.                           Director
                             15 Salt Creek Lane
                             Suite 316
                             Hinsdale, Illinois  60521

                                      C-4

                             Name and Address of Company with
Name of General Member       which General Member is Connected                 Capacity
----------------------------------------------------------------------------------------
                             Somerset Technologies, Inc.                       Director
                             P.O. Box 791
                             New Brunswick, New Jersey  08903

                             GAR Holding Co.                                   Director
                             600 Union Street
                             Ashland, Ohio  44805

Michel David-Weill           BSN Gervais Danone                                Director
                             1260130 Rue Jules Gruesde
                             Levallois-Perret (Hauts de Seine)
                             France 92302

                             Credit Mobilier Industriel                        Chairman of the Board
                             (SOVAC)
                             19-21 Rue de la Bienfaisance
                             75008 Paris, France

                             The Dannon Company, Inc.                          Director
                             22-11 38th Avenue
                             Long Island City, New York  11101

                             Eurafrance                                        President  and  Chairman of
                             12 Avenue Percier                                 the Board
                             75008 Paris, France

                             Exor Group                                        Director
                             19 Avenue Montaigne
                             75008 Paris, France

                             Euralux                                           Director
                             8 Rue Ste-Zithe
                             2763 Luxembourg

                             Fiat S.p.A.                                       Director
                             Corso Marconi 10
                             10125 Torino
                             Italy

                             Groupe Danone                                     Director
                             7 Rue de Teheran
                             75008 Paris, France

                             ITT Corp.                                         Director
                             320 Park Avenue
                             New York, New York  10022

                             La France S.A.                                    Director
                             7 & 9 Boulevard Haussmann
                             75009 Paris, France

                             La France-Iard                                    Director
                             7 & 9 Boulevard Haussmann
                             75009 Paris, France

                             La France-Vie                                     Director
                             7 & 9 Boulevard Haussmann
                             75009 Paris, France

                             Lazard Brothers & Co., Limited                    Director
                             21 Moorfields
                             London EC2P-2HT
                             England

                                      C-5

                             Name and Address of Company with
Name of General Member       which General Member is Connected                 Capacity
----------------------------------------------------------------------------------------
                             Pearson plc                                       Director
                             Millbank Tower
                             London SWI  P4QZ

                             Publicis S.A.                                     Director
                             133 Champs-Ezlysees
                             75008 Paris, France

                             S.A. de la Rue Imperiale de Lyon                  Director
                             49, Rue de la Republique
                             Lyon (Rhone) 69002
                             France

Michael J. DelGiudice        Orange & Rockland Utilities Inc.                  Director
                             One Blue Hill Plaza
                             Blue River, New York  10965

John V. Doyle                None

Charles R. Dreifus           None

Thomas F. Dunn               Goldman, Sachs & Co.                              Senior Portfolio Manager
                             85 Broadway Street
                             New York, New York 10004


Norman Eig                   The Lazard Funds, Inc.                            Director, Chairman
                             30 Rockefeller Plaza
                             New York, New York  10020

                             The Emerging World Trust Fund Limited             Director
                             30 Rockefeller Plaza
                             New York, New York  10020

                             Lazard Pension Management, Inc.                   Director
                             30 Rockefeller Plaza
                             New York, New York  10020


Peter R. Ezersky             None

Albert H. Garner             None

James S. Gold                Smart & Final Inc.                                Director
                             4700 South Boyle Avenue
                             Los Angeles, California 90058

Jeffrey A. Golman            None

Steven J. Golub              Mineral Technologies Inc.                         Director
                             405 Lexington Avenue
                             New York, New York  10174-1901


Herbert W. Gullquist         The Lazard Funds, Inc.                            Director, President
                             30 Rockefeller Plaza
                             New York, New York  10020

                             The Emerging World Trust Fund Limited             Director
                             30 Rockefeller Plaza
                             New York, New York  10020



                             Lazard Freres Asset Management (Canada), Inc.     Director, President
                             30 Rockefeller Plaza
                             New York, New York  10020


                                      C-6

                             Name and Address of Company with
Name of General Member       which General Member is Connected                 Capacity
----------------------------------------------------------------------------------------
                             Lazard Pension Management, Inc.                   Director, President
                             30 Rockefeller Plaza
                             New York, New York  10020

Thomas R. Haack              None


J. Ira Harris                Manpower Inc.                                     Director
                             5301 North Ironwood Road
                             Milwaukee, Wisconsin  53201


                             Caremark International, Inc.                      Director
                             2215 Sanders Road
                             Northbrook, Illinois  60062

                             Brinker International Inc.                        Director
                             6820 LBJ Freeway
                             Dallas, Texas  75240

Melvin L. Heineman           Lazard Freres & Co., Ltd.                         Director
                             21 Moorfields
                             London  EC2P 2HT
                             England


                             Lazard Pension Management, Inc.                   Director
                             30 Rockefeller Plaza
                             New York, New York  10020


Kenneth M. Jacobs            None

Jonathan H. Kagan            Continental Cablevision, Inc.                     Director
                             Pilot House
                             54 Lewis Wharf
                             Boston, Massachusetts  02110

                             La Salle Re Ltd.                                  Director
                             Cumberland House
                             One Victoria Street
                             P.O. HM 1502
                             Hamilton HM FX
                             Bermuda

                             Phar-Mor Inc.                                     Director
                             20 Federal Plaza West
                             Youngstown, OH  44501

                             Tyco Toys, Inc.                                   Director
                             6000 Midlantic Drive
                             Mount Laurel, New Jersey 08054

James L. Kempner             None

Sandra A. Lamb               None

M. Steven Langman            None

Edgar D. Legaspi             None

Michael S. Liss              Bear Stearns & Co.                                Senior Portfolio Manager
                             245 Park Avenue
                             New York, New York 10004

William R. Loomis, Jr.       Engelhard Hanovia Inc.                            Director
                             280 Park Avenue
                             3rd Floor - West Wing
                             New York, New York  10017

                                      C-7

                             Name and Address of Company with
Name of General Member       which General Member is Connected                 Capacity
----------------------------------------------------------------------------------------
                             Minorco S.A.                                      Director
                             Boite Postal 185
                             L-2011 Luxembourg

J. Robert Lovejoy            None

Matthew J. Lustig            None

Philippe L. Magistretti      Banque AIG                                        President
                             Paris, France


Damon Mezzacappa             Corporate Property Investors                      Director
                             30 Rockefeller Plaza
                             New York, New York  10020


Christina A. Mohr            Loehmann's Holdings Inc.                          Director
                             2500 Halsey Street
                             Bronx, New York 10461

                             United Retail Group, Inc.                         Director
                             365 West Passaic Street
                             Rochelle Park, New Jersey  07662


Robert P. Morgenthau         Lazard Freres Asset Management (Canada), Inc.     Director, Vice-President
                             30 Rockefeller Plaza
                             New York, New York  10020


Steven J. Niemczyk           None

Hamish W. M. Norton          None

Jonathan O'Herron            Trigon Energy Corporation                         Director
                             1 Water Street
                             White Plains, New York 10601

James A. Paduano             Donovan Data Systems, Inc.                        Director
                             666 Fifth Avenue
                             New York, New York  10019

                             Pilgrim Electronics, Inc.                         Director
                             60 Beaver Brook Road
                             Danbury, Connecticut  06810


Louis Perlmutter             None


Robert E. Poll, Jr.          None

Lester Pollack               Continental Cablevision, Inc.                     Director
                             Pilot House
                             54 Louis Wharf
                             Boston, Massachusetts  02210

                             CNA Financial Corp.                               Director
                             CNA Plaza
                             Chicago, Illinois  60685

                             Kaufman & Broad Home Corp.                        Director
                             11601 Wilshire Boulevard
                             Los Angeles, California  90025-1748

                             La Salle Re Ltd.                                  Director
                             Cumberland House
                             One Vicotoria Street
                             P.O. HM FX
                             Bermuda

                                      C-8

                             Name and Address of Company with
Name of General Member       which General Member is Connected                 Capacity
----------------------------------------------------------------------------------------
                             Loews Corporation                                 Director
                             666 Fifth Avenue
                             New York, New York  10103

                             Paramount Communications, Inc.                    Director
                             15 Columbus Circle
                             New York, New York  10023

                             Parlex Corp.                                      Director
                             145 Milk Street
                             Metuen, Massachusetts  01844

                             Polaroid Corp.                                    Director
                             549 Technology Square
                             Cambridge, Massachusetts  02139

                             SD Holding (Bermuda) Ltd.                         Director
                             Hurst Holme
                             Trott Road
                             Hamilton, HMII
                             Bermuda

                             Sphere Drake Acquisitions (U.K.) Ltd.             Director
                             52-24 Leadenhall Street
                             London EC3A 2BJ
                             England

                             Sphere Drake Holding Ltd.                         Director
                             52-24 Leadenhall Street
                             London EC3A 2BJ
                             England

                             Sphere Drake Ltd.                                 Director
                             52-24 Leadenhall Street
                             London EC3A 2BJ
                             England

                             Sun America Inc.                                  Director
                             11601 Wilshire Boulevard
                             Los Angeles, CA  90025

                             Tidewater Inc.                                    Director
                             1440 Canal Street
                             Suite 2100
                             New Orleans, Louisianna  70112

Michael J. Price             None

Steven L. Rattner            Falcon Holding Group L.P.                         Director
                             10900 Wilshire Boulevard
                             Los Angeles, California 90024


John R. Reese                Durabond Holdings                                 Director
                             312 West Main Street
                             Owosso, Michigan  48867

                             Owosso Corp.                                      Director
                             312 West Main Street
                             Owosso, Michigan  48867


John R. Reinsberg            None

                                  C-9

                             Name and Address of Company with
Name of General Member       which General Member is Connected                 Capacity
----------------------------------------------------------------------------------------
Luis E. Rinaldini            Cedar Fair Management Co.                         Director
                             CN 5006 Causeway Drive
                             Sandusky, Ohio  44870

Bruno M. Roger               CAP Gemini Sogeti                                 Director
                             6, bid Jean Pain a Grenoble (38005)
                             France

                             Carnaud Metal Box Packaging                       Director
                             153, Rue de Courcelles a Paris 17eme
                             France

                             Compagnie De Credit                               Director
                             121, boulevard Haussmann a Paris Seme
                             France

                             Compagnie De Saint-Gobain                         Director
                             Les Miroirs
                             18 avenue d'Alsace
                             Paris la Defense (92096)
                             France

                             Eurafrance                                        Director
                             12, avenue Percier a Paris Seme
                             France

                             Financiere Et Industrielle Gaz                    Director
                             Et Eaux
                             3, rue Jacques Bingen a Paris 17eme
                             France

                             Fonds Partenaires Gestion (F.P.G.)                Director
                             121, boulevard Haussmann a Paris Seme
                             France

                             Lazard, Burlkin, Kuna & Co.                       Director
                             Ulmenstrasse 37-39
                             60325 Frankfurt am Main
                             Federal Republic of Germany

                             LVMH-Moet Hennessy Louis Vuitton                  Director
                             30, avenue Hoche a Paris 8eme
                             France

                             Marine-Wendel                                     Director
                             189, rue Taitbout a Paris 9eme
                             France

                             Midial                                            Director
                             192, avenue Charles de Gaulle
                             Neuille S/Sein (92200)
                             France

                             Moet Hennessy                                     Director
                             30, avenue Hoche a Paris 8eme
                             France

                             Pinault-Printemps-Redoute                         Director
                             61, rue Caumartin
                             75009 Paris

                             PSA Finance Holding                               Director
                             75, av. de la Grande Armee a Paris 16eme
                             France

                                      C-10

                             Name and Address of Company with
Name of General Member       which General Member is Connected                 Capacity
----------------------------------------------------------------------------------------
                             Sidel                                             Director
                             66, rue de Miromesnil
                             75008 Paris

                             Societe Centrale Puour L'Industrie                Director
                             9, avenue Hoche a Paris 8eme
                             France

                             Societe Financiere Generale                       Director
                             Immobiliere (S.F.G.I.)
                             23, rue de I'Arcasde a Paris 8eme
                             France

                             Sofina (Belgique)                                 Director
                             Rue de Naples, 38-B-1050 Bruzelles

                             Sogeti S.A.                                       Director
                             6, bld Jean Pain a Grenoble (38005)
                             France

                             Sovac                                             Director
                             19-21, rue de la Bienfaisance aParis 8eme
                             France

                             Sovaclux S.A.                                     Director
                             14 rue Aldringen - Luxembourg

                             Thomson S.A.                                      Director
                             51 esplanade du General de Gaulle
                             La Defense 10-92800 Puteaux
                             France

                             Thomson CSF                                       Director
                             51 Esplanade du General de Gaulle
                             La Defense 10-92800 Puteaux
                             France

                             U.A.P.                                            Director
                             9, place Vendome
                             75001 Paris

Felix G. Rohatyn             General Instrument Corp.                          Director
                             181 West Madison Street
                             Chicago, Illinois  60602

                             Howmet Turbine Components Corp.                   Director
                             221 West Webster Avenue
                             Mouskegon, Michigan 49440

                             Pechiney S.A.                                     Director
                             23 Rue Balzac
                             75008 Paris, France

                             Pfizer Inc.                                       Director
                             235 East 42nd Street
                             New York, New York  10017-5755

Michael S. Rome              None

Gerald Rosenfeld             Case Corporation                                  Director
                             700 State Street
                             Racine, Wisconsin 53404

                                      C-11

                             Name and Address of Company with
Name of General Member       which General Member is Connected                 Capacity
----------------------------------------------------------------------------------------
Peter L. Smith               Dixie Yarns Inc.                                  Director
                             1100 Watkins Street
                             Chattanooga, Tennessee  37401

Arthur P. Solomon            None

Michael B. Solomon           Charming Shoppes Inc.                             Director
                             450 Winks Lane
                             Bensalem, Pennsylvania  19020

Edouard M. Stern             Mainz  Holdings Limited                           Director
                             P.O. Box 3161
                             Roadtown Tortola  BVI

                             Penthievre Holdings B.V.                          Director
                             Jupiter Straat 158
                             2130 Ah Hoofddorp Netherlands

Paul A. Street               GE Capital                                        Senior Vice President
                             260 Long Ridge Road
                             Stamford, Connecticut 06927

John S. Tamagni              Western Holdings Inc.                             Director
                             1491 Tyrell Lane
                             Boise, Idaho  83706

David L. Tashjian            None

J. Mikesell Thomas           First National Bank of Chicago                    Executive Vice President
                             One First National Plaza
                             Chicago, Illinois 60603

Ali E. Wambold               The Albert Fisher Group plc                       Director
                             Fisher House
                             61 Thames Street
                             Windsor, Berkshire SO4 IQW
                             England

                             Lazard Brothers & Co., Ltd.                       Director
                             21 Moorfields
                             London EC2P 2HT
                             England

                             Lazard, Burklin, Kuna & Co.                       Director
                             Ulmeastrasse 37-39
                             60325 Frankfurt and Main
                             Federal Republic of Germany

                             Lazard Freres & Co., Ltd.                         Director
                             21 Moorfields
                             London EC2P 2HT
                             England

                             Lazard S.p.A.                                     Director
                             Plazza Meda, 3
                             Milano, Italy 20121

Kendrick R. Wilson III       American Buildings Company                        Director
                             State Docks Road
                             Eufaula, Alabama 36027

                             United Savings Association of Texas FSB           Director
                             3200 Southwest Freeway
                             Houston, Texas  77027

                                      C-12


                             Name and Address of Company with
Name of General Member       which General Member is Connected                 Capacity
----------------------------------------------------------------------------------------
Philip P. Young              None

Alexander E. Zagoreos        Drayton Korea Investment Trust                    Director
                             11 Devonshire Square
                             London EC2M 4YR

                             The Emerging World Trust Fund Limited             Director
                             One Rockefeller Plaza
                             New York, NY 10020

                             Fleming Continental European Investment Trust     Director
                             25 Copthall Avenue
                             London EC2R 7DR

                             Gartmore Emerging Pacific Investment Trust        Director
                             Gartmore House
                             16-18 Monument Street
                             London EC3R 8AJ

                             Greek Progress Fund                               Director
                             Ergobank
                             5, Evripidou
                             40-44, Praxit, Elous
                             105-61 Athens
                             Greece

                             Latin American Investment Trust                   Director
                             Exchange House
                             Primrose Street
                             London EC2A 2NY

                             Merlin Green International Investment Trust       Director
                             Knightsbridge House
                             197 Knightsbridge
                             London SW7 1RB

                             New Zealand Investment Trust                      Director
                             23 Cathedral Yard
                             Exeter
                             Devon EX1 1HB

                             World Trust Fund                                  Director
                             Kredietrust
                             11 rue Aldringen
                             Luxembourg l-2960

Item 29. Principal Underwriters
   (a) Lazard Freres & Co. LLC, through its division Lazard Freres Asset Management, currently serves as an investment adviser to the following investment companies: Target Portfolio Trust; The Accessor Funds; Fortis Series Fund, Inc.; and the Managers Funds.


   (b) Robert F. Agostinelli, William R. Araskog, F, Harlan Batrus, Patrick J. Callahan, Jr., Michel David-Weill, Michael J. DelGiudice, John V. Doyle, Charles R. Dreifus, Thomas F. Dunn, Norman Eig, Peter R. Ezersky, Albert H. Garner, James S. Gold, Jeffrey A. Golman, Steven J. Golub, Herbert W. Gullquist, Thomas R. Haack, J. Ira Harris, Melvin L. Heineman, Kenneth M. Jacobs, Jonathan H. Kagan, James L. Kempner, Sandra A. Lamb, M. Steven Langman, Edgar D. Legaspi, Michael S. Liss, William E. Loomis, Jr., J. Robert Lovejoy, Matthew J. Lustig, Philippe
         L. Magistretti, Damon Mezzacappa, Christina A. Mohr, Robert P. Morgenthau, Steven J. Niemczyk, Hamish W. M. Norton, Jonathan O'Herron, James A. Paduano, Louis Perlmutter, Robert E. Poll, Jr., Lester Pollack, Michael J. Price, Steven L. Rattner, John R. Reese, John R. Reinsberg, Luis E. Rinaldini, Bruno M. Roger, Felix G. Rohatyn, Michael
         S. Rome, Gerard Rosenfeld,  Peter L. Smith, Arthur P. Solomon,  Michael
         B. Solomon, Edouard M. Stern, Paul A. Street, John S. Tamagni, David L. Tashjian, Joseph M. Thomas, Ali E. Wambold, Kendrick R. Wilson, III, Philip P. Young and Alexander E. Zagoreos are the general members of Lazard Freres & Co. LLC. Mr. David-Weill is the senior member of Lazard Freres & Co. LLC. The address of all such members is 30 Rockefeller Plaza, New York, New York 10020.


   (c)   Not applicable.


Item 30. Location of Accounts and Records

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained as follows: Journals, ledgers, securities records and other original records are maintained primarily at the offices of the Registrant's Custodian, State Street Bank & Trust Company. All other records so required to be maintained are maintained at the offices of Lazard Freres & Co. LLC, 30 Rockefeller Plaza, New York, New York 10020.


Item 31. Management Services.

         Other than as set forth under the caption "Management" in the Prospectus constituting Part A of this Registration Statement and the Statement of Additional Information constituting Part B of this
         Registration Statement, Registrant is not a party to any management-related service contract.

Item 32. Undertakings.

         Registrant hereby undertakes:

         (1) to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and in connection with such meeting to comply with the provisions of Section 15(c) of the Investment Company Act of 1940 relating to shareholder communications. (2) to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge, beginning with the annual report to shareholders for the fiscal year ended December 31, 1994.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in The City of New York and State of New York, on the 12th day of October, 1995.


                                         THE LAZARD FUNDS, INC.
                                         By: /s/ William G. Butterly, III
                                         ---------------------------------------
                                         William G. Butterly, III
                                         Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


       Signature                                       Title                      Date
       ---------------------------------------         -------------------        ----------------
1.     Principal Executive Officer                     Chairman                   October 12, 1995
       *    /s/ William G. Butterly, III
       ----------------------------------
       Norman Eig

2.     Principal Financial & Accounting Officer:       Treasurer                  October 12, 1995
           /s/ Gus Coutsouros
           ------------------
       Gus Coutsouros
3.       All of the Directors:
       *John J. Burke
       *Norman Eig
       *Herbert W. Gullquist
       *Lester Z. Lieberman
       *Richard Reiss, Jr.
       *John Rutledge
       *By: /s/ William G. Butterly, III                                          October 12, 1995
           -----------------------------
       Attorney-in-fact, William G. Butterly, III



                                INDEX TO EXHIBITS



    Exhibit Number                                                    Sequential
                                                                     Page Number
5(M)     Form of Investment Management Agreement between the
         Registrant and Lazard Freres Asset Management with respect to the Lazard Global Equity Portfolio

5(N)     Form of Investment Management Agreement between the
         Registrant and Lazard Freres Asset Management with respect to the Lazard Bantam Value Portfolio

5(O)     Form of Investment Management Agreement between the
         Registrant and Lazard Freres Asset Management with respect to the Lazard Emerging World Funds Portfolio

5(P) Form of Administration Agreement between the Registrant and State Street Bank and Trust Company

10(A)    Opinion and consent of Strook & Strook & Lavan

10(B)    Opinion and consent of Venable, Baetjer and Howard


 11      Consent of Independent Auditors